UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P          PRINCIPAL              VALUE
                                                           RATINGS(1)            AMOUNT              (NOTE 2)
                                                          ------------          ------------      --------------
BANK NOTES -- 4.3%
  U.S BANKS, U.S. BRANCHES -- 4.3%
    National City Bank, 5.38%, 06/04/07                     AA3, A+             $ 71,000,000        $   71,006,816
    Branch Bank and Trust, 5.33%, 05/16/07                  P-1, A-1              70,000,000            70,000,577
                                                                                                    --------------
  TOTAL BANK NOTES (COST $141,007,393)                                                                 141,007,393
                                                                                                    --------------
CERTIFICATES OF DEPOSIT -- 26.5%
  FOREIGN BANKS, FOREIGN CENTERS -- 3.9%
    Deutsche Bank, 5.33%, 06/18/07                          P-1, A-1             105,000,000           105,000,235
    Landesbank Baden-Wuerttemberg, 5.32%, 04/19/07          P-1, A-1+             25,000,000            24,999,909
                                                                                                    --------------
                                                                                                       130,000,144
                                                                                                    --------------
  FOREIGN BANKS, U.S BRANCHES -- 19.6%
    Abbey National Treasury, 5.31%, 04/30/07                P-1, A-1             100,000,000           100,000,000
    Barclays Bank,  PLC, 5.28%, 05/08/07                    P-1, A-1+            125,000,000           125,000,000
    Credit Suisse First Boston, 5.31%, 05/01/07             P-1, A-1+            100,000,000           100,000,000
    Fortis Bank, NY, 5.30%, 06/27/07                        P-1, A-1+            125,000,000           125,000,000
    Landesbank Baden-Wuerttemberg, 5.29%, 05/04/07          P-1, A-1             100,000,000           100,000,000
    Royal Bank Of Canada, 5.32%, 06/21/07                   P-1, A-1+            100,000,000           100,000,000
                                                                                                    --------------
                                                                                                       650,000,000
                                                                                                    --------------
  U.S. BANKS, U.S. BRANCHES -- 3.0%
    First Tennessee, 5.31%, 04/11/07                        P-1, A-1             100,000,000           100,000,123
                                                                                                    --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $880,000,267)                                                    880,000,267
                                                                                                    --------------
COMMERCIAL PAPER -- 52.6%
  BANKS -- 26.8%
    Bank of America, 5.32%, 06/12/07                        P-1, A-1             125,000,000           125,000,000
    Cargill Global Funding, 5.25%, 05/09/07                 P-1, A-1              92,559,000            92,059,567
    Depfa Bank, 5.25%, 04/12/07                             P-1, A-1             100,000,000            99,854,306
    Harris Trust & Savings Bank, 5.30%, 04/19/07            P-1, A-1             100,000,000           100,000,000
    HBOS Treasury Services, 5.30%, 04/10/07                 P-1, A-1             100,000,000           100,000,000
    Lloyds Bank PLC, 5.28%, 05/22/07                        P-1, A-1+            125,000,000           125,000,000
    Natexis Banques Populaires, NY, 5.25%, 04/05/07         P-1, A-1+            120,000,000           119,947,550
    Svenska Handelsbanken, 5.28%, 04/10/07                  P-1, A-1+            125,000,000           125,000,000
                                                                                                    --------------
                                                                                                       886,861,423
                                                                                                    --------------
  FINANCE & INSURANCE -- 22.2%
    Abbey National Treasury, 5.24%, 05/29/07                P-1, A-1+             25,000,000            24,792,583
    Bear Stearns Cos., Inc., 5.23%, 06/07/07                P-1, A-1             100,000,000            99,041,167
    Dresdner US Finance, Inc., 5.25%, 04/11/07              P-1, A-1             100,000,000            99,868,750
    General Electric Capital Corp, 5.22%, 06/14/07          P-1, A-1+            110,000,000           108,835,650
    JP Morgan Chase, Inc., 5.27%, 04/03/07                  P-1, A-1+            125,000,000           124,981,701
    Morgan Stanley & Co., Inc., 5.22%, 05/07/07             P-1, A-1             100,000,000            99,492,500
    Rabobank USA Finance, 5.23%, 04/09/07                   P-1, A-1+             79,381,000            79,300,274



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------



                                                           MOODY'S/S&P          PRINCIPAL              VALUE
                                                           RATINGS(1)            AMOUNT              (NOTE 2)
                                                          ------------          ------------      --------------
    UBS Finance, Inc., 5.24%, 04/25/07                      P-1, A-1+           $100,000,000        $   99,665,542
                                                                                                    --------------
                                                                                                       735,978,167
                                                                                                    --------------
  HEALTH CARE -- 0.6%
    Johns Hopkins University, 5.30%, 05/09/07               P-1, A-1+             20,888,000            20,888,000
                                                                                                    --------------
  INFORMATION TECHNOLOGY -- 3.0%
    Hewlett Packard Co., 5.24%, 04/04/07                    P-1, A-1             100,000,000            99,970,889
                                                                                                    --------------
  TOTAL COMMERCIAL PAPER (COST $1,743,698,479)                                                       1,743,698,479
                                                                                                    --------------
REPURCHASE AGREEMENTS -- 16.6%
    With Bear Stearns Cos.: at 5.39%, dated
       03/30/07, to be repurchased on 04/02/07,
       repurchase price $351,381,958
       (collateralized by various Federal
       National Mortgage Association Notes,
       ranging in par value $16,315,000-$102,329,871,
       5.000%-6.500%, 04/01/20-03/01/37;
       with a total market value $361,762,282)                                   351,224,200           351,224,200
    With Paine Webber: at 5.39%, dated 03/30/07,
       to be repurchased on 04/02/07,
       repurchase price $200,089,833
       (collateralized by various Federal
       National Mortgage Association Notes,
       ranging in par value $10,025,000-
       $15,082,331, adjustable coupon rates,
       04/01/27-06/10/36 and various Federal
       Home Loan Mortgage Corporation Notes,
       ranging in par value $14,350,112-
       $15,102,468, adjustable coupon rates,
       09/01/23-01/01/37; with a total
       market value $206,000,476)                                                200,000,000           200,000,000
                                                                                                    --------------
  TOTAL REPURCHASE AGREEMENTS (COST $551,224,200)                                                   $  551,224,200
                                                                                                    --------------
TOTAL INVESTMENTS -- 100.0% (Cost $3,315,930,339)+                                                  $3,315,930,339
                                                                                                    ==============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
+    Cost for federal income tax purposes.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------



                                                   PRINCIPAL       VALUE
                                                    AMOUNT        (NOTE 2)
                                                 ------------   ------------
U.S. AGENCY OBLIGATIONS -- 13.3%
  FEDERAL FARM CREDIT BANKS -- 2.9%
    Federal Farm Credit Banks Notes,
      5.19%, 07/02/07*                            $25,000,000   $ 24,999,082
                                                                ------------
  FEDERAL HOME LOAN BANKS NOTES -- 6.5%
    Federal Home Loan Banks Notes,
      5.25%, 10/03/07                              31,000,000     30,995,743
    Federal Home Loan Banks Notes,
      5.40%, 04/09/08                              25,350,000     25,350,000
                                                                ------------
                                                                  56,345,743
                                                                ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.1%
    Federal Home Loan Mortgage Corporation Notes,
      4.00%, 08/17/07                               9,500,000      9,454,615
                                                                ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.8%
    Federal National Mortgage Association Notes,
      4.20%, 08/01/07                              25,000,000     24,910,003
                                                                ------------
  TOTAL U.S. AGENCY OBLIGATIONS
    (COST $115,709,443)                                          115,709,443
                                                                ------------
REPURCHASE AGREEMENTS -- 86.7%
    With BankAmerica:  at 5.38%, dated
      03/30/07, to be repurchased on
      04/02/07, repurchase price
      $260,116,567  (collateralized  by
      Federal  National  Mortgage
      Association Notes, par value
      $770,261,039, 5.000%, 03/01/34,
      with a total market value $267,800,000)     260,000,000    260,000,000
    With Bear Stearns Cos.: at 5.39%,
      dated 03/30/07 to be repurchased
      on 04/02/07 repurchase price
      $211,681,638 (collateralized by
      various Federal National Mortgage
      Association Notes, ranging in par
      value $43,873,295-$98,480,689,
      5.500%, 03/01/27-02/01/37; with
      a total market value $217,938,992)          211,586,600    211,586,600
    With Paine Webber: at 5.39%, dated
      03/30/07,  to be repurchased on
      04/02/07, repurchase  price
      $280,125,767  (collateralized  by
      various  Federal  National Mortgage
      Association  Notes,  ranging  in
      par  value  $5,082,773-$16,800,000,
      adjustable  coupon  rates,
      09/01/11-03/01/37  and  various
      Federal  Home  Loan Mortgage
      Corporation  Notes,  ranging  in
      par  value   $5,450,000-$16,765,505,
      adjustable   coupon  rates,
      10/01/23-02/01/37;   with  a
      total  market  value $288,403,522)          280,000,000    280,000,000
                                                                ------------
  TOTAL REPURCHASE AGREEMENTS
    (COST $751,586,600)                                          751,586,600
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $867,296,043) +                                         $867,296,043
                                                                ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                               MOODY'S/S&P         PRINCIPAL             VALUE
                                                               RATINGS(1)           AMOUNT              (NOTE 2)
                                                              ------------      ---------------      --------------
MUNICIPAL BONDS -- 100.0%
  ALABAMA -- 1.9%
    Industrial Dev Board PCR Ref. Bonds (Alabama
      Power Co. Proj.), Ser. 1998, 3.85%, 04/02/07              P-1, A-1        $     7,600,000      $    7,600,000
                                                                                                     --------------
  ALASKA -- 0.5%
    Valdez, AK Marine Terminal Rev. Ref. Bonds (BP
      Pipelines, Inc., Proj.), Ser. 2001, 3.80%,
      03/31/07                                                VMIG-1, A-1+            2,125,000           2,125,000
                                                                                                     --------------
  ARIZONA -- 1.9%
    Salt River Project, AZ Salt River Project,
      3.62%, 05/04/07                                          P-1, A-1+              7,400,000           7,400,000
                                                                                                     --------------
  COLORADO -- 1.0%
    Colorado Educ. & Cultural Fac. Auth. Rev. Bonds,
      (National Jewish Federal Building), Ser. A-7,
      3.77%, 04/02/07                                          VMIG-1, NR             1,375,000           1,375,000
    Colorado Educ. & Cultural Fac. Auth. Rev. Demand
      Bonds, LOC Bank of America, 3.77%, 04/02/07               P-1, NR               2,500,000           2,500,000
                                                                                                     --------------
                                                                                                          3,875,000
                                                                                                     --------------
  DELAWARE -- 2.4%
    Delaware Economic Dev. Auth. VRDB (St. Andrews
      School Proj.), Ser. 2003, 3.66%, 04/05/07*              VMIG-1, A-1+            9,400,000           9,400,000
                                                                                                     --------------
  FLORIDA -- 10.2%
    City of Jacksonville, FL PCRB (Florida Power &
      Light Co. Proj.), 3.65%, 05/07/07                         P-1, A-1             13,700,000          13,700,000
    City of Jacksonville, FL TECP, Ser. A, 3.53%,
      04/09/07                                                 P-1, A-1+             12,545,000          12,545,000
    Manatee County, FL PCRB (Florida Power & Light
      Company Proj.), Ser. 1994, 3.72%, 03/31/07              VMIG-1, A-1             2,000,000           2,000,000
    Orange County, FL Health Fac. Auth. Ref. Program
      Rev. Bonds, (Pooled Hospital Loan Program),
      Ser. 1985, 3.70%, 06/21/07                              VMIG-1, A-1+            5,200,000           5,200,000
    Orange County, FL Housing Fin. Auth.
      Multi-Family Housing Ref. Rev. Bonds (Post
      Fountains at Lee Vista Project), FNMA Gtd.,
      Ser. 1997E, 3.68%, 04/06/07                               NR, A-1+              4,235,000           4,235,000
    St. Lucie County, FL PCRB VRDB (Florida Power &
      Light Co. Project), Ser. 2000, 3.80%, 04/02/07*         VMIG-1, A-1             2,500,000           2,500,000
                                                                                                     --------------
                                                                                                         40,180,000
                                                                                                     --------------
  GEORGIA -- 7.6%
    Burke County, GA Development Auth. PCRB, 3.66%,
      05/09/07                                                VMIG-1, A-1+            5,000,000           5,000,000
    Clayton County, GA Hosp. Auth. Rev. Ant. Cert.
      VRDB (Southern Regional Medical Center Proj.),
      LOC SunTrust Bank, Ser. 1998B, 3.66%, 04/06/07*           Aa1, NR               3,570,000           3,570,000
    Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
      Hospital, Inc. Proj.), LOC SunTrust Bank, Ser.
      1997, 3.66%, 04/06/07*                                    Aa2, NR               1,300,000           1,300,000
    Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
      Hospital, Inc. Proj.), LOC SunTrust Bank, Ser.
      2000, 3.66%, 04/06/07*                                   VMIG-1, NR             3,700,000           3,700,000
    Floyd County, GA Dev. Auth. Rev. VRDB (Berry
      College, Inc. Proj.), LOC Sun Trust Bank, Ser.
      1999, 3.66%, 04/06/07*                                    Aa2, NR               3,200,000           3,200,000
    Fulton County, GA Dev. Auth. Rev. VRDB
      (Arthritis Foundation, Inc. Proj.), LOC
      SunTrust Bank, Ser. 1996, 3.66%, 04/06/07*                Aa2, NR                 800,000             800,000


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                               MOODY'S/S&P         PRINCIPAL             VALUE
                                                               RATINGS(1)           AMOUNT              (NOTE 2)
                                                              ------------      ---------------      --------------
    Fulton County, GA Dev. Auth. Rev. VRDB (Trinity
      School, Inc. Proj.), LOC SunTrust Bank, Ser.
      2000, 3.66%, 04/06/07*                                   VMIG-1, NR       $     5,700,000      $    5,700,000
    Gwinnett County, GA Dev. Auth. Rev. VRDB,
      (Wesleyan School, Inc. Proj.), LOC SunTrust
      Bank, Ser. 1999, 3.66%, 04/06/07*                         Aa2, NR               4,700,000           4,700,000
    Heard County, GA PCRB VRDB (Georgia Power Co.
      Plant Wansley Proj.), Ser. 1996, 3.83%,
      03/31/07*                                                VMIG-1, A-1            2,000,000           2,000,000
                                                                                                     --------------
                                                                                                         29,970,000
                                                                                                     --------------
  ILLINOIS -- 9.0%
    Illinois Dev. Fin. Auth. Rev. VRDB (Goodman
      Theatre Proj.), LOC Banc One N.A./Northern
      Trust, Ser. 1999, 3.70%, 04/06/07*                        NR, A-1+             13,400,000          13,400,000
    Illinois Dev. Fin. Auth. Rev. VRDB (Radiological
      Society Proj.), LOC American NB & T, Ser.
      1997, 3.73%, 04/06/07*                                    NR, A-1+              1,870,000           1,870,000
    Illinois Educ. Fac. Auth. Rev. VRDB (ACI /
      Cultural Pooled Financing Proj.), LOC American
      NB & T, Ser. 1998, 3.67%, 04/06/07*                       NR, A-1+              6,325,000           6,325,000
    Illinois Health Fac. Auth. VRDB (Evanston
      Hospital Corporation), Ser. 1992, 3.65%,
      05/24/07*                                               VMIG-1, A-1+           10,000,000          10,000,000
    Illinois Health Fac. Auth. VRDB (Evanston
      Hospital Corporation), Ser. 1995, 3.65%,
      06/07/07*                                                VMIG-1, NR             4,000,000           4,000,000
                                                                                                     --------------
                                                                                                         35,595,000
                                                                                                     --------------
  KANSAS -- 1.3%
    Wamego, KS PCRB VRDB (Utilicorp United, Inc.
      Proj.), LOC Citibank NA, Ser. 1996, 3.73%,
      04/06/07*                                                P-1, A-1+              5,000,000           5,000,000
                                                                                                     --------------
  KENTUCKY -- 0.8%
    County of Breckinridge, KY Lease Prog. VRDB
      (Kentucky Assoc. of Counties Leasing Trust),
      LOC U.S. Bank NA, Ser. 2002A, 3.55%, 04/02/07*           VMIG-1, NR             3,240,000           3,240,000
                                                                                                     --------------
  MARYLAND -- 4.6%
    Howard County, MD Pub. Imprvmts. TECP, Ser. D,
      3.65%, 04/04/07                                          P-1, A-1+             12,400,000          12,400,000
    Montgomery County,  MD Ind. Dev. Auth. TECP,
      3.64%, 05/01/07                                          P-1, A-1+              6,000,000           6,000,000
                                                                                                     --------------
                                                                                                         18,400,000
                                                                                                     --------------
  MICHIGAN -- 0.3%
    University Of Michigan Regts Hosp. Rev. Bonds,
      Ser. 2005A, 3.79%, 04/02/07                             VMIG-1, A-1+            1,300,000           1,300,000
                                                                                                     --------------
  MISSISSIPPI -- 0.7%
    Jackson County, MS Port Fac. VRDB (Chevron
      U.S.A, Inc. Proj.), Ser. 1993, 3.80%, 04/02/07*           P-1, NR               2,800,000           2,800,000
                                                                                                     --------------
  MISSOURI -- 1.0%
    Missouri Health & Educ. Fac. Auth. VRDB (BJC
      Health Systems), Ser. 2005B, 3.77%, 04/02/07*           VMIG-1, A-1+            3,990,000           3,990,000
                                                                                                     --------------
  NEVADA -- 6.1%
    Clark County, NV Highway Rev. (Motor Vehicle
      Fuel Tax) TECP, Ser. 2005B, 3.54%, 04/05/07              P-1, A-1+              8,000,000           8,000,000


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                               MOODY'S/S&P         PRINCIPAL             VALUE
                                                               RATINGS(1)           AMOUNT              (NOTE 2)
                                                              ------------      ---------------      --------------
    Las Vegas Valley Water Dist., NV Gen. Oblig.
      Water TECP, 3.65%, 06/13/07                              P-1, A-1+        $    16,000,000      $   16,000,000
                                                                                                     --------------
                                                                                                         24,000,000
                                                                                                     --------------
  NEW MEXICO -- 0.6%
    Hurley, NM PCRB VRDB (BP Corp.), Ser. 1985,
      3.80%, 04/02/07*                                         P-1, A-1+              2,540,000           2,540,000
                                                                                                     --------------
  OKLAHOMA -- 2.1%
    Tulsa County, OK Ind. Auth. VRDB (Montereau in
      Warren Woods Proj.), LOC BNP Paribas, Ser.
      2002A, 3.79%, 04/02/07*                                   NR, A-1+              8,215,000           8,215,000
                                                                                                     --------------
  PENNSYLVANIA -- 1.1%
    Beaver County, PA Ind. Dev. Auth. PCRB VRDB
      (Atlantic Richfield Co. Proj.), Ser. 1995,
      3.70%, 04/06/07*                                        VMIG-1, A-1+            4,200,000           4,200,000
                                                                                                     --------------
  SOUTH CAROLINA -- 3.5%
    South Carolina St. Pub. Service, 3.66%, 06/06/07           P-1, A-1+             14,000,000          14,000,000
                                                                                                     --------------
  TENNESSEE -- 4.9%
    City of Memphis, TN General Obligation TECP,
      3.63%, 06/05/07                                          P-1, A-1+             14,000,000          14,000,000
    Clarksville, TN Public Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC
      Bank of America, Ser. 1984, 3.66%, 04/06/07*              NR, A-1+              1,745,000           1,745,000
    Clarksville, TN Public Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC
      Bank of America, Ser. 1995, 3.66%, 04/06/07*              NR, A-1+                800,000             800,000
    Montgomery County, TN Pub. Bldg. Auth. VRDB
      (Tenn. County Local Pool), LOC Bank of
      America, 3.80%, 03/31/07*                                VMIG-1, NR             1,975,000           1,975,000
    Montgomery County, TN Pub. Bldg. Auth. VRDB, LOC
      Bank of America, 3.80%, 04/02/07*                        VMIG-1, NR               700,000             700,000
                                                                                                     --------------
                                                                                                         19,220,000
                                                                                                     --------------
  TEXAS -- 22.5%
    Bexar County, TX Gen. Oblig. TECP, Ser. A,
      3.70%, 06/15/07                                          P-1, A-1+              4,900,000           4,900,000
    Board of Regents of Texas A&M University System
      TECP, 3.65%, 06/12/07                                    P-1, A-1+              4,000,000           4,000,000
    Board of Regents of Texas A&M University System
      TECP, 3.67%, 06/12/07                                    P-1, A-1+              7,600,000           7,600,000
    Board of Regents of Texas A&M University System
      TECP, Ser. B, 3.65%, 06/14/07                            P-1, A-1+              4,400,000           4,400,000
    Board of Regents of Texas Tech University System
      TECP, 3.65%, 06/11/07                                    P-1, A-1+              3,918,000           3,918,000
    City of Garland, TX Gen. Oblig. TECP, 3.65%,
      06/11/07                                                  NR, A-1+              5,000,000           5,000,000
    City of Garland, TX Gen. Oblig. TECP, 3.65%,
      06/14/07                                                  NR, A-1+              5,000,000           5,000,000
    City of Houston Gen. Oblig. TECP, 3.65%, 06/12/07           P-1, A-1              2,400,000           2,400,000
    City of Houston Gen. Oblig. TECP, 3.67%, 06/13/07          P-1, A-1+             10,000,000          10,000,000
    Dallas, TX Waterworks & Sewer TECP, Ser. B,
      3.60%, 05/11/07                                          P-1, A-1+              5,000,000           5,000,000
    Harris County, TX Gen. Oblig. TECP, Ser. D,
      3.65%, 06/04/07                                          P-1, A-1+             13,000,000          13,000,000
    Harris County, TX Health Fac. Dev. Corp. VRDB
      (St. Luke's Episcopal Hosp Proj.), Ser. 2001B,
      3.77%, 04/02/07                                           NR, A-1+              5,590,000           5,590,000
    Harris County, TX Health Facs. Dev. Corp. VRDB,
      (Methodist Hospital Proj.), Ser. A, 3.77%,
      04/02/07                                                  NR, A-1+              4,600,000           4,600,000


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                               MOODY'S/S&P         PRINCIPAL             VALUE
                                                               RATINGS(1)           AMOUNT              (NOTE 2)
                                                              ------------      ---------------      --------------
    University Of Texas TECP, 3.52%, 04/10/07                  P-1, A-1+        $    13,700,000      $   13,700,000
                                                                                                     --------------
                                                                                                         89,108,000
                                                                                                     --------------
  UTAH -- 4.7%
    Murray City, UT Hosp. Rev. VRDB (IHC Health
      Services, Inc.), Ser. B, 3.77%, 03/31/07*               VMIG-1, A-1+            2,800,000           2,800,000
    Murray City, UT VRDB (IHC Health Services, Inc.)
      Ser. 2005A, 3.77%, 04/02/07*                            VMIG-1, A-1+            4,300,000           4,300,000
    Murray City, UT VRDB (IHC Health Services, Inc.)
      Ser. 2005C, 3.70%, 04/05/07*                            VMIG-1, A-1+           10,000,000          10,000,000
    Salt Lake County, UT PCRB VRDB (Svc. Station
      Holdings Proj. BP PLC), 3.80%, 04/02/07*                 P-1, A-1+              1,500,000           1,500,000
                                                                                                     --------------
                                                                                                         18,600,000
                                                                                                     --------------
  VIRGINIA -- 1.8%
    University Of VA TECP, Ser. 2003A, 3.64%,
      06/05/07                                                  NR, A-1+              7,000,000           7,000,000
                                                                                                     --------------
  WASHINGTON -- 2.2%
    Washington Health Care Fac. Auth. Lease Rev.
      VRDB (National Healthcare Research & Educ.
      Proj.), LOC BNP Paribas, 3.70%, 04/06/07*                VMIG-1, NR             3,900,000           3,900,000
    Washington State Hous. Fin. Comm. Rev VRDB
      (Eastside Catholic School), LOC Key Bank NA,
      Ser. A, 3.69%, 04/06/07*                                 VMIG-1, NR             5,000,000           5,000,000
                                                                                                     --------------
                                                                                                          8,900,000
                                                                                                     --------------
  WISCONSIN -- 4.5%
    State of Wisconsin Gen. Oblig. TECP, 3.65%,
      06/07/07                                                 P-1, A-1+             18,000,000          18,000,000
                                                                                                     --------------
  WYOMING -- 2.8%
    Sweetwater County, WY TECP, LOC Barclays Bank,
      3.63%, 06/05/07                                          P-1, A-1+             10,975,000          10,975,000
                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $395,633,000)                                                             395,633,000
                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $395,633,000)(1)                                                   $  395,633,000
                                                                                                     ==============


* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(1)  Cost for federal income tax purposes.
LOC  - Letter of Credit
MBIA - Municipal Bond Insurance Association
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt  Commercial  Paper and multi-modal  bonds in commercial  paper mode
VRDB - Variable Rate Demand Bonds


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS(1)           AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
CORPORATE BONDS -- 33.8%
  FINANCIALS -- 12.6%
    AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08@                        Aa2, AA+          $1,400,000        $  1,409,828
    Bank of America Corp., 7.80%, 02/15/10                                      Aa2, AA-             525,000             563,011
    Bank One Corp., 8.00%, 04/29/27                                             Aa3, A+              265,000             322,808
    Capital One Corp., 6.70%, 05/15/08                                          A2, BBB-           1,315,000           1,334,567
    First Union Corp., 7.57%, 08/01/26                                           A3, NR              175,000             208,921
    General Electric Capital Corp., 4.88%, 10/21/10                             Aaa, AAA             875,000             870,408
    Goldman Sachs Group, 6.65%, 05/15/09                                        Aa3, AA-             525,000             541,291
    Household Finance Corp., 6.38%, 11/27/12                                    Aa3, AA-             875,000             918,306
    International Lease Finance Corp., 5.13%, 11/01/10                          A1, AA-              660,000             659,602
    Lehman Brothers Holdings, 4.25%, 01/27/10                                    A1, A+              905,000             886,503
    MBNA America, 4.63%, 08/03/09                                               Aaa, AA+           1,465,000           1,450,719
    Morgan Stanley, 4.75%, 04/01/14                                              A1, A             1,750,000           1,662,127
    Residential Capital Corp., 6.73%, 06/29/07                                  Baa3, BBB-           875,000             875,978
    Residential Capital Corp., 6.38%, 06/30/10                                  Baa3, BBB          2,190,000           2,189,411
    Salomon Smith Barney Holdings, 6.50%, 02/15/08                              Aa1, AA+           1,840,000           1,858,963
    Swiss Bank Corp., 7.38%, 06/15/17                                           Aa3, AA              700,000             807,078
    Vornado Realty, 5.63%, 06/15/07                                             Baa2, BBB          1,340,000           1,339,456
    Wells Fargo & Co., 5.50%, 08/01/12                                          Aa1, AA+             615,000             626,997
                                                                                                                    ------------
                                                                                                                      18,525,974
                                                                                                                    ------------
  INDUSTRIALS -- 12.2%
    A.H. Belo Corp., 7.13%, 06/01/07                                            Baa3, BBB-           265,000             265,368
    CSX Corp., 7.90%, 05/01/17                                                  Baa2, BBB            685,000             775,088
    D.R. Horton, Inc., 7.50%, 12/01/07                                          Baa3, BBB-           745,000             754,432
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08                           Baa1, BBB          1,050,000           1,034,242
    Deluxe Corp., 3.50%, 10/01/07                                               Ba2, BB-             570,000             560,737
    Dominion Resources, Inc., 8.13%, 06/15/10                                   Baa2, BBB            875,000             953,046
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09                                    Baa2, BBB+         1,165,000           1,133,007
    General Electric Co., 5.00%, 02/01/13                                       Aaa, AAA             875,000             868,373
    Ingersoll-Rand, 6.02%, 02/15/28                                              A3, A-            2,015,000           2,115,589
    International Business Machines Corp., 4.75%, 11/29/12                       A1, A+              875,000             863,866
    Johnson & Johnson, 3.80%, 05/15/13                                          Aaa, AAA             660,000             623,763
    Kraft Foods, Inc., 4.13%, 11/12/09                                          A3, BBB+           1,110,000           1,081,342
    McDonald's Corp., 3.88%, 08/15/07                                            A2, A             1,140,000           1,132,802
    Merck & Co., Inc., 4.38%, 02/15/13                                          Aa3, AA-             700,000             671,252
    Raytheon Co., 6.75%, 08/15/07                                               Baa2, BBB+           514,000             516,199
    Safeway, Inc., 6.50%, 11/15/08                                              Baa2, BBB-           875,000             890,190
    Schering-Plough Corp., 5.55%, 12/01/13                                      Baa1, A-             875,000             891,490
    Schering-Plough Corp., 6.75%, 12/01/33                                      Baa1, A-             220,000             244,277
    Time Warner Entertainment, 8.88%, 10/01/12                                  Baa2, BBB+         1,185,000           1,368,174
    Time Warner Entertainment, 8.38%, 03/15/23                                  Baa2, BBB+           175,000             206,862
    Tyco International Group, 6.13%, 11/01/08                                   Baa3, BBB+           665,000             673,953
    Waste Management, Inc., 6.50%, 11/15/08                                     Baa3, BBB            401,000             408,209
                                                                                                                    ------------
                                                                                                                      18,032,261
                                                                                                                    ------------
  TELECOMMUNICATION SERVICES -- 4.9%
    AT&T Broadband Corp., 8.38%, 03/15/13                                       Baa2, BBB+         1,765,000           2,018,397
    Oracle Corp., 5.00%, 01/15/11                                                A2, A-              790,000             787,094
    SBC Communications, Inc., 5.10%, 09/15/14                                    A2, A               875,000             854,862
    Sprint Capital Corp., 6.13%, 11/15/08                                       Baa3, BBB          1,140,000           1,154,496
    Verizon Communications, Inc., 6.70%, 09/01/09                                A3, A               525,000             540,807
    Verizon Global Funding Corp., 7.25%, 12/01/10                               A3, BBB+           1,750,000           1,869,210
                                                                                                                    ------------
                                                                                                                       7,224,866
                                                                                                                    ------------
  UTILITIES -- 4.1%
    Consumers Energy, 4.25%, 04/15/08                                           Baa2, BBB-           265,000             262,220

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS(1)           AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Devon Energy Corp., 6.88%, 09/30/11                                         Baa2, BBB         $  965,000        $  1,026,588
    Duke Energy Corp., 3.75%, 03/05/08                                          A2, BBB+             875,000             862,817
    Duke Energy Corp., 4.20%, 10/01/08                                          A3, BBB              960,000             945,470
    Oklahoma Gas & Electric, 6.65%, 07/15/27                                    A2, BBB+             440,000             469,432
    Pacific Gas & Electric, 4.20%, 03/01/11                                     Baa1, BBB            875,000             847,107
    Southern California Edison Corp., 5.00%, 01/15/16                           A2, BBB+             654,000             635,845
    Valero Energy Corp., 4.75%, 04/01/14                                        Baa3, BBB          1,095,000           1,036,255
                                                                                                                    ------------
                                                                                                                       6,085,734
                                                                                                                    ------------
  TOTAL CORPORATE BONDS (COST $49,331,739)                                                                            49,868,835
                                                                                                                    ------------



                                                                                                   PRINCIPAL           VALUE
                                                                                                    AMOUNT           (NOTE 2)
                                                                                                   ---------        ------------
ASSET-BACKED SECURITIES -- 0.4%
    Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18                                        636,507             632,888

MORTGAGE-BACKED SECURITIES -- 5.1%
    Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29                                  1,100,000           1,117,372
    Federal Home Loan Mortgage Corporation Notes PC Gold COMB 30, 6.00%, 09/01/36                    649,071             654,301
    Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23                             42,268              42,186
    Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15                             7,633               7,638
    Federal Home Loan Mortgage Corporation Notes, Gold, 4.50%, 04/01/20                              493,239             477,595
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13                        62,998              63,912
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35                       336,281             343,155
    Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10                     2,231,081           2,153,274
    Federal National Mortgage Association Notes, 3.97%, 05/01/33                                     334,589             332,507
    Federal National Mortgage Association Notes, 5.00%, 11/25/35                                     999,787             958,342
    Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 08/01/18                  228,355             221,680
    Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17                  261,584             263,098
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                         332,625             321,692
    Federal National Mortgage Association Notes, 5.00%, 02/23/16, 5.00%, 02/23/16                    500,000             497,786
    Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24                         74,212              78,410
                                                                                                                    ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $7,547,641)                                                                   7,532,948
                                                                                                                    ------------
U.S. AGENCY OBLIGATIONS -- 27.6%
  FEDERAL HOME LOAN BANKS NOTES -- 4.6%
    Federal Home Loan Banks Notes, 4.28%, 10/11/07                                                 1,750,000           1,745,765
    Federal Home Loan Banks Notes, 4.13%, 04/18/08                                                 1,050,000           1,040,281
    Federal Home Loan Banks Notes, 2.44%, 03/09/09                                                   525,000             510,400
    Federal Home Loan Banks Notes, 4.38%, 03/17/10                                                 1,225,000           1,211,678
    Federal Home Loan Banks Notes, 5.75%, 05/15/12                                                   965,000           1,003,670
    Federal Home Loan Banks Notes, 4.50%, 11/15/12                                                 1,315,000           1,290,932
                                                                                                                    ------------
                                                                                                                       6,802,726
                                                                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.1%
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08                                  2,625,000           2,633,655
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                                    875,000             863,484
    Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09                                  2,300,000           2,393,152
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                                  3,300,000           3,514,391
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                                    615,000             630,954
    Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14                                  1,750,000           1,760,612
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                  1,315,000           1,262,360

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------


                                                                                                   PRINCIPAL           VALUE
                                                                                                    AMOUNT           (NOTE 2)
                                                                                                   ---------        ------------
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                                 $1,750,000        $  1,782,475
                                                                                                                    ------------
                                                                                                                      14,841,083
                                                                                                                    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.9%
    Federal National Mortgage Assocation Notes, 5.60%, 11/22/11                                      875,000             874,204
    Federal National Mortgage Association Notes, 4.25%, 07/15/07                                   3,150,000           3,140,786
    Federal National Mortgage Association Notes, 3.25%, 11/15/07                                     440,000             434,772
    Federal National Mortgage Association Notes, 6.63%, 09/15/09                                   2,190,000           2,278,660
    Federal National Mortgage Association Notes, 6.63%, 11/15/10                                   3,300,000           3,495,690
    Federal National Mortgage Association Notes, 5.50%, 03/15/11                                   2,405,000           2,459,899
    Federal National Mortgage Association Notes, 4.63%, 10/15/13                                   1,600,000           1,574,575
    Federal National Mortgage Association Notes, 4.13%, 04/15/14                                   4,985,000           4,748,377
                                                                                                                    ------------
                                                                                                                      19,006,963
                                                                                                                    ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $40,459,095)                                                                    40,650,772
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 22.1%
  U.S. TREASURY BONDS -- 4.2%
    U.S. Treasury Bonds, 10.38%, 11/15/12                                                            350,000             361,170
    U.S. Treasury Bonds, 8.13%, 08/15/19                                                           1,750,000           2,285,391
    U.S. Treasury Bonds, 7.88%, 02/15/21                                                           1,750,000           2,273,359
    U.S. Treasury Bonds, 7.25%, 08/15/22                                                             875,000           1,094,365
    U.S. Treasury Bonds, 7.13%, 02/15/23                                                             175,000             217,260
                                                                                                                    ------------
                                                                                                                       6,231,545
                                                                                                                    ------------
  U.S. TREASURY NOTES -- 17.9%
    U.S. Treasury Notes, 3.13%, 05/15/07                                                             440,000             438,969
    U.S. Treasury Notes, 4.00%, 09/30/07                                                           3,935,000           3,915,172
    U.S. Treasury Notes, 4.63%, 02/29/08                                                           2,800,000           2,792,345
    U.S. Treasury Notes, 4.00%, 06/15/09                                                           1,640,000           1,620,012
    U.S. Treasury Notes, 4.25%, 10/15/10                                                             875,000             867,241
    U.S. Treasury Notes, 4.75%, 03/31/11                                                           3,280,000           3,304,856
    U.S. Treasury Notes, 4.88%, 02/15/12                                                             265,000             269,130
    U.S. Treasury Notes, 4.00%, 11/15/12                                                           1,970,000           1,918,287
    U.S. Treasury Notes, 4.25%, 08/15/13                                                           1,535,000           1,508,798
    U.S. Treasury Notes, 4.25%, 11/15/13                                                             985,000             966,493
    U.S. Treasury Notes, 4.25%, 11/15/14                                                             395,000             385,619
    U.S. Treasury Notes, 4.13%, 05/15/15(1)                                                        7,870,000           7,600,696
    U.S. Treasury Notes, 5.13%, 05/15/16                                                             700,000             723,761
                                                                                                                    ------------
                                                                                                                      26,311,379
                                                                                                                    ------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $32,621,702)                                                                  32,542,924
                                                                                                                    ------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS(1)           AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
COMMERCIAL PAPER -- 11.0%
    American Express Corp., 5.28%, 04/02/07                                     P-1, A-1+          2,185,592           2,185,592
    American General Financial Corp., 5.30%, 04/02/07                           P-1, A-1+          7,000,000           7,000,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS(1)           AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Toyota Motor Corp., 5.30%, 04/02/07                                         P-1, A-1+         $7,000,000        $  7,000,000
                                                                                                                    ------------
  TOTAL COMMERCIAL PAPER (COST $16,185,592)                                                                           16,185,592
                                                                                                                    ------------
TOTAL INVESTMENTS -- 100.0% (Cost $146,781,400)+                                                                    $147,413,959(2)
                                                                                                                    ============

                                                                                                    SHARES
                                                                                                   --------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
  INSTITUTIONAL MONEY MARKET TRUST
    Institutional Money Market Trust, 5.33%, 04/02/07                                              4,809,780           4,809,780
                                                                                                                    ------------
                                                                                                                       4,809,780
                                                                                                                    ------------
  TIME DEPOSIT
    Bank of Montreal, 5.38%, 04/02/07                                                              1,255,345           1,255,345
                                                                                                                    ------------
                                                                                                                       1,255,345
                                                                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $6,065,125)                              6,065,125(3)
                                                                                                                    ------------

1  Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
@  Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1) Security partially or fully on loan.
+  The cost for Federal income tax purposes is $146,781,400. At March 31, 2007 net unrealized appreciation was $632,559. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,228,666, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $596,107.
(2) At March 31, 2007, the market value of securities on loan for the Short/Intermediate-Term Bond Fund was $5,938,106.
(3) The investments held as collateral on loaned securities represented 0% of the net assets of the Short/Intermediate-Term Bond
   Fund.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P          PRINCIPAL              VALUE
                                                           RATINGS(1)            AMOUNT              (NOTE 2)
                                                          ------------          ------------      --------------
CORPORATE BONDS -- 53.5%
  FINANCIALS -- 21.2%
    AIG Sunamerica Global Finance 144A,
       5.85@%, 08/01/08                                     Aa2, AA+          $  900,000         $   906,318
    Bank of America Corp., 7.80%, 02/15/10                  Aa2, AA-             350,000             375,340
    Bank One Corp., 8.00%, 04/29/27                         AA3, A+              425,000             517,711
    Capital One Corp., 6.70%, 05/15/08                      A2, BBB-             750,000             761,160
    Citigroup, Inc., 5.63%, 08/27/12                        Aa2, A+              800,000             814,491
    First Union Corp., 7.57%, 08/01/26                      A3, NR               591,000             705,556
    General Electric Capital Corp., 4.88%, 10/21/10         Aaa, AAA             900,000             895,277
    General Motors Acceptence Corp., 6.13%, 08/28/07        Ba1, BB            1,000,000             999,405
    Goldman Sachs Group, 6.65%, 05/15/09                    Aa3, A+            2,125,000           2,190,939
    Lehman Brothers Holdings, 4.25%, 01/27/10               A1, A                595,000             582,839
    MBNA America, 4.63%, 08/03/09                           Aaa, AA+             900,000             891,227
    Morgan Stanley, 4.75%, 04/01/14                         A1, A              1,000,000             949,787
    Residential Capital Corp., 6.73%, 06/29/07              Baa3, BBB-           550,000             550,615
    Residential Capital Corp., 6.38%, 06/30/10              Baa3, BBB            475,000             474,872
    Salomon Smith Barney Holdings, 6.50%, 02/15/08          Aa1, AA              900,000             909,275
    Swiss Bank Corp., 7.38%, 06/15/17                       Aa3, AA            1,400,000           1,614,157
    Vornado Realty, 5.63%, 06/15/07                         Baa2, BBB            500,000             499,797
                                                                                                 -----------
                                                                                                  14,638,766
                                                                                                 -----------
  INDUSTRIALS -- 19.3%
    A.H. Belo Corp., 7.13%, 06/01/07                        Baa3, BBB-           600,000             600,833
    Bausch & Lomb, Inc., 6.95%, 11/15/07                    Baa3, BBB          1,000,000           1,005,260
    CSX Corp., 7.90%, 05/01/17                              Baa2, BBB          1,414,000           1,599,962
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08       Baa1, BBB            600,000             590,995
    Deluxe Corp., 3.50%, 10/01/07                           Ba2, BB-             500,000             491,875
    Dominion Resources, Inc., 8.13%, 06/15/10               Baa2, BBB            650,000             707,977
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09                Baa2, BBB+           800,000             778,031
    General Electric Co., 5.00%, 02/01/13                   Aaa, AAA             700,000             694,698
    Ingersoll-Rand, 6.02%, 02/15/28                         A3, A-               900,000             944,928
    Kraft Foods, Inc., 4.13%, 11/12/09                      A3, BBB+             650,000             633,218
    Kraft Foods, Inc., 5.25%, 10/01/13                      A3, BBB+             400,000             394,162
    Kroger, 7.45%, 03/01/08                                 Baa2, BBB-           800,000             815,225
    Merck & Co., Inc., 4.38%, 02/15/13                      Aa3, AA-             325,000             311,653
    Raytheon Co., 6.75%, 08/15/07                           Baa1, BBB+           526,000             528,251
    Schering-Plough Corp., 6.75%, 12/01/33                  Baa1, A-           1,100,000           1,221,385
    The Gap, Inc., 6.90%, 09/15/07                          Baa3, BB+            167,000             167,960
    Time Warner Entertainment, 8.88%, 10/01/12              Baa2, BBB+           300,000             346,373
    Time Warner Entertainment, 8.38%, 03/15/23              Baa2, BBB+           900,000           1,063,861
    Tyco International Group, 6.13%, 11/01/08               Baa3, BBB+           425,000             430,722
                                                                                                 -----------
                                                                                                  13,327,369
                                                                                                 -----------
  TELECOMMUNICATION SERVICES -- 5.1%
    AT&T Broadband Corp., 8.38%, 03/15/13                   Baa2, BBB+           896,000           1,024,637
    Sprint Capital Corp., 6.13%, 11/15/08                   Baa3, BBB          1,000,000           1,012,716
    Verizon Global Funding Corp., 7.25%, 12/01/10           A3, A+             1,400,000           1,495,368
                                                                                                 -----------
                                                                                                   3,532,721
                                                                                                 -----------
  UTILITIES -- 7.9%
    Devon Energy Corp., 6.88%, 09/30/11                     Baa2, BBB            200,000             212,764
    Duke Energy Corp., 4.20%, 10/01/08                      A3, BBB              610,000             600,768
    Marathon Oil Corp., 6.80%, 03/15/32                     Baa1, BBB+         1,700,000           1,881,791
    Nevada Power Co., 8.25%, 06/01/11                       Ba1, BB+           1,000,000           1,099,622
    Oklahoma Gas & Electric, 6.65%, 07/15/27                A2, BBB+             565,000             602,794
    Pacific Gas & Electric, 4.20%, 03/01/11                 Baa1, BBB            450,000             435,655


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                           MOODY'S/S&P          PRINCIPAL            VALUE
                                                           RATINGS(1)            AMOUNT             (NOTE 2)
                                                          ------------        -------------      --------------
    Valero Energy Corp., 4.75%, 04/01/14                    Baa3, BBB           $635,000         $   600,934
                                                                                                 -----------
                                                                                                   5,434,328
                                                                                                 -----------
  TOTAL CORPORATE BONDS (COST $35,992,976)                                                        36,933,184
                                                                                                 -----------
ASSET-BACKED SECURITIES -- 0.5%
    Vanderbilt Mortgage Finance, Ser.
       2002-B, 4.70%, 10/07/18                              Aaa, AAA             318,254             316,444


                                                                                PRINCIPAL            VALUE
                                                                                 AMOUNT            (NOTE 2)
                                                                             -------------      --------------
MORTGAGE-BACKED SECURITIES -- 5.0%
    Federal Home Loan Mortgage Corporation Notes,
       6.00%, 01/15/29                                                           700,000             711,055
    Federal Home Loan Mortgage Corporation
       Notes PC Gold COMB 30, 6.00%, 09/01/36                                    370,898             373,886
    Federal Home Loan Mortgage Corporation Notes,
       1589 N, 6.25%, 04/15/23                                                    15,217              15,187
    Federal Home Loan Mortgage Corporation Notes,
       7 Yr. Balloon, 4.50%, 11/01/10                                            471,725             463,487
    Federal Home Loan Mortgage Corporation Notes,
       Gold 15 Yr., 6.00%, 01/01/13                                               38,061              38,613
    Federal Home Loan Mortgage Corporation Notes,
       Pool G08097, 6.50%, 11/01/35                                              207,805             212,053
    Federal Home Loan Mortgage Corporation Notes,
       Pool M80842, 3.50%, 08/01/10                                              194,949             188,150
    Federal National Mortgage Association Notes,
       6.50%, 11/01/36                                                           467,160             476,562
    Federal National Mortgage Association Notes,
       15 Yr Pool 254833, 4.50%, 08/01/18                                        171,266             166,260
    Federal National Mortgage Association Notes,
       15 Yr Pool 629603, 5.50%, 02/01/17                                        156,950             157,859
    Federal National Mortgage Association Notes,
       2005-29 WC, 4.75%, 04/25/35                                               153,519             148,473
    Federal National Mortgage Association Notes,
       Pool 838891, 6.00%, 07/01/35                                              513,337             517,500
                                                                                                 -----------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $3,483,170)                                               3,469,085
                                                                                                 -----------
U.S. TREASURY OBLIGATIONS -- 20.7%
  U.S. TREASURY BONDS -- 11.6%
    U.S. Treasury Bonds, 7.50%, 11/15/16                                         300,000             364,582
    U.S. Treasury Bonds, 8.88%, 02/15/19                                       1,130,000           1,544,039
    U.S. Treasury Bonds, 7.88%, 02/15/21                                         750,000             974,296
    U.S. Treasury Bonds, 7.25%, 08/15/22                                         500,000             625,351
    U.S. Treasury Bonds, 7.13%, 02/15/23                                         570,000             707,646
    U.S. Treasury Bonds, 6.00%, 02/15/26                                         900,000           1,017,211
    U.S. Treasury Bonds, 6.38%, 08/15/27                                         450,000             532,969
    U.S. Treasury Bonds, 5.25%, 02/15/29                                         925,000             965,685
    U.S. Treasury Bonds, 6.25%, 05/15/30(1)                                      500,000             592,383
    U.S. Treasury Bonds, 5.38%, 02/15/31                                         630,000             671,639
                                                                                                 -----------
                                                                                                   7,995,801
                                                                                                 -----------
  U.S. TREASURY NOTES -- 9.1%
    U.S. Treasury Notes, 4.00%, 09/30/07                                         300,000             298,488
    U.S. Treasury Notes, 4.63%, 02/29/08                                       1,000,000             997,266
    U.S. Treasury Notes, 4.75%, 03/31/11                                         750,000             755,684
    U.S. Treasury Notes, 4.88%, 02/15/12                                         380,000             385,923
    U.S. Treasury Notes, 4.25%, 08/15/13                                       1,250,000           1,228,663
    U.S. Treasury Notes, 4.25%, 11/15/13                                         300,000             294,363
    U.S. Treasury Notes, 4.25%, 11/15/14                                         200,000             195,250


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                PRINCIPAL            VALUE
                                                                                 AMOUNT             (NOTE 2)
                                                                             -------------      --------------
    U.S. Treasury Notes, 4.13%, 05/15/15(1)                                 $  2,250,000         $ 2,173,007
                                                                                                 -----------
                                                                                                   6,328,644
                                                                                                 -----------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $13,804,448)                                              14,324,445
                                                                                                 -----------
U.S. AGENCY OBLIGATIONS -- 18.6%
  FEDERAL HOME LOAN BANKS NOTES -- 5.2%
    Federal Home Loan Banks Notes, 4.28%, 10/11/07                               500,000             498,790
    Federal Home Loan Banks Notes, 4.13%, 04/18/08                               400,000             396,298
    Federal Home Loan Banks Notes, 5.75%, 05/15/12                             1,400,000           1,456,102
    Federal Home Loan Banks Notes, 4.50%, 11/15/12                               400,000             392,679
    Federal Home Loan Banks Notes, 5.25%, 06/18/14                               800,000             815,481
                                                                                                 -----------
                                                                                                   3,559,350
                                                                                                 -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.4%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08                500,000             479,985
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08              1,350,000           1,354,451
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                500,000             493,419
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10              1,000,000           1,064,967
    Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14              1,000,000           1,006,064
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                700,000             712,990
                                                                                                 -----------
                                                                                                   5,111,876
                                                                                                 -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.0%
    Federal National Mortgage Association Notes, 4.25%, 07/15/07               1,400,000           1,395,905
    Federal National Mortgage Association Notes, 6.63%, 09/15/09               1,000,000           1,040,484
    Federal National Mortgage Association Notes, 6.63%, 11/15/10               1,000,000           1,059,300


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                               PRINCIPAL            VALUE
                                                                                AMOUNT             (NOTE 2)
                                                                            -------------      --------------
    Federal National Mortgage Association Notes,
       6.25%, 05/15/29                                                       $   585,000         $   659,213
                                                                                                 -----------
                                                                                                   4,154,902
                                                                                                 -----------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $12,803,919)                                                12,826,128
                                                                                                 -----------

                                                           MOODY'S/S&P          PRINCIPAL            VALUE
                                                           RATINGS(1)            AMOUNT             (NOTE 2)
                                                          ------------        -------------      --------------
TOTAL COMMERCIAL PAPER -- 1.7%
    American General Financial Corp., 5.30%, 04/02/07       P-1, A-1+          1,180,710           1,180,710
                                                                                                 -----------
TOTAL INVESTMENTS -- 100.0% (Cost $67,583,038)+                                                  $69,049,996(2)
                                                                                                 ===========

                                                                               PRINCIPAL            VALUE
                                                                                AMOUNT             (NOTE 2)
                                                                            -------------      --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
  INSTITUTIONAL MONEY MARKET TRUST
    Institutional Money Market Trust, 5.33%, 04/02/07                          2,077,094           2,077,094
                                                                                                 -----------
                                                                                                   2,077,094
                                                                                                 -----------
  TIME DEPOSIT
    Bank of Montreal, 5.38%, 04/02/07                                            542,118             542,118
                                                                                                 -----------
                                                                                                     542,118
                                                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
    FOR LOANED SECURITIES (COST $2,619,212)                                                      $ 2,619,212(3)
                                                                                                 ===========

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  Security partially or fully on loan.
+ The cost for Federal income tax purposes is $67,583,038. At March 31, 2007 net unrealized appreciation was $1,466,958. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,834,763, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $367,805.
(2) At March 31, 2007, the market value of securities on loan for the Broad Market Bond Fund was $2,559,126.
(3) The investments held as collateral on loaned securities represented 0% of the net assets of the Broad Market Bond Fund.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
MUNICIPAL BONDS -- 100.0%
  ALABAMA -- 4.8%
    Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds, 5.10%, 12/01/09   BAA1, A-          $  500,000        $    514,730
    Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds,
      Ser. A-1, 5.00%, 10/01/14                                                 Aaa, NR              150,000             150,761
    Alabama State Brd. of Edu. Calhoun Community College Rev. Bonds,
      5.00%, 05/01/15                                                           Aaa, NR              500,000             541,055
    Alabama State Public School & College Auth. Rev. Bonds,
      5.13%, 11/01/10                                                           Aa2, AA            1,215,000           1,258,995
    Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC),
      4.50%, 08/15/10                                                           Aaa, AAA             250,000             253,377
    Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11               Aaa, AAA             250,000             260,495
    Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds, 5.00%, 01/01/17           Aaa, AAA           1,500,000           1,584,060
    Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%, 10/01/13              Aaa, NR              165,000             170,679
    University of Alabama at Birmingham Hospital Rev. Bonds, Ser. A,
      5.00%, 09/01/15                                                            A1, A+              500,000             532,445
                                                                                                                    ------------
                                                                                                                       5,266,597
                                                                                                                    ------------
  ALASKA -- 0.4%
    Valdez, AK Marine Terminal Rev. Ref. VRDB (BP Pipelines, Inc. Project)
      Ser. 2003A, 3.80%, 06/01/37                                               Aa1, AA+             400,000             400,000
                                                                                                                    ------------
  ARIZONA -- 3.1%
    Arizona Health Fac. Auth. Rev. Bonds Blood Systems Inc., 4.00%, 04/01/08     NR, A-              790,000             789,881
    Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%, 07/01/09  Baa3, NR             175,000             176,685
    Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%, 07/01/10  Baa3, NR             150,000             151,823
    Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%, 07/01/13  Baa3, NR             200,000             203,524
    Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds, Ser. A,
      5.25%, 01/01/20                                                           Aa1, AA            1,000,000           1,065,300
    Tucson, AZ, Certificate Participation Bonds, Public Improvements, Ser  A,
      (MBIA), 5.00%, 07/01/21                                                   Aaa, AAA           1,000,000           1,069,390
                                                                                                                    ------------
                                                                                                                       3,456,603
                                                                                                                    ------------
  CALIFORNIA -- 8.3%
    California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18       Aa2, AA              365,000             390,619
    California State Public Works Brd. Lease Rev. Bonds (Dept. Mental
      Health Hospital), (AMBAC), 5.00%, 12/01/13                                Aaa, AAA             575,000             614,847
    California State Public Works Brd. Ref. Rev. Bonds Dept. of Corrections,
      Ser. E, 5.00%, 06/01/18                                                   Aaa, AAA             820,000             875,301
    California State Public Works Brd. Ref. Rev. Bonds,  Ser. D, (MBIA),
      5.25%, 10/01/11                                                           Aaa, AAA             150,000             160,051
    California State School Imps. Ref. Gen. Oblig. Bonds, 5.25%, 02/01/14        A1, A+              585,000             633,286
    Compton, CA Certificate Participation Ref. Bonds, Ser. A, (Civic Center &
      Cap. Imp.), 5.50%, 09/01/15                                               NR, BBB+             535,000             549,354
    Contra Costa County, CA Multi-Family Housing Rev. Bonds, 3.95%, 04/15/46    NR, AAA            2,000,000           2,000,600

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, (FSA),
      5.50%, 09/01/15                                                           Aaa, AAA          $  125,000        $    131,813
    Lancaster,  CA Redev. Agency Tax Allocation Ref. Bonds, 5.25%, 12/01/20     NR, AAA              400,000             432,408
    Palm Desert, CA Fin. Auth., 5.00%, 04/01/25                                 Aaa, AAA             500,000             529,695
    Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, (FGIC),
      5.50%, 08/01/14                                                           Aaa, AAA             125,000             139,655
    San Francisco, CA City & County International Airport Rev. Bonds,
      5.25%, 01/01/19(1)                                                        Aaa, AAA           1,540,000           1,569,245
    Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA), 5.00%, 08/15/10    Aaa, NR              50,000              52,278
    Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18                             Aaa, AAA             490,000             525,407
    Visalia, CA Cert. Participation Ref. Bonds, 5.00%, 12/01/18                 Aaa, AAA             500,000             530,150
                                                                                                                    ------------
                                                                                                                       9,134,709
                                                                                                                    ------------
  COLORADO -- 1.5%
    Colorado Health Fac. Auth. Rev. Bonds (Catholic Health Initiatives),
      5.38%, 09/01/10                                                           Aa2, AA              500,000             527,555
    Grand Junction, CO Pub. Imps. Rev. Bonds, 5.00%, 03/01/10                    NR, AA            1,075,000           1,114,968
                                                                                                                    ------------
                                                                                                                       1,642,523
                                                                                                                    ------------
  CONNECTICUT -- 1.0%
    Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee),
      5.00%, 07/01/14                                                           Aaa, AAA           1,000,000           1,071,230
                                                                                                                    ------------
  DELAWARE -- 0.9%
    Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%, 11/01/08           Aaa, AAA             180,000             196,562
    Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%, 01/01/14             Aaa, AAA             250,000             263,767
    Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power
      Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26                 Aaa, AAA             250,000             260,668
    Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ.
      Courtyard), (RADIAN), 5.38%, 08/01/11                                       NR, AA             250,000             260,070
                                                                                                                    ------------
                                                                                                                         981,067
                                                                                                                    ------------
  FLORIDA -- 5.7%
    Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator South A,
      5.00%, 12/01/07                                                            A3, AA              275,000             277,076
    Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator South A,
      5.38%, 12/01/09                                                            A3, AA              250,000             258,688
    Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%, 10/01/14                Aaa, AAA             455,000             488,802
    Osceola County, FL School Brd. Cert. Participation Four Corcers Charter
      School Bonds, Ser. A, (MBIA), 5.80%,      08/01/15                         Aaa, NR             100,000             107,653
    Palm Beach County, FL Health Fac. Auth. VRDB (Bethesda HealthCare Sys.
      Project), LOC SunTrust Bank, Ser. 2001, 3.80%, 12/01/31                    Aa2, NR           4,200,000           4,200,000

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA), 5.25%, 10/01/14    Aaa, AAA         $  900,000        $    973,377
                                                                                                                    ------------
                                                                                                                       6,305,596
                                                                                                                    ------------
  GEORGIA -- 1.2%
    Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 08/01/18           Aaa, AAA             465,000             500,354
    Gwinnett County, GA. Dev. Auth. COP's, (Gwinnett County Public School
      Proj.), (MBIA), 5.25%, 01/01/14                                           Aaa, AAA             500,000             543,040
    Private Colleges & Univ. Auth. Rev. Bonds,  (Emory Univ. Proj.),
      Ser. 2000A, 5.75%, 11/01/15                                               Aa2, AA              250,000             269,722
                                                                                                                    ------------
                                                                                                                       1,313,116
                                                                                                                    ------------
  ILLINOIS -- 2.1%
    Chicago, IL Board Of Educ. Gen. Oblig. VRDB,  Ser. C-1 2004,
      3.80%, 03/01/31                                                           Aa3, AAA           1,200,000           1,200,000
    Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11             Aaa, AAA             200,000             215,500
    Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
      5.10%, 11/01/32                                                           Aa1, AA+             400,000             424,052
    Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
      5.15%, 11/01/32                                                           Aa1, AA+             250,000             268,365
    Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%, 03/01/12          Aaa, AAA             250,000             268,770
                                                                                                                    ------------
                                                                                                                       2,376,687
                                                                                                                    ------------
  KANSAS -- 0.8%
    Butler & Sedgwick County, KS Univ. School Dist. Gen. Oblig. Unltd. Bonds,
      (FSA), 6.00%, 09/01/14                                                    Aaa, AAA             500,000             572,510
    Topeka, KS Gen. Oblig. Bonds (College Hill Pub. Improvement) (MBIA),
      5.50%, 08/15/14                                                           Aaa, NR              275,000             295,111
                                                                                                                    ------------
                                                                                                                         867,621
                                                                                                                    ------------
  LOUISIANA -- 0.4%
    Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Public Improvements,
      Ser. B, (AMBAC), 5.00%, 06/01/15                                          Aaa, AAA             435,000             470,035
                                                                                                                    ------------
  MARYLAND -- 0.4%
    Maryland State Health & Higher Educ. Fac. Auth. Rev. Bonds, (AMBAC),
      5.13%, 07/01/12                                                           Aaa, AAA             400,000             427,892
                                                                                                                    ------------
  MASSACHUSETTS -- 5.6%
    Massachusetts State Commonwealth Gen. Oblig. Bonds, 5.00%, 10/01/09         Aa2, AA-             500,000             515,695
    Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual &
      Perfoming Arts Proj.), 6.00%, 08/01/16                                     A2, NR              310,000             358,366
    Massachusetts State Fed. Highway Grant Ant. Notes, Ser. 1998B,
      5.13%, 12/15/14                                                            Aa3, NR             350,000             361,518
    Massachusetts State General Obligation Bond Public Improvements Refunding
      Notes Construction Loan- Series B, 5.00%, 05/01/12                        Aa2, AAA           2,340,000           2,431,728
    Massachusetts State Housing Fin. Agency Rev. Bonds, 4.00%, 12/01/10(1)       Aa2, AA              85,000              83,891
    Massachusetts State Public Imps. Gen. Oblig. VRDB, 3.78%, 03/01/26           Aa2, AA           2,100,000           2,100,000

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Massachusetts State Special Oblig. Rev. Bonds (Federal Highway Grant Ant.),
      Ser. A, (FSA), 5.00%, 12/15/12                                            Aaa, NR           $  275,000        $    292,617
                                                                                                                    ------------
                                                                                                                       6,143,815
                                                                                                                    ------------
  MICHIGAN -- 0.6%
    Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds, (FGIC),
      5.00%, 05/01/15                                                           Aaa, AAA             650,000             697,554
                                                                                                                    ------------
                                                                                                                         697,554
                                                                                                                    ------------
  MINNESOTA -- 0.8%
    St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
      5.00%, 05/15/13                                                           Baa1, BBB            225,000             235,348
    St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
      5.00%, 05/15/15                                                           Baa1, BBB            270,000             284,140
    St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
      5.00%, 05/15/16                                                           Baa1, BBB            300,000             315,453
                                                                                                                    ------------
                                                                                                                         834,941
                                                                                                                    ------------
  MISSOURI -- 1.5%
    Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Project, Ser. G,
      4.00%, 09/01/10                                                           A2, AA-              540,000             539,644
    Kansas City, MO Special Fac. Rev. Bonds, MCI  Overhaul Base Proj. Ser  G,
      4.00%, 09/01/11                                                           A2, AA-              465,000             464,056
    Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%, 06/01/15             Aaa, NR              615,000             656,543
                                                                                                                    ------------
                                                                                                                       1,660,243
                                                                                                                    ------------
  NEVADA -- 3.4%
    Clark County, NV Rev. Bonds (Airport & Marina Improvements), (AMBAC),
      5.00%, 07/01/11                                                           Aaa, AAA           1,000,000           1,050,540
    Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%, 09/01/10                 Aa1, AA+             345,000             348,816
    Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax), (FGIC),
      5.50%, 12/01/11                                                           Aaa, AAA             250,000             269,080
    Nevada State Highway Improvement Revenue Bond Motor Vehicle Fuel Tax,
      5.00%, 12/01/12                                                           Aaa, AAA             750,000             798,540
    North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16                              NR, NR              875,000             901,189
    Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space & Library), (FGIC),
      5.75%, 05/01/14                                                           Aaa, AAA             380,000             408,758
                                                                                                                    ------------
                                                                                                                       3,776,923
                                                                                                                    ------------
  NEW JERSEY -- 8.7%
    Camden County, NJ Impt. Auth. Cooper Health Sys Oblig Grp-B, 5.00%,
      02/15/15                                                                  Baa3, BBB          2,435,000           2,521,272
    Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Grp-A,
      5.00%, 02/15/15                                                           Baa3, BBB          1,090,000           1,128,619
    Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds,
      5.00%, 02/15/17                                                           Aaa, NR              725,000             781,071
    New Jersey State Housing & Mortgage Financing Agency Rev. Bond,
      5.40%, 10/01/09                                                           Aaa, AAA           4,385,000           4,533,081

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds, 6.13%, 06/01/42        Aaa, AAA          $  535,000        $    596,183
                                                                                                                    ------------
                                                                                                                       9,560,226
                                                                                                                    ------------
  NEW YORK -- 9.2%
    Metropolitan Trans. Auth. New York Rev. Ref. Bonds, Ser. A-2002,
      5.00%, 01/01/12                                                           A1, AA-            1,000,000           1,056,010
    New York City, NY Transitional Fin. Auth. Rev. Bonds, 5.00%, 11/01/11       Aa2, AA+             500,000             528,620
    New York City, NY Transitional Fin. Auth. Rev. Bonds, 5.75%, 11/01/11       Aa1, AAA             215,000             230,456
    New York City, NY Transitional Fin. Auth. Rev. Bonds, Ser. A,
      5.50%, 11/01/26                                                           Aa1, AAA           1,395,000           1,497,923
    New York State Agency Spec. School Purp. Rev. Bonds, Ser. C,
      5.25%, 12/01/10                                                            NR, A+            1,500,000           1,578,270
    New York State Dorm. Auth. Personal Income Rev. Bonds, Ser. A,
      5.00%, 03/15/13                                                           NR, AAA              500,000             534,955
    New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13      NR, AA-              515,000             549,587
    New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1, 5.50%, 06/01/14    A1, AA-              450,000             466,349
    New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12                      A1, A+              250,000             267,688
    New York, NY Gen. Oblig. Ref. Bonds, Ser. B, 5.25%, 08/01/17                A1, AA-                5,000               5,077
    New York, NY Gen. Oblig. Ref. Bonds, Ser. B, 5.25%, 08/01/17                A1, AA-              255,000             258,728
    New York, NY Public Imps. Gen. Obligation Bond Ser. O, 5.00%, 06/01/12      A1, AA-            2,000,000           2,114,240
    New York, NY Ser. I, 5.00%, 08/01/17                                        Aaa, AAA           1,000,000           1,067,480
                                                                                                                    ------------
                                                                                                                      10,155,383
                                                                                                                    ------------
  NORTH CAROLINA -- 1.2%
    Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11(1)                Aaa, AAA           1,000,000           1,039,790
    Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/13                   Aa2, AA+             250,000             266,868
                                                                                                                    ------------
                                                                                                                       1,306,658
                                                                                                                    ------------
  OHIO -- 4.0%
    Cincinnatti, OH Water Sys. Rev. Bonds, 5.00%, 12/01/12                      Aa2, AAA           1,000,000           1,050,810
    Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners),
      5.00%, 10/01/08                                                           Aa3, AA-             500,000             509,495
    Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners),
      Ser. A, 5.63%, 10/01/16                                                   Aa3, AA-             500,000             535,795
    Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports Bldg. Fund Proj.),
      Ser. 2001A, 5.50%, 04/01/12                                               Aa2, AA              500,000             533,880
    Ohio State Gen. Oblig. Bonds, Ser. A, 5.38%, 02/01/16                       Aa1, AA+           1,000,000           1,113,130
    Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%, 02/01/14           Aa1, AA+             350,000             369,635
    Pickerington, OH Local School Dist. Construction & Imp. Gen. Oblig
      Bonds, 5.80%, 12/01/09                                                    Aaa, AAA             315,000             323,867
                                                                                                                    ------------
                                                                                                                       4,436,612
                                                                                                                    ------------
  OKLAHOMA -- 1.5%
    Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10                        Aa1, AA+             100,000             105,393

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Oklahoma State Capitol Indep. Auth. State Fac.,  Ser. D2,
      3.80%, 07/01/32                                                           Aaa, AAA          $1,500,000        $  1,500,000
                                                                                                                    ------------
                                                                                                                       1,605,393
                                                                                                                    ------------
  OREGON -- 1.1%
    Oregon State Transportation Dept. Rev. Bonds, Ser. A, 5.50%, 11/15/14       Aa2, AA+             790,000             863,549
    Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, 5.00%, 06/15/17     Aaa, NR              320,000             345,875
                                                                                                                    ------------
                                                                                                                       1,209,424
                                                                                                                    ------------
  PENNSYLVANIA -- 7.8%
    Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC), 5.20%, 05/15/11      Aaa, AAA             250,000             264,570
    Allegheny Cty., PA High. Educ. Bldg. Auth. Rev. Bonds, Carnegie Mellon
      Univ., 3.76%, 12/01/33                                                    NR, AA-              500,000             500,000
    Lancaster Cnty, PA Solid Waste Management Auth. (Resource Recovery System),
      Ser. A, 5.00%, 12/15/14 (1)                                               Aaa, AAA             500,000             515,270
    Montgomery County, PA Ind. Dev. Auth. Rev. Bonds (Montenay Proj.), Ser. A,
      5.00%, 11/01/11                                                           Aaa, AAA             900,000             948,807
    Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds
      (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/16            NR, A             1,560,000           1,653,210
    Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds,
      (Philadelphia College Osteopathic Medicine), 5.00%, 12/01/17               NR, A               500,000             528,280
    Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds, (FGIC), 5.25%,
      11/01/15                                                                  Aaa, AAA             545,000             590,578
    Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC), 5.38%, 11/15/07          Aaa, AAA             250,000             252,705
    Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%, 06/15/18(1)             Aaa, AAA             600,000             632,112
    Philadelphia, PA Airport Rev. Bonds, Ser. B, 5.50%, 06/15/18                Aaa, AAA           1,350,000           1,432,958
    Philadelphia, PA Hosps. & Higher Ed. Facs. Auth. Rev. Bonds,,
      4.25%, 07/01/12                                                           Aa2, AA              540,000             551,167
    Philadelphia, PA School District Ref. Bonds, Ser. A, 5.00%, 08/01/17        Aaa, AAA             600,000             642,972
    Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11              Aaa, AAA             120,000             125,964
                                                                                                                    ------------
                                                                                                                       8,638,593
                                                                                                                    ------------
  PUERTO RICO -- 0.3%
    The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
      5.00%, 05/15/09                                                           Baa3, BBB            100,000             101,922
    The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
      5.75%, 07/01/14                                                           NR, AAA              250,000             265,978
                                                                                                                    ------------
                                                                                                                         367,900
                                                                                                                    ------------
  SOUTH CAROLINA -- 1.4%
    South Carolina State Pub. Servicing Auth. Rev. Bonds, Ser. D,
      5.00%, 01/01/20                                                           Aaa, AAA           1,500,000           1,578,540
                                                                                                                    ------------
  TENNESSEE -- 0.2%
    Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13                      A2, AA              250,000             270,233

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
  TEXAS -- 13.2%
    Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18                     Aaa, AAA          $  400,000        $    425,804
    Collin County, TX Ref. & Unltd. Tax Redev. Gen. Oblig. Bonds,
      5.00%, 02/15/14                                                           Aaa, AAA           3,625,000           3,887,740
    Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, 5.00%, 07/15/18         Aaa, AAA             500,000             535,650
    Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
      7.00%, 08/15/11                                                           Aaa, NR              250,000             276,272
    Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds, (PSF-GTY),
      5.00%, 02/15/17                                                           Aaa, AAA             500,000             531,580
    Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke's Episcopal Hosp
      Proj.), Ser. 2001B, 3.77%, 02/15/31                                       NR, AA-            1,300,000           1,300,000
    Harris County, TX Health Facs. Dev. Corp. Spec. Facs Rev. Bonds,
      3.77%, 05/01/35                                                           Aaa, AAA             600,000             600,000
    Harris County, TX Toll Road Ref. Bonds, Ser. B-1 2004, 5.00%, 08/15/12      Aaa, AAA           2,260,000           2,399,397
    Houston, TX Unrefunded Pub. Impt. Ref. Bonds, Ser. A, 5.25%, 03/01/13       Aa3, AA-             100,000             102,846
    Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
      5.50%, 02/15/15                                                           Aaa, AAA             500,000             531,545
    Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds, (St. Joseph Health Sys.),
      5.00%, 07/01/08                                                           Aa3, AA-             350,000             355,495
    Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds, Ser. 2001A,
      (PSF-GTY), 5.00%, 02/15/12                                                Aaa, AAA             625,000             654,894
    San Antonio, TX Educ. Fac. Corp., Higher Educ. Rev. Ref. VRDB (Trinity
      University), 3.77%, 06/01/33                                               NR, AA            1,600,000           1,600,000
    San Antonio, TX Indpt. School Dist. Gen. Oblig. Unltd. Bonds, (PSF-GTY),
      7.00%, 08/15/08                                                           Aaa, AAA             225,000             234,927
    Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser. 2001A,
      5.50%, 10/01/12                                                           Aa1, AA              300,000             321,645
    Texas Water Dev. Brd. Rev. Bonds, Ser. 1998A, 5.25%, 07/15/11               Aaa, AAA             500,000             509,955
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                 Aaa, AAA              60,000              66,050
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                 Aaa, AAA              75,000              83,311
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                 Aaa, AAA              85,000              96,067
                                                                                                                    ------------
                                                                                                                      14,513,178
                                                                                                                    ------------
  UTAH -- 1.7%
    Salt Lake County, UT Sales Tax Rev. Bonds, 5.00%, 08/01/17                  NR, AAA              500,000             538,750
    Utah State Assd. Mun. Power Sys. Rev. Bonds, (Payson Power Proj.),
      Ser. A, 5.25%, 04/01/15                                                   Aaa, AAA           1,000,000           1,077,600
    Utah State Bldg. Ownership Auth. Lease Rev. Bonds, 5.50%, 05/15/07          Aa1, AA+             230,000             230,501
                                                                                                                    ------------
                                                                                                                       1,846,851
                                                                                                                    ------------
  VIRGINIA -- 3.0%
    Virginia State College Build. Auth. Rev. Bonds, 5.25%, 02/01/18             Aa1, AA+           1,000,000           1,083,900
    Virginia State Pub. Bldg. Auth., Pub. Facs. Ref. Bonds, Ser. D,
      5.00%, 08/01/16                                                           Aa1, AA+           1,000,000           1,075,390

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                               MOODY'S/S&P         PRINCIPAL           VALUE
                                                                               RATINGS              AMOUNT           (NOTE 2)
                                                                               -----------         ---------        ------------
    Virginia State Res. Auth. Rev. Bonds, Ser. B, 5.00%, 11/01/11               Aaa, AAA          $1,085,000        $  1,135,463
                                                                                                                    ------------
                                                                                                                       3,294,753
                                                                                                                    ------------
  WASHINGTON -- 3.8%
    Clark & Skamania Counties, Washington School Dist. Gen. Oblig. Bonds,
      5.00%, 12/01/16                                                           Aaa, NR            1,165,000           1,235,518
    Clark County Washington School Dist. No. 37 Gen. Oblig. Bonds,
      5.13%, 12/01/10                                                           Aa3, NR              500,000             523,275
    Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
      5.00%, 07/01/10                                                           Aaa, AAA             350,000             358,057
    Washington State Public Power Supply Sys. Nuclear Proj. No. 1 Rev. Bonds,
      5.75%, 07/01/09                                                           Aaa, AA-             320,000             333,827
    Washington State Public Power Supply Sys. Nuclear Proj. No. 2 Rev. Bonds,
      5.75%, 07/01/09                                                           Aaa, AA-             200,000             208,642
    Washington State Var. Purp. Gen. Oblig. Unltd. Bonds, Ser. B,
      5.00%, 01/01/13                                                           Aa1, AA              300,000             306,555
    Washington State Variable Purpose Gen. Oblig. Unltd. Bonds, Ser. R-03-A,
      5.00%, 01/01/14                                                           Aaa, AAA             890,000             937,072
    Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds, 5.00%, 06/01/08       Baa2, BBB            300,000             303,483
                                                                                                                    ------------
                                                                                                                       4,206,429
                                                                                                                    ------------
  WEST VIRGINIA -- 0.2%
    West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC),
      5.38%, 07/01/18  Aaa, AAA                                                                      250,000             280,140
                                                                                                                    ------------
  WISCONSIN -- 0.2%
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%, 07/01/14              Aaa, AAA              70,000              76,846
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%, 07/01/14     Aaa, AAA             105,000             114,955
                                                                                                                    ------------
                                                                                                                         191,801
                                                                                                                    ------------
  TOTAL MUNICIPAL BONDS (COST $109,549,296)                                                                          110,289,266
                                                                                                                    ------------


                                                                                                     SHARES
                                                                                                  ----------


SHORT-TERM INVESTMENTS -- 0.0%
    BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                               17,183              17,183
    BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                               17,183              17,183
                                                                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $34,366)                                                                             34,366
                                                                                                                    ------------
TOTAL INVESTMENTS -- 100.0% (Cost $109,583,662)+                                                                    $110,323,632
                                                                                                                    ============

1   Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
+   The cost for Federal income tax purposes is $109,583,662. At March 31, 2007 net unrealized appreciation was $739,970. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $951,548, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $211,578.
    Non-income producing security.
(1) Security is subject to the Alternative Minimum Tax.
AMBAC - AMBAC Indemnity Corp.
FGIC - Insured by Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
VRDB - Variable Rate Demand Bonds

   The accompanying notes are an integral part of these financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
COMMON STOCK -- 99.3%

  CONSUMER DISCRETIONARY -- 11.0%
    AUTO COMPONENTS -- 3.0%
    The Goodyear Tire & Rubber Co.*                    22,300    $   695,537
    TRW Automotive Holdings Corp.*                      8,300        289,006
                                                                 -----------
                                                                     984,543
                                                                 -----------
    AUTOMOBILES -- 1.5%
    Ford Motor Co.(1)                                  37,300        294,297
    General Motors Corp.                                2,600         79,664
    Thor Industries, Inc.                               3,000        118,170
                                                                 -----------
                                                                     492,131
                                                                 -----------
    HOUSEHOLD DURABLES -- 1.9%
    Snap-On, Inc.                                      13,200        634,920
                                                                 -----------
    MEDIA -- 1.6%
    Time Warner, Inc.(1)                               26,100        514,692
                                                                 -----------
    MULTILINE RETAIL -- 1.8%
    Dillard's, Inc. - Class A                           9,900        324,027
    Federated Department Stores, Inc.(1)                6,400        288,320
                                                                 -----------
                                                                     612,347
                                                                 -----------
    RESTAURANTS -- 1.2%
    Brinker International, Inc.                        12,600        412,020
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     3,650,653
                                                                 -----------
  CONSUMER STAPLES -- 10.8%
    BEVERAGES -- 0.5%
    Coca-Cola Co.                                       3,700        177,600
                                                                 -----------
    FOOD & STAPLES RETAILING -- 3.7%
    Rite Aid Corp.*                                    68,800        396,976
    Wal-Mart Stores, Inc.                               4,900        230,055
    Walgreen Co.(1)                                    13,000        596,570
                                                                 -----------
                                                                   1,223,601
                                                                 -----------
    FOOD PRODUCTS -- 2.7%
    Archer-Daniels Midland Co.                         18,300        671,610
    Kellogg Co.                                         4,700        241,721
                                                                 -----------
                                                                     913,331
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 2.2%
    Kimberly-Clark Corp.                               10,500        719,145
                                                                 -----------
    TOBACCO -- 1.7%
    Altria Group, Inc.                                  6,400        561,984
                                                                 -----------
  TOTAL CONSUMER STAPLES                                           3,595,661
                                                                 -----------
  ENERGY -- 8.2%
    ELECTRIC & GAS UTILITIES -- 0.4%
    Spectra Energy Corp.                                4,350        114,275
                                                                 -----------
    ENERGY EQUIPMENT & SERVICES -- 0.5%
    Baker Hughes, Inc.(1)                               2,400        158,712
                                                                 -----------
    INTEGRATED OIL & GAS -- 6.2%
    ChevronTexaco Corp.                                 9,000        665,640
    ConocoPhillips                                      6,100        416,935
    Exxon Mobil Corp.                                  12,774        963,798
                                                                 -----------
                                                                   2,046,373
                                                                 -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
    Apache Corp.                                        3,000        212,100
                                                                 -----------
    OIL & GAS REFINING & MARKETING -- 0.5%
    Valero Energy Corp.                                 2,700        174,123
                                                                 -----------
  TOTAL ENERGY                                                     2,705,583
                                                                 -----------

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

  FINANCIALS -- 17.8%
    CAPITAL MARKETS -- 0.4%
    A.G. Edwards, Inc.                                  2,000    $   138,360
                                                                 -----------
    COMMERCIAL BANKS -- 2.9%
    U.S. Bancorp(1)                                    16,200        566,514
    Wachovia Corp.                                      7,300        401,865
                                                                 -----------
                                                                     968,379
                                                                 -----------
    CONSUMER FINANCE -- 0.8%
    American Express Co.                                4,300        242,520
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 4.8%
    Bank of America Corp.                               3,902        199,080
    Citigroup, Inc.                                     6,505        333,967
    J.P. Morgan Chase & Co.                            14,100        682,158
    The Chicago Mercantile Exchange                       700        372,722
                                                                 -----------
                                                                   1,587,927
                                                                 -----------
    INSURANCE -- 8.4%
    Assurant, Inc.                                      6,100        327,143
    Fidelity National Financial, Inc.                  13,100        314,531
    Hartford Financial Services Group, Inc.             5,800        554,364
    Loews Corp.                                        15,400        699,622
    MetLife, Inc.(1)                                    2,800        176,820
    The Allstate Corp.                                  2,800        168,168
    The Travelers Companies, Inc.                       4,300        222,611
    Wesco Financial Corp.                                 700        322,000
                                                                 -----------
                                                                   2,785,259
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 0.5%
    Archstone-Smith Trust                               3,000        162,840
                                                                 -----------
  TOTAL FINANCIALS                                                 5,885,285
                                                                 -----------
  HEALTH CARE -- 13.4%
    HEALTH CARE PROVIDERS & SERVICES -- 4.7%
    CIGNA Corp.                                         3,800        542,108
    Express Scripts, Inc. - Class A*                      700         56,504
    Tenet Healthcare Corp.*                            27,800        178,754
    WellPoint, Inc*(1)                                  9,600        778,560
                                                                 -----------
                                                                   1,555,926
                                                                 -----------
    PHARMACEUTICALS -- 8.7%
    Bristol-Myers Squibb Co.                            6,300        174,888
    Eli Lilly & Co.                                    10,100        542,471
    Johnson & Johnson                                  17,200      1,036,472
    Pfizer, Inc.                                       12,300        310,698
    Wyeth                                              16,100        805,483
                                                                 -----------
                                                                   2,870,012
                                                                 -----------
  TOTAL HEALTH CARE                                                4,425,938
                                                                 -----------
  INDUSTRIALS -- 7.1%
    AIRLINES -- 1.9%
    AMR Corp.*                                          9,800        298,410
    Continental Airlines, Inc. - Class B*               9,000        327,510
                                                                 -----------
                                                                     625,920
                                                                 -----------
    BUILDING PRODUCTS -- 0.4%
    American Standard Companies, Inc.                   2,400        127,248
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 3.9%
    3M Co.                                              5,600        428,008
    General Electric Co.                               24,185        855,181
                                                                 -----------
                                                                   1,283,189
                                                                 -----------


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    MACHINERY -- 0.9%
    Caterpillar, Inc.                                   4,800    $   321,744
                                                                 -----------
  TOTAL INDUSTRIALS                                                2,358,101
                                                                 -----------
  INFORMATION TECHNOLOGY -- 12.3%
    COMMUNICATIONS EQUIPMENT -- 1.4%
    Corning, Inc.*                                      9,100        206,934
    Motorola, Inc.(1)                                  14,086        248,900
                                                                 -----------
                                                                     455,834
                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
    Agilent Technologies, Inc.*                        14,300        481,767
    Ingram Micro, Inc. - Class A*                      17,300        334,063
    Tech Data Corp.*                                    2,100         75,201
                                                                 -----------
                                                                     891,031
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 1.1%
    Google, Inc.- Class A*                                800        366,528
                                                                 -----------
    IT SERVICES -- 2.2%
    First Data Corp.                                   27,400        737,060
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
    Applied Materials, Inc.(1)                         10,300        188,696
    Broadcom Corp. - Class A*(1)                        4,200        134,694
                                                                 -----------
                                                                     323,390
                                                                 -----------
    SOFTWARE -- 3.9%
    Activision, Inc.*(1)                                5,500        104,170
    Microsoft Corp.(1)                                 43,297      1,206,687
                                                                 -----------
                                                                   1,310,857
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                     4,084,700
                                                                 -----------
  MATERIALS -- 7.4%
    CHEMICALS -- 1.4%
    Westlake Chemical Corp.                            17,200        466,980
                                                                 -----------
    CONTAINERS & PACKAGING -- 3.1%
    Crown Holdings, Inc.*                              27,200        665,312
    Temple-Inland, Inc.                                 6,100        364,414
                                                                 -----------
                                                                   1,029,726
                                                                 -----------
    METALS & MINING -- 2.9%
    Nucor Corp.(1)                                      8,100        527,553
    Steel Dynamics, Inc.                                9,200        397,440
    United States Steel Corp.                             200         19,834
                                                                 -----------
                                                                     944,827
                                                                 -----------
  TOTAL MATERIALS                                                  2,441,533
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 4.6%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
    Qwest Communications International, Inc.*          46,200        415,338
    Verizon Communications, Inc.(1)                    16,000        606,720
                                                                 -----------
                                                                   1,022,058
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
    United States Cellular Corp.*                       7,000        514,150
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                 1,536,208
                                                                 -----------
  UTILITIES -- 6.7%
    ELECTRIC UTILITIES -- 2.7%
    Duke Energy Corp.                                   8,700        176,523
    Great Plains Energy, Inc.                           2,600         84,370
    Sierra Pacific Resources Corp.*                    36,300        630,894
                                                                 -----------
                                                                     891,787
                                                                 -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.5%
    AES Corp.*                                         19,900        428,248
                                                                 -----------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    TXU Corp.                                             800    $    51,280
                                                                 -----------
                                                                     479,528
                                                                 -----------
    MULTI-UTILITIES -- 2.5%
    CenterPoint Energy, Inc.                            9,400        168,636
    CMS Energy Corp.(1)                                37,400        665,720
                                                                 -----------
                                                                     834,356
                                                                 -----------
  TOTAL UTILITIES                                                  2,205,671
                                                                 -----------
  TOTAL COMMON STOCK
    (Cost $28,973,451)                                            32,889,333
                                                                 -----------
SHORT-TERM INVESTMENTS -- 0.7%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                107,844        107,844
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                107,843        107,843
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $215,687)                                                  215,687
                                                                 -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $29,189,138)+                                            $33,105,020(2)
                                                                 -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

  FLOATING RATE COMMERCIAL PAPER
      Bear Stearns, 5.51%, 04/02/07                   789,295        789,295
      Morgan Stanley, 5.50%, 04/02/07                 399,351        399,351
                                                                 -----------
  TOTAL FLOATING RATE COMMERCIAL PAPER                             1,188,647
                                                                 -----------
  FLOATING RATE NOTE
      Cullinan Finance Corp., 5.29%, 04/22/07         619,700        619,700
                                                                 -----------
  TOTAL FLOATING RATE NOTE                                           619,700
                                                                 -----------
  INSTITUTIONAL MONEY MARKET TRUST
      Institutional Money Market Trust,
        5.33%, 04/02/07                             2,830,305      2,830,305
                                                                 -----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST                           2,830,305
                                                                 -----------
  MASTER NOTE
      Citigroup, 5.51%, 04/02/07                      188,344        188,344
                                                                 -----------
  TOTAL MASTER NOTE                                                  188,344
                                                                 -----------
  TIME DEPOSIT
      Bank of Montreal, 5.38%, 04/02/07               738,705        738,705
      CIBC, 5.34%, 04/02/07                            87,770         87,770
                                                                 -----------
  TOTAL TIME DEPOSIT                                                 826,474
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $5,653,470)                                              5,653,470(3)
                                                                 ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $29,206,708. At March 31, 2007 net unrealized appreciation was $3,898,312. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,480,792, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $582,480.
(1)  Security partially or fully on loan.
(2) At March 31, 2007, the market value of securities on loan for the Large-Cap Core Fund was $5,404,863.
(3) The investments held as collateral on loaned securities represented 17.0% of the net assets of the Large-Cap Core Fund.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

COMMON STOCK -- 99.4%
  CONSUMER DISCRETIONARY -- 13.9%
    AUTO COMPONENTS -- 2.2%
    The Goodyear Tire & Rubber Co.*                    28,200   $    879,558
                                                                ------------
    AUTOMOBILES -- 0.3%
    Thor Industries, Inc.                               2,600        102,414
                                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.3%
    Choice Hotels International, Inc.                   3,200        113,376
                                                                ------------
    HOUSEHOLD DURABLES -- 1.0%
    Fortune Brands, Inc.                                2,400        189,168
    The Stanley Works                                   3,600        199,296
                                                                ------------
                                                                     388,464
                                                                ------------
    MEDIA -- 5.2%
    Comcast Corp. - Class A*                            3,600         93,420
    EchoStar Communications Corp.*                      2,300         99,889
    Getty Images, Inc.*                                 2,900        141,027
    Hughes Electronics Corp.*                           5,600        129,192
    The Interpublic Group of Cos., Inc.*               37,500        461,625
    The Washington Post Co.                             1,100        839,850
    Time Warner, Inc.                                  13,300        262,276
                                                                ------------
                                                                   2,027,279
                                                                ------------
    MULTILINE RETAIL -- 1.3%
    J.C. Penney Co., Inc.                               1,800        147,888
    Kohl's Corp.*                                       1,300         99,593
    Target Corp.                                        4,500        266,670
                                                                ------------
                                                                     514,151
                                                                ------------
    RESTAURANTS -- 1.5%
    Brinker International, Inc.                         5,550        181,485
    Starbucks Corp.*                                    4,500        141,120
    Yum! Brands, Inc.                                   4,400        254,144
                                                                ------------
                                                                     576,749
                                                                ------------
    SPECIALTY RETAIL -- 2.1%
    Best Buy Co., Inc.                                  4,300        209,496
    Circuit City Stores, Inc.                           4,800         88,944
    Office Depot, Inc.*                                14,900        523,586
                                                                ------------
                                                                     822,026
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY                                     5,424,017
                                                                ------------

  CONSUMER STAPLES -- 11.2%
    BEVERAGES -- 1.7%
    Coca-Cola Co.                                      13,600        652,800
                                                                ------------
    FOOD & STAPLES RETAILING -- 6.2%
    Costco Wholesale Corp.                             10,300        554,552
    CVS Corp.                                           9,339        318,834
    Sysco Corp.                                         5,400        182,682
    Wal-Mart Stores, Inc.                              17,100        802,845
    Walgreen Co.                                       12,400        569,036
                                                                ------------
                                                                   2,427,949
                                                                ------------
    FOOD PRODUCTS -- 0.6%
    Campbell Soup Co.                                   5,700        222,015
                                                                ------------
    HOUSEHOLD PRODUCTS -- 2.3%
    Kimberly-Clark Corp.                               12,805        877,014
                                                                ------------
    PERSONAL PRODUCTS -- 0.4%
    Alberto-Culver Co.                                  7,600        173,888
                                                                ------------
  TOTAL CONSUMER STAPLES                                           4,353,666
                                                                ------------

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

  ENERGY -- 1.9%
    ENERGY EQUIPMENT & SERVICES -- 0.6%
    Baker Hughes, Inc.                                  1,900   $    125,647
    Smith International, Inc.                           2,800        134,540
                                                                ------------
                                                                     260,187
                                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
    EOG Resources, Inc.                                 1,600        114,144
                                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
    El Paso Corp.                                      15,400        222,838
    The Williams Cos., Inc.                             5,500        156,530
                                                                ------------
                                                                     379,368
                                                                ------------
  TOTAL ENERGY                                                       753,699
                                                                ------------
  FINANCIALS -- 6.7%
    CAPITAL MARKETS -- 1.7%
    Charles Schwab Corp.                               22,700        415,183
    Merrill Lynch & Co., Inc.                           3,000        245,010
                                                                ------------
                                                                     660,193
                                                                ------------
    COMMERCIAL BANKS -- 1.0%
    U.S. Bancorp                                       11,100        388,167
                                                                ------------
    CONSUMER FINANCE -- 0.4%
    Nelnet, Inc.                                        6,000        143,820
                                                                ------------
    DIVERSIFIED FINANCIAL SERVICES -- 1.2%
    Nasdaq Stock Market, Inc.*                          3,100         91,171
    The Chicago Mercantile Exchange                       700        372,722
                                                                ------------
                                                                     463,893
                                                                ------------
    INSURANCE -- 2.4%
    American International Group, Inc.                  1,800        120,996
    Markel Corp.*                                       1,700        824,211
                                                                ------------
                                                                     945,207
                                                                ------------
  TOTAL FINANCIALS                                                 2,601,280
                                                                ------------

  HEALTH CARE -- 15.3%
    BIOTECHNOLOGY -- 0.9%
    Amgen, Inc.*                                        6,100        340,868
                                                                ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
    Baxter International, Inc.                         10,500        553,035
    Dade Behring Holdings, Inc.                         4,000        175,400
    Hospira, Inc.*                                     12,000        490,800
    Stryker Corp.                                       1,600        106,112
                                                                ------------
                                                                   1,325,347
                                                                ------------
    HEALTH CARE PROVIDERS & SERVICES -- 5.1%
    AmerisourceBergen Corp.                             5,200        274,300
    Cardinal Health, Inc.                               2,900        211,555
    Express Scripts, Inc. - Class A*                    3,300        266,376
    Humana, Inc.*                                       3,500        203,070
    Medco Health Solutions, Inc.*                       2,100        152,313
    Tenet Healthcare Corp.*                           102,000        655,860
    WellPoint, Inc*                                     3,000        243,300
                                                                ------------
                                                                   2,006,774
                                                                ------------
    HEALTH CARE TECHNOLOGY -- 0.4%
    Cerner Corp.*                                       2,700        147,015
                                                                ------------
    LIFE SCIENCES TOOLS & SERVICES -- 0.5%
    Pharmaceutical Product Development, Inc.            5,800        195,402
                                                                ------------
    PHARMACEUTICALS -- 5.0%
    Bristol-Myers Squibb Co.                            8,100        224,856
    Eli Lilly & Co.                                     7,000        375,970


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Johnson & Johnson                                  20,500   $  1,235,330
    Merck & Co., Inc.                                   2,100         92,757
                                                                ------------
                                                                   1,928,913
                                                                ------------
  TOTAL HEALTH CARE                                                5,944,319
                                                                ------------

  INDUSTRIALS -- 11.5%
    AEROSPACE & DEFENSE -- 1.1%
    Precision Castparts Corp.                           4,100        426,605
                                                                ------------
    AIRLINES -- 2.9%
    AMR Corp.*                                         25,000        761,250
    Continental Airlines, Inc. - Class B*              10,500        382,095
                                                                ------------
                                                                   1,143,345
                                                                ------------
    BUILDING PRODUCTS -- 0.3%
    American Standard Companies, Inc.                   2,500        132,550
                                                                ------------
    COMMERCIAL SERVICES & SUPPLIES -- 2.4%
    Allied Waste Industries, Inc.*                     10,500        132,195
    Covanta Holding Corp*                               3,900         86,502
    Pitney Bowes, Inc.                                  9,300        422,127
    Robert Half International, Inc.                     7,500        277,575
                                                                ------------
                                                                     918,399
                                                                ------------
    INDUSTRIAL CONGLOMERATES -- 2.2%
    3M Co.                                              8,310        635,133
    General Electric Co.                                6,300        222,768
                                                                ------------
                                                                     857,901
                                                                ------------
    MACHINERY -- 2.2%
    Caterpillar, Inc.                                   6,100        408,883
    Cummins, Inc.                                         800        115,776
    Harsco Corp.                                        7,600        340,936
                                                                ------------
                                                                     865,595
                                                                ------------
    ROAD & RAIL -- 0.4%
    Norfolk Southern Corp.                              2,800        141,680
                                                                ------------
  TOTAL INDUSTRIALS                                                4,486,075
                                                                ------------

  INFORMATION TECHNOLOGY -- 24.3%
    COMMUNICATIONS EQUIPMENT -- 4.6%
    Cisco Systems, Inc.*                               35,500        906,315
    Corning, Inc.*                                     17,200        391,128
    Motorola, Inc.                                     26,970        476,560
                                                                ------------
                                                                   1,774,003
                                                                ------------
    COMPUTERS & PERIPHERALS -- 2.0%
    Dell, Inc.*                                        15,300        355,113
    International Business Machines Corp.               2,400        226,224
    NCR Corp.*                                          4,300        205,411
                                                                ------------
                                                                     786,748
                                                                ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
    Agilent Technologies, Inc.*                        13,500        454,815
    National Instruments Corp.                         14,500        380,335
                                                                ------------
                                                                     835,150
                                                                ------------
    INTERNET SOFTWARE & SERVICES -- 2.6%
    Akamai Technologies, Inc.*                          2,500        124,800
    eBay, Inc.*                                         2,700         89,505
    Google, Inc.- Class A*                              1,500        687,240
    VeriSign, Inc.*                                     5,100        128,112
                                                                ------------
                                                                   1,029,657
                                                                ------------
    IT SERVICES -- 3.3%
    Electronic Data Systems Corp.                      16,000        442,880

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    First Data Corp.                                   31,000   $    833,900
                                                                ------------
                                                                   1,276,780
                                                                ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
    Advanced Micro Devices, Inc.*                       8,400        109,704
    Broadcom Corp. - Class A*                           4,000        128,280
    Micron Technology, Inc.*                           11,100        134,088
    National Semiconductor Corp.                        4,490        108,389
    Texas Instruments, Inc.                            10,700        322,070
                                                                ------------
                                                                     802,531
                                                                ------------
    SOFTWARE -- 7.6%
    CA, Inc.                                            7,000        181,370
    Cadence Design Systems, Inc.*                      27,100        570,726
    Citrix Systems, Inc.*                               6,400        204,992
    Microsoft Corp.                                    61,800      1,722,366
    Oracle Corp.*                                      16,600        300,958
                                                                ------------
                                                                   2,980,412
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY                                     9,485,281
                                                                ------------
  MATERIALS -- 10.0%
    CHEMICALS -- 2.5%
    Celanese Corporation                               23,600        727,824
    Huntsman Corp.                                     13,200        251,988
                                                                ------------
                                                                     979,812
                                                                ------------
    CONSTRUCTION MATERIALS -- 1.2%
    Vulcan Materials Co.                                4,000        465,920
                                                                ------------
    CONTAINERS & PACKAGING -- 4.1%
    Crown Holdings, Inc.*                              33,100        809,626
    Owens-Illinois, Inc.*                              30,800        793,716
                                                                ------------
                                                                   1,603,342
                                                                ------------
    METALS & MINING -- 2.2%
    Allegheny Technologies, Inc.                        4,100        437,429
    Carpenter Technology Corp.                          1,000        120,760
    Freeport-McMoRan Copper & Gold, Inc. - Class B      4,300        284,617
                                                                ------------
                                                                     842,806
                                                                ------------
  TOTAL MATERIALS                                                  3,891,880
                                                                ------------

  TELECOMMUNICATION SERVICES -- 1.6%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
    Level 3 Communications, Inc.*                      83,400        508,740
                                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    Telephone & Data Systems, Inc.                      2,200        131,164
                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                                   639,904
                                                                ------------
  UTILITIES -- 3.0%
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 3.0%
    AES Corp.*                                         40,600        873,712
    NRG Energy, Inc.*                                   2,000        144,080
    TXU Corp.                                           2,400        153,840
                                                                ------------
                                                                   1,171,632
                                                                ------------
  TOTAL UTILITIES                                                  1,171,632
                                                                ------------
  TOTAL COMMON STOCK
    (Cost $36,315,581)                                            38,751,753
                                                                ------------

SHORT-TERM INVESTMENTS -- 0.6%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                            120,868        120,868


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                            120,867   $    120,867
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $241,735)                                                  241,735
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $36,557,316)(1)                                       $ 38,993,488
                                                                ============

 *   Non-income producing security.
 (1) The cost for Federal income tax purposes is $36,612,322. At March 31, 2007 net unrealized appreciation was $2,381,166. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,372,079, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $990,913.



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
COMMON STOCK -- 99.6%

  CONSUMER DISCRETIONARY -- 4.5%
    AUTO COMPONENTS -- 1.5%
    TRW Automotive Holdings Corp.*                   16,300     $    567,566
                                                                ------------
    AUTOMOBILES -- 0.9%
    Ford Motor Co.(1)                                45,500          358,995
                                                                ------------
    HOUSEHOLD DURABLES -- 0.7%
    Snap-On, Inc.                                     5,800          278,980
                                                                ------------
    MEDIA -- 0.5%
    Comcast Corp. - Class A*(1)                       7,200          186,840
                                                                ------------
    MULTILINE RETAIL -- 0.9%
    Dillard's, Inc. - Class A                        10,000          327,300
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY                                     1,719,681
                                                                ------------

  CONSUMER STAPLES -- 13.5%
    FOOD & STAPLES RETAILING -- 3.9%
    BJ's Wholesale Club, Inc.*(1)                    17,400          588,642
    Costco Wholesale Corp.                            8,900          479,176
    Kroger Co.                                        6,100          172,325
    Rite Aid Corp.*                                  46,600          268,882
                                                                ------------
                                                                   1,509,025
                                                                ------------
    FOOD PRODUCTS -- 3.2%
    Archer-Daniels Midland Co.                       19,300          708,310
    Del Monte Foods Co.                              17,300          198,604
    Kellogg Co.                                       2,600          133,718
    Kraft Foods, Inc.(1)                              6,900          218,454
                                                                ------------
                                                                   1,259,086
                                                                ------------
    HOUSEHOLD PRODUCTS -- 1.6%
    Kimberly-Clark Corp.                              5,800          397,242
    Procter & Gamble Co.                              3,600          227,376
                                                                ------------
                                                                     624,618
                                                                ------------
    TOBACCO -- 4.8%
    Altria Group, Inc.                               12,800        1,123,968
    Reynolds American, Inc.(1)                        7,200          449,352
    UST, Inc.                                         4,600          266,708
                                                                ------------
                                                                   1,840,028
                                                                ------------
  TOTAL CONSUMER STAPLES                                           5,232,757
                                                                ------------
  ENERGY -- 12.7%
    ELECTRIC & GAS UTILITIES -- 0.2%
    Spectra Energy Corp.                              3,850          101,140
                                                                ------------
    INTEGRATED OIL & GAS -- 10.3%
    ChevronTexaco Corp.                              10,024          741,375
    ConocoPhillips                                    9,000          615,150
    Exxon Mobil Corp.                                28,703        2,165,641
    Marathon Oil Corp.                                4,600          454,618
                                                                ------------
                                                                   3,976,784
                                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
    Forest Oil Corp.*(1)                             11,700          390,429
                                                                ------------
    OIL & GAS REFINING & MARKETING -- 1.2%
    Valero Energy Corp.                               7,100          457,879
                                                                ------------
  TOTAL ENERGY                                                     4,926,232
                                                                ------------
  FINANCIALS -- 30.7%
    COMMERCIAL BANKS -- 2.8%
    U.S. Bancorp(1)                                  24,700          863,759
    Wachovia Corp.                                    4,000          220,200
                                                                ------------
                                                                   1,083,959
                                                                ------------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
    DIVERSIFIED FINANCIAL SERVICES -- 7.0%
    Bank of America Corp.                            21,200     $  1,081,624
    Citigroup, Inc.                                   5,800          297,772
    J.P. Morgan Chase & Co.                          27,279        1,319,758
                                                                ------------
                                                                   2,699,154
                                                                ------------
    INSURANCE -- 17.4%
    Alleghany Corp.*                                  1,428          533,501
    American International Group, Inc.(1)             2,700          181,494
    Assurant, Inc.(1)                                 3,500          187,705
    Chubb Corp.                                       3,400          175,678
    CNA Financial Corp.*                              3,800          163,742
    Conseco, Inc.*                                   31,600          546,680
    Fidelity National Financial, Inc.(1)             25,001          600,274
    Hartford Financial Services Group, Inc.           7,600          726,408
    Lincoln National Corp.                            8,070          547,065
    Loews Corp.                                       9,600          436,128
    Markel Corp.*                                     1,200          581,796
    MetLife, Inc.(1)                                 11,400          719,910
    The Travelers Companies, Inc.                    15,000          776,550
    Wesco Financial Corp.                             1,200          552,000
                                                                ------------
                                                                   6,728,931
                                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 3.5%
    AMB Property Corp.                                9,600          564,384
    Archstone-Smith Trust                             2,200          119,416
    Avalon Bay Communities, Inc.(1)                   2,900          377,000
    Health Care Property Investors, Inc.              7,500          270,225
                                                                ------------
                                                                   1,331,025
                                                                ------------
  TOTAL FINANCIALS                                                11,843,069
                                                                ------------
  HEALTH CARE -- 4.4%
    HEALTH CARE PROVIDERS & SERVICES -- 3.0%
    CIGNA Corp.                                       4,200          599,172
    Health Net, Inc.*                                 5,600          301,336
    Tenet Healthcare Corp.*                          43,200          277,776
                                                                ------------
                                                                   1,178,284
                                                                ------------
    PHARMACEUTICALS -- 1.4%
    Bristol-Myers Squibb Co.                          5,100          141,576
    Pfizer, Inc.                                      5,700          143,982
    Wyeth                                             5,000          250,150
                                                                ------------
                                                                     535,708
                                                                ------------
  TOTAL HEALTH CARE                                                1,713,992
                                                                ------------
  INDUSTRIALS -- 6.0%
    AEROSPACE & DEFENSE -- 1.1%
    Precision Castparts Corp.                         4,100          426,605
                                                                ------------
    AIRLINES -- 1.2%
    AMR Corp.*                                       15,400          468,930
                                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.6%
    The Shaw Group, Inc.*                             7,000          218,890
                                                                ------------
    INDUSTRIAL CONGLOMERATES -- 1.2%
    General Electric Co.                             12,400          438,464
                                                                ------------
    ROAD & RAIL -- 0.7%
    Norfolk Southern Corp.                            5,400          273,240
                                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 1.2%
    United Rentals, Inc.*                            17,200          473,000
                                                                ------------
  TOTAL INDUSTRIALS                                                2,299,129
                                                                ------------

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
  INFORMATION TECHNOLOGY -- 3.2%
    COMMUNICATIONS EQUIPMENT -- 0.5%
    Motorola, Inc.(1)                                11,400     $    201,438
                                                                ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
    Tech Data Corp.*                                  8,200          293,642
                                                                ------------
    IT SERVICES -- 1.5%
    Computer Sciences Corp.*                          8,200          427,466
    Fidelity National Information Services, Inc.      3,499          159,065
                                                                ------------
                                                                     586,531
                                                                ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
    Micron Technology, Inc.*                         13,400          161,872
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY                                     1,243,483
                                                                ------------
  MATERIALS -- 6.9%
    CHEMICALS -- 2.0%
    Airgas, Inc.                                      3,200          134,880
    Dow Chemical Co.                                  6,700          307,262
    Westlake Chemical Corp.                          12,500          339,375
                                                                ------------
                                                                     781,517
                                                                ------------
    CONTAINERS & PACKAGING -- 1.5%
    Crown Holdings, Inc.*                            23,600          577,256
                                                                ------------
    METALS & MINING -- 3.4%
    Alcoa, Inc.                                       7,800          264,420
    Nucor Corp.(1)                                    7,500          488,475
    Steel Dynamics, Inc.                              5,900          254,880
    United States Steel Corp.                         3,000          297,510
                                                                ------------
                                                                   1,305,285
                                                                ------------
  TOTAL MATERIALS                                                  2,664,058
                                                                ------------
  TELECOMMUNICATION SERVICES -- 8.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.6%
    AT&T, Inc.                                       14,300          563,849
    Citizens Communications Co.(1)                   25,600          382,720
    Level 3 Communications, Inc.*(1)                 13,800           84,180
    Qwest Communications International, Inc.*        43,800          393,762
    Verizon Communications, Inc.(1)                  19,700          747,024
                                                                ------------
                                                                   2,171,535
                                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 3.1%
    Telephone & Data Systems, Inc.                   10,200          608,124
    United States Cellular Corp.*                     8,000          587,600
                                                                ------------
                                                                   1,195,724
                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                                 3,367,259
                                                                ------------
  UTILITIES -- 9.0%
    ELECTRIC UTILITIES -- 4.6%
    Duke Energy Corp.                                 7,700          156,233
    PPL Corp.                                         8,400          343,560
    Sierra Pacific Resources Corp.*                  31,600          549,208
    The Southern Co.(1)                              19,800          725,670
                                                                ------------
                                                                   1,774,671
                                                                ------------
    MULTI-UTILITIES -- 4.4%
    Ameren Corp.                                      3,700          186,110
    CenterPoint Energy, Inc.                         33,700          604,578
    CMS Energy Corp.(1)                              34,000          605,200


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
    DTE Energy Co.(1)                                 6,500     $    311,350
                                                                ------------
                                                                   1,707,238
                                                                ------------
  TOTAL UTILITIES                                                  3,481,909
                                                                ------------
  TOTAL COMMON STOCK
    (Cost $32,123,976)                                            38,491,569
                                                                ------------
SHORT-TERM INVESTMENTS -- 0.4%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                           74,704           74,704
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                           74,704           74,704
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $149,408)                                                  149,408
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $32,273,384)+                                         $ 38,640,977(2)
                                                                ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES

  FLOATING RATE COMMERCIAL PAPER
      Bear Stearns, 5.51%, 04/02/07                 657,005          657,005
      Morgan Stanley, 5.50%, 04/02/07               830,383          830,383
                                                                ------------
  TOTAL FLOATING RATE COMMERCIAL PAPER                             1,487,388
                                                                ------------
  FLOATING RATE NOTE
      Cullinan Finance Corp.,
      5.29%, 04/22/07                               763,005          763,005
                                                                ------------
  TOTAL FLOATING RATE NOTE                                           763,005
                                                                ------------
  INSTITUTIONAL MONEY MARKET TRUST
      Institutional Money Market
      Trust, 5.33%, 04/02/07                      3,973,556        3,973,556
                                                                ------------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST                           3,973,556
                                                                ------------
  MASTER NOTE
      Citigroup, 5.51%, 04/02/07                    595,907          595,907
                                                                ------------
  TOTAL MASTER NOTE                                                  595,907
                                                                ------------
  TIME DEPOSIT
      Bank of Montreal, 5.38%,
      04/02/07                                      888,714          888,714
      CIBC, 5.34%, 04/02/07                         186,437          186,437
                                                                ------------
  TOTAL TIME DEPOSIT                                               1,075,151
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
     FOR LOANED SECURITIES
     (Cost $7,895,007)                                          $  7,895,007(3)
                                                                ------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $32,284,848. At March 31, 2007 net unrealized appreciation was $6,356,129. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,895,080, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $538,951.
(1)  Security partially or fully on loan.
(2) At March 31, 2007, the market value of securities on loan for the Large-Cap Value Fund was $7,565,448.
(3) The investments held as collateral on loaned securities represented 20.4% of the net assets of the Large-Cap Value Fund.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================



                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
COMMON STOCK -- 99.6%

  CONSUMER DISCRETIONARY -- 15.7%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.0%
    Polo Ralph Lauren Corp. -  Class A                    480     $   42,312
                                                                  ----------
    AUTO COMPONENTS -- 4.3%
    The Goodyear Tire & Rubber Co.(1)                   2,525         78,755
    TRW Automotive Holdings Corp.(1)                    2,850         99,237
                                                                  ----------
                                                                     177,992
                                                                  ----------
    AUTOMOBILES -- 1.1%
    Ford Motor Co.                                      5,675         44,776
                                                                  ----------
    CASINOS & GAMING -- 0.4%
    Harrah's Entertainment, Inc.                          175         14,779
                                                                  ----------
    HOTELS, RESORTS & CRUISE LINES -- 0.5%
    Starwood Hotels & Resorts Worldwide, Inc.             300         19,455
                                                                  ----------
    HOUSEHOLD DURABLES -- 1.1%
    Fortune Brands, Inc.                                  200         15,764
    Tempur Pedic International, Inc.                    1,135         29,498
                                                                  ----------
                                                                      45,262
                                                                  ----------
    MEDIA -- 2.3%
    Liberty Global, Inc.(1)                               750         24,697
    The Interpublic Group of Cos., Inc.(1)                725          8,925
    Virgin Media, Inc.                                    837         21,134
    Xm Satellite Radio Holdings, Inc.*(1)               3,000         38,760
                                                                  ----------
                                                                      93,516
                                                                  ----------
    MULTILINE RETAIL -- 2.4%
    Dillard's, Inc. - Class A                           1,900         62,187
    Nordstrom, Inc.                                       665         35,205
                                                                  ----------
                                                                      97,392
                                                                  ----------
    RESTAURANTS -- 0.3%
    Brinker International, Inc.                           440         14,388
                                                                  ----------
    SPECIALTY RETAIL -- 2.3%
    Advance Auto Parts, Inc.                              850         32,768
    Office Depot, Inc.(1)                               1,710         60,089
                                                                  ----------
                                                                      92,857
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY                                       642,729
                                                                  ----------
  CONSUMER STAPLES -- 6.5%
    BEVERAGES -- 0.9%
    Coca-Cola Enterprises, Inc.                           800         16,200
    Pepsi Bottling Group, Inc.                            640         20,410
                                                                  ----------
                                                                      36,610
                                                                  ----------
    FOOD & STAPLES RETAILING -- 3.0%
    Kroger Co.                                          1,165         32,911
    Rite Aid Corp.(1)                                   7,325         42,265
    Safeway, Inc.                                       1,270         46,533
                                                                  ----------
                                                                     121,709
                                                                  ----------
    FOOD PRODUCTS -- 1.1%
    Archer-Daniels Midland Co.                            550         20,185
    ConAgra Foods, Inc.                                   400          9,964
    Dean Foods Co.                                        345         16,125
                                                                  ----------
                                                                      46,274
                                                                  ----------
    HOUSEHOLD PRODUCTS -- 1.1%
    Energizer Holdings, Inc.(1)                           430         36,692



                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
    The Clorox Co.                                        150     $    9,553
                                                                  ----------
                                                                      46,245
                                                                  ----------
    TOBACCO -- 0.4%
    UST, Inc.                                             300         17,394
                                                                  ----------
  TOTAL CONSUMER STAPLES                                             268,232
                                                                  ----------

  ENERGY -- 4.0%
    ENERGY EQUIPMENT & SERVICES -- 2.6%
    BJ Services Co.                                       405         11,300
    FMC Technologies, Inc.(1)                             395         27,555
    Pride International, Inc.(1)                          850         25,585
    Rowan Cos., Inc.                                      425         13,800
    Smith International, Inc.                             550         26,427
                                                                  ----------
                                                                     104,667
                                                                  ----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.9%
    Southwestern Energy Co.(1)                            225          9,221
    XTO Energy, Inc.                                      525         28,775
                                                                  ----------
                                                                      37,996
                                                                  ----------
    OIL & GAS REFINING & MARKETING -- 0.5%
    Frontier Oil Corp.                                    650         21,216
                                                                  ----------
  TOTAL ENERGY                                                       163,879
                                                                  ----------
  FINANCIALS -- 20.6%
    CAPITAL MARKETS -- 2.5%
    Affiliated Managers Group, Inc.(1)                    210         22,754
    Allied Capital Corp.                                  335          9,651
    American Capital Strategies, Ltd.                   1,010         44,753
    SEI Investments Co.                                   430         25,899
                                                                  ----------
                                                                     103,057
                                                                  ----------
    COMMERCIAL BANKS -- 0.5%
    Bok Financial Corp.                                   265         13,126
    Compass Bancshares, Inc.                              120          8,256
                                                                  ----------
                                                                      21,382
                                                                  ----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.2%
    Nasdaq Stock Market, Inc.(1)                          300          8,823
                                                                  ----------
    INSURANCE -- 8.6%
    Alleghany Corp.(1)                                     51         19,054
    Ambac Financial Group, Inc.                           150         12,959
    Assurant, Inc.                                      1,360         72,937
    CNA Financial Corp.(1)                                760         32,748
    Fidelity National Financial, Inc.                   2,325         55,823
    Markel Corp.(1)                                        75         36,362
    Nationwide Financial Services, Inc.                   400         21,544
    Unitrin, Inc.                                         805         37,891
    UnumProvident Corp.                                   695         16,006
    Wesco Financial Corp.                                 105         48,300
                                                                  ----------
                                                                     353,624
                                                                  ----------
    REAL ESTATE INVESTMENT TRUSTS -- 6.0%
    AMB Property Corp.                                  1,125         66,139
    Developers Diversified Realty Corp.                   335         21,072
    Host Marriott Corp.                                 3,440         90,506
    Vornado Realty Trust                                  345         41,172
    Weingarten Realty, Inc.                               550         26,158
                                                                  ----------
                                                                     245,047
                                                                  ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.4%
    CB Richard Ellis Group, Inc.(1)                     2,835         96,900
                                                                  ----------
    THRIFTS & MORTGAGE FINANCE -- 0.4%
    MGIC Investment Corp.                                  75          4,419



     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================



                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
    Sovereign Bancorp, Inc.                               376       $  9,565
                                                                  ----------
                                                                      13,984
                                                                  ----------
  TOTAL FINANCIALS                                                   842,817
                                                                  ----------
  HEALTH CARE -- 8.6%
    BIOTECHNOLOGY -- 0.5%
    Celgene Corp.(1)                                      200         10,492
    PDL BioPharma, Inc.(1)                                450          9,765
                                                                  ----------
                                                                      20,257
                                                                  ----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
    Dade Behring Holdings, Inc.                           475         20,829
    Hospira, Inc.(1)                                      675         27,607
                                                                  ----------
                                                                      48,436
                                                                  ----------
    HEALTH CARE PROVIDERS & SERVICES -- 5.6%
    AmerisourceBergen Corp.                               650         34,287
    CIGNA Corp.                                           460         65,624
    Humana, Inc.(1)                                       630         36,553
    McKesson Corp.                                        215         12,586
    Tenet Healthcare Corp.(1)                           1,800         11,574
    Wellcare Health Plans, Inc.(1)                        800         68,200
                                                                  ----------
                                                                     228,824
                                                                  ----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.3%
    Covance, Inc.(1)                                      510         30,264
    Thermo Electron Corp.(1)                              515         24,076
                                                                  ----------
                                                                      54,340
                                                                  ----------
  TOTAL HEALTH CARE                                                  351,857
                                                                  ----------
  INDUSTRIALS -- 11.7%
    AEROSPACE & DEFENSE -- 2.9%
    Precision Castparts Corp.                           1,125        117,056
                                                                  ----------
    AIRLINES -- 2.0%
    AMR Corp.(1)                                        1,450         44,153
    Continental Airlines, Inc. - Class B(1)             1,100         40,029
                                                                  ----------
                                                                      84,182
                                                                  ----------
    COMMERCIAL SERVICES & SUPPLIES -- 6.0%
    Pitney Bowes, Inc.                                  2,325        105,532
    Steelcase, Inc.                                     3,100         61,659
    The Brink's Co.                                     1,225         77,726
                                                                  ----------
                                                                     244,917
                                                                  ----------
    MACHINERY -- 0.2%
    SPX Corp.                                             125          8,775
                                                                  ----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.6%
    United Rentals, Inc.(1)                               850         23,375
                                                                  ----------
  TOTAL INDUSTRIALS                                                  478,305
                                                                  ----------
  INFORMATION TECHNOLOGY -- 10.4%
    COMMUNICATIONS EQUIPMENT -- 0.4%
    Avaya, Inc.(1)                                      1,455         17,184
                                                                  ----------
    COMPUTERS & PERIPHERALS -- 1.2%
    NCR Corp.(1)                                          765         36,544
    Sandisk Corp.(1)                                      300         13,140
                                                                  ----------
                                                                      49,684
                                                                  ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
    Agilent Technologies, Inc.(1)                       1,985         66,875
    Ingram Micro, Inc. - Class A(1)                     1,975         38,137
    National Instruments Corp.                            350          9,180
    Tech Data Corp.(1)                                  1,175         42,077
    Trimble Navigation, Ltd.(1)                           930         24,961
                                                                  ----------
                                                                     181,230
                                                                  ----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
    IT SERVICES -- 0.9%
    Cognizant Technology Solutions Corp.(1)               265   $     23,392
    Unisys Corp.(1)                                     1,450         12,223
                                                                  ----------
                                                                      35,615
                                                                  ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
    Teradyne, Inc.(1)                                     775         12,819
                                                                  ----------
    SOFTWARE -- 3.2%
    Activision, Inc.(1)                                 1,205         22,823
    Compuware Corp.(1)                                  2,210         20,973
    Intuit, Inc.(1)                                     1,705         46,649
    Novell, Inc.(1)                                     4,225         30,504
    Red Hat, Inc.(1)                                      425          9,745
                                                                  ----------
                                                                     130,694
                                                                  ----------
  TOTAL INFORMATION TECHNOLOGY                                       427,226
                                                                  ----------
  MATERIALS -- 9.2%
    CHEMICALS -- 0.8%
    FMC Corp.                                             315         23,760
    Valhi, Inc.                                           750          9,900
                                                                  ----------
                                                                      33,660
                                                                  ----------
    CONSTRUCTION MATERIALS -- 1.8%
    Vulcan Materials Co.                                  650         75,712
                                                                  ----------
    CONTAINERS & PACKAGING -- 4.1%
    Crown Holdings, Inc.(1)                             4,275        104,567
    Smurfit-Stone Container Corp.(1)                    1,750         19,705
    Temple-Inland, Inc.                                   700         41,818
                                                                  ----------
                                                                     166,090
                                                                  ----------
    METALS & MINING -- 2.5%
    Allegheny Technologies, Inc.                          250         26,673
    Southern Copper Corp.                                 300         21,498
    Titanium Metals Corp.(1)                              358         12,852
    United States Steel Corp.                             425         42,147
                                                                  ----------
                                                                     103,170
                                                                  ----------
  TOTAL MATERIALS                                                    378,632
                                                                  ----------
  TELECOMMUNICATION SERVICES -- 2.2%

  TOTAL TELECOMMUNICATION SERVICES                                    91,320
                                                                  ----------
  UTILITIES -- 10.7%
    ELECTRIC UTILITIES -- 6.9%
    Allegheny Energy, Inc.(1)                             780         38,329
    Edison International Co.                              645         31,689
    Progress Energy, Inc.                               2,200        110,968
    Reliant Energy, Inc.(1)                             1,855         37,694
    Sierra Pacific Resources Corp.(1)                   3,675         63,871
                                                                  ----------
                                                                     282,551
                                                                  ----------
    GAS UTILITIES -- 1.1%
    ONEOK, Inc.                                           540         24,300
    Questar Corp.                                         250         22,303
                                                                  ----------
                                                                      46,603
                                                                  ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.2%
    AES Corp.(1)                                        4,150         89,308
                                                                  ----------
    MULTI-UTILITIES -- 0.5%
    PG&E Corp.                                            435         20,997
                                                                  ----------
  TOTAL UTILITIES                                                    439,459
                                                                  ----------
  TOTAL COMMON STOCK
   (Cost $3,303,849)                                               4,084,456
                                                                  ----------

     The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================



                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
SHORT-TERM INVESTMENTS -- 0.4%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                  7,476     $    7,476
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                  7,475          7,475
                                                                  ----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $14,951)                                                     14,951
                                                                  ----------

TOTAL INVESTMENTS -- 100.0%
  (Cost $3,318,800)(1)                                            $4,099,407
                                                                  ==========

(1) The cost for Federal income tax purposes is $3,328,175. At March 31, 2007 net unrealized appreciation was $771,132. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $784,205, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,073.


     The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
COMMON STOCK -- 97.8%
  CONSUMER DISCRETIONARY -- 16.4%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.7%
    Oxford Industries, Inc.                             4,600    $   227,424
    Quiksilver, Inc.*(1)                               25,200        292,320
    Unifirst Corp.                                      2,400         92,088
                                                                 -----------
                                                                     611,832
                                                                 -----------
    AUTO COMPONENTS -- 1.4%
    ArvinMeritor, Inc.(1)                              10,400        189,800
    Tenneco, Inc.*                                      8,010        203,935
    Visteon Corp.*                                     12,450        106,323
                                                                 -----------
                                                                     500,058
                                                                 -----------
    AUTOMOBILES -- 0.1%
    Fleetwood Enterprises, Inc.*                        3,760         29,742
                                                                 -----------
    CASINOS & GAMING -- 0.3%
    Bally Technologies, Inc.*                           5,010        118,136
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.7%
    CPI Corp.                                             390         20,479
    Laureate Education, Inc.*                           2,120        125,016
    Regis Corp.                                           910         36,737
    Vertrue, Inc.*                                      1,250         60,138
                                                                 -----------
                                                                     242,370
                                                                 -----------
    HOUSEHOLD DURABLES -- 0.3%
    Ryland Group, Inc.                                  2,285         96,404
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 1.1%
    Callaway Golf Co.(1)                               24,365        383,992
                                                                 -----------
    LEISURE FACILITIES -- 0.2%
    Vail Resorts, Inc.*                                 1,600         86,928
                                                                 -----------
    MEDIA -- 1.1%
    Interactive Data Corp.                              6,390        158,153
    Journal Communications, Inc. - Class A             14,566        190,960
    ProQuest Co.*                                       3,260         29,340
                                                                 -----------
                                                                     378,453
                                                                 -----------
    MULTILINE RETAIL -- 0.6%
    Big Lots, Inc.*                                     2,740         85,707
    Bon-Ton Stores, Inc.                                  850         47,804
    Retail Ventures, Inc.*                              3,420         71,991
                                                                 -----------
                                                                     205,502
                                                                 -----------
    RESTAURANTS -- 2.8%
    AFC Enterprises, Inc.*                              5,130        102,856
    Applebee's International, Inc.                      7,500        185,850
    Domino's Pizza, Inc.                                  630         20,456
    Luby's, Inc.*                                       2,910         28,431
    Ruby Tuesday, Inc.(1)                              13,281        379,837
    Texas Roadhouse, Inc.*                              6,910         98,467
    The Cheesecake Factory, Inc.*                       6,620        176,423
                                                                 -----------
                                                                     992,320
                                                                 -----------
    SPECIALTY RETAIL -- 6.1%
    Aaron Rents, Inc.                                   7,360        194,598
    Bebe Stores, Inc.                                   5,690         98,892
    Build-A-Bear-Workshop, Inc.*                        3,075         84,470
    Citi Trends, Inc.*                                  2,760        117,962
    Jo-Ann Stores, Inc.*                                3,800        103,550
    Payless ShoeSource, Inc.*                           1,880         62,416
    Rent-A-Center, Inc.*                                3,080         86,178
    Select Comfort Corp.*                               5,580         99,324
    Stage Stores, Inc.                                  7,892        183,963
    The Men's Wearhouse, Inc.                           4,130        194,317

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    Tween Brands, Inc.*(1)                             10,994    $   392,706
    United Auto Group, Inc.                             8,160        165,648
    Urban Outfitters, Inc.*                             4,380        116,114
    Wetseal, Incorporated Class A*                     44,100        288,855
                                                                 -----------
                                                                   2,188,993
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     5,834,730
                                                                 -----------

  CONSUMER STAPLES -- 3.8%
    FOOD & STAPLES RETAILING -- 1.8%
    Andersons, Inc.                                     4,550        202,020
    Great Atlantic & Pacific Tea Co., Inc.              2,220         73,659
    Ingles Markets, Inc. - Class A                      1,280         52,275
    Performance Food Group Co.*(1)                      6,300        194,481
    Spartan Stores, Inc.                                2,060         55,208
    The Pantry, Inc.*                                   1,740         78,683
                                                                 -----------
                                                                     656,326
                                                                 -----------
    FOOD PRODUCTS -- 1.0%
    Chiquita Brands International, Inc.                 2,230         31,265
    Corn Products International, Inc.                     770         27,404
    Imperial Sugar Co.                                    860         28,836
    J&J Snack Foods Corp.                                 680         26,853
    Lance, Inc.                                        10,000        202,400
    Pilgrim's Pride Corp.                               1,030         34,186
                                                                 -----------
                                                                     350,944
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 0.1%
    Central Garden & Pet Co. Class A*                   2,460         36,162
                                                                 -----------
    PERSONAL PRODUCTS -- 0.9%
    Herbalife, Ltd.*                                    3,145        123,253
    Playtex Products, Inc.*                            13,550        183,873
                                                                 -----------
                                                                     307,126
                                                                 -----------
  TOTAL CONSUMER STAPLES                                           1,350,558
                                                                 -----------
  ENERGY -- 3.4%
    COAL & CONSUMABLE FUELS -- 0.1%
    USEC, Inc.*                                         2,910         47,288
                                                                 -----------
    ENERGY EQUIPMENT & SERVICES -- 2.0%
    Core Laboratories N.V.*                             1,390        116,524
    Lone Star Technologies, Inc.*                       1,540        101,686
    Lufkin Industries, Inc.                               860         48,315
    Pride International, Inc.*                          7,035        211,753
    Superior Energy Services, Inc.*                     3,585        123,575
    Universal Compression Holdings, Inc.*               1,685        114,041
                                                                 -----------
                                                                     715,894
                                                                 -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.3%
    Arena Resources, Inc.*                              2,100        105,252
                                                                 -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
    Petroleum Development Corp.*                        1,540         82,498
    Range Resources Corp.                               7,851        262,223
                                                                 -----------
                                                                     344,721
                                                                 -----------
  TOTAL ENERGY                                                     1,213,155
                                                                 -----------

  FINANCIALS -- 11.2%
    CAPITAL MARKETS -- 2.3%
    Affiliated Managers Group, Inc.*                    3,620        392,227
    Knight Capital Group, Inc. - Class A*               2,230         35,323
    MCG Capital Corp.                                   1,800         33,768

    The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    optionsXpress Holdings, Inc.                        5,765    $   135,708
    Stifel Financial Corp.*                             5,100        225,930
                                                                 -----------
                                                                     822,956
                                                                 -----------
    COMMERCIAL BANKS -- 2.7%
    Bank of Hawaii Corp.                                2,400        127,272
    Capital Corp of The West                            5,776        153,353
    Cullen/Frost Bankers, Inc.                          1,000         52,330
    Enterprise Financial Services Corp.                 2,740         76,720
    Greater Bay Bancorp                                 7,200        193,608
    Investors Bancorp, Inc.*                           12,600        181,944
    Signature Bank*                                     2,350         76,469
    Sterling Financial Corp./Washington                 3,250        101,367
                                                                 -----------
                                                                     963,063
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.2%
    Asta Funding, Inc.                                  1,540         66,497
                                                                 -----------
    INSURANCE -- 3.1%
    American Equity Investment Life Holding Co.        30,000        393,900
    First American Corp.                                3,890        197,301
    Midland Co.                                         4,220        179,013
    Navigators Group, Inc.*                             2,925        146,747
    Philadelphia Consolidated Holding Corp.*            3,685        162,103
                                                                 -----------
                                                                   1,079,064
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.0%
    Alexander's, Inc.*                                    170         69,989
    Alexandria Real Estate Equities, Inc.               1,200        120,444
    First Industrial                                    2,400        108,720
    Highland Hospitality Corp.                          8,047        143,237
    National Retail Properties, Inc.                    2,570         62,168
    Omega Healthcare Investors, Inc.                    9,550        163,782
    Parkway Properties, Inc.                              510         26,648
    Pennsylvania Real Estate Investment Trust             600         26,598
                                                                 -----------
                                                                     721,586
                                                                 -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
    Jones Lang LaSalle, Inc.                              510         53,183
    Move, Inc.*                                        17,370         96,230
                                                                 -----------
                                                                     149,413
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 0.5%
    Webster Financial Corp.                             3,900        187,239
                                                                 -----------
  TOTAL FINANCIALS                                                 3,989,818
                                                                 -----------

  HEALTH CARE -- 11.0%
    BIOTECHNOLOGY -- 0.5%
    Applera Corp. - Celera Group*                       4,925         69,935
    Martek Bioscience Corp.*                            1,200         24,744
    Senomyx, Inc.*                                      3,840         47,539
    United Therapeutics Corp.*                            510         27,428
                                                                 -----------
                                                                     169,646
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
    AccuRay, Inc.*                                      3,170         70,501
    American Medical Systems Holdings, Inc.*            9,855        208,630
    Edwards Lifesciences Corp.*(1)                      5,300        268,710
    Gen-Probe, Inc.*                                    3,530        166,192
    Haemonetics Corp.*                                  4,300        201,025
    IDEXX Laboratories, Inc.*                           2,380        208,560

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    NMT Medical, Inc.*                                  4,100    $    55,760
    Palomar Medical Technologies, Inc.*                 1,040         41,548
    Wilson Greatbatch Technologies, Inc.*               4,400        112,200
                                                                 -----------
                                                                   1,333,126
                                                                 -----------

    HEALTH CARE PROVIDERS & SERVICES -- 5.0%
    Alliance Imaging, Inc.*                            10,390         90,705
    AMN Healthcare Services, Inc.*                      1,260         28,501
    Five Star Quality Care, Inc.*                      12,000        123,360
    HealthExtras, Inc.*                                 1,370         39,428
    Healthspring, Inc.*                                 3,305         77,833
    Inventiv Health, Inc.*                              3,735        143,013
    Kindred Healthcare, Inc.*                           1,200         39,336
    Medcath Corp.*                                      2,740         74,802
    Molina Healthcare*                                    980         29,978
    Owens & Minor, Inc.(1)                              5,600        205,688
    Pediatrix Medical Group, Inc.*                      4,500        256,770
    PSS World Medical, Inc.*                            4,805        101,578
    Psychiatric Solutions, Inc.*                        4,770        192,279
    Sunrise Senior Living, Inc.*                        5,145        203,330
    Symbion, Inc.*                                      3,080         60,399
    VCA Antech, Inc.*                                   2,410         87,507
    VistaCare, Inc.*                                    3,900         33,930
                                                                 -----------
                                                                   1,788,437
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 0.4%
    Cerner Corp.*                                       2,100        114,345
    Trizetto Group, Inc.*                               1,200         24,012
                                                                 -----------
                                                                     138,357
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.7%
    PARAXEL International Corp.*                        2,635         94,781
    Pharmaceutical Product Development, Inc.            4,450        149,921
                                                                 -----------
                                                                     244,702
                                                                 -----------
    PHARMACEUTICALS -- 0.7%
    Emisphere Technologies, Inc.*                       6,850         21,920
    Flamel Technologies S.A. ADR*                       5,120        131,072
    Medicis Pharmaceutical Corp.                          810         24,964
    Par Pharmaceutical Co., Inc.*                       1,200         30,144
    Supergen, Inc.*                                     7,370         43,483
                                                                 -----------
                                                                     251,583
                                                                 -----------
    TOTAL HEALTH CARE                                              3,925,851
                                                                 -----------

  INDUSTRIALS -- 22.9%
    AEROSPACE & DEFENSE -- 1.3%
    AAR Corp.*                                          2,970         81,853
    BE Aerospace, Inc*                                  3,930        124,581
    DRS Technologies, Inc.                              2,636        137,520
    Moog, Inc. - Class A*                               3,065        127,658
                                                                 -----------
                                                                     471,612
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.3%
    UTI Worldwide, Inc.                                 4,050         99,549
                                                                 -----------
    AIRLINES -- 0.3%
    Alaska Air Group, Inc.*                               690         26,289
    Continental Airlines, Inc. - Class B*               1,710         62,227
                                                                 -----------
                                                                      88,516
                                                                 -----------
    BUILDING PRODUCTS -- 0.7%
    NCI Building Systems, Inc.*                         5,105        243,713
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 8.5%
    Acco Brands Corp.*(1)                              10,100        243,309

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    American Reprographics Co.*                         1,080    $    33,253
    Casella Waste Systems, Inc.*                       13,826        134,942
    Deluxe Corp.                                          730         24,477
    Diamond Management & Technology Consultants, Inc    2,740         32,031
    G & K Services, Inc. - Class A                      7,592        275,438
    Huron Consulting Group, Inc.*                       1,780        108,295
    Kforce, Inc.*                                       2,050         28,228
    Knoll, Inc.                                        10,600        252,598
    Korn/Ferry International, Inc.*(1)                 13,700        314,278
    Mobile Mini, Inc.*                                  6,980        186,924
    On Assignment, Inc.*                                2,060         25,565
    Pike Electric Corp.*(1)                             7,300        131,984
    Resources Connection, Inc.*                         3,300        105,567
    School Specialty, Inc.*                            11,000        397,210
    Spherion Corp.*                                    18,810        165,904
    The Advisory Board Co.*                             4,340        219,691
    United Stationers, Inc.*                            3,040        182,157
    Viad Corp.                                          2,400         92,640
    Waste Services, Inc.*                               8,560         85,086
                                                                 -----------
                                                                   3,039,577
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 1.2%
    Comfort Systems USA, Inc.                           3,010         36,060
    Perini Corp.*                                       6,045        222,819
    URS Corp.*                                          2,960        126,066
    Washington Group International, Inc.*                 680         45,165
                                                                 -----------
                                                                     430,110
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 2.8%
    Acuity Brands, Inc.                                   840         45,730
    Belden CDT, Inc.                                    2,550        136,655
    Encore Wire Corp.                                   1,730         43,804
    Energy Conversion Devices, Inc.*                    3,850        134,519
    General Cable Corp.*                                1,170         62,513
    Regal-Beloit Corp.                                  5,409        250,869
    Superior Essex, Inc.*                               4,570        158,442
    Woodward Governor Co.                               3,820        157,269
                                                                 -----------
                                                                     989,801
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 0.3%
    Sequa Corp. - Class A*                                860        103,002
                                                                 -----------
    MACHINERY -- 3.6%
    Accuride Corp.*                                     3,250         47,450
    Barnes Group, Inc.                                 14,600        335,946
    Blount International, Inc.*                         8,250        102,712
    Commercial Vehicle Group, Inc.*                     8,400        173,040
    ESCO Technologies, Inc.*                            2,750        123,255
    Kaydon Corp.                                       10,953        466,160
    Navistar International Corp.*                         300         13,725
                                                                 -----------
                                                                   1,262,288
                                                                 -----------
    MARINE -- 0.7%
    Kirby Corp.*                                        7,330        256,403
                                                                 -----------
    ROAD & RAIL -- 1.1%
    Amerco, Inc.*                                       1,500        104,985
    Landstar System, Inc.                               2,745        125,831
    Vitran Corp.*                                       8,600        168,990
                                                                 -----------
                                                                     399,806
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 2.1%
    Electro Rent Corp.*                                 2,240         32,256

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    Houston Wire & Cable Co.*                           4,390    $   123,008
    Interline Brands, Inc.*                            11,173        244,912
    Lawson Products, Inc.                               1,370         51,896
    Watsco, Inc.                                        3,960        202,237
    Williams Scotsman International, Inc.*              5,020         98,693
                                                                 -----------
                                                                     753,002
                                                                 -----------
  TOTAL INDUSTRIALS                                                8,137,379
                                                                 -----------

  INFORMATION TECHNOLOGY -- 21.7%
    COMMUNICATIONS EQUIPMENT -- 2.7%
    CommScope, Inc.*                                    1,710         73,359
    Foundry Networks, Inc.*                            10,740        145,742
    Harmonic, Inc.*                                     9,610         94,370
    Mastec, Inc.*                                      13,490        148,525
    Orbcomm, Inc.*                                      5,460         69,615
    Plantronics, Inc.                                  11,200        264,544
    Radware, Ltd.*                                      3,855         52,042
    Symmetricom, Inc.*                                 15,950        132,385
                                                                 -----------
                                                                     980,582
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 1.5%
    Cray, Inc.*                                         7,610        104,942
    Electronics for Imaging, Inc.*                      7,230        169,544
    Komag, Inc.*                                        1,110         36,330
    Synaptics, Inc.*                                    9,325        238,533
                                                                 -----------
                                                                     549,349
                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.9%
    Checkpoint Systems, Inc.*                          10,000        236,600
    Cogent, Inc.*                                      10,345        139,140
    Coherent, Inc.*                                     1,710         54,275
    Insight Enterprises, Inc.*                         13,580        244,169
    OSI Systems, Inc.*                                  4,025        106,421
    ScanSource, Inc.*                                   6,700        179,828
    Synnex Corp.*                                       3,770         80,075
                                                                 -----------
                                                                   1,040,508
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 3.2%
    aQuantive, Inc.*                                    1,520         42,423
    CNET Networks, Inc.*                                3,770         32,837
    Earthlink, Inc.*                                    5,520         40,572
    Equinix, Inc.*                                      1,750        149,852
    Interwoven, Inc.*                                  13,007        219,818
    Marchex, Inc.(1)                                    9,900        151,668
    Savvis, Inc.*                                       2,745        131,431
    Skillsoft PLC Sponsored ADR*                       42,525        355,509
                                                                 -----------
                                                                   1,124,110
                                                                 -----------
    IT SERVICES -- 3.8%
    Alliance Data Systems Corp.*                        4,285        264,042
    BearingPoint, Inc.*                                30,400        232,864
    Covansys Corp.*                                     3,090         76,261
    eFunds Corp.*                                       3,940        105,040
    Gartner, Inc. - Class A*                            6,095        145,975
    Global Payments, Inc.                               7,355        250,511
    Modis Professional Services, Inc.*                  3,590         50,799
    RightNow Technologies, Inc.*                        9,110        149,222
    WNS Holdings Ltd.*                                  2,875         83,778
                                                                 -----------
                                                                   1,358,492
                                                                 -----------
    OFFICE ELECTRONICS -- 0.4%
    Zebra Technologies Corp. - Class A*                 3,525        136,100
                                                                 -----------

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
    Cymer, Inc.*                                        3,795    $   157,682
    FEI Co.*                                            8,705        313,902
    Integrated Device Technology, Inc.*                15,800        243,636
    Kulicke & Soffa Industries, Inc.*                   4,260         39,405
    Microsemi Corp.*                                    9,270        192,909
    ON Semiconductor Corp.*                             7,540         67,257
    Sirf Technology Holdings, Inc.*                     4,085        113,400
                                                                 -----------
                                                                   1,128,191
                                                                 -----------
    SOFTWARE -- 4.0%
    Actuate Corp.*                                      3,870         20,201
    ANSYS, Inc.*                                        1,450         73,616
    Aspen Technology, Inc.*                            10,130        131,690
    Blackbaud, Inc.                                     5,480        133,822
    Epicor Software Corp.*                              1,880         26,151
    i2 Technologies, Inc.*                             10,385        249,240
    Macrovision Corp.*                                  5,310        133,015
    MICROS Systems, Inc.*                               2,620        141,454
    Parametric Technology Corp.*                        1,370         26,153
    Transaction Systems Architects, Inc.*               7,720        250,051
    Vasco Data Security International, Inc.*            1,980         35,383
    Wind River Systems, Inc.*                           3,420         33,995
    Witness Systems, Inc.*                              5,800        156,310
                                                                 -----------
                                                                   1,411,081
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                     7,728,413
                                                                 -----------

  MATERIALS -- 4.7%
    CHEMICALS -- 2.0%
    Airgas, Inc.                                       11,222        473,007
    Ferro Corp.                                         6,100        131,821
    Minerals Technologies, Inc.                           560         34,810
    Omnova Solutions, Inc.*                             4,080         22,277
    PolyOne Corp.*                                      5,640         34,404
                                                                 -----------
                                                                     696,319
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.7%
    Caraustar Industries, Inc.*                         7,680         48,230
    Greif Brothers Corp. - Class A                      1,731        192,332
    Silgan Holdings, Inc.                                 540         27,599
                                                                 -----------
                                                                     268,161
                                                                 -----------
    METALS & MINING -- 2.0%
    AK Steel Holding Corp.*                             2,570         60,112
    Carpenter Technology Corp.                            510         61,588
    Castle & Co.                                        1,880         55,197
    Commercial Metals Co.                               2,790         87,466
    Compass Minerals International, Inc.(1)             9,520        317,968
    Quanex Corp.                                          810         34,304
    Ryerson Tull, Inc.*                                 2,050         81,221
    Stillwater Mining Co.*                              2,000         25,380
                                                                 -----------
                                                                     723,236
                                                                 -----------
  TOTAL MATERIALS                                                  1,687,716
                                                                 -----------

  TELECOMMUNICATION SERVICES -- 0.5%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
    Cogent Communications Group, Inc.*                  1,130         26,702
    CT Communications, Inc.                             1,850         44,585
    Globalstar, Inc.*                                   6,275         66,515
                                                                 -----------
                                                                     137,802
                                                                 -----------

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
    Dobson Communications Corp.*                        2,740    $    23,536
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                   161,338
                                                                 -----------

  UTILITIES -- 2.2%
    ELECTRIC UTILITIES -- 1.0%
    El Paso Electric Co.*                               9,538        251,326
    MGE Energy, Inc.                                    1,880         66,665
    Otter Tail Power Co.                                1,780         60,947
                                                                 -----------
                                                                     378,938
                                                                 -----------
    GAS UTILITIES -- 1.2%
    Nicor, Inc.                                         2,400        116,208
    Southern Union Co.                                  6,934        210,738
    Southwest Gas Corp.                                 2,400         93,288
                                                                 -----------
                                                                     420,234
                                                                 -----------
  TOTAL UTILITIES                                                    799,172
                                                                 -----------
  TOTAL COMMON STOCK
    (Cost $29,244,381)                                            34,828,130
                                                                 -----------
SHORT-TERM INVESTMENTS -- 2.2%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                            397,026        397,026
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                            397,026        397,026
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $794,052)                                                  794,052
                                                                 -----------
TOTAL INVESTMENTS -- 100.0%
    (Cost $30,038,433)+                                          $35,622,182(2)
                                                                 ===========
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES

  INSTITUTIONAL MONEY MARKET TRUST
      Institutional Money Market
      Trust, 5.33%, 04/02/07                        2,203,534      2,203,534
                                                                 -----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST                           2,203,534
                                                                 -----------
  TIME DEPOSIT
      Bank of Montreal, 5.38%,
      04/02/07                                        575,119        575,119
                                                                 -----------
  TOTAL TIME DEPOSIT                                                 575,119
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $2,778,653)                                            $ 2,778,653(3)
                                                                 -----------

*    Non-income producing security.
+ The cost for Federal income tax purposes is $30,316,468. At March 31, 2007 net unrealized appreciation was $5,305,714. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,693,172, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $387,458.
(1)  Security partially or fully on loan.
(2) At March 31, 2007, the market value of securities on loan for the Small-Cap Core Fund was $2,687,398.
(3) The investments held as collateral on loaned securities represented 7.8% of the net assets of the Small-Cap Core Fund.
ADR  - American Depository Receipt


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
COMMON STOCK -- 99.2%

  CONSUMER DISCRETIONARY -- 11.0%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.3%
    Cherokee, Inc.                                        540     $   23,252
    Quiksilver, Inc.*                                     510          5,916
                                                                  ----------
                                                                      29,168
                                                                  ----------
    AUTO COMPONENTS -- 2.1%
    Tenneco, Inc.*                                        930         23,678
    Visteon Corp.*                                      2,520         21,521
                                                                  ----------
                                                                      45,199
                                                                  ----------
    AUTOMOBILES -- 0.9%
    Fleetwood Enterprises, Inc.*                        1,330         10,520
    Thor Industries, Inc.                                 220          8,666
                                                                  ----------
                                                                      19,186
                                                                  ----------
    DIVERSIFIED CONSUMER SERVICES -- 1.3%
    Matthews International Corp. - Class A                330         13,431
    Pre-Paid Legal Services, Inc.*                        280         14,031
                                                                  ----------
                                                                      27,462
                                                                  ----------
    FOOTWEAR -- 0.7%
    Skechers U.S.A., Inc.*                                470         15,778
                                                                  ----------
    HOUSEHOLD DURABLES -- 0.8%
    Champion Enterprises, Inc.*                           440          3,872
    Jarden Corp.*                                         360         13,788
                                                                  ----------
                                                                      17,660
                                                                  ----------
    INTERNET & CATALOG RETAIL -- 0.2%
    Netflix, Inc.*                                        200          4,638
                                                                  ----------
    LEISURE FACILITIES -- 0.4%
    Life Time Fitness, Inc.*                              160          8,226
                                                                  ----------
    MULTILINE RETAIL -- 0.3%
    Retail Ventures, Inc.*                                340          7,157
                                                                  ----------
    RESTAURANTS -- 0.4%
    Denny's Corp.*                                      1,640          8,036
                                                                  ----------
    SPECIALTY RETAIL -- 2.6%
    America's Car-Mart, Inc.*                             600          8,016
    Coldwater Creek, Inc.*                                907         18,394
    Dress Barn, Inc.*                                     330          6,867
    GameStop Corp. - Class A*                             420         13,679
    Jos. A. Bank Clothiers, Inc.*                         230          8,131
                                                                  ----------
                                                                      55,087
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY                                       237,597
                                                                  ----------
  CONSUMER STAPLES -- 5.3%
    BEVERAGES -- 1.1%
    Coca-Cola Bottling Co.                                300         16,989
    National Beverage Corp.*                              450          7,893
                                                                  ----------
                                                                      24,882
                                                                  ----------
    FOOD & STAPLES RETAILING -- 2.7%
    Andersons, Inc.                                       160          7,104
    Great Atlantic & Pacific Tea Co., Inc.                860         28,534
    The Pantry, Inc.*                                     490         22,158
                                                                  ----------
                                                                      57,796
                                                                  ----------
    FOOD PRODUCTS -- 0.9%
    Lancaster Colony Corp.                                420         18,560
                                                                  ----------
    PERSONAL PRODUCTS -- 0.6%
    Playtex Products, Inc.*                               900         12,213
                                                                  ----------
  TOTAL CONSUMER STAPLES                                             113,451
                                                                  ----------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
  ENERGY -- 7.6%
    ENERGY EQUIPMENT & SERVICES -- 4.8%
    Dril-Quip, Inc*                                       370     $   16,014
    Global Industries, Ltd.*                              450          8,230
    Hornbeck Offshore Services, Inc.*                     280          8,022
    Lone Star Technologies, Inc.*                         435         28,723
    Lufkin Industries, Inc.                               150          8,427
    Oceaneering International, Inc.*                      240         10,109
    Oil States International, Inc.*                       230          7,381
    Superior Energy Services, Inc.*                       210          7,239
    TETRA Technologies, Inc.*                             340          8,401
                                                                  ----------
                                                                     102,546
                                                                  ----------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.0%
    Petroleum Development Corp.*                          800         42,856
                                                                  ----------
    OIL & GAS REFINING & MARKETING -- 0.8%
    World Fuel Services Corp.                             380         17,579
                                                                  ----------
  TOTAL ENERGY                                                       162,981
                                                                  ----------
  FINANCIALS -- 7.8%
    DIVERSIFIED FINANCIAL SERVICES -- 2.0%
    Asta Funding, Inc.                                    420         18,135
    Nasdaq Stock Market, Inc.*                            480         14,117
    NYSE Group, Inc.*                                     120         11,250
                                                                  ----------
                                                                      43,502
                                                                  ----------
    INSURANCE -- 0.6%
    National Financial Partners Corp.                      90          4,222
    Tower Group, Inc.                                     260          8,377
                                                                  ----------
                                                                      12,599
                                                                  ----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.8%
    Alexander's, Inc.*                                     50         20,585
    Entertainment Properties Trust                        240         14,460
    Getty Realty Corp.                                    160          4,599
    Inland Real Estate Corp.                              715         13,113
    Washington Real Estate Investment Trust               200          7,484
                                                                  ----------
                                                                      60,241
                                                                  ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.4%
    Jones Lang LaSalle, Inc.                              380         39,626
    Move, Inc.*                                         2,100         11,634
                                                                  ----------
                                                                      51,260
                                                                  ----------
  TOTAL FINANCIALS                                                   167,602
                                                                  ----------
  HEALTH CARE -- 15.8%
    BIOTECHNOLOGY -- 1.4%
    Isis Pharmaceuticals, Inc.*                         1,400         12,978
    Lifecell Corp.*                                       495         12,360
    United Therapeutics Corp.*                             70          3,765
                                                                  ----------
                                                                      29,103
                                                                  ----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
    Arrow International, Inc.                             240          7,718
    Arthrocare Corp.*                                     295         10,632
    Hologic, Inc.*                                        240         13,834
    Intuitive Surgical, Inc.*                             100         12,157
    Mentor Corp.                                          120          5,520
    Palomar Medical Technologies, Inc.*                   320         12,784
                                                                  ----------
                                                                      62,645
                                                                  ----------
    HEALTH CARE PROVIDERS & SERVICES -- 7.2%
    Alliance Imaging, Inc.*                             3,770         32,912
    HealthExtras, Inc.*                                   480         13,814


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
    Inventiv Health, Inc.*                                360     $   13,784
    LCA-Vision, Inc.                                      120          4,943
    Medcath Corp.*                                        780         21,294
    National HealthCare Corp.                             200         10,196
    Owens & Minor, Inc.                                   340         12,488
    Wellcare Health Plans, Inc.*                          530         45,183
                                                                  ----------
                                                                     154,614
                                                                  ----------
    HEALTH CARE TECHNOLOGY -- 1.9%
    Computer Programs and Systems, Inc.                   190          5,096
    Emageon, Inc.*                                        390          4,290
    Phase Forward, Inc.*                                1,100         14,443
    Trizetto Group, Inc.*                                 825         16,508
                                                                  ----------
                                                                      40,337
                                                                  ----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.5%
    Illumina, Inc.*                                       380         11,134
                                                                  ----------
    PHARMACEUTICALS -- 1.9%
    Emisphere Technologies, Inc.*                       1,120          3,584
    K-V Pharmaceutical Company - Class A*                 180          4,451
    New River Pharmaceuticals, Inc.*                      160         10,181
    Perrigo Co.                                           500          8,830
    Supergen, Inc.*                                     1,800         10,620
    The Medicines Company Comm                            160          4,013
                                                                  ----------
                                                                      41,679
                                                                  ----------
  TOTAL HEALTH CARE                                                  339,512
                                                                  ----------
  INDUSTRIALS -- 18.2%
    AEROSPACE & DEFENSE -- 3.0%
    AAR Corp.*                                            200          5,512
    Hexcel Corp.*                                       1,510         29,973
    Orbital Sciences Corp.*                               640         11,994
    Teledyne Technologies, Inc.*                          305         11,419
    United Industrial Corp.                               100          5,520
                                                                  ----------
                                                                      64,418
                                                                  ----------
    AIR FREIGHT & LOGISTICS -- 0.9%
    Hub Group, Inc. - Class A*                            660         19,133
                                                                  ----------
    AIRLINES -- 1.4%
    Continental Airlines, Inc. - Class B*                 470         17,103
    World Air Holdings, Inc.*                           1,160         12,296
                                                                  ----------
                                                                      29,399
                                                                  ----------
    BUILDING PRODUCTS -- 0.9%
    NCI Building Systems, Inc.*                           410         19,573
                                                                  ----------
    COMMERCIAL SERVICES & SUPPLIES -- 4.5%
    Administaff, Inc.                                     295         10,384
    American Reprographics Co.*                           190          5,850
    Cenveo, Inc.*                                         480         11,664
    Comsys IT Partners, Inc.*                             940         18,706
    Diamond Management & Technology Consultants, Inc.     590          6,897
    Hudson Highland Group, Inc.*                          530          8,263
    Kforce, Inc.*                                         560          7,711
    Rollins, Inc.                                       1,220         28,072
                                                                  ----------
                                                                      97,547
                                                                  ----------
    ELECTRICAL EQUIPMENT -- 1.9%
    Encore Wire Corp.                                     810         20,509
    Graftech International, Ltd.*                         970          8,808
    Superior Essex, Inc.*                                 300         10,401
                                                                  ----------
                                                                      39,718
                                                                  ----------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
    MACHINERY -- 3.2%
    3-D Systems Corp.*                                    305     $    6,683
    Astec Industries, Inc.*                               135          5,434
    Blount International, Inc.*                           710          8,839
    Dynamic Materials Corp.                               380         12,434
    ESCO Technologies, Inc.*                              260         11,653
    The Manitowoc Co., Inc.                               200         12,706
    Westinghouse Air Brake Co.                            320         11,037
                                                                  ----------
                                                                      68,786
                                                                  ----------
    ROAD & RAIL -- 1.4%
    Amerco, Inc.*                                         290         20,297
    Heartland Express, Inc.                               653         10,370
                                                                  ----------
                                                                      30,667
                                                                  ----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.0%
    Lawson Products, Inc.                                 420         15,910
    Wesco International, Inc.*                             90          5,650
                                                                  ----------
                                                                      21,560
                                                                  ----------
  TOTAL INDUSTRIALS                                                  390,801
                                                                  ----------
  INFORMATION TECHNOLOGY -- 25.6%
    COMMUNICATIONS EQUIPMENT -- 2.9%
    Arris Group, Inc.*                                  1,700         23,936
    Comtech Telecommunications Corp.*                     400         15,492
    Endwave Corp.*                                        760          9,044
    Interdigital Communications Corp.*                    400         12,668
                                                                  ----------
                                                                      61,140
                                                                  ----------
    COMPUTERS & PERIPHERALS -- 1.8%
    Intermec, Inc.*                                       550         12,287
    Komag, Inc.*                                          250          8,182
    Prestek, Inc.*                                      1,015          6,141
    Stratasys, Inc.*                                      305         13,030
                                                                  ----------
                                                                      39,640
                                                                  ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
    Brightpoint, Inc.*                                    390          4,461
    Itron, Inc.*                                          250         16,260
                                                                  ----------
                                                                      20,721
                                                                  ----------
    INTERNET SOFTWARE & SERVICES -- 9.1%
    24/7 Media, Inc.*                                     560          4,497
    aQuantive, Inc.*                                      415         11,583
    CNET Networks, Inc.*                                1,810         15,765
    Cybersource Corp.*                                    960         12,010
    Infospace, Inc.*                                    1,640         42,099
    Interwoven, Inc.*                                   1,860         31,434
    Jupitermedia Corp.*                                   870          5,759
    Online Resources Corp.*                             2,015         23,112
    Webex Communications, Inc.*                           520         29,567
    WebMethods, Inc.*                                   2,790         20,060
                                                                  ----------
                                                                     195,886
                                                                  ----------
    IT SERVICES -- 2.0%
    Covansys Corp.*                                       835         20,608
    Euronet Worldwide, Inc.*                              455         12,221
    MoneyGram International, Inc.                         380         10,549
                                                                  ----------
                                                                      43,378
                                                                  ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
    AMIS Holdings, Inc.*                                  860          9,417
    ATMI, Inc.*                                           440         13,451
    Emcore Corp.*                                       1,760          8,800
    Form Factor, Inc.*                                    220          9,845
    Microsemi Corp.*                                      295          6,139


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------     ----------
    Netlogic Microsystems, Inc.*                          185     $    4,925
    Photronics, Inc.*                                     560          8,708
    Trident Microsystems, Inc.*                           370          7,422
                                                                  ----------
                                                                      68,707
                                                                  ----------
    SOFTWARE -- 5.6%
    Blackboard, Inc.*                                     360         12,107
    Concur Technologies, Inc.*                          2,015         35,182
    i2 Technologies, Inc.*                                830         19,920
    Midway Games, Inc.*                                   680          4,250
    Quality Systems, Inc.                                 220          8,800
    Radiant Systems, Inc.*                                510          6,645
    Transaction Systems Architects, Inc.*                 190          6,154
    Vasco Data Security International, Inc.*            1,300         23,231
    Wind River Systems, Inc.*                             430          4,274
                                                                  ----------
                                                                     120,563
                                                                  ----------
  TOTAL INFORMATION TECHNOLOGY                                       550,035
                                                                  ----------
  MATERIALS -- 6.2%
    CHEMICALS -- 0.8%
    Georgia Gulf Corp.                                    260          4,215
    Omnova Solutions, Inc.*                               990          5,405
    Pioneer Cos., Inc.*                                   300          8,292
                                                                  ----------
                                                                      17,912
                                                                  ----------
    METALS & MINING -- 5.4%
    AK Steel Holding Corp.*                             1,120         26,197
    Cleveland-Cliffs, Inc.                                540         34,566
    Hecla Mining Co.*                                     740          6,704
    Quanex Corp.                                          160          6,776
    Reliance Steel & Aluminum Co.                         240         11,616
    Stillwater Mining Co.*                              1,070         13,578
    Titanium Metals Corp.*                                460         16,505
                                                                  ----------
                                                                     115,942
                                                                  ----------
  TOTAL MATERIALS                                                    133,854
                                                                  ----------

TELECOMMUNICATION SERVICES -- 1.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
    Time Warner Telecom, Inc. - Class A*                  520         10,801
                                                                  ----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
    Centennial Communications, Inc.*                    1,045          8,600
    SBA Communications Corp. - Class A*                   560         16,548
                                                                  ----------
                                                                      25,148
                                                                  ----------
  TOTAL TELECOMMUNICATION SERVICES                                    35,949
                                                                  ----------
  TOTAL COMMON STOCK
    (Cost $1,741,835)                                              2,131,782
                                                                  ----------
SHORT-TERM INVESTMENTS -- 0.8%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                  8,342          8,342
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                  8,342          8,342
                                                                  ----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $16,684)                                                    16,684
                                                                  ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,758,519)+                                              $2,148,466
                                                                  ==========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,761,416. At March 31, 2007 net unrealized appreciation was $387,050. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $428,913, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $41,863.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      -------     ----------
COMMON STOCK -- 98.8%

  CONSUMER DISCRETIONARY -- 12.6%
    AUTO COMPONENTS -- 2.4%
    Lear Corp.*                                           100     $    3,651
    Tenneco, Inc.*                                        705         17,949
    Visteon Corp.*                                      1,955         16,696
                                                                  ----------
                                                                      38,296
                                                                  ----------
    CASINOS & GAMING -- 0.4%
    Riviera Holdings Corp.*                               215          6,009
                                                                  ----------
    FOOTWEAR -- 1.2%
    Skechers U.S.A., Inc.*                                575         19,303
                                                                  ----------
    HOTELS, RESORTS & CRUISE LINES -- 0.9%
    Bluegreen Corp.*                                    1,270         14,338
                                                                  ----------
    HOUSEHOLD DURABLES -- 1.5%
    American Greetings Corp.                            1,040         24,139
                                                                  ----------
    INTERNET & CATALOG RETAIL -- 0.5%
    FTD Group, Inc.*                                      460          7,604
                                                                  ----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.6%
    Oakley, Inc.                                          275          5,538
    RC2 Corp.*                                            125          5,049
                                                                  ----------
                                                                      10,587
                                                                  ----------
    MEDIA -- 1.2%
    Fisher Communications, Inc.*                          420         20,412
                                                                  ----------
    RESTAURANTS -- 1.6%
    AFC Enterprises, Inc.*                                490          9,825
    Luby's, Inc.*                                       1,295         12,652
    Papa John's International, Inc.*                      140          4,116
                                                                  ----------
                                                                      26,593
                                                                  ----------
    SPECIALTY RETAIL -- 2.3%
    America's Car-Mart, Inc.*                             380          5,077
    Blockbuster, Inc. - Class A*                        1,300          8,372
    Cabela's, Inc. - Class A*                             265          6,575
    Jo-Ann Stores, Inc.*                                  650         17,712
                                                                  ----------
                                                                      37,736
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY                                       205,017
                                                                  ----------
  CONSUMER STAPLES -- 5.2%
    BEVERAGES -- 0.3%
    The Boston Beer Co., Inc. - Class A*                  145          4,836
                                                                  ----------
    FOOD & STAPLES RETAILING -- 2.7%
    Great Atlantic & Pacific Tea Co., Inc.                130          4,313
    Ingles Markets, Inc. - Class A                        210          8,576
    Spartan Stores, Inc.                                  355          9,514
    The Pantry, Inc.*                                     470         21,254
                                                                  ----------
                                                                      43,657
                                                                  ----------
    FOOD PRODUCTS -- 2.2%
    Imperial Sugar Co.                                    595         19,950
    Lancaster Colony Corp.                                340         15,025
                                                                  ----------
                                                                      34,975
                                                                  ----------
  TOTAL CONSUMER STAPLES                                              83,468
                                                                  ----------
  ENERGY -- 1.1%
    COAL & CONSUMABLE FUELS -- 0.5%
    USEC, Inc.*                                           475          7,719
                                                                  ----------
    ENERGY EQUIPMENT & SERVICES -- 0.6%
    Bristow Group, Inc.*                                  155          5,650


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      -------     ----------
    Parker Drilling Co.*                                  460     $    4,319
                                                                  ----------
                                                                       9,969
                                                                  ----------
  TOTAL ENERGY                                                        17,688
                                                                  ----------
  FINANCIALS -- 28.0%
    CAPITAL MARKETS -- 3.3%
    Apollo Investment Corp.                               626         13,397
    Knight Capital Group, Inc. - Class A*                 660         10,454
    MCG Capital Corp.                                   1,030         19,323
    Technology Investment Capital Corp.                   643         10,873
                                                                  ----------
                                                                      54,047
                                                                  ----------
    COMMERCIAL BANKS -- 3.2%
    Community Bancorp*                                    215          6,611
    Signature Bank*                                       275          8,948
    Sterling Financial Corp./Washington                   445         13,880
    Sun Bancorp, Inc.*                                    388          7,213
    Superior Bancorp.*                                    730          7,884
    The Bancorp Bank*                                     265          6,890
                                                                  ----------
                                                                      51,426
                                                                  ----------
    CONSUMER FINANCE -- 0.2%
    Cash America International, Inc.                       70          2,870
                                                                  ----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.5%
    NYSE Group, Inc.*                                      95          8,906
                                                                  ----------
    INSURANCE -- 7.8%
    American Physicians Capital, Inc.*                    300         12,024
    Argonaut Group, Inc.*                                 280          9,061
    First Acceptance Corp.*                               855          8,952
    FPIC Insurance Group, Inc.*                           250         11,167
    Infinity Property & Casual Corp.                      260         12,184
    Kansas City Life Insurance Co.                        600         27,000
    LandAmerica Financial Group, Inc.                      45          3,326
    Navigators Group, Inc.*                               115          5,770
    Odyssey Re Holdings Corp.                             520         20,441
    ProAssurance Corp.*                                   195          9,974
    Seabright Insurance Holdings*                         235          4,324
    Universal American Financial Corp.*                    80          1,550
                                                                  ----------
                                                                     125,773
                                                                  ----------
    REAL ESTATE INVESTMENT TRUSTS -- 9.5%
    BioMed Realty Trust, Inc.                             575         15,123
    DiamondRock Hospitality Co.                           765         14,535
    Entertainment Properties Trust                        100          6,025
    First Potomac Realty Trust                            155          4,428
    GMH Communities Trust                               3,500         34,965
    Inland Real Estate Corp.                              590         10,821
    LTC Properties, Inc.                                  665         17,230
    Maguire Properties, Inc.                              200          7,112
    National Health Investors, Inc.                        40          1,254
    Nationwide Health Properties, Inc.                  1,355         42,357
                                                                  ----------
                                                                     153,850
                                                                  ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
    Move, Inc.*                                         2,830         15,678
                                                                  ----------
    THRIFTS & MORTGAGE FINANCE -- 2.5%
    BFC Financial Corp. - Class A*                        320          1,408
    Clifton Savings Bancorp, Inc.                         655          7,821


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      -------     ----------
    FirstFed Financial Corp.*                             105     $    5,967
    NewAlliance Bancshares, Inc.                        1,595         25,855
                                                                  ----------
                                                                      41,051
                                                                  ----------
  TOTAL FINANCIALS                                                   453,601
                                                                  ----------
  HEALTH CARE -- 4.5%
    HEALTH CARE PROVIDERS & SERVICES -- 4.5%
    Alliance Imaging, Inc.*                             5,530         48,277
    Magellan Health Services, Inc.*                       120          5,040
    Medcath Corp.*                                        485         13,240
    Symbion, Inc.*                                        360          7,060
                                                                  ----------
                                                                      73,617
                                                                  ----------
  TOTAL HEALTH CARE                                                   73,617
                                                                  ----------
  INDUSTRIALS -- 20.4%
    AEROSPACE & DEFENSE -- 3.3%
    AAR Corp.*                                            510         14,056
    Esterline Technologies Corp.*                         265         10,883
    Hexcel Corp.*                                         300          5,955
    Orbital Sciences Corp.*                               790         14,805
    Teledyne Technologies, Inc.*                          200          7,488
                                                                  ----------
                                                                      53,187
                                                                  ----------
    BUILDING PRODUCTS -- 0.4%
    NCI Building Systems, Inc.*                           155          7,400
                                                                  ----------
    COMMERCIAL SERVICES & SUPPLIES -- 7.0%
    Spherion Corp.*                                     1,800         15,876
    United Stationers, Inc.*                              390         23,369
    Viad Corp.                                          1,105         42,653
    Volt Information Sciences, Inc.*                      580         15,190
    Waste Services, Inc.*                               1,600         15,904
                                                                  ----------
                                                                     112,992
                                                                  ----------
    CONSTRUCTION & ENGINEERING -- 0.5%
    Comfort Systems USA, Inc.                             645          7,727
                                                                  ----------
    ELECTRICAL EQUIPMENT -- 4.6%
    Belden CDT, Inc.                                      570         30,546
    Graftech International, Ltd.*                       1,960         17,797
    Superior Essex, Inc.*                                 595         20,629
    Woodward Governor Co.                                 135          5,558
                                                                  ----------
                                                                      74,530
                                                                  ----------
    MACHINERY -- 1.2%
    Blount International, Inc.*                         1,110         13,819
    Valmont Industries, Inc.                              105          6,072
                                                                  ----------
                                                                      19,891
                                                                  ----------
    ROAD & RAIL -- 1.0%
    Amerco, Inc.*                                         230         16,098
                                                                  ----------
    TRADING COMPANIES & DISTRIBUTORS -- 2.4%
    Electro Rent Corp.*                                 1,130         16,272
    Lawson Products, Inc.                                 595         22,538
                                                                  ----------
                                                                      38,810
                                                                  ----------
  TOTAL INDUSTRIALS                                                  330,635
                                                                  ----------
  INFORMATION TECHNOLOGY -- 9.8%
    COMMUNICATIONS EQUIPMENT -- 3.3%
    C-COR.net Corp.*                                      805         11,157
    CommScope, Inc.*                                      180          7,722
    Mastec, Inc.*                                       3,200         35,232
                                                                  ----------
                                                                      54,111
                                                                  ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
    CTS Corp.                                           1,000         13,820
    Synnex Corp.*                                         570         12,107
                                                                  ----------
                                                                      25,927
                                                                  ----------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      -------     ----------
    INTERNET SOFTWARE & SERVICES -- 0.4%
    Internet Capital Group, Inc.*                         625   $      6,688
                                                                  ----------
    IT SERVICES -- 2.7%
    Covansys Corp.*                                       885         21,842
    Euronet Worldwide, Inc.*                              160          4,298
    MAXIMUS, Inc.                                         365         12,585
    Modis Professional Services, Inc.*                    370          5,235
                                                                  ----------
                                                                      43,960
                                                                  ----------
    SOFTWARE -- 1.8%
    Actuate Corp.*                                        870          4,541
    Aspen Technology, Inc.*                               560          7,280
    i2 Technologies, Inc.*                                690         16,560
                                                                  ----------
                                                                      28,381
                                                                  ----------
  TOTAL INFORMATION TECHNOLOGY                                       159,067
                                                                  ----------
  MATERIALS -- 11.5%
    CHEMICALS -- 2.1%
    Fuller, Co.                                           280          7,636
    Pioneer Cos., Inc.*                                   340          9,398
    PolyOne Corp.*                                      2,905         17,720
                                                                  ----------
                                                                      34,754
                                                                  ----------
    CONSTRUCTION MATERIALS -- 0.7%
    Texas Industries, Inc.                                160         12,085
                                                                  ----------
    CONTAINERS & PACKAGING -- 2.6%
    Caraustar Industries, Inc.*                         2,250         14,130
    Greif Brothers Corp. - Class A                        190         21,111
    Silgan Holdings, Inc.                                 120          6,133
                                                                  ----------
                                                                      41,374
                                                                  ----------
    METALS & MINING -- 6.1%
    Castle & Co.                                          330          9,689
    Cleveland-Cliffs, Inc.                                120          7,681
    Compass Minerals International, Inc.                  170          5,678
    Quanex Corp.                                          130          5,505
    Ryerson Tull, Inc.*                                   700         27,734
    Stillwater Mining Co.*                              1,600         20,304
    Worthington Industries, Inc.                        1,050         21,609
                                                                  ----------
                                                                      98,200
                                                                  ----------
  TOTAL MATERIALS                                                    186,413
                                                                  ----------
  TELECOMMUNICATION SERVICES -- 1.6%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
    Cogent Communications Group, Inc.*                  1,110         26,229
                                                                  ----------
  TOTAL TELECOMMUNICATION SERVICES                                    26,229
                                                                  ----------
  UTILITIES -- 4.1%
    ELECTRIC UTILITIES -- 1.1%
    El Paso Electric Co.*                                 180          4,743
    MGE Energy, Inc.                                      370         13,120
                                                                  ----------
                                                                      17,863
                                                                  ----------
    GAS UTILITIES -- 3.0%
    Nicor, Inc.                                           230         11,137
    Northwest Natural Gas Co.                             830         37,906
                                                                  ----------
                                                                      49,043
                                                                  ----------
  TOTAL UTILITIES                                                     66,906
                                                                  ----------

  TOTAL COMMON STOCK
    (Cost $1,357,985)                                              1,602,641
                                                                  ----------


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      -------     ----------
SHORT-TERM INVESTMENTS -- 1.2%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                  9,735     $    9,735
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                  9,734          9,734
                                                                  ----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $19,469)                                                    19,469
                                                                  ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,377,454)+                                              $1,622,110
                                                                  ==========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,381,013. At March 31, 2007 net unrealized appreciation was $241,097. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $257,910, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $16,813.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

COMMON STOCK -- 78.1%

    CONSUMER DISCRETIONARY -- 10.0%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.1%
    Coach, Inc.*                                          564   $     28,228
    Jones Apparel Group, Inc.                             887         27,257
    Liz Claiborne, Inc.                                   421         18,040
    Polo Ralph Lauren Corp. - Class A                     264         23,272
    V.F. Corp.                                            522         43,128
                                                                ------------
                                                                     139,925
                                                                ------------
    AUTO COMPONENTS -- 0.1%
    Autoliv, Inc.                                         350         19,988
    Johnson Controls, Inc.                                845         79,954
    The Goodyear Tire & Rubber Co.*                       410         12,788
    TRW Automotive Holdings Corp.*                         30          1,045
                                                                ------------
                                                                     113,775
                                                                ------------
    AUTOMOBILES -- 0.2%
    Ford Motor Co.                                     30,486        240,535
    General Motors Corp.                                4,691        143,732
    Harley-Davidson, Inc.                                 543         31,901
                                                                ------------
                                                                     416,168
                                                                ------------
    CASINOS & GAMING -- 0.0%
    Harrah's Entertainment, Inc.                          215         18,157
    International Game Technology                         684         27,620
                                                                ------------
                                                                      45,777
                                                                ------------
    DISTRIBUTORS -- 0.0%
    Genuine Parts Co.                                     980         48,020
                                                                ------------
    DIVERSIFIED CONSUMER SERVICES -- 0.3%
    Apollo Group, Inc. - Class A*                         323         14,180
    H&R Block, Inc.                                       180          3,787
    Service Corp. International                        51,600        611,976
    The ServiceMaster Co.                               1,350         20,776
                                                                ------------
                                                                     650,719
                                                                ------------
    FOOTWEAR -- 0.3%
    Nike, Inc. - Class B                                5,115        543,520
                                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 1.1%
    Carnival Corp.                                        672         31,490
    Hilton Hotels Corp.                                   866         31,141
    Marriott International, Inc. - Class A             30,582      1,497,295
    Starwood Hotels & Resorts Worldwide, Inc.             687         44,552
    Wyndham Worldwide Corp.*                           21,247        725,585
                                                                ------------
                                                                   2,330,063
                                                                ------------
    HOTELS, RESTAURANTS, & LEISURE -- 0.0%
    MGM MIRAGE*                                           330         22,941
                                                                ------------
    HOUSEHOLD DURABLES -- 0.4%
    Black & Decker Corp.                                  293         23,915
    Centex Corp.                                          366         15,291
    D.R. Horton, Inc.                                     753         16,566
    Fortune Brands, Inc.                                  520         40,986
    Harman International Industries, Inc.                 145         13,932
    KB Home Co.                                           306         13,057
    Leggett & Platt, Inc.                               1,045         23,690
    Lennar Corp. - Class A                                583         24,608
    M.D.C. Holdings, Inc.                                  40          1,923
    Mohawk Industries, Inc.*                            6,170        506,249

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Newell Rubbermaid, Inc.                             1,483   $     46,106
    NVR, Inc.*                                             20         13,300
    Pulte Corp.                                           442         11,695
    Ryland Group, Inc.                                     40          1,688
    Snap-On, Inc.                                         133          6,397
    Standard Pacific Corp.                                 80          1,670
    The Stanley Works                                     517         28,621
    Toll Brothers, Inc.*                                   50          1,369
    Whirlpool Corp.                                       425         36,087
                                                                ------------
                                                                     827,150
                                                                ------------
    INTERNET & CATALOG RETAIL -- 0.1%
    Amazon.Com, Inc.*                                     391         15,558
    Expedia, Inc.*                                      5,640        130,735
    IAC/Interactive Corp.*                              1,336         50,381
                                                                ------------
                                                                     196,674
                                                                ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.1%
    Brunswick Corp.                                       567         18,059
    Eastman Kodak Co.                                   2,003         45,187
    Hasbro, Inc.                                          832         23,812
    Mattel, Inc.                                        1,389         38,295
                                                                ------------
                                                                     125,353
                                                                ------------
    MEDIA -- 3.8%
    Cablevision Systems New York Group - Class A          970         29,517
    CBS Corp. - Class B                                 3,767        115,233
    Clear Channel Communications, Inc.                    720         25,229
    Comcast Corp. - Class A*                            7,139        185,257
    Comcast Corp. - Class A*                           45,450      1,157,612
    Discovery Holding Co. - Class A*                    4,210         80,537
    Dow Jones & Co., Inc.                                 590         20,337
    EchoStar Communications Corp.*                     44,700      1,941,321
    Gannett Co., Inc.                                   1,292         72,727
    Hearst-Argyle Television, Inc.                        590         16,042
    Hughes Electronics Corp.*                          37,418        863,233
    Meredith Corp.                                        264         15,151
    News Corp. - Class A                                7,010        162,071
    Omnicom Group, Inc.                                   389         39,826
    Regal Entertainment Group - Class A                 2,740         54,444
    The E.W. Scripps Co.                                  412         18,408
    The Interpublic Group of Cos., Inc.*                  714          8,789
    The McGraw-Hill Cos., Inc.                          6,914        434,752
    The New York Times Co.                              1,118         26,284
    The Walt Disney Co.                                34,608      1,191,554
    Time Warner, Inc.                                  76,533      1,509,231
    Tribune Co.                                         1,474         47,330
    Viacom, Inc., Class B*                              2,055         84,481
                                                                ------------
                                                                   8,099,366
                                                                ------------
    MULTILINE RETAIL -- 1.5%
    Big Lots, Inc.*                                       265          8,289
    Dillard's, Inc. - Class A                             100          3,273
    Dollar General Corp.                                  375          7,931
    Family Dollar Stores, Inc.                            244          7,227
    Federated Department Stores, Inc.                   1,862         83,883
    J.C. Penney Co., Inc.                              22,778      1,871,440
    Kohl's Corp.*                                       3,891        298,090
    Nordstrom, Inc.                                       537         28,429


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    Saks, Inc.                                          1,020   $     21,257
    Sears Holdings Corp.*                                 230         41,437
    Target Corp.                                       14,838        879,300
                                                                ------------
                                                                   3,250,556
                                                                ------------
    RESTAURANTS -- 0.5%
    Darden Restaurants, Inc.                              344         14,169
    McDonald's Corp.                                   11,949        538,303
    Starbucks Corp.*                                   15,131        474,508
    Wendy's International, Inc.                            65          2,035
    Yum! Brands, Inc.                                     495         28,591
                                                                ------------
                                                                   1,057,606
                                                                ------------
    SPECIALTY RETAIL -- 1.5%
    Abercrombie & Fitch Co.                               208         15,741
    AutoNation, Inc.*                                   4,815        102,271
    AutoZone, Inc.*                                     9,174      1,175,556
    Bed Bath & Beyond, Inc.*                              513         20,607
    Best Buy Co., Inc.                                    732         35,663
    Chico's FAS, Inc.*                                     10            244
    Circuit City Stores, Inc.                             451          8,357
    Limited Brands, Inc.                                1,513         39,429
    Lowe's Cos., Inc.                                  26,874        846,262
    Office Depot, Inc.*                                17,524        615,793
    OfficeMax, Inc.                                       163          8,597
    RadioShack Corp.                                      605         16,353
    Staples, Inc.                                       1,296         33,489
    The Gap, Inc.                                       1,999         34,403
    The Home Depot, Inc.                                5,081        186,676
    The Sherwin-Williams Co.                              565         37,313
    The TJX Cos., Inc.                                    896         24,156
    Tiffany & Co.                                          80          3,638
    Travel Centers of America LLC*                         40          1,537
    United Auto Group, Inc.                             1,320         26,796
                                                                ------------
                                                                   3,232,881
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY                                    21,100,494
                                                                ------------

  CONSUMER STAPLES -- 7.1%
    BEVERAGES -- 1.2%
    Anheuser-Busch Companies, Inc.                      2,370        119,590
    Brown-Forman Corp. - Class B                          409         26,814
    Coca-Cola Co.                                      20,682        992,736
    Coca-Cola Enterprises, Inc.                         1,562         31,631
    Constellation Brands, Inc.*                           274          5,803
    Molson Coors Brewing Co. - Class B                    132         12,490
    Pepsi Bottling Group, Inc.                            687         21,908
    PepsiAmericas, Inc.                                11,650        260,028
    PepsiCo, Inc.                                      18,378      1,168,106
                                                                ------------
                                                                   2,639,106
                                                                ------------
    FOOD & STAPLES RETAILING -- 2.9%
    Costco Wholesale Corp.                             15,036        809,538
    CVS Corp.                                          45,586      1,556,324
    Kroger Co.                                         79,209      2,237,654
    Safeway, Inc.                                       7,708        282,421
    SUPERVALU, Inc.                                       999         39,031
    Sysco Corp.                                         1,505         50,914
    Wal-Mart Stores, Inc.                               6,558        307,898
    Walgreen Co.                                       18,127        831,848
    Whole Foods Market, Inc.                              421         18,882
                                                                ------------
                                                                   6,134,510
                                                                ------------
    FOOD PRODUCTS -- 1.3%
    Archer-Daniels Midland Co.                         36,663      1,345,532
    Campbell Soup Co.                                   1,242         48,376

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    ConAgra Foods, Inc.                                 3,171   $     78,990
    Dean Foods Co.                                        215         10,049
    Del Monte Foods Co.                                 2,560         29,389
    General Mills, Inc.                                 1,451         84,477
    Hershey Foods Corp.                                   495         27,057
    HJ Heinz Co.                                        2,412        113,653
    Hormel Foods Corp.                                  1,090         40,537
    Kellogg Co.                                         1,414         72,722
    Kraft Foods, Inc.                                   4,610        145,953
    McCormick & Co., Inc.                                 394         15,177
    Sara Lee Corp.                                      5,107         86,410
    Smithfield Foods, Inc.*                            17,000        509,150
    Tyson Foods, Inc. - Class A                         1,340         26,009
    Wm. Wrigley Jr. Co.                                   601         30,609
    Wm. Wrigley Jr. Co. - Class B                          25          1,249
                                                                ------------
                                                                   2,665,339
                                                                ------------
    HOUSEHOLD PRODUCTS -- 1.2%
    Colgate-Palmolive Co.                               8,588        573,592
    Energizer Holdings, Inc.*                             190         16,213
    Kimberly-Clark Corp.                                2,598        177,937
    Procter & Gamble Co.                               27,270      1,722,373
    The Clorox Co.                                        895         57,003
                                                                ------------
                                                                   2,547,118
                                                                ------------
    PERSONAL PRODUCTS -- 0.0%
    Avon Products, Inc.                                 1,228         45,755
    Estee Lauder Companies, Inc. - Class A                522         25,500
                                                                ------------
                                                                      71,255
                                                                ------------
    TOBACCO -- 0.5%
    Altria Group, Inc.                                 10,249        899,965
    Loews Corp. - Carolina Group.                         470         35,537
    Reynolds American, Inc.                               884         55,170
    UST, Inc.                                             721         41,804
                                                                ------------
                                                                   1,032,476
                                                                ------------
  TOTAL CONSUMER STAPLES                                          15,089,804
                                                                ------------

  ENERGY -- 6.8%
    COAL & CONSUMABLE FUELS -- 0.0%
    Consol Energy, Inc.                                   278         10,878
    Foundation Coal Holdings, Inc.                        330         11,332
    Peabody Energy Corp.                                  610         24,547
                                                                ------------
                                                                      46,757
                                                                ------------
    ELECTRIC & GAS UTILITIES -- 0.0%
    Spectra Energy Corp.                                2,745         72,111
                                                                ------------
    ENERGY EQUIPMENT & SERVICES -- 1.5%
    Baker Hughes, Inc.                                 17,721      1,171,890
    BJ Services Co.                                       634         17,689
    Diamond Offshore Drilling, Inc.                       170         13,762
    Dresser-Rand Group, Inc.*                             860         26,196
    ENSCO International, Inc.                             211         11,478
    Halliburton Co.                                    21,975        697,486
    Nabors Industries, Ltd.*                              178          5,281
    National Oilwell, Inc.*                               106          8,246
    Noble Corp.                                            82          6,452
    Patterson-UTI Energy, Inc.                            130          2,917
    Rowan Cos., Inc.                                      428         13,897
    Schlumberger, Ltd.                                 17,802      1,230,118
    Smith International, Inc.                             120          5,766
    Tidewater, Inc.                                        50          2,929
    Todco - Class A*                                       20            807
    Transocean, Inc.*                                     539         44,036

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    Weatherford International, Inc.*                      432   $     19,483
                                                                ------------
                                                                   3,278,433
                                                                ------------
    INTEGRATED OIL & GAS -- 2.8%
    ChevronTexaco Corp.                                24,093      1,781,918
    ConocoPhillips                                     35,988      2,459,780
    Exxon Mobil Corp.                                  17,788      1,342,105
    Marathon Oil Corp.                                  1,677        165,738
    Murphy Oil Corp.                                      113          6,034
    Occidental Petroleum Corp.                          2,774        136,786
                                                                ------------
                                                                   5,892,361
                                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 0.0%
    Helix Energy Solutions Group, Inc.*                    10            373
                                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
    Anadarko Petroleum Corp.                              856         36,791
    Apache Corp.                                       10,955        774,518
    Chesapeake Energy Corp.                               634         19,578
    Devon Energy Corp.                                 15,325      1,060,796
    EOG Resources, Inc.                                   358         25,540
    Hess Corp.                                          1,154         64,012
    Noble Energy, Inc.                                    240         14,316
    Pioneer Natural Resources Co.                         750         32,333
    Plains Exploration & Production Co.*                  230         10,382
    Pogo Producing Co.                                    200          9,620
    XTO Energy, Inc.                                      526         28,830
                                                                ------------
                                                                   2,076,716
                                                                ------------
    OIL & GAS REFINING & MARKETING -- 1.4%
    Sunoco, Inc.                                          483         34,022
    Tesoro Corp.                                       23,160      2,325,959
    Valero Energy Corp.                                 9,064        584,537
                                                                ------------
                                                                   2,944,518
                                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
    El Paso Corp.                                       3,236         46,825
    Kinder Morgan, Inc.                                   248         26,400
    Overseas Shipholding Group, Inc.                      160         10,016
    The Williams Cos., Inc.                             1,783         50,744
                                                                ------------
                                                                     133,985
                                                                ------------
  TOTAL ENERGY                                                    14,445,254
                                                                ------------

    FINANCIALS -- 17.6%
    CAPITAL MARKETS -- 3.9%
    A.G. Edwards, Inc.                                    270         18,679
    Affiliated Managers Group, Inc.*                      140         15,169
    Allied Capital Corp.                                  950         27,369
    American Capital Strategies, Ltd.                     390         17,281
    Ameriprise Financial, Inc.                            295         16,856
    Bank of New York Co., Inc.                          3,513        142,452
    BlackRock, Inc.                                        80         12,505
    Charles Schwab Corp.                                3,399         62,168
    E*TRADE Group, Inc.*                                1,911         40,551
    Eaton Vance Corp.                                     380         13,543
    Federated Investors, Inc.                             380         13,954
    Franklin Resources, Inc.                              573         69,236
    Goldman Sachs Group, Inc.                          12,130      2,506,422
    Janus Capital Group, Inc.                           1,010         21,119
    Legg Mason, Inc.                                      291         27,415
    Lehman Brothers Holdings, Inc.                      1,436        100,621
    Mellon Financial Corp.                                837         36,108
    Merrill Lynch & Co., Inc.                          27,294      2,229,101
    Morgan Stanley                                     17,068      1,344,276

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Northern Trust Corp.                                  686   $     41,256
    SEI Investments Co.                                   180         10,841
    State Street Corp.                                    838         54,260
    T.Rowe Price Group, Inc.                              866         40,867
    The Bear Stearns Companies, Inc.                    9,877      1,485,007
                                                                ------------
                                                                   8,347,056
                                                                ------------
    COMMERCIAL BANKS -- 1.2%
    BancorpSouth, Inc.                                    420         10,269
    Bank of Hawaii Corp.                                  100          5,303
    BB&T Corp.                                          3,232        132,577
    Comerica, Inc.                                        793         46,882
    Commerce Bancorp, Inc.                                551         18,392
    Compass Bancshares, Inc.                              265         18,232
    Fifth Third Bancorp                                 2,792        108,023
    First Horizon National Corp.                          626         25,998
    Fulton Financial Corp.                              1,890         27,462
    Huntington Bancshares, Inc.                         1,801         39,352
    KeyCorp                                             2,112         79,137
    M&T Bank Corp.                                        246         28,494
    Marshall & Ilsley Corp.                               920         42,605
    National City Corp.                                 4,353        162,149
    PNC Financial Services Group                        1,528        109,970
    Popular, Inc.                                         790         13,082
    Regions Financial Corp.                             2,781         98,364
    SunTrust Banks, Inc.                                1,414        117,419
    Synovus Financial Corp.                             1,116         36,091
    TCF Financial Corp.                                 1,090         28,732
    U.S. Bancorp                                        8,765        306,512
    UnionBanCal Corp.                                     410         26,002
    Wachovia Corp.                                      8,311        457,521
    Wells Fargo & Co.                                  16,110        554,667
    Whitney Holdings Corp.                                310          9,480
    Zions Bancorp                                         247         20,876
                                                                ------------
                                                                   2,523,591
                                                                ------------
    CONSUMER FINANCE -- 1.4%
    American Express Co.                               18,016      1,016,102
    Capital One Financial Corp.                        25,554      1,928,305
    SLM Corp.                                             775         31,698
                                                                ------------
                                                                   2,976,105
                                                                ------------
    DIVERSIFIED FINANCIAL SERVICES -- 4.4%
    Bank of America Corp.                              57,303      2,923,599
    CIT Group, Inc.                                     4,750        251,370
    Citigroup, Inc.                                    86,179      4,424,430
    J.P. Morgan Chase & Co.                            31,302      1,514,391
    Moody's Corp.                                         402         24,948
    NYSE Group, Inc.*                                     310         29,063
    The Chicago Mercantile Exchange                        51         27,155
                                                                ------------
                                                                   9,194,956
                                                                ------------
    INSURANCE -- 4.3%
    ACE, Ltd.                                             841         47,987
    AFLAC, Inc.                                         2,466        116,050
    Alleghany Corp.*                                       31         11,432
    Ambac Financial Group, Inc.                           310         26,781
    American Financial Group, Inc.                        730         24,849
    American International Group, Inc.                 34,936      2,348,398
    Aon Corp.                                           1,844         69,998
    Arthur J. Gallagher & Co.                             520         14,732
    Assurant, Inc.                                     12,280        658,576
    Berkley W.R. Corp.                                    860         28,483

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    Chubb Corp.                                        26,860   $  1,387,856
    Cincinnati Financial Corp.                            861         36,506
    CNA Financial Corp.*                                  820         35,334
    Conseco, Inc.*                                      1,280         22,144
    Erie Indemnity Co.                                    230         12,137
    Fidelity National Financial, Inc.                   1,970         47,300
    First American Corp.                                  390         19,781
    Genworth Financial, Inc.                            1,968         68,762
    Hanover Insurance Group, Inc.                         280         12,914
    Hartford Financial Services Group, Inc.             1,043         99,690
    HCC Insurance Holdings, Inc.                          490         15,092
    Lincoln National Corp.                              1,397         94,703
    Loews Corp.                                        33,831      1,536,942
    Markel Corp.*                                          30         14,545
    Marsh & McLennan Cos., Inc.                         3,548        103,921
    MBIA, Inc.                                            197         12,901
    Mercury General Corp.                                 340         18,034
    MetLife, Inc.                                       4,075        257,336
    Nationwide Financial Services, Inc.                   910         49,013
    Old Republic International Corp.                      880         19,466
    Philadelphia Consolidated Holding Corp.*              290         12,757
    Principal Financial Group, Inc.                     1,786        106,928
    Protective Life Corp.                                 490         21,580
    Prudential Financial, Inc.                          2,327        210,035
    Reinsurance Group of America, Inc.                    290         16,739
    SAFECO Corp.                                          700         46,501
    StanCorp Financial Group, Inc.                        330         16,226
    The Allstate Corp.                                  7,268        436,516
    The Progressive Corp.                               2,570         56,077
    The Travelers Companies, Inc.                      16,347        846,284
    Torchmark Corp.                                       573         37,583
    TransAtlantic Holdings, Inc.                          310         20,187
    Unitrin, Inc.                                         410         19,299
    UnumProvident Corp.                                 2,643         60,868
    XL Capital, Ltd. - Class A                            505         35,330
                                                                ------------
                                                                   9,154,573
                                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.6%
    AMB Property Corp.                                    300         17,637
    Annaly Mortgage Management, Inc.                    1,500         23,220
    Apartment Investment & Management Co. - Class A       770         44,421
    Archstone-Smith Trust                               1,169         63,453
    Avalon Bay Communities, Inc.                          317         41,210
    Boston Properties, Inc.                               600         70,440
    BRE Properties, Inc. - Class A                        190         11,999
    CBL & Associates, Inc.                                280         12,555
    Developers Diversified Realty Corp.                   634         39,879
    Duke Realty Corp.                                     700         30,429
    Equity Residential                                  1,645         79,338
    Essex Property Trust, Inc.                             70          9,064
    Federal Realty Investment Trust                       160         14,499
    General Growth Properties, Inc.                       630         40,679
    Health Care Property Investors, Inc.                  680         24,500
    Health Care REIT, Inc.                                340         14,926
    Hospitality Properties Trust                          400         18,720
    Host Marriott Corp.                                 1,920         50,515

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    HRPT Properties Trust                               1,130   $     13,899
    iStar Financial, Inc.                                 560         26,225
    Kilroy Realty Corp.                                   120          8,850
    Kimco Realty Corp.                                  1,040         50,690
    Liberty Property Trust                                360         17,539
    Plum Creek Timber Co., Inc.                         1,273         50,182
    ProLogis                                            1,192         77,397
    Public Storage, Inc.                                  642         60,778
    Rayonier, Inc.                                        390         16,770
    Regency Centers Corp.                                 210         17,546
    Simon Property Group, Inc.                          1,130        125,712
    SL Green Realty                                       100         13,718
    Taubman Centers, Inc.                                 230         13,338
    The Macerich Co.                                      200         18,472
    UDR, INC.                                             500         15,310
    Vencor, Inc.                                          310         13,060
    Vornado Realty Trust                                  553         65,995
    Weingarten Realty, Inc.                               340         16,170
                                                                ------------
                                                                   1,229,135
                                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    CB Richard Ellis Group, Inc.*                         298         10,185
    Realoy Corp.*                                         654         19,365
                                                                ------------
                                                                      29,550
                                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 1.8%
    Capitol Federal Financial                             440         16,636
    Countrywide Financial Corp.                           334         11,236
    Fannie Mae                                         24,439      1,333,881
    Freddie Mac                                         6,758        402,033
    Hudson City Bancorp, Inc.                             645          8,824
    MGIC Investment Corp.                                 165          9,722
    People's Bank*                                        300         13,320
    Sovereign Bancorp, Inc.                               616         15,671
    The PMI Group, Inc.                                10,600        479,332
    Washington Federal, Inc.                            1,220         28,621
    Washington Mutual, Inc.                            36,298      1,465,713
                                                                ------------
                                                                   3,784,989
                                                                ------------
  TOTAL FINANCIALS                                                37,239,955
                                                                ------------

  HEALTH CARE -- 8.3%
    BIOTECHNOLOGY -- 0.6%
    Amgen, Inc.*                                        4,626        258,501
    Biogen Idec, Inc.*                                  3,314        147,075
    Celgene Corp.*                                        200         10,492
    Genentech, Inc.*                                   10,360        850,763
    Genzyme Corp.*                                        159          9,543
    Gilead Sciences, Inc.*                                357         27,311
    MedImmune, Inc.*                                      361         13,137
                                                                ------------
                                                                   1,316,822
                                                                ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
    Bausch & Lomb, Inc.                                   120          6,139
    Baxter International, Inc.                          1,305         68,734
    Becton, Dickinson and Co.                             511         39,291
    Biomet, Inc.                                          139          5,906
    Boston Scientific Corp.*                           38,560        560,662
    C.R. Bard, Inc.                                       218         17,333
    Gen-Probe, Inc.*                                      300         14,124
    Hillenbrand Industries, Inc.                        9,840        584,201
    Hospira, Inc.*                                         90          3,681
    Medtronic, Inc.                                     2,328        114,212
    St. Jude Medical, Inc.*                               577         21,701
    Stryker Corp.                                      13,704        908,849
    Varian Medical Systems, Inc.*                          75          3,577

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    Zimmer Holdings, Inc.*                                380   $     32,456
                                                                ------------
                                                                   2,380,866
                                                                ------------
    HEALTH CARE PROVIDERS & SERVICES -- 3.0%
    Aetna, Inc.                                        17,371        760,676
    AmerisourceBergen Corp.                            30,004      1,582,711
    Cardinal Health, Inc.                              11,740        856,433
    CIGNA Corp.                                           500         71,330
    Community Health Systems*                              70          2,467
    Coventry Health Care, Inc.*                         7,880        441,674
    DaVita, Inc.*                                          50          2,666
    Express Scripts, Inc. - Class A*                      285         23,005
    Health Management Associates, Inc.                  2,040         22,175
    Health Net, Inc.*                                     220         11,838
    Humana, Inc.*                                         352         20,423
    Laboratory Corp. of America Holdings*                 306         22,225
    Lifepoint Hospitals, Inc.*                            130          4,969
    Lincare Holdings, Inc.*                                50          1,833
    Manor Care, Inc.                                      275         14,949
    McKesson Corp.                                     12,801        749,371
    Medco Health Solutions, Inc.*                       1,310         95,014
    Omnicare, Inc.                                         80          3,182
    Patterson Companies., Inc.*                            59          2,094
    Pediatrix Medical Group, Inc.*                        290         16,547
    Quest Diagnostics, Inc.                               423         21,095
    Tenet Healthcare Corp.*                             1,013          6,514
    UnitedHealth Group, Inc.                           25,369      1,343,796
    WellPoint, Inc*                                     1,554        126,029
                                                                ------------
                                                                   6,203,016
                                                                ------------
    HEALTH CARE TECHNOLOGY -- 0.0%
    IMS Health, Inc.                                      105          3,114
                                                                ------------
    LIFE SCIENCES TOOLS & SERVICES -- 0.1%
    Applera Corporation - Applied Biosystems Group        529         15,642
    PerkinElmer, Inc.                                     222          5,377
    Thermo Electron Corp.*                              3,177        148,525
    Waters Corp.*                                         287         16,646
                                                                ------------
                                                                     186,190
                                                                ------------
    PHARMACEUTICALS -- 3.5%
    Abbott Laboratories                                36,250      2,022,750
    Allergan, Inc.                                        241         26,708
    Barr Pharmaceuticals, Inc.*                           240         11,124
    Bristol-Myers Squibb Co.                           12,003        333,203
    Eli Lilly & Co.                                     3,915        210,275
    Forest Laboratories, Inc.*                         24,031      1,236,155
    Johnson & Johnson                                   7,986        481,236
    King Pharmaceuticals, Inc.*                        20,512        403,471
    Merck & Co., Inc.                                  13,932        615,376
    Mylan Laboratories, Inc.                              793         16,764
    Novartis AG                                         7,100        387,873
    Pfizer, Inc.                                       55,763      1,408,573
    Schering-Plough Corp.                               4,937        125,943
    Watson Pharmaceuticals, Inc.*                         399         10,546
    Wyeth                                               3,071        153,642
                                                                ------------
                                                                   7,443,639
                                                                ------------
  TOTAL HEALTH CARE                                               17,533,647
                                                                ------------

  INDUSTRIALS -- 8.4%
    AEROSPACE & DEFENSE -- 1.9%
    Alliant Techsystems, Inc.*                             60          5,275
    General Dynamics Corp.                                984         75,178

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Goodrich Corp.                                        857   $     44,118
    Honeywell International, Inc.                      17,298        796,746
    L-3 Communications Holdings, Inc.                      67          5,861
    Lockheed Martin Corp.                               1,373        133,208
    Northrop Grumman Corp.                             22,709      1,685,462
    Precision Castparts Corp.                             290         30,175
    Raytheon Co.                                        2,111        110,743
    Rockwell Collins, Inc.                                380         25,433
    The Boeing Co.                                      2,636        234,367
    United Technologies Corp.                          13,575        882,375
                                                                ------------
                                                                   4,028,941
                                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.3%
    C.H. Robinson Worldwide, Inc.                         106          5,062
    FedEx Corp.                                         4,714        506,425
    United Parcel Service, Inc. - Class B               3,425        240,092
                                                                ------------
                                                                     751,579
                                                                ------------
    AIRLINES -- 0.1%
    Southwest Airlines Co.                             11,585        170,300
    UAL Corporation*                                      620         23,665
                                                                ------------
                                                                     193,965
                                                                ------------
    BUILDING PRODUCTS -- 0.1%
    American Standard Companies, Inc.                     535         28,366
    Masco Corp.                                         6,851        187,717
                                                                ------------
                                                                     216,083
                                                                ------------
    COMMERCIAL SERVICES & SUPPLIES -- 0.7%
    Allied Waste Industries, Inc.*                      1,163         14,642
    Avery Dennison Corp.                                  354         22,748
    Cintas Corp.                                          488         17,617
    Copart, Inc.*                                         530         14,845
    Equifax, Inc.                                         618         22,526
    HNI Corp.                                              20            919
    Manpower, Inc.                                        150         11,066
    Monster Worldwide, Inc.*                              175          8,290
    Pitney Bowes, Inc.                                 19,964        906,166
    R.R. Donnelley & Sons Co.                             948         34,687
    Robert Half International, Inc.                       523         19,356
    Waste Management, Inc.                             11,393        392,033
                                                                ------------
                                                                   1,464,895
                                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.0%
    Fluor Corp.                                           320         28,710
    Quanta Services, Inc.*                                790         19,924
                                                                ------------
                                                                      48,634
                                                                ------------
    ELECTRICAL EQUIPMENT -- 0.6%
    Cooper Industries, Ltd. - Class A                     296         13,317
    Emerson Electric Co.                               26,741      1,152,269
    Rockwell Automation, Inc.                             602         36,042
                                                                ------------
                                                                   1,201,628
                                                                ------------
    INDUSTRIAL CONGLOMERATES -- 2.3%
    3M Co.                                              2,644        202,081
    General Electric Co.                              104,679      3,701,450
    Textron, Inc.                                         568         51,006
    Tyco International, Ltd.                           30,186        952,368
    Walter Industries, Inc.                                70          1,733
                                                                ------------
                                                                   4,908,638
                                                                ------------
    MACHINERY -- 2.1%
    Caterpillar, Inc.                                  23,851      1,598,733
    Cummins, Inc.                                       2,484        359,485

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    Danaher Corp.                                         533   $     38,083
    Deere & Co.                                           797         86,586
    Dover Corp.                                           866         42,269
    Eaton Corp.                                         4,694        392,231
    Graco, Inc.                                           270         10,573
    Illinois Tool Works, Inc.                           1,722         88,855
    Ingersoll Rand Co.                                    744         32,267
    ITT Industries, Inc.                                  364         21,956
    PACCAR, Inc.                                        7,777        570,832
    Pall Corp.                                            176          6,688
    Parker Hannifin Corp.                                 580         50,060
    Pentair, Inc.                                         400         12,464
    Terex Corp.*                                          237         17,007
    The Toro Co.                                       21,030      1,077,577
                                                                ------------
                                                                   4,405,666
                                                                ------------
    ROAD & RAIL -- 0.3%
    Avis Budget Group, Inc.*                              920         25,135
    Burlington Northern Santa Fe Corp.                  1,137         91,449
    Con-way, Inc.                                         110          5,482
    CSX Corp.                                           1,454         58,233
    Hertz Global Ho.*                                   1,460         34,602
    JB Hunt Transport Services, Inc.                       10            262
    Landstar System, Inc.                                 810         37,131
    Norfolk Southern Corp.                              1,388         70,233
    Ryder Systems, Inc.                                   148          7,302
    Union Pacific Corp.                                 3,057        310,438
    YRC Worldwide, Inc.*                                  220          8,848
                                                                ------------
                                                                     649,115
                                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.0%
    MSC Industrial Direct Co., Inc. - Class A             270         12,604
    W.W. Grainger, Inc.                                   325         25,103
                                                                ------------
                                                                      37,707
                                                                ------------
  TOTAL INDUSTRIALS                                               17,906,851
                                                                ------------

  INFORMATION TECHNOLOGY -- 11.2%
    COMMUNICATIONS EQUIPMENT -- 2.2%
    ADC Telecommunications, Inc.*                         252          4,218
    Avaya, Inc.*                                          976         11,527
    Ciena Corp.*                                          179          5,003
    Cisco Systems, Inc.*                               61,995      1,582,732
    Corning, Inc.*                                      3,208         72,950
    JDS Uniphase Corp.*                                   350          5,330
    Juniper Networks, Inc.*                             2,770         54,514
    Motorola, Inc.                                      9,378        165,709
    QUALCOMM, Inc.                                     41,353      1,764,119
    Research in Motion Ltd. NY Reg.*                    7,400      1,010,026
    Tellabs, Inc.*                                      1,084         10,732
                                                                ------------
                                                                   4,686,860
                                                                ------------
    COMPUTERS & PERIPHERALS -- 3.6%
    Apple Computer, Inc.*                              12,191      1,132,666
    Dell, Inc.*                                         4,967        115,284
    EMC Corp.*                                          6,297         87,213
    Hewlett-Packard Co.                                82,593      3,315,283
    International Business Machines Corp.              28,483      2,684,808
    Lexmark International Group, Inc. - Class A*          359         20,987
    NCR Corp.*                                          2,388        114,075
    Network Appliance, Inc.*                              220          8,034

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    QLogic Corp.*                                          98   $      1,666
    Sandisk Corp.*                                        961         42,092
    Sun Microsystems, Inc.*                            10,812         64,980
                                                                ------------
                                                                   7,587,088
                                                                ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
    Agilent Technologies, Inc.*                           939         31,635
    Arrow Electronics, Inc.*                              780         29,445
    Avnet, Inc.*                                          470         16,986
    Jabil Circuit, Inc.                                 1,287         27,554
    Mettler-Toledo International, Inc.*                   210         18,810
    Molex, Inc.                                           233          6,570
    Sanmina-SCI Corp.*                                  1,282          4,641
    Solectron Corp.*                                    2,198          6,924
    Tektronix, Inc.                                       117          3,295
                                                                ------------
                                                                     145,860
                                                                ------------
    INTERNET SOFTWARE & SERVICES -- 0.9%
    eBay, Inc.*                                        13,454        446,000
    Google, Inc.- Class A*                              3,010      1,379,062
    VeriSign, Inc.*                                       401         10,073
    Yahoo!, Inc.*                                       1,517         47,467
                                                                ------------
                                                                   1,882,602
                                                                ------------
    IT SERVICES -- 0.9%
    Affiliated Computer Services, Inc.*                    71          4,181
    Automatic Data Processing, Inc.                       332         16,069
    Cognizant Technology Solutions Corp.*                  79          6,973
    Computer Sciences Corp.*                              739         38,524
    Convergys Corp.*                                      220          5,590
    Electronic Data Systems Corp.                       2,384         65,989
    Fidelity National Information Services, Inc.        1,114         50,642
    First Data Corp.                                   35,443        953,417
    Fiserv, Inc.*                                         106          5,624
    MoneyGram International, Inc.                         330          9,161
    Paychex, Inc.                                      21,588        817,538
    Sabre Holdings Corp. - Class A                        242          7,926
    Unisys Corp.*                                         729          6,145
    Western Union Co.                                   2,397         52,614
                                                                ------------
                                                                   2,040,393
                                                                ------------
    OFFICE ELECTRONICS -- 0.6%
    Xerox Corp.*                                       71,563      1,208,699
                                                                ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
    Advanced Micro Devices, Inc.*                       1,635         21,353
    Altera Corp.*                                         455          9,096
    Analog Devices, Inc.                                1,264         43,595
    Applied Materials, Inc.                            71,220      1,304,751
    Broadcom Corp. - Class A*                           1,556         49,901
    Cree, Inc.*                                         1,770         29,134
    Intel Corp.                                        39,148        748,901
    KLA-Tencor Corp.                                      120          6,398
    Lam Research Corp.*                                   230         10,888
    Linear Technology Corp.                               380         12,004
    LSI Logic Corp.*                                      672          7,016
    Maxim Integrated Products, Inc.                     1,036         30,459
    MEMC Electronic Materials, Inc.*                      520         31,502
    Micron Technology, Inc.*                            4,228         51,074
    National Semiconductor Corp.                          174          4,200
    Novellus Systems, Inc.*                               836         26,769
    NVIDIA Corp.*                                       1,140         32,809

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    PMC-Sierra, Inc.*                                     227   $      1,591
    Teradyne, Inc.*                                       400          6,616
    Texas Instruments, Inc.                            10,094        303,830
    Xilinx, Inc.                                        1,040         26,759
                                                                ------------
                                                                   2,758,646
                                                                ------------
    SOFTWARE -- 1.6%
    Adobe Systems, Inc.*                                  785         32,735
    Autodesk, Inc.*                                       114          4,286
    BMC Software, Inc.*                                   857         26,387
    CA, Inc.                                            1,956         50,680
    Citrix Systems, Inc.*                                 101          3,235
    Compuware Corp.*                                    2,372         22,510
    Electronic Arts, Inc.*                              9,756        491,312
    Intuit, Inc.*                                         570         15,595
    Microsoft Corp.                                    50,203      1,399,158
    Novell, Inc.*                                         900          6,498
    Oracle Corp.*                                      34,782        630,598
    Symantec Corp.*                                    37,057        641,086
                                                                ------------
                                                                   3,324,080
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY                                    23,634,228
                                                                ------------

  MATERIALS -- 1.6%
    CHEMICALS -- 0.6%
    Air Products & Chemicals, Inc.                        891         65,898
    Ashland, Inc.                                       5,796        380,218
    Celanese Corporation                                  830         25,597
    Dow Chemical Co.                                    5,357        245,672
    E.I. DuPont de Nemours & Co.                        4,577        226,241
    Eastman Chemical Co.                                  414         26,219
    Ecolab, Inc.                                          463         19,909
    Hercules, Inc.*                                       210          4,103
    International Flavors & Fragrances, Inc.              455         21,485
    Lyondell Chemical Co.                                 720         21,578
    Monsanto Co.                                        1,598         87,826
    PPG Industries, Inc.                                1,020         71,716
    Praxair, Inc.                                         615         38,721
    Rohm & Haas Co.                                       825         42,669
    Sigma-Aldrich Corp.                                   486         20,179
    The Valspar Corp.                                     420         11,689
    Westlake Chemical Corp.                             1,500         40,725
                                                                ------------
                                                                   1,350,445
                                                                ------------
    CONSTRUCTION MATERIALS -- 0.4%
    Cemex S.A. de C.V.*                                21,780        713,295
    Eagle Materials, Inc.                                  20            893
    Vulcan Materials Co.                                  428         49,853
                                                                ------------
                                                                     764,041
                                                                ------------
    CONTAINERS & PACKAGING -- 0.1%
    Ball Corp.                                             82          3,760
    Bemis Company, Inc.                                   652         21,770
    Pactiv Corp.*                                         497         16,769
    Sealed Air Corp.                                    1,162         36,719
    Sonoco Products Co.                                   410         15,408
    Temple-Inland, Inc.                                   560         33,454
                                                                ------------
                                                                     127,880
                                                                ------------
    METALS & MINING -- 0.3%
    Alcoa, Inc.                                         4,086        138,516
    Allegheny Technologies, Inc.                          228         24,325
    Freeport-McMoRan Copper & Gold, Inc. - Class B      4,884        323,272
    Newmont Mining Corp.                                  612         25,698
    Nucor Corp.                                           742         48,327

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Southern Copper Corp.                                 750   $     53,745
    United States Steel Corp.                             643         63,766
                                                                ------------
                                                                     677,649
                                                                ------------
    PAPER & FOREST PRODUCTS -- 0.2%
    International Paper Co.                             9,584        348,857
    Louisiana-Pacific Corp.                               610         12,237
    MeadWestvaco Corp.                                    974         30,038
    Weyerhaeuser Co.                                    1,216         90,884
                                                                ------------
                                                                     482,016
                                                                ------------
  TOTAL MATERIALS                                                  3,402,031
                                                                ------------

  TELECOMMUNICATION SERVICES -- 3.3%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%
    AT&T, Inc.                                         34,128      1,345,667
    CenturyTel, Inc.                                   41,095      1,857,083
    Citizens Communications Co.                         3,740         55,913
    Embarq Corp.                                          342         19,272
    Qwest Communications International, Inc.*          89,149        801,449
    Verizon Communications, Inc.                       19,753        749,034
    Windstream Corp.                                    2,217         32,568
                                                                ------------
                                                                   4,860,986
                                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
    Alltel Corp.                                       29,642      1,837,804
    American Tower Corp.*                                 380         14,801
    Crown Castle International Corp.*                     990         31,809
    Sprint Corp.                                       13,865        262,880
    Telephone & Data Systems, Inc.                        240         14,309
                                                                ------------
                                                                   2,161,603
                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                                 7,022,589
                                                                ------------

  UTILITIES -- 3.8%
    ELECTRIC UTILITIES -- 2.0%
    Allegheny Energy, Inc.*                               374         18,378
    American Electric Power Co., Inc.                  21,657      1,055,779
    DPL, Inc.                                             780         24,250
    Duke Energy Corp.                                   7,353        149,192
    Edison International Co.                              888         43,628
    Entergy Corp.                                      11,722      1,229,872
    Exelon Corp.                                       16,324      1,121,622
    FirstEnergy Corp.                                   1,613        106,845
    FPL Group, Inc.                                     1,893        115,795
    Great Plains Energy, Inc.                             560         18,172
    Hawaiian Electric Industries, Inc.                    460         11,955
    Northeast Utilities Co.                               350         11,470
    Pepco Holdings, Inc.                                  600         17,412
    Pinnacle West Capital Corp.                           607         29,288
    PPL Corp.                                           1,868         76,401
    Progress Energy, Inc.                               1,366         68,901
    The Southern Co.                                    4,176        153,051
                                                                ------------
                                                                   4,252,011
                                                                ------------
    GAS UTILITIES -- 0.1%
    Equitable Resources, Inc.                             310         14,979
    National Fuel Gas Co.                                 360         15,574
    Nicor, Inc.                                           135          6,537
    ONEOK, Inc.                                           280         12,600
    Questar Corp.                                         250         22,302
    UGI Corp.                                             410         10,951
                                                                ------------
                                                                      82,943
                                                                ------------

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.0%
    AES Corp.*                                            941   $     20,250
    Constellation Energy Group                            574         49,909
    Dynegy, Inc.*                                       2,540         23,521
    Mirant Corp.*                                      49,400      1,998,724
    TXU Corp.                                           1,182         75,766
                                                                ------------
                                                                   2,168,170
                                                                ------------
    MULTI-UTILITIES -- 0.7%
    Alliant Energy Corp.                               12,410        556,216
    Ameren Corp.                                        1,069         53,771
    CenterPoint Energy, Inc.                            2,062         36,992
    CMS Energy Corp.                                    5,302         94,375
    Consolidated Edison, Inc.                           1,517         77,458
    Dominion Resources, Inc.                            1,688        149,844
    DTE Energy Co.                                      1,124         53,839
    Energy East Corp.                                   1,200         29,232
    Integrys Energy Group, Inc.                           417         23,148
    KeySpan Corp.                                         389         16,007
    MDU Resources Group, Inc.                             570         16,382
    NiSource, Inc.                                      1,505         36,782
    NSTAR                                                 430         15,102
    OGE Energy Corp.                                      350         13,580
    PG&E Corp.                                          1,540         74,336
    Public Service Enterprise Group, Inc.               1,303        108,201
    SCANA Corp.                                           200          8,634
    Sempra Energy Co.                                   1,201         73,273
    TECO Energy, Inc.                                   1,400         24,094
    Vectren Corp.                                         590         16,874
    Wisconsin Energy Corp.                                280         13,586
    Xcel Energy, Inc.                                   2,196         54,219
                                                                ------------
                                                                   1,545,945
                                                                ------------
  TOTAL UTILITIES                                                  8,049,069
                                                                ------------

  TOTAL COMMON STOCK
    (Cost $144,386,008)                                          165,423,922
                                                                ------------

EXCHANGE TRADED FUNDS -- 20.2%
    iShares Russell 1000 Growth
      Index Fund
      (Cost $40,462,880)                              766,912     42,678,653
                                                                ------------

SHORT-TERM INVESTMENTS -- 1.7%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                          1,840,437      1,840,437
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                          1,840,437      1,840,437
                                                                ------------

  TOTAL SHORT-TERM INVESTMENTS
    (Cost $3,680,874)                                              3,680,874
                                                                ------------

TOTAL INVESTMENTS -- 100.0%
(   Cost $188,529,762)+                                         $211,783,449
                                                                ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $189,196,542. At March 31, 2007 net unrealized appreciation was $22,586,907. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $23,530,913, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $944,006.




      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

COMMON STOCK -- 90.2%

  CONSUMER DISCRETIONARY -- 12.8%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.6%
    Coach, Inc.*                                          210   $     10,511
    Hanesbrands, Inc.*                                    235          6,907
    Jones Apparel Group, Inc.                           6,414        197,102
    Liz Claiborne, Inc.                                   595         25,496
    Phillips-Van Heusen Corp.                           3,200        188,160
    Polo Ralph Lauren Corp. - Class A                   1,710        150,736
    V.F. Corp.                                            554         45,771
                                                                ------------
                                                                     624,683
                                                                ------------
    AUTO COMPONENTS -- 0.2%
    Autoliv, Inc.                                         509         29,069
    BorgWarner, Inc.                                      284         21,419
    Gentex Corp.                                          392          6,370
    The Goodyear Tire & Rubber Co.*                       150          4,679
    TRW Automotive Holdings Corp.*                        226          7,869
                                                                ------------
                                                                      69,406
                                                                ------------
    AUTOMOBILES -- 0.7%
    Ford Motor Co.                                     30,630        241,671
    Harley-Davidson, Inc.                                 360         21,150
    Thor Industries, Inc.                                  50          1,969
                                                                ------------
                                                                     264,790
                                                                ------------
    CASINOS & GAMING -- 0.1%
    Boyd Gaming Corp.                                      20            953
    Harrah's Entertainment, Inc.                          189         15,961
    International Game Technology                         320         12,921
                                                                ------------
                                                                      29,835
                                                                ------------
    DISTRIBUTORS -- 0.1%
    Genuine Parts Co.                                     950         46,550
                                                                ------------
    DIVERSIFIED CONSUMER SERVICES -- 0.4%
    Apollo Group, Inc. - Class A*                       2,720        119,408
    Career Education Corp.*                               150          4,575
    Laureate Education, Inc.*                              71          4,187
    Service Corp. International                         1,355         16,070
    The ServiceMaster Co.                               1,599         24,609
    Weight Watchers International, Inc.                    80          3,687
                                                                ------------
                                                                     172,536
                                                                ------------
    FOOTWEAR -- 0.2%
    The Timberland Co. - Class A*                       3,020         78,611
                                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.1%
    Hilton Hotels Corp.                                   270          9,709
    Starwood Hotels & Resorts Worldwide, Inc.             442         28,664
                                                                ------------
                                                                      38,373
                                                                ------------
    HOTELS, RESTAURANTS, & LEISURE -- 0.0%
    MGM MIRAGE*                                           100          6,952
                                                                ------------
    HOUSEHOLD DURABLES -- 0.9%
    Beazer Homes USA, Inc.                                104          3,019
    Black & Decker Corp.                                  160         13,059
    Centex Corp.                                          245         10,236
    D.R. Horton, Inc.                                   1,024         22,528
    Fortune Brands, Inc.                                  589         46,425
    Harman International Industries, Inc.                  60          5,765
    Jarden Corp.*                                         147          5,630

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    KB Home Co.                                           290   $     12,374
    Leggett & Platt, Inc.                                 656         14,872
    Lennar Corp. - Class A                                591         24,946
    M.D.C. Holdings, Inc.                                 170          8,172
    Mohawk Industries, Inc.*                              289         23,713
    Newell Rubbermaid, Inc.                             1,048         32,582
    NVR, Inc.*                                             20         13,300
    Pulte Corp.                                           410         10,849
    Ryland Group, Inc.                                    197          8,311
    Snap-On, Inc.                                         312         15,007
    Standard Pacific Corp.                                331          6,908
    The Stanley Works                                     307         16,996
    Toll Brothers, Inc.*                                  674         18,454
    Whirlpool Corp.                                       399         33,879
                                                                ------------
                                                                     347,025
                                                                ------------
    INTERNET & CATALOG RETAIL -- 0.3%
    Amazon.Com, Inc.*                                     150          5,969
    Expedia, Inc.*                                      2,992         69,355
    IAC/Interactive Corp.*                                888         33,486
    Liberty Media Corp.- Interactive*                     637         15,173
                                                                ------------
                                                                     123,983
                                                                ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.4%
    Brunswick Corp.                                       524         16,689
    Eastman Kodak Co.                                   3,251         73,343
    Hasbro, Inc.                                          818         23,411
    Mattel, Inc.                                        2,090         57,621
                                                                ------------
                                                                     171,064
                                                                ------------
    LEISURE FACILITIES -- 0.5%
    International Speedway Corp. - Class A                148          7,652
    Life Time Fitness, Inc.*                            3,650        187,646
                                                                ------------
                                                                     195,298
                                                                ------------
    MEDIA -- 2.7%
    Cablevision Systems New York Group - Class A        1,415         43,058
    Discovery Holding Co. - Class A*                    2,425         46,390
    Dow Jones & Co., Inc.                                 150          5,171
    EchoStar Communications Corp.*                        310         13,463
    Gannett Co., Inc.                                   4,748        267,265
    Getty Images, Inc.*                                    30          1,459
    Harte-Hanks, Inc.                                     100          2,759
    Hearst-Argyle Television, Inc.                        326          8,864
    Lamar Advertising Co.                                  80          5,038
    Liberty Global, Inc.*                               1,179         38,824
    Liberty Media Corp. - Capital*                      1,361        150,513
    Marvel Entertainment, Inc.*                         5,400        149,850
    R.H. Donnelley Corp.                                  336         23,819
    Regal Entertainment Group - Class A                 1,490         29,606
    The E.W. Scripps Co.                                  160          7,149
    The Interpublic Group of Cos., Inc.*                  400          4,924
    The McClatchy Co.                                     266          8,408
    The New York Times Co.                                855         20,101
    The Washington Post Co.                                17         12,980
    Tribune Co.                                         6,261        201,041
    Virgin Media, Inc.                                  1,143         28,861


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    Warner Music Group, Inc.                              200   $      3,412
                                                                ------------
                                                                   1,072,955
                                                                ------------
    MULTILINE RETAIL -- 1.4%
    Big Lots, Inc.*                                     9,200        287,776
    Dillard's, Inc. - Class A                             228          7,462
    Dollar General Corp.                                4,850        102,577
    Dollar Tree Stores, Inc.*                             444         16,979
    Family Dollar Stores, Inc.                            452         13,388
    J.C. Penney Co., Inc.                               1,430        117,489
    Nordstrom, Inc.                                       170          9,000
    Saks, Inc.                                          1,325         27,613
                                                                ------------
                                                                     582,284
                                                                ------------
    RESTAURANTS -- 0.9%
    Brinker International, Inc.                           160          5,232
    Darden Restaurants, Inc.                            2,440        100,504
    Jack in the Box, Inc.*                              3,350        231,585
    OSI Restaurant Partners, Inc.                         154          6,083
    Panera Bread Co. - Class A*                            10            591
    The Cheesecake Factory, Inc.*                          20            533
    Wendy's International, Inc.                           398         12,457
    Yum! Brands, Inc.                                     260         15,018
                                                                ------------
                                                                     372,003
                                                                ------------
    SPECIALTY RETAIL -- 2.3%
    Abercrombie & Fitch Co.                                80          6,054
    Advance Auto Parts, Inc.                              130          5,012
    American Eagle Outfitters, Inc.                       150          4,499
    AnnTaylor Stores Corp.*                                10            388
    AutoNation, Inc.*                                     859         18,245
    AutoZone, Inc.*                                     2,020        258,843
    Barnes & Noble, Inc.                                  210          8,285
    Bed Bath & Beyond, Inc.*                              260         10,444
    Chico's FAS, Inc.*                                     90          2,199
    Circuit City Stores, Inc. - Carmax Group*           4,500        110,430
    Claire's Stores, Inc.                                  40          1,285
    Coldwater Creek, Inc.*                              2,250         45,630
    DSW, Inc.*                                          4,350        183,613
    Foot Locker, Inc.                                     621         14,625
    Limited Brands, Inc.                                  540         14,072
    Office Depot, Inc.*                                   240          8,434
    OfficeMax, Inc.                                       341         17,984
    RadioShack Corp.                                    3,195         86,361
    Ross Stores, Inc.                                     160          5,504
    Sally Beauty Holdings, Inc.*                          244          2,242
    The Sherwin-Williams Co.                              445         29,388
    The TJX Cos., Inc.                                    470         12,671
    Tiffany & Co.                                         292         13,280
    Travel Centers of America LLC*                         28          1,091
    Tween Brands, Inc.*                                 1,150         41,078
    United Auto Group, Inc.                               655         13,296
                                                                ------------
                                                                     914,953
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY                                     5,111,301
                                                                ------------

  CONSUMER STAPLES -- 6.0%
    BEVERAGES -- 1.2%
    Brown-Forman Corp. - Class B                           90          5,900
    Coca-Cola Enterprises, Inc.                         1,742         35,276
    Constellation Brands, Inc.*                           651         13,788
    Molson Coors Brewing Co. - Class B                  4,192        396,647
    Pepsi Bottling Group, Inc.                            491         15,658

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    PepsiAmericas, Inc.                                   299   $      6,674
                                                                ------------
                                                                     473,943
                                                                ------------
    FOOD & STAPLES RETAILING -- 1.5%
    BJ's Wholesale Club, Inc.*                            264          8,931
    Kroger Co.                                          2,865         80,936
    Long's Drug Stores Corp.                            3,950        203,978
    Rite Aid Corp.*                                     2,174         12,544
    Safeway, Inc.                                       6,627        242,813
    SUPERVALU, Inc.                                     1,208         47,197
    Whole Foods Market, Inc.                              160          7,176
                                                                ------------
                                                                     603,575
                                                                ------------
    FOOD PRODUCTS -- 2.8%
    Cadbury Schweppes PLC, ADR                          2,870        147,432
    Campbell Soup Co.                                   1,165         45,377
    ConAgra Foods, Inc.                                10,307        256,747
    Corn Products International, Inc.                     309         10,997
    Dean Foods Co.                                        630         29,446
    Del Monte Foods Co.                                   646          7,416
    General Mills, Inc.                                 2,100        122,262
    Hershey Foods Corp.                                   516         28,205
    HJ Heinz Co.                                        3,680        173,402
    Hormel Foods Corp.                                    414         15,397
    McCormick & Co., Inc.                                 287         11,055
    Sara Lee Corp.                                      4,136         69,981
    Smithfield Foods, Inc.*                               556         16,652
    The J.M. Smucker Co.                                  279         14,876
    Tyson Foods, Inc. - Class A                         1,340         26,009
    Wm. Wrigley Jr. Co.                                 2,990        152,281
                                                                ------------
                                                                   1,127,535
                                                                ------------
    HOUSEHOLD PRODUCTS -- 0.2%
    Energizer Holdings, Inc.*                             133         11,349
    The Clorox Co.                                        850         54,137
                                                                ------------
                                                                      65,486
                                                                ------------
    PERSONAL PRODUCTS -- 0.1%
    Alberto-Culver Co.                                    313          7,161
    Avon Products, Inc.                                   750         27,945
    Estee Lauder Companies, Inc. - Class A                250         12,213
                                                                ------------
                                                                      47,319
                                                                ------------
    TOBACCO -- 0.2%
    Loews Corp. - Carolina Group.                         688         52,020
    UST, Inc.                                             670         38,846
                                                                ------------
                                                                      90,866
                                                                ------------
  TOTAL CONSUMER STAPLES                                           2,408,724
                                                                ------------

  ENERGY -- 5.2%
    COAL & CONSUMABLE FUELS -- 0.0%
    Arch Coal, Inc.                                        40          1,228
    Consol Energy, Inc.                                   130          5,087
    Foundation Coal Holdings, Inc.                        190          6,524
                                                                ------------
                                                                      12,839
                                                                ------------
    ENERGY EQUIPMENT & SERVICES -- 1.3%
    BJ Services Co.                                       320          8,928
    Cameron International Corp.*                           80          5,023
    Diamond Offshore Drilling, Inc.                       110          8,905
    Dresser-Rand Group, Inc.*                             380         11,575
    ENSCO International, Inc.                              80          4,352
    Grant Prideco, Inc.*                                   80          3,987
    Helmerich & Payne, Inc.                                60          1,821
    Nabors Industries, Ltd.*                            3,900        115,713
    National Oilwell, Inc.*                               104          8,090


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    Oceaneering International, Inc.*                       10   $        421
    Patterson-UTI Energy, Inc.                             20            449
    Pride International, Inc.*                            203          6,110
    Rowan Cos., Inc.                                       90          2,922
    SEACOR Holdings, Inc.*                              1,740        171,216
    Smith International, Inc.                             120          5,766
    Tidewater, Inc.                                     2,622        153,597
    Todco - Class A*                                       70          2,823
                                                                ------------
                                                                     511,698
                                                                ------------
    INTEGRATED OIL & GAS -- 0.4%
    ConocoPhillips                                      1,370         93,640
    Murphy Oil Corp.                                      861         45,977
                                                                ------------
                                                                     139,617
                                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 0.0%
    Helix Energy Solutions Group, Inc.*                    50          1,865

    OIL & GAS EXPLORATION & PRODUCTION -- 2.5%
    Cabot Oil & Gas Corp.                                 234         15,753
    Cheniere Energy, Inc.*                                 50          1,557
    Chesapeake Energy Corp.                             6,027        186,114
    Cimarex Energy Co.                                  4,538        167,997
    Denbury Resources, Inc.*                            4,780        142,396
    Forest Oil Corp.*                                     229          7,642
    Hess Corp.                                          1,287         71,390
    Newfield Exploration Co.*                             622         25,944
    Noble Energy, Inc.                                    804         47,958
    Pioneer Natural Resources Co.                         582         25,090
    Plains Exploration & Production Co.*                  200          9,028
    Pogo Producing Co.                                    363         17,460
    Quicksilver Resources, Inc.*                           40          1,591
    Range Resources Corp.                               5,910        197,394
    Southwestern Energy Co.*                               30          1,229
    St. Mary Land & Exploration Co.                        60          2,201
    XTO Energy, Inc.                                    1,600         87,696
                                                                ------------
                                                                   1,008,440
                                                                ------------
    OIL & GAS REFINING & MARKETING -- 0.5%
    Frontier Oil Corp.                                  3,875        126,480
    Holly Corp.                                            20          1,186
    Sunoco, Inc.                                          504         35,502
    Tesoro Corp.                                          359         36,054
                                                                ------------
                                                                     199,222
                                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
    El Paso Corp.                                       1,122         16,235
    Overseas Shipholding Group, Inc.                      204         12,770
    The Williams Cos., Inc.                             5,247        149,330
                                                                ------------
                                                                     178,335
                                                                ------------
  TOTAL ENERGY                                                     2,052,016
                                                                ------------

  FINANCIALS -- 20.2%
    CAPITAL MARKETS -- 2.7%
    A.G. Edwards, Inc.                                  1,871        129,436
    Affiliated Managers Group, Inc.*                       70          7,585
    Allied Capital Corp.                                1,158         33,362
    American Capital Strategies, Ltd.                   3,479        154,154
    Ameriprise Financial, Inc.                            923         52,740
    BlackRock, Inc.                                        50          7,816
    E*TRADE Group, Inc.*                                  982         20,838
    Eaton Vance Corp.                                     180          6,415
    Federated Investors, Inc.                             230          8,446
    Greenhill & Co., Inc.                               1,400         85,946

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Investment Technology Group, Inc.*                     20   $        784
    Janus Capital Group, Inc.                             674         14,093
    Jefferies Group, Inc.                                 471         13,635
    Legg Mason, Inc.                                      315         29,676
    Northern Trust Corp.                                  348         20,929
    Nuveen Investments - Class A                          140          6,622
    Raymond James Financial, Inc.                         409         12,172
    SEI Investments Co.                                 4,700        283,081
    T.Rowe Price Group, Inc.                            4,110        193,951
                                                                ------------
                                                                   1,081,681
                                                                ------------
    COMMERCIAL BANKS -- 3.5%
    Associated Banc-Corp.                               5,283        177,509
    BancorpSouth, Inc.                                    496         12,127
    Bank of Hawaii Corp.                                   68          3,606
    Bok Financial Corp.                                    94          4,656
    City National Corp.                                   267         19,651
    Comerica, Inc.                                      5,704        337,221
    Commerce Bancorp, Inc.                                180          6,008
    Commerce Bancshares, Inc.                             380         18,358
    Compass Bancshares, Inc.                              513         35,294
    Cullen/Frost Bankers, Inc.                            193         10,100
    First Citizens BancShares, Inc.                        25          5,025
    First Horizon National Corp.                          868         36,048
    Fulton Financial Corp.                              1,179         17,131
    Huntington Bancshares, Inc.                         2,287         49,971
    KeyCorp                                             2,616         98,022
    M&T Bank Corp.                                        417         48,301
    Marshall & Ilsley Corp.                             1,346         62,333
    Popular, Inc.                                       1,722         28,516
    Sky Financial Group, Inc.                             463         12,436
    Synovus Financial Corp.                             1,276         41,266
    TCF Financial Corp.                                   761         20,060
    TD Banknorth, Inc.                                    347         11,160
    The Colonial BancGroup, Inc.                          868         21,483
    The South Financial Group, Inc.                       271          6,699
    UnionBanCal Corp.                                   3,272        207,510
    Valley National Bancorp                               745         18,811
    Whitney Holdings Corp.                                393         12,018
    Wilmington Trust Corp.                                290         12,229
    Zions Bancorp                                         549         46,402
                                                                ------------
                                                                   1,379,951
                                                                ------------
    CONSUMER FINANCE -- 0.3%
    AmeriCredit Corp.*                                    364          8,321
    Nelnet, Inc.                                           40            959
    SLM Corp.                                           2,825        115,542
    The Student Loan Corp.                                 46          8,552
                                                                ------------
                                                                     133,374
                                                                ------------
    DIVERSIFIED FINANCIAL SERVICES -- 1.5%
    CIT Group, Inc.                                     5,178        274,020
    IntercontinentalExchange, Inc.*                     1,550        189,425
    Leucadia National Corp.                               828         24,360
    Nasdaq Stock Market, Inc.*                             20            588
    Nymex Holdings, Inc.*                                 600         81,456
    NYSE Group, Inc.*                                     362         33,938
                                                                ------------
                                                                     603,787
                                                                ------------
    INSURANCE -- 5.4%
    AFLAC, Inc.                                         3,100        145,886
    Alleghany Corp.*                                       33         12,194
    Ambac Financial Group, Inc.                           594         51,316
    American Financial Group, Inc.                        778         26,483
    American National Insurance Co.                        43          5,501


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    Aon Corp.                                           2,070   $     78,577
    Arch Capital Group Ltd.*                            1,250         85,262
    Arthur J. Gallagher & Co.                             592         16,771
    Assurant, Inc.                                      2,790        149,628
    Berkley W.R. Corp.                                    899         29,775
    Brown & Brown, Inc.                                   140          3,787
    Cincinnati Financial Corp.                            999         42,358
    CNA Financial Corp.*                                2,917        125,694
    Conseco, Inc.*                                      1,421         24,583
    Erie Indemnity Co.                                  1,040         54,881
    Fidelity National Financial, Inc.                   2,693         64,659
    First American Corp.                                  618         31,345
    Genworth Financial, Inc.                            4,750        165,965
    Hanover Insurance Group, Inc.                         279         12,867
    HCC Insurance Holdings, Inc.                          472         14,538
    Markel Corp.*                                          54         26,181
    MBIA, Inc.                                            709         46,432
    Mercury General Corp.                                 335         17,768
    Nationwide Financial Services, Inc.                   846         45,566
    Old Republic International Corp.                    1,615         35,724
    PartnerRe, Ltd.                                     1,515        103,838
    Philadelphia Consolidated Holding Corp.*              140          6,159
    Protective Life Corp.                                 513         22,592
    Reinsurance Group of America, Inc.                    260         15,007
    SAFECO Corp.                                        3,052        202,744
    StanCorp Financial Group, Inc.                        410         20,160
    State Auto Financial Corp.                          2,900         93,177
    The Travelers Companies, Inc.                       1,620         83,867
    Torchmark Corp.                                     2,857        187,391
    TransAtlantic Holdings, Inc.                          280         18,234
    Unitrin, Inc.                                         431         20,287
    UnumProvident Corp.                                 2,507         57,736
    Wesco Financial Corp.                                   6          2,760
                                                                ------------
                                                                   2,147,693
                                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 5.8%
    AMB Property Corp.                                    555         32,628
    American Home Mortgage Investment Corp.             6,950        187,581
    Annaly Mortgage Management, Inc.                    4,442         68,762
    Apartment Investment & Management Co. - Class A       800         46,152
    Archstone-Smith Trust                               1,284         69,696
    Avalon Bay Communities, Inc.                          459         59,670
    Boston Properties, Inc.                               685         80,419
    Brandywine Realty Trust                               581         19,411
    BRE Properties, Inc. - Class A                        325         20,524
    Camden Property Trust                                 274         19,265
    CapitalSource, Inc.                                   178          4,473
    CBL & Associates, Inc.                                496         22,241
    Colonial Properties Trust                             264         12,057
    Developers Diversified Realty Corp.                   555         34,910
    Douglas Emmett, Inc.                                  211          5,387
    Duke Realty Corp.                                   1,143         49,686
    Equity Residential                                  1,828         88,164
    Essex Property Trust, Inc.                             77          9,970
    Federal Realty Investment Trust                       208         18,849
    General Growth Properties, Inc.                       824         53,206

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Health Care Property Investors, Inc.                1,200   $     43,236
    Health Care REIT, Inc.                                642         28,184
    Hospitality Properties Trust                        2,000         93,600
    Host Marriott Corp.                                 2,459         64,696
    HRPT Properties Trust                               1,764         21,697
    iStar Financial, Inc.                               5,527        258,829
    Kilroy Realty Corp.                                    70          5,163
    Kimco Realty Corp.                                  1,329         64,775
    Liberty Property Trust                                620         30,206
    Mack-Cali Realty Corp.                                337         16,051
    New Plan Excel Realty Trust                           444         14,665
    Plum Creek Timber Co., Inc.                         1,383         54,518
    ProLogis                                            1,356         88,045
    Public Storage, Inc.                                  538         50,932
    Rayonier, Inc.                                        455         19,565
    Regency Centers Corp.                                 414         34,590
    SL Green Realty                                        95         13,032
    Taubman Centers, Inc.                               5,399        313,088
    The Macerich Co.                                      160         14,778
    Thornburg Mortgage Asset Corp.                        392         10,192
    UDR, INC.                                             370         11,329
    Vencor, Inc.                                          344         14,493
    Vornado Realty Trust                                  829         98,933
    Weingarten Realty, Inc.                               486         23,114
                                                                ------------
                                                                   2,290,762
                                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    CB Richard Ellis Group, Inc.*                          90          3,076
    The St. Joe Co.                                        50          2,616
                                                                ------------
                                                                       5,692
                                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 1.0%
    Astoria Financial Corp.                               355          9,439
    Capitol Federal Financial                             335         12,666
    Downey Financial Corp.                              1,300         83,902
    Federal Agricultural Mortgage Corp.                 3,240         88,128
    Hudson City Bancorp, Inc.                           1,966         26,895
    Indymac Mortgage Holdings, Inc.                       240          7,692
    MGIC Investment Corp.                                 350         20,622
    New York Community Bancorp, Inc.                    1,733         30,484
    People's Bank*                                        190          8,436
    Radian Group, Inc.                                    322         17,671
    Sovereign Bancorp, Inc.                             1,888         48,031
    The PMI Group, Inc.                                   358         16,189
    Washington Federal, Inc.                              460         10,792
    Webster Financial Corp.                               241         11,570
                                                                ------------
                                                                     392,517
                                                                ------------
  TOTAL FINANCIALS                                                 8,035,457
                                                                ------------

  HEALTH CARE -- 7.6%
    BIOTECHNOLOGY -- 1.2%
    Amylin Pharmaceuticals, Inc.*                          20            747
    Biogen Idec, Inc.*                                  4,600        204,148
    Celgene Corp.*                                      3,350        175,741
    Cephalon, Inc.*                                        30          2,136
    Lifecell Corp.*                                     3,250         81,153
    Millennium Pharmaceuticals, Inc.*                     618          7,020
                                                                ------------
                                                                     470,945
                                                                ------------

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------


    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
    Advanced Medical Optics, Inc*                          20   $        744
    Bausch & Lomb, Inc.                                   273         13,967
    Beckman Coulter, Inc.                                 130          8,306
    C.R. Bard, Inc.                                       100          7,951
    Cytyc Corp.*                                           30          1,026
    Dentsply International, Inc.                          170          5,568
    Hillenbrand Industries, Inc.                          277         16,445
    Hologic, Inc.*                                      3,200        184,448
    Hospira, Inc.*                                         80          3,272
    Intuitive Surgical, Inc.*                              20          2,431
    St. Jude Medical, Inc.*                               260          9,779
    The Cooper Companies, Inc.                          2,712        131,857
    Varian Medical Systems, Inc.*                          80          3,815
                                                                ------------
                                                                     389,609
                                                                ------------
    HEALTH CARE PROVIDERS & SERVICES -- 3.0%
    AmerisourceBergen Corp.                             5,580        294,345
    CIGNA Corp.                                           646         92,158
    Community Health Systems*                             196          6,909
    Coventry Health Care, Inc.*                         2,770        155,258
    DaVita, Inc.*                                         100          5,332
    Express Scripts, Inc. - Class A*                      150         12,108
    Health Management Associates, Inc.                  1,539         16,729
    Health Net, Inc.*                                     210         11,300
    Henry Schein, Inc.*                                    60          3,311
    Humana, Inc.*                                       3,350        194,367
    Laboratory Corp. of America Holdings*                 120          8,716
    Lifepoint Hospitals, Inc.*                            175          6,689
    Lincare Holdings, Inc.*                               120          4,398
    Manor Care, Inc.                                       90          4,892
    Omnicare, Inc.                                        371         14,755
    Patterson Companies., Inc.*                            80          2,839
    Psychiatric Solutions, Inc.*                        4,600        185,426
    Quest Diagnostics, Inc.                             2,655        132,405
    Tenet Healthcare Corp.*                               886          5,697
    Triad Hospitals, Inc.*                                294         15,362
    Universal Health Services, Inc. - Class B             155          8,875

                                                                   1,181,871

    HEALTH CARE TECHNOLOGY -- 1.0%
    Allscripts Healthcare Solutions, Inc.*              4,500        120,645
    Cerner Corp.*                                          20          1,089
    IMS Health, Inc.                                    5,961        176,803
    Vital Images, Inc.*                                 2,700         89,802
                                                                ------------
                                                                     388,339
                                                                ------------
    LIFE SCIENCES TOOLS & SERVICES -- 1.0%
    Applera Corporation - Applied Biosystems Group        132          3,903
    Charles River Laboratories International, Inc.*       214          9,900
    Covance, Inc.*                                         10            593
    Invitrogen Corp.*                                     183         11,648
    Millipore Corp.*                                       20          1,450
    PerkinElmer, Inc.                                     231          5,595
    Pharmaceutical Product Development, Inc.               90          3,032
    Thermo Electron Corp.*                              5,400        252,450
    Waters Corp.*                                       2,340        135,720
                                                                ------------
                                                                     424,291
                                                                ------------
                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    PHARMACEUTICALS -- 0.4%
    Abraxis Bioscience, Inc.*                              20   $        534
    Allergan, Inc.                                         70          7,757
    Barr Pharmaceuticals, Inc.*                           100          4,635
    Endo Pharmaceuticals Holdings, Inc.*                  130          3,822
    Forest Laboratories, Inc.*                            290         14,918
    King Pharmaceuticals, Inc.*                         1,347         26,496
    Mylan Laboratories, Inc.                              360          7,610
    The Medicines Company Comm                          3,200         80,256
    Watson Pharmaceuticals, Inc.*                         562         14,854
                                                                ------------
                                                                     160,882
                                                                ------------
  TOTAL HEALTH CARE                                                3,015,937
                                                                ------------

  INDUSTRIALS -- 9.7%
    AEROSPACE & DEFENSE -- 2.3%
    Alliant Techsystems, Inc.*                          1,098         96,536
    Armre Holdings, Inc.*                                  96          6,464
    DRS Technologies, Inc.                              3,524        183,847
    Goodrich Corp.                                        200         10,296
    L-3 Communications Holdings, Inc.                     594         51,957
    Northrop Grumman Corp.                              1,460        108,361
    Precision Castparts Corp.                           4,120        428,686
    Rockwell Collins, Inc.                                170         11,378
                                                                ------------
                                                                     897,525
                                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.0%
    C.H. Robinson Worldwide, Inc.                         190          9,072
    Expeditors International                              100          4,132
                                                                ------------
                                                                      13,204
                                                                ------------
    AIRLINES -- 0.6%
    AMR Corp.*                                            305          9,287
    Continental Airlines, Inc. - Class B*               3,850        140,101
    Southwest Airlines Co.                              2,395         35,207
    UAL Corporation*                                      999         38,132
                                                                ------------
                                                                     222,727
                                                                ------------
    BUILDING PRODUCTS -- 0.2%
    American Standard Companies, Inc.                     280         14,846
    Lennox International, Inc.                            325         11,602
    Masco Corp.                                         1,807         49,512
    USG Corp.*                                            160          7,469
                                                                ------------
                                                                      83,429
                                                                ------------
    COMMERCIAL SERVICES & SUPPLIES -- 1.9%
    Adesa, Inc.                                           364         10,057
    Allied Waste Industries, Inc.*                     11,613        146,208
    Avery Dennison Corp.                                  200         12,852
    ChoicePoint, Inc.*                                    110          4,117
    Cintas Corp.                                          240          8,664
    Corrections Corp. of America*                         112          5,915
    Deluxe Corp.                                        5,600        187,768
    Equifax, Inc.                                         230          8,383
    HNI Corp.                                             110          5,052
    Manpower, Inc.                                        161         11,877
    Monster Worldwide, Inc.*                               80          3,790
    Pitney Bowes, Inc.                                    863         39,172
    R.R. Donnelley & Sons Co.                           4,419        161,691
    Republic Services, Inc.                               357          9,932
    Robert Half International, Inc.                     3,510        129,905
    Steelcase, Inc.                                        30            597
    The Brink's Co.                                        65          4,124


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------


    The Corporate Executive Board Co.                      10   $        760
                                                                ------------
                                                                     750,864
                                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.4%
    Fluor Corp.                                            70          6,280
    Jacobs Engineering Group, Inc.*                       100          4,665
    Quanta Services, Inc.*                              6,014        151,673
    The Shaw Group, Inc.*                                 283          8,850
    URS Corp.*                                            192          8,177
                                                                ------------
                                                                     179,645
                                                                ------------
    ELECTRICAL EQUIPMENT -- 0.1%
    Hubbell, Inc. - Class B                               193          9,310
    Rockwell Automation, Inc.                             230         13,770
    Roper Industries, Inc.                                 80          4,391
                                                                ------------
                                                                      27,471
                                                                ------------
    INDUSTRIAL CONGLOMERATES -- 0.1%
    Carlisle Cos., Inc.                                    90          3,864
    Teleflex, Inc.                                        253         17,222
    Textron, Inc.                                         273         24,515
    Walter Industries, Inc.                                90          2,227
                                                                ------------
                                                                      47,828
                                                                ------------
    MACHINERY -- 2.9%
    AGCO Corp.*                                           338         12,496
    Crane Co.                                             218          8,812
    Cummins, Inc.                                       1,820        263,390
    Dover Corp.                                           429         20,940
    Eaton Corp.                                         3,901        325,968
    Flowserve Corp.                                       285         16,299
    Graco, Inc.                                           120          4,699
    Harsco Corp.                                          120          5,383
    IDEX Corp.                                             80          4,070
    ITT Industries, Inc.                                  446         26,903
    Joy Global, Inc.                                       90          3,861
    Kennametal, Inc.                                      161         10,885
    Lincoln Electric Holdings, Inc.                        60          3,574
    Oshkosh Truck Corp.                                    80          4,240
    PACCAR, Inc.                                          816         59,894
    Pall Corp.                                            547         20,786
    Parker Hannifin Corp.                                 443         38,235
    Pentair, Inc.                                         537         16,733
    SPX Corp.                                             338         23,728
    Terex Corp.*                                        2,485        178,324
    The Timken Co.                                        469         14,215
    The Toro Co.                                           80          4,099
    Trinity Industries, Inc.                            2,300         96,416
                                                                ------------
                                                                   1,163,950
                                                                ------------
    MARINE -- 0.0%
    Alexander & Baldwin, Inc.                             156          7,869
                                                                ------------
    ROAD & RAIL -- 0.9%
    Con-way, Inc.                                          90          4,486
    CSX Corp.                                           1,215         48,661
    Hertz Global Ho.*                                     849         20,121
    Kansas City Southern Industries, Inc.*                186          6,618
    Laidlaw International, Inc.                           360         12,456
    Landstar System, Inc.                                  90          4,126
    Ryder Systems, Inc.                                 4,648        229,332
    Swift Transportation Co., Inc.*                       150          4,674
    YRC Worldwide, Inc.*                                  392         15,766
                                                                ------------
                                                                     346,240
                                                                ------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    TRADING COMPANIES & DISTRIBUTORS -- 0.3%
    GATX Corp.                                            232   $     11,089
    MSC Industrial Direct Co., Inc. - Class A              20            934
    United Rentals, Inc.*                                 236          6,490
    W.W. Grainger, Inc.                                 1,374        106,128
                                                                ------------
                                                                     124,641
                                                                ------------
  TOTAL INDUSTRIALS                                                3,865,393
                                                                ------------

  INFORMATION TECHNOLOGY -- 13.3%
    COMMUNICATIONS EQUIPMENT -- 2.3%
    Avaya, Inc.*                                        2,039         24,081
    Ciena Corp.*                                          253          7,071
    F5 Networks, Inc.*                                  2,550        170,034
    Harris Corp.                                        7,760        395,372
    Juniper Networks, Inc.*                             1,246         24,521
    Plantronics, Inc.                                   5,800        136,996
    Polycom, Inc.*                                      4,300        143,319
    Tellabs, Inc.*                                      1,798         17,800
                                                                ------------
                                                                     919,194
                                                                ------------
    COMPUTERS & PERIPHERALS -- 0.6%
    Diebold, Inc.                                         222         10,592
    Emulex Corp.*                                       9,450        172,841
    Lexmark International Group, Inc. - Class A*          268         15,667
    NCR Corp.*                                            707         33,773
    Network Appliance, Inc.*                              170          6,208
    Sandisk Corp.*                                        100          4,380
    Western Digital Corp.*                                210          3,530
                                                                ------------
                                                                     246,991
                                                                ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
    Amphenol Corp. - Class A                            2,830        182,733
    Arrow Electronics, Inc.*                            4,966        187,466
    Avnet, Inc.*                                        7,579        273,905
    CDW Corp.                                             100          6,143
    Ingram Micro, Inc. - Class A*                       4,633         89,463
    Jabil Circuit, Inc.                                   190          4,068
    Molex, Inc.                                           130          3,666
    Sanmina-SCI Corp.*                                  1,295          4,688
    Solectron Corp.*                                    1,898          5,979
    Tech Data Corp.*                                      388         13,894
    Tektronix, Inc.                                       185          5,210
    Vishay Intertechnology, Inc.*                         519          7,256
                                                                ------------
                                                                     784,471
                                                                ------------
    INTERNET SOFTWARE & SERVICES -- 1.5%
    Akamai Technologies, Inc.*                          3,900        194,688
    aQuantive, Inc.*                                    1,650         46,052
    Bankrate, Inc.*                                     4,050        142,722
    VeriSign, Inc.*                                       800         20,096
    Webex Communications, Inc.*                         3,050        173,423
                                                                ------------
                                                                     576,981
                                                                ------------
    IT SERVICES -- 2.9%
    Affiliated Computer Services, Inc.*                   399         23,493
    Alliance Data Systems Corp.*                           50          3,081
    Ceridian Corp.*                                       148          5,156
    Cognizant Technology Solutions Corp.*               1,950        172,126
    Computer Sciences Corp.*                            4,323        225,358
    Convergys Corp.*                                   12,371        314,347
    Electronic Data Systems Corp.                       2,298         63,609


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    Fidelity National Information Services, Inc.        1,493   $     67,872
    Fiserv, Inc.*                                         190         10,081
    Global Payments, Inc.                                  90          3,065
    Hewitt Associates, Inc.*                              516         15,083
    Mastercard, Inc.                                    1,740        184,858
    MoneyGram International, Inc.                         230          6,385
    Paychex, Inc.                                         510         19,314
    Sabre Holdings Corp. - Class A                        563         18,438
    Total System Services, Inc.                           250          7,962
    Unisys Corp.*                                       1,834         15,461
                                                                ------------
                                                                   1,155,689
                                                                ------------
    OFFICE ELECTRONICS -- 0.2%
    Xerox Corp.*                                        5,634         95,158
                                                                ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
    Altera Corp.*                                         370          7,396
    Analog Devices, Inc.                                  450         15,520
    Atmel Corp.*                                        1,710          8,601
    Cree, Inc.*                                            30            494
    Cypress Semiconductor Corp.*                          214          3,970
    Fairchild Semiconductor International, Inc.*          269          4,498
    Integrated Device Technology, Inc.*                   479          7,386
    International Rectifier Corp.*                        144          5,502
    Intersil Holding Corp. - Class A                      346          9,166
    KLA-Tencor Corp.                                      344         18,342
    Lam Research Corp.*                                 2,910        137,759
    Linear Technology Corp.                             3,700        116,883
    LSI Logic Corp.*                                      658          6,870
    Maxim Integrated Products, Inc.                       480         14,112
    MEMC Electronic Materials, Inc.*                    3,500        212,030
    Microchip Technology, Inc.                            200          7,106
    Micron Technology, Inc.*                            1,520         18,362
    National Semiconductor Corp.                          290          7,001
    Novellus Systems, Inc.*                               571         18,283
    NVIDIA Corp.*                                         120          3,454
    Rambus, Inc.*                                          20            425
    Silicon Laboratories, Inc.*                            10            299
    Teradyne, Inc.*                                       180          2,977
    Xilinx, Inc.                                          400         10,292
                                                                ------------
                                                                     636,728
                                                                ------------
    SOFTWARE -- 2.2%
    Activision, Inc.*                                     190          3,599
    Autodesk, Inc.*                                       170          6,392
    BEA Systems Inc.*                                     290          3,361
    BMC Software, Inc.*                                   240          7,390
    CA, Inc.                                            2,258         58,505
    Cadence Design Systems, Inc.*                         823         17,332
    Check Point Software Technologies Ltd. ADR*         2,450         54,586
    Citrix Systems, Inc.*                                 160          5,125
    Compuware Corp.*                                    1,808         17,158
    Electronic Arts, Inc.*                                180          9,065
    Fair Isaac & Co., Inc.                                158          6,111
    Intuit, Inc.*                                         350          9,576
    McAfee, Inc.*                                         210          6,107
    NAVTEQ*                                                10            345
    Novell, Inc.*                                       1,736         12,534
    Parametric Technology Corp.*                        9,350        178,491
    Red Hat, Inc.*                                         30            688
    Salesforce.com, Inc.*                               4,000        171,280

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------


    Sybase, Inc.*                                       6,750   $    170,640
    Symantec Corp.*                                     6,695        115,823
    Synopsys, Inc.*                                       737         19,332
                                                                ------------
                                                                     873,440
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY                                     5,288,652
                                                                ------------

  MATERIALS -- 4.9%
    CHEMICALS -- 2.5%
    Air Products & Chemicals, Inc.                      1,086         80,321
    Airgas, Inc.                                          137          5,775
    Albemarle Corp.                                       450         18,603
    Ashland, Inc.                                         417         27,355
    Cabot Corp.                                           266         12,696
    Celanese Corporation                               13,485        415,877
    Chemtura Corp.                                      1,015         11,094
    Cytec Industries, Inc.                                168          9,448
    Eastman Chemical Co.                                  525         33,248
    Ecolab, Inc.                                          240         10,320
    FMC Corp.                                             176         13,276
    Huntsman Corp.                                        260          4,963
    International Flavors & Fragrances, Inc.              294         13,883
    Lyondell Chemical Co.                               1,614         48,372
    Nalco Holding Co.                                     310          7,409
    PPG Industries, Inc.                                  994         69,888
    Rohm & Haas Co.                                       751         38,842
    RPM International, Inc.                               763         17,625
    Sensient Technologies Corp.                         3,340         86,105
    Sigma-Aldrich Corp.                                   494         20,511
    The Lubrizol Corp.                                    458         23,601
    The Mosaic Co.*                                       575         15,329
    The Scotts Miracle - Gro Co. - Class A                173          7,617
    The Valspar Corp.                                     625         17,394
    Valhi, Inc.                                           170          2,244
                                                                ------------
                                                                   1,011,796
                                                                ------------
    CONSTRUCTION MATERIALS -- 0.1%
    Eagle Materials, Inc.                                 130          5,802
    Martin Marietta Materials Corp.                        60          8,112
    Vulcan Materials Co.                                  150         17,472
                                                                ------------
                                                                      31,386
                                                                ------------

    CONTAINERS & PACKAGING -- 1.0%
    Ball Corp.                                            150          6,877
    Bemis Company, Inc.                                   614         20,501
    Owens-Illinois, Inc.*                                 230          5,927
    Packaging Corp.                                       190          4,636
    Pactiv Corp.*                                       4,840        163,302
    Sealed Air Corp.                                      746         23,574
    Smurfit-Stone Container Corp.*                        923         10,393
    Sonoco Products Co.                                 2,917        109,621
    Temple-Inland, Inc.                                   678         40,504
                                                                ------------
                                                                     385,335
                                                                ------------
    METALS & MINING -- 1.2%
    Allegheny Technologies, Inc.                           30          3,201
    Carpenter Technology Corp.                             40          4,830
    Commercial Metals Co.                                 612         19,186
    Freeport-McMoRan Copper & Gold, Inc. - Class B        785         51,959
    Reliance Steel & Aluminum Co.                       3,573        172,933
    Southern Copper Corp.                                 680         48,729
    Steel Dynamics, Inc.                                2,727        117,807
    Titanium Metals Corp.*                                 81          2,913


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------

    United States Steel Corp.                             677   $     67,138
                                                                ------------
                                                                     488,696
                                                                ------------
    PAPER & FOREST PRODUCTS -- 0.1%
    Louisiana-Pacific Corp.                               852         17,091
    MeadWestvaco Corp.                                  1,170         36,083
                                                                ------------
                                                                      53,174
                                                                ------------
  TOTAL MATERIALS                                                  1,970,387
                                                                ------------

  TELECOMMUNICATION SERVICES -- 2.8%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
    Cbeyond, Inc.*                                      6,000        175,980
    CenturyTel, Inc.                                    1,028         46,455
    Citizens Communications Co.                         2,427         36,284
    Cogent Communications Group, Inc.*                  7,650        180,769
    Embarq Corp.                                        3,363        189,505
    Level 3 Communications, Inc.*                         405          2,471
    Qwest Communications International, Inc.*          20,642        185,572
                                                                ------------
                                                                     817,036
                                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
    American Tower Corp.*                                 150          5,842
    Crown Castle International Corp.*                     564         18,121
    Leap Wireless International, Inc.*                    110          7,258
    NII Holdings, Inc.*                                 3,000        222,540
    Telephone & Data Systems, Inc.                        335         19,973
    United States Cellular Corp.*                          60          4,407
                                                                ------------
                                                                     278,141
                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                                 1,095,177
                                                                ------------

  UTILITIES -- 7.7%
    ELECTRIC UTILITIES -- 2.6%
    Allegheny Energy, Inc.*                               120          5,897
    American Electric Power Co., Inc.                   9,635        469,706
    DPL, Inc.                                             566         17,597
    Edison International Co.                            1,674         82,244
    Entergy Corp.                                       1,196        125,484
    Great Plains Energy, Inc.                             589         19,113
    Hawaiian Electric Industries, Inc.                    371          9,642
    Northeast Utilities Co.                               900         29,493
    Pepco Holdings, Inc.                                1,215         35,259
    Pinnacle West Capital Corp.                           642         30,977
    PPL Corp.                                           2,171         88,794
    Progress Energy, Inc.                               1,755         88,522
    Reliant Energy, Inc.*                               1,149         23,348
    Sierra Pacific Resources Corp.*                       965         16,772
                                                                ------------
                                                                   1,042,848
                                                                ------------
    GAS UTILITIES -- 0.9%
    AGL Resources, Inc.                                   499         21,317
    Atmos Energy Corp.                                    562         17,579
    Energen Corp.                                         293         14,911
    Equitable Resources, Inc.                             261         12,611
    National Fuel Gas Co.                                 542         23,447
    ONEOK, Inc.                                         4,850        218,250
    Questar Corp.                                         118         10,527
    Southern Union Co.                                    563         17,110
    UGI Corp.                                             628         16,774
                                                                ------------
                                                                     352,526
                                                                ------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.6%
    AES Corp.*                                         12,950   $    278,684
    Constellation Energy Group                            871         75,733
    Dynegy, Inc.*                                       1,385         12,825
    Mirant Corp.*                                       6,197        250,731
    NRG Energy, Inc.*                                     346         24,926
                                                                ------------
                                                                     642,899
                                                                ------------
    MULTI-UTILITIES -- 2.6%
    Alliant Energy Corp.                                  717         32,136
    Ameren Corp.                                        1,376         69,213
    CenterPoint Energy, Inc.                            2,202         39,504
    CMS Energy Corp.                                    1,266         22,535
    Consolidated Edison, Inc.                           1,716         87,619
    DTE Energy Co.                                      1,227         58,773
    Energy East Corp.                                   7,698        187,523
    Integrys Energy Group, Inc.                           397         22,038
    KeySpan Corp.                                         723         29,751
    MDU Resources Group, Inc.                           1,005         28,884
    NiSource, Inc.                                      1,932         47,218
    NSTAR                                                 703         24,689
    OGE Energy Corp.                                      637         24,716
    PG&E Corp.                                          1,869         90,217
    Puget Energy, Inc.                                    752         19,311
    SCANA Corp.                                           630         27,197
    Sempra Energy Co.                                   1,419         86,573
    TECO Energy, Inc.                                   1,489         25,626
    Vectren Corp.                                         531         15,187
    Wisconsin Energy Corp.                                652         31,635
    Xcel Energy, Inc.                                   2,567         63,379
                                                                ------------
                                                                   1,033,724
                                                                ------------
    WATER UTILITIES -- 0.0%
    Aqua America, Inc.                                    441          9,900
                                                                ------------
  TOTAL UTILITIES                                                  3,081,897
                                                                ------------

  TOTAL COMMON STOCK
    (Cost $32,294,439)                                            35,924,941
                                                                ------------

EXCHANGE TRADED FUNDS -- 9.1%
    iShares Russell Midcap Growth
      Index Fund
      (Cost $3,502,998)                                33,653      3,604,909
                                                                ------------

SHORT-TERM INVESTMENTS -- 0.7%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                            147,000        147,000
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                            146,999        146,999
                                                                ------------

  TOTAL SHORT-TERM INVESTMENTS
    (Cost $293,999)                                                  293,999
                                                                ------------

  TOTAL INVESTMENTS -- 100.0%
    (Cost $36,091,436)+                                         $ 39,823,849
                                                                ============


*    Non-income producing security.
+ The cost for Federal income tax purposes is $36,249,433. At March 31, 2007 net unrealized appreciation was $3,574,416. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,081,245, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $506,829.





      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------
COMMON STOCK -- 95.5%
  CONSUMER DISCRETIONARY -- 16.1%
    APPAREL RETAIL -- 0.0%
    The Warnaco Group, Inc.*                              490   $     13,916
                                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.2%
    Ashworth, Inc.*                                       342          2,589
    Carter's, Inc.*                                       200          5,068
    Cherokee, Inc.                                         40          1,722
    Columbia Sportswear Co.                               190         11,839
    Fossil, Inc.*                                         842         22,288
    Hartmarx Corp.*                                       200          1,480
    Kellwood Co.                                        1,027         30,122
    Maidenform Brands, Inc.*                               20            461
    Movado Group, Inc.                                    438         12,899
    Oxford Industries, Inc.                             2,251        111,290
    Phillips-Van Heusen Corp.                           3,030        178,164
    Quiksilver, Inc.*                                   2,221         25,764
    True Religion Apparel, Inc.*                        3,530         57,327
    Unifirst Corp.                                        433         16,614
    Volcom, Inc.*                                          90          3,092
                                                                ------------
                                                                     480,719
                                                                ------------
    AUTO COMPONENTS -- 0.6%
    Aftermarket Technology Corp.*                          30            728
    American Axle & Manufacturing Holdings, Inc.        2,800         76,580
    ArvinMeritor, Inc.                                    640         11,680
    Cooper Tire & Rubber Co.                              780         14,266
    Drew Industries, Inc.*                                409         11,730
    Gentek, Inc.*                                         430         14,646
    LKQ Corp.*                                            824         18,013
    Modine Manufacturing Co.                            2,210         50,609
    Sauer-Danfoss, Inc.                                   300          9,030
    Shiloh Industries, Inc.                                50            564
    Standard Motor Products, Inc.                         283          4,831
    Superior Industries International, Inc.             1,067         22,226
    Visteon Corp.*                                        630          5,380
                                                                ------------
                                                                     240,283
                                                                ------------
    AUTOMOBILES -- 0.1%
    Coachmen Industries, Inc.                             318          3,349
    Fleetwood Enterprises, Inc.*                        1,779         14,072
    Monaco Coach Corp.                                    793         12,632
    Winnebago Industries, Inc.                            757         25,458
                                                                ------------
                                                                      55,511
                                                                ------------
    CASINOS & GAMING -- 0.4%
    Ameristar Casinos, Inc.                               130          4,174
    Dover Downs Entertainment, Inc.                       150          1,932
    Isle of Capri Casinos, Inc.*                           20            512
    Monarch Casino & Resort, Inc.*                        219          5,694
    Multimedia Games, Inc.*                               524          6,236
    Pinnacle Entertainment, Inc.*                       1,565         45,495
    Shuffle Master, Inc.*                                 663         12,100
    Trump Entertainment Resorts, Inc.*                     40            723
    WMS Industries, Inc.*                               2,548         99,983
                                                                ------------
                                                                     176,849
                                                                ------------
    DISTRIBUTORS -- 0.1%
    Audiovox Corp.*                                       436          6,422
    Building Materials Holding Corp.                    1,110         20,102

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Keystone Automotive Industries, Inc.*                 401   $     13,514
                                                                ------------
                                                                      40,038
                                                                ------------
    DIVERSIFIED CONSUMER SERVICES -- 0.8%
    Bright Horizons Family Solutions, Inc.*             1,946         73,461
    Coinstar, Inc.*                                       474         14,836
    Corinthian Colleges, Inc.*                            680          9,350
    CPI Corp.                                             171          8,979
    DeVry, Inc.                                           270          7,924
    Matthews International Corp. - Class A                230          9,361
    Pre-Paid Legal Services, Inc.*                        132          6,615
    Regis Corp.                                         1,970         79,529
    Sotheby's Holdings, Inc. - Class A                  2,168         96,433
    Stewart Enterprises, Inc.                           1,610         12,977
    Universal Technical Institute, Inc.*                  591         13,640
    Vertrue, Inc.*                                        190          9,141
                                                                ------------
                                                                     342,246
                                                                ------------
    FOOTWEAR -- 1.4%
    Crocs, Inc.*                                        1,562         73,805
    Deckers Outdoor Corp.*                                171         12,144
    K-Swiss, Inc. - Class A                               663         17,914
    Skechers U.S.A., Inc.*                              4,229        141,968
    Steven Madden, Ltd.                                 2,450         71,540
    The Stride Rite Corp.                               5,525         85,030
    The Timberland Co. - Class A*                       2,600         67,678
    Wolverine World Wide, Inc.                          4,055        115,851
                                                                ------------
                                                                     585,930
                                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.1%
    Ambassadors International, Inc.                        10            461
    Bluegreen Corp.*                                      150          1,694
    The Marcus Corp.                                    1,035         24,074
                                                                ------------
                                                                      26,229
                                                                ------------
    HOUSEHOLD DURABLES -- 1.5%
    American Greetings Corp.                              600         13,926
    Bassett Furniture Industries, Inc.                    235          3,459
    Blyth, Inc.                                           100          2,111
    Brookfield Homes Corp.                                350         11,235
    California Coastal Communities, Inc.*                 350          7,101
    Cavco Industries, Inc.*                                20            699
    Champion Enterprises, Inc.*                         2,200         19,360
    Directed Electronics, Inc.*                           300          2,688
    Ethan Allen Interiors, Inc.                         1,273         44,988
    Furniture Brands International, Inc.                  790         12,466
    Hovnanian Enterprises, Inc.*                          300          7,548
    iRobot Corp.*                                          40            523
    Kimball International, Inc.                           290          5,591
    La-Z-Boy Chair Co.                                  2,391         29,601
    Lenox Group, Inc.*                                     92            605
    Libbey, Inc.                                          336          4,711
    Lifetime Brands, Inc.                                  50          1,045
    M/I Homes, Inc.                                       421         11,178
    Meritage Homes Corp.*                                 487         15,642
    National Presto Industries, Inc.                      119          7,335
    NVR, Inc.*                                             87         57,855
    Orleans Homebuilders, Inc.                            110            974
    Russ Berrie & Co., Inc.*                              328          4,625

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------
    Sealy Corp.                                           830   $     14,508
    Skyline Corp.                                         239          8,064
    Standard Pacific Corp.                              1,633         34,081
    Stanley Furniture Co., Inc.                            60          1,248
    Syntax-Brillian Corp.*                              4,555         38,262
    Tarragon Corporation*                                 190          1,970
    Technical Olympic USA, Inc.                           360          1,436
    Tempur Pedic International, Inc.                    6,276        163,113
    Tupperware Corp.                                      940         23,434
    Universal Electronics, Inc.*                        2,400         66,864
                                                                ------------
                                                                     618,246
                                                                ------------
    INTERNET & CATALOG RETAIL -- 0.5%
    Audible, Inc.*                                        120          1,247
    Blue Nile, Inc.*                                      303         12,320
    Netflix, Inc.*                                         80          1,855
    Overstock.com, Inc.*                                   20            332
    PetMed Express, Inc.*                                 575          6,814
    Priceline.com, Inc.*                                3,040        161,910
    Stamps.com, Inc.*                                     472          6,783
    Systemax, Inc.                                         10            187
                                                                ------------
                                                                     191,448
                                                                ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.9%
    Arctic Cat, Inc.                                      420          8,186
    Callaway Golf Co.                                   4,800         75,648
    JAKKS Pacific, Inc.*                                2,411         57,623
    K2, Inc.*                                           1,372         16,587
    Marine Products Corp.                                  10             96
    MarineMax, Inc.*                                      402          9,318
    Polaris Industries, Inc.                            1,131         54,265
    Pool Corp.                                            914         32,721
    RC2 Corp.*                                          1,912         77,226
    Sturm, Ruger & Co., Inc.*                             479          6,443
    The Nautilus Group, Inc.                            3,267         50,410
                                                                ------------
                                                                     388,523
                                                                ------------
    LEISURE FACILITIES -- 0.1%
    Six Flags, Inc.*                                    3,540         21,275
    Speedway Motorsports, Inc.                            220          8,525
    Vail Resorts, Inc.*                                   390         21,189
                                                                ------------
                                                                      50,989
                                                                ------------
    MEDIA -- 1.3%
    4Kids Entertainment, Inc.*                            293          5,544
    Arbitron, Inc.                                        888         41,692
    Belo Corp.                                          1,120         20,910
    Carmike Cinemas, Inc.                                  20            464
    Citadel Broadcasting Corp.                            730          6,942
    Cox Radio, Inc.*                                      590          8,054
    Cumullus Media, Inc.*                                 540          5,065
    Emmis Communications Corp. - Class A                  710          5,992
    Entercom Communications Corp.                         590         16,626
    Gray Communications Systems, Inc.                     370          3,855
    Hearst-Argyle Television, Inc.                      1,400         38,066
    Interactive Data Corp.                                670         16,583
    Journal Communications, Inc. - Class A              1,360         17,830
    Journal Register Co.                                  740          4,410
    Lee Enterprises, Inc.                                 730         21,937
    Lin TV Corp.*                                         150          2,385
    Lions Gate Entertainment Corp.*                     5,120         58,470
    Live Nation, Inc.*                                  4,708        103,858
    Marvel Entertainment, Inc.*                           370         10,268

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Media General, Inc. - Class A                         350   $     13,356
    ProQuest Co.*                                         180          1,620
    Radio One, Inc. - Class D*                          3,804         24,574
    Scholastic Corp.*                                     420         13,062
    Sinclair Broadcast Group, Inc.                      3,210         49,594
    Sun-Times Media Group, Inc.                           980          4,861
    Valassis Communications, Inc.*                        600         10,314
    Value Line, Inc.                                      250         11,950
    Westwood One, Inc.                                  1,560         10,717
    World Wrestling Entertainment, Inc.                   600          9,780
                                                                ------------
                                                                     538,779
                                                                ------------
    MULTILINE RETAIL -- 0.1%
    99 Cents Only Stores*                                 130          1,915
    Fred's, Inc.                                        1,188         17,464
    Tuesday Morning Corp.                               1,104         16,383
                                                                ------------
                                                                      35,762
                                                                ------------
    PACKAGED FOODS & MEATS -- 0.0%
    Peet's Coffee & Tea, Inc.*                            341          9,418
                                                                ------------
    RESTAURANTS -- 1.6%
    AFC Enterprises, Inc.*                              1,010         20,250
    Applebee's International, Inc.                        520         12,886
    Bob Evans Farms, Inc.                                 270          9,977
    California Pizza Kitchen, Inc.*                       328         10,788
    CBRL Group, Inc.                                      350         16,205
    CEC Entertainment, Inc.*                              825         34,270
    CKE Restaurants, Inc.                               4,975         93,828
    Cosi, Inc.*                                            60            335
    Domino's Pizza, Inc.                                  600         19,482
    IHOP Corp.                                            355         20,821
    Jack in the Box, Inc.*                              1,431         98,925
    Landry's Restaurants, Inc.                            429         12,698
    Luby's, Inc.*                                          60            586
    McCormick & Schmick's Seafood Restaurants, Inc.*    1,110         29,759
    Morton's Restaurant Group, Inc.*                    4,000         71,160
    O' Charleys, Inc.*                                    756         14,583
    P.F. Chang's China Bistro, Inc.*                      484         20,270
    Panera Bread Co. - Class A*                           578         34,137
    Papa John's International, Inc.*                      395         11,613
    RARE Hospitality International, Inc.*                 539         16,219
    Red Robin Gourmet Burgers, Inc.*                      369         14,325
    Ruby Tuesday, Inc.                                    300          8,580
    Ruth's Chris Steak House, Inc.*                       400          8,144
    Sonic Corp.*                                        2,347         52,291
    Texas Roadhouse, Inc.*                                 80          1,140
    The Steak 'n Shake Co.*                               503          8,435
    Triarc Cos., Inc. - Class B                         1,467         25,218
                                                                ------------
                                                                     666,925
                                                                ------------
    SPECIALTY RETAIL -- 5.4%
    Aaron Rents, Inc.                                   3,519         93,042
    Aeropostale, Inc.*                                  3,590        144,426
    America's Car-Mart, Inc.*                              90          1,202
    AnnTaylor Stores Corp.*                             2,600        100,828
    Barnes & Noble, Inc.                                2,100         82,845
    Bebe Stores, Inc.                                     220          3,824
    Blockbuster, Inc. - Class A*                       17,900        115,276
    Books-A-Million, Inc.                                  20            285
    Brown Shoe Co., Inc.                                  854         35,868
    Build-A-Bear-Workshop, Inc.*                          110          3,022


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Cabela's, Inc. - Class A*                           1,300   $     32,253
    Charlotte Russe Holdings, Inc.*                     1,010         29,159
    Charming Shoppes, Inc.*                             6,320         81,844
    Christopher & Banks Corp.                             836         16,277
    Citi Trends, Inc.*                                     10            427
    Conn's, Inc.*                                          50          1,238
    Cost Plus, Inc.*                                      660          6,600
    CSK Auto Corp.*                                       450          7,740
    DEB Shops, Inc.                                       560         15,165
    Dick's Sporting Goods, Inc.*                        2,200        128,172
    Dress Barn, Inc.*                                   5,873        122,217
    DSW, Inc.*                                          1,135         47,908
    Genesco, Inc.*                                        477         19,810
    Group 1 Automotive, Inc.                              790         31,418
    Guess, Inc.                                           998         40,409
    Guitar Center, Inc.*                                  537         24,229
    Haverty Furniture Cos., Inc.                          536          7,504
    Hibbett Sports Inc.*                                  586         16,754
    Hot Topic, Inc.*                                      774          8,591
    Jo-Ann Stores, Inc.*                                  675         18,394
    Jos. A. Bank Clothiers, Inc.*                         368         13,009
    Lithia Motors, Inc.                                    30            822
    Midas, Inc.*                                          389          8,391
    Pacific Sunwear of California, Inc.*                5,900        122,897
    Payless ShoeSource, Inc.*                           4,590        152,388
    Pier 1 Imports, Inc.                                1,380          9,536
    Rent-A-Center, Inc.*                                5,200        145,496
    Select Comfort Corp.*                               1,222         21,752
    Sonic Automotive, Inc.                              1,241         35,369
    Stage Stores, Inc.                                    703         16,387
    Stein Mart, Inc.                                      842         13,741
    Talbots, Inc.                                       3,670         86,685
    The Buckle, Inc.                                       40          1,428
    The Cato Corp. - Class A                            1,012         23,671
    The Children's Place Retail Stores, Inc.*             424         23,642
    The Finish Line, Inc. - Class A                       904         11,390
    The Gymboree Corp.*                                 2,035         81,543
    The Men's Wearhouse, Inc.                           2,104         98,993
    The Pep Boys - Manny, Moe & Jack                    2,051         39,154
    Tractor Supply Co.*                                   630         32,445
    Tween Brands, Inc.*                                   581         20,753
    Zale Corp.*                                         1,330         35,085
                                                                ------------
                                                                   2,231,304
                                                                ------------
  TOTAL CONSUMER DISCRETIONARY                                     6,693,115
                                                                ------------
  CONSUMER STAPLES -- 4.2%
    BEVERAGES -- 0.2%
    Coca-Cola Bottling Co.                                140          7,928
    MGP Ingredients, Inc.                                  20            408
    National Beverage Corp.*                              300          5,262
    The Boston Beer Co., Inc. - Class A*                1,320         44,022
                                                                ------------
                                                                      57,620
                                                                ------------
    FOOD & STAPLES RETAILING -- 1.3%
    Andersons, Inc.                                        20            888
    Arden Group, Inc.                                      40          5,340
    Casey's General Stores, Inc.                        1,706         42,667
    Central European Distribution Corp.*                2,700         78,597

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Great Atlantic & Pacific Tea Co., Inc.              1,245   $     41,309
    Ingles Markets, Inc. - Class A                        100          4,084
    Long's Drug Stores Corp.                            2,742        141,597
    Nash Finch Co.                                        723         24,915
    Performance Food Group Co.*                         1,584         48,898
    Ruddick Corp.                                       3,030         91,142
    United Natural Foods, Inc.*                           766         23,470
    Weis Markets, Inc.                                    350         15,645
    Winn-Dixie Store, Inc.*                             1,850         32,653
                                                                ------------
                                                                     551,205
                                                                ------------
    FOOD PRODUCTS -- 1.5%
    Chiquita Brands International, Inc.                   380          5,328
    Corn Products International, Inc.                   1,693         60,254
    Delta & Pine Land Co.                                 843         34,732
    Flowers Foods, Inc.                                 1,419         42,811
    Hain Celestial Group, Inc.*                         2,687         80,798
    Imperial Sugar Co.                                     60          2,012
    J&J Snack Foods Corp.                               2,881        113,771
    Lancaster Colony Corp.                                380         16,792
    Lance, Inc.                                           943         19,086
    Pilgrim's Pride Corp.                                 480         15,931
    Ralcorp Holdings, Inc.*                             2,226        143,132
    Sanderson Farms, Inc.                                 336         12,452
    Seaboard Corp.                                         10         22,600
    Tootsie Roll Industries, Inc.                         350         10,495
    Treehouse Foods, Inc.*                                677         20,628
                                                                ------------
                                                                     600,822
                                                                ------------
    HOUSEHOLD PRODUCTS -- 0.1%
    Central Garden & Pet Co.*                             260          3,840
    Central Garden & Pet Co. Class A*                   1,860         27,342
    Spectrum Brands, Inc.*                              1,340          8,482
    WD-40 Co.                                             509         16,141
                                                                ------------
                                                                      55,805
                                                                ------------
    PERSONAL PRODUCTS -- 0.9%
    American Oriental Bioengineering, Inc.*                10             94
    Chattem, Inc.*                                      2,493        146,937
    French Fragrances, Inc.*                               10            218
    Mannatech, Inc.                                       460          7,388
    Medifast, Inc.*                                        60            430
    NBTY, Inc.*                                         1,367         72,506
    NU Skin Enterprises, Inc.                             610         10,077
    Parlux Fragrances, Inc.*                              160            893
    Playtex Products, Inc.*                             1,494         20,273
    Prestige Brands Holdings, Inc.*                    10,200        120,870
    USANA Health Sciences, Inc.*                          183          8,577
                                                                ------------
                                                                     388,263
                                                                ------------
    TOBACCO -- 0.2%
    Alliance One International, Inc.*                   2,877         26,555
    Universal Corp.                                       410         25,153
    Vector Group, Ltd.                                    580         10,852
                                                                ------------
                                                                      62,560
                                                                ------------
  TOTAL CONSUMER STAPLES                                           1,716,275
                                                                ------------
  ENERGY -- 5.2%
    COAL & CONSUMABLE FUELS -- 0.2%
    Alpha Natural Resources, Inc.*                        350          5,470
    Evergreen Energy, Inc.*                                70            460
    International Coal Group, Inc.*                        40            210


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    James River Coal Co.*                                  70   $        523
    Massey Energy Co.                                   2,057         49,347
    Pacific Ethanol, Inc.*                                 30            511
    USEC, Inc.*                                         1,020         16,575
    Westmoreland Coal Co.*                                 30            605
                                                                ------------
                                                                      73,701
                                                                ------------
    ENERGY EQUIPMENT & SERVICES -- 3.0%
    Allis-Chalmers Energy, Inc.*                           40            630
    Atwood Oceanics, Inc.*                              2,040        119,728
    Bristow Group, Inc.*                                  516         18,808
    Bronco Drilling Co., Inc.*                            100          1,657
    CARBO Ceramics, Inc.                                1,745         81,230
    Dresser-Rand Group, Inc.*                           2,900         88,334
    Dril-Quip, Inc.*                                      477         20,645
    EnGlobal, Corp.*                                       70            389
    Global Industries, Ltd.*                            5,460         99,863
    Grey Wolf, Inc.*                                      780          5,226
    Gulf Island Fabrication, Inc.                          20            535
    Helmerich & Payne, Inc.                             1,700         51,578
    Hornbeck Offshore Services, Inc.*                     422         12,090
    Hydril Co.*                                           331         31,855
    Input/Output, Inc.*                                 1,770         24,391
    Lone Star Technologies, Inc.*                         865         57,116
    Lufkin Industries, Inc.                               308         17,303
    NATCO Group, Inc.*                                  2,520         85,982
    Oceaneering International, Inc.*                    1,008         42,457
    Oil States International, Inc.*                        50          1,604
    Pioneer Drilling Co.*                               3,380         42,892
    RPC, Inc.                                           5,750         95,795
    SEACOR Holdings, Inc.*                                530         52,152
    Superior Well Services, Inc.*                          30            686
    TETRA Technologies, Inc.*                           2,962         73,191
    Unit Corp.*                                         1,742         88,128
    Universal Compression Holdings, Inc.*                  60          4,061
    W-H Energy Services, Inc.*                          2,686        125,544
                                                                ------------
                                                                   1,243,870
                                                                ------------
    INTEGRATED OIL & GAS -- 0.0%
    NGP Capital Resources Co.                              10            158
                                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 0.2%
    Helix Energy Solutions Group, Inc.*                 1,659         61,864
                                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.9%
    Berry Petroleum Co. - Class A                         230          7,052
    Brigham Exploration Co.*                              150            933
    Cabot Oil & Gas Corp.                                 879         59,174
    Callon Petroleum Co.*                                  70            950
    Clayton Williams Energy, Inc.*                         10            284
    Delta Petroleum Corp.*                                 20            459
    Edge Petroleum Corp.*                                 100          1,252
    Encore Acquisition Co.*                                80          1,935
    Energy Partners, Ltd.*                                 50            907
    EV Energy Partner LP                                1,290         46,646
    GeoGlobal Resources, Inc.*                             40            244
    GMX Resources, Inc.*                                   30            922
    Goodrich Petroleum Corp.*                              20            673
    Harvest Natural Resources*                            220          2,143
    Mariner Energy, Inc.*                               2,710         51,842
    McMoRan Exploration Co.*                               60            823
    Parallel Petroleum Corp.*                              20            459
    Penn Virginia Corp.                                   432         31,709

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Petroleum Development Corp.*                          279   $     14,946
    Quest Resource Corp.*                                  50            458
    St. Mary Land & Exploration Co.                     1,000         36,680
    Stone Energy Corp.*                                   588         17,458
    Swift Energy Co.*                                     542         22,639
    The Exploration Co. of Delaware, Inc.*                 10            109
    Toreador Resources Corp.*                              40            726
    W&T Offshore, Inc.                                  2,900         83,897
    Whiting Petroleum Corp.*                               80          3,153
                                                                ------------
                                                                     388,473
                                                                ------------
    OIL & GAS REFINING & MARKETING -- 0.9%
    Alon USA Energy, Inc.                               2,860        103,532
    Aventine Renewable Energy Holdings, Inc.*              20            364
    Delek US Holdings Inc.                              4,000         76,520
    VeraSun Energy Corp.*                                  30            596
    Western Refining, Inc.                              4,735        184,760
    World Fuel Services Corp.                             595         27,525
                                                                ------------
                                                                     393,297
                                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
    Crosstex Energy, Inc.                                  40          1,150
    Markwest Hydrocarbon, Inc.                             30          1,860
                                                                ------------
                                                                       3,010
                                                                ------------
  TOTAL ENERGY                                                     2,164,373
                                                                ------------
  FINANCIALS -- 18.8%
    CAPITAL MARKETS -- 1.0%
    Apollo Investment Corp.                               460          9,844
    Ares Capital Corp.                                    241          4,379
    Calamos Asset Management, Inc.                        360          8,035
    Cohen & Steers, Inc.                                  160          6,893
    GAMCO Investors, Inc.                                 210          9,099
    GFI Group, Inc.*                                       10            680
    Gladstone Capital Corp.                               220          5,210
    Greenhill & Co., Inc.                                  20          1,228
    Harris & Harris Group, Inc.*                           50            646
    Investment Technology Group, Inc.*                  2,204         86,397
    Knight Capital Group, Inc. - Class A*                 140          2,218
    Kohlberg Capital Corp.                              1,500         24,000
    Labranche & Co., Inc.*                              2,154         17,577
    Marketaxess Holdings, Inc.*                            50            837
    MCG Capital Corp.                                     860         16,134
    optionsXpress Holdings, Inc.                          210          4,943
    Penson Worldwide, Inc.*                                10            302
    Piper Jaffray Cos., Inc.*                             476         29,483
    Raymond James Financial, Inc.                       2,400         71,424
    Sanders Morris Harris Group, Inc.                     150          1,597
    SWS Group, Inc.                                       748         18,558
    Technology Investment Capital Corp.                    50            845
    Thomas Weisel Partners Group, Inc.*                    50            951
    Tradestation Group, Inc.*                             745          9,379
    Waddell & Reed Financial, Inc. - Class A            3,750         87,450
                                                                ------------
                                                                     418,109
                                                                ------------
    COMMERCIAL BANKS -- 4.9%
    1st Source Corp.                                      220          5,757


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Amcore Financial, Inc.                                300   $      9,525
    Ameris Bancorp                                         20            490
    Boston Private Financial Holdings, Inc.               869         24,262
    Cascade Bancorp                                       499         12,944
    Centennial Bank Holdings, Inc.*                        60            519
    Central Pacific Financial Corp.                       887         32,438
    Chemical Financial Corp.                              280          8,341
    Chittenden Corp.                                    1,751         52,863
    Citizens Banking Corp.                                630         13,961
    Community Bancorp*                                  2,210         67,957
    Community Bank Systems, Inc.                        1,103         23,075
    Community Trust Bancorp, Inc.                         220          7,971
    CVB Financial Corp.                                   858         10,210
    East West Bancorp, Inc.                             1,097         40,337
    First Bancorp/Puerto Rico                           2,085         27,647
    First Charter Corp.                                 4,450         95,675
    First Commonwealth Financial Corp.                  2,582         30,339
    First Community Bancshares, Inc.                      190          7,410
    First Financial Bancorp                             1,630         24,629
    First Financial Bankshares, Inc.                      310         12,964
    First Indiana Corp.                                   393          8,587
    First Midwest Bancorp, Inc.                         1,651         60,674
    First Regional Bancorp, Inc.*                       2,210         65,637
    First Republic Bank                                   722         38,771
    FirstMerit Corp.                                      920         19,421
    FNB Corp.                                             680         11,458
    Frontier Financial Corp.                              250          6,238
    Glacier Bancorp, Inc.                               1,521         36,565
    Greater Bay Bancorp                                   410         11,025
    Hancock Holding Co.                                   180          7,916
    Hanmi Financial Corp.                                 902         17,192
    Harleysville National Corp.                           490          8,732
    Heartland Financial USA, Inc.                          20            535
    Horizon Financial Corp.                                40            883
    Independent Bank Corp./Michigan                       827         16,846
    Integra Bank Corp.                                     20            446
    International Bancshares Corp.                        400         11,868
    InterVest Bancshares Corp.*                            20            574
    Irwin Financial Corp.                                 620         11,557
    Macatawa Bank Corp.                                    30            552
    MBT Financial Corp.                                   260          3,357
    Midwest Banc Holdings, Inc.                            30            531
    Nara Bancorp, Inc.                                    430          7,529
    National Penn Bancshares, Inc.                        610         11,529
    NBT Bancorp, Inc.                                     510         11,949
    Old National Bancorp/Indiana                          770         13,999
    Oriental Financial Group                              110          1,296
    Pacific Capital Bancorp                               370         11,884
    Park National Corp.                                   180         17,006
    PrivateBancorp, Inc.                                  293         10,712
    Prosperity Bancshares, Inc.                           651         22,616
    Provident Bankshares Corp.                          1,100         36,146
    Renasant Corp.                                         10            247
    Royal Bancshares of Pennsylvania                      451         10,711
    S&T Bancorp, Inc.                                     380         12,555
    Sandy Springs Bancorp, Inc.                         3,200        110,848
    Santander BanCorp                                     540          9,509
    Seacoast Banking Corp. of Florida                      60          1,360

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Sterling Bancorp                                      511   $      9,249
    Sterling Bancshares, Inc.                           1,655         18,503
    Sterling Financial Corp./Pensylvania                  470         10,434
    Sterling Financial Corp./Washington                 4,881        152,238
    Suffolk Bancorp                                        10            323
    Susquehanna Bancshares, Inc.                        2,016         46,751
    The Colonial BancGroup, Inc.                        7,100        175,725
    The South Financial Group, Inc.                     4,693        116,011
    Tompkins Trustco, Inc.                                 10            419
    Trustmark Corp.                                       390         10,936
    UCBH Holdings, Inc.                                 1,791         33,348
    Umpqua Holdings Corp.                               1,345         36,006
    United Bankshares, Inc.                             1,141         39,969
    United Community Banks, Inc./Georgia                  830         27,216
    Vineyard National Bancorp                              30            691
    W Holding Co., Inc.                                 1,600          8,000
    Washington Trust Bancorp, Inc.                        370          9,920
    WesBanco, Inc.                                        380         11,731
    West Bancorp, Inc.                                    490          7,394
    Westamerica Bancorp                                   280         13,488
    Western Alliance Bancorp*                           2,600         80,704
    Whitney Holdings Corp.                              1,572         48,072
    Wilshire Bancorp, Inc.                                225          3,690
    Wintrust Financial Corp.                              535         23,866
                                                                ------------
                                                                   2,023,259
                                                                ------------
    CONSUMER FINANCE -- 0.7%
    Advance America Cash Advance Centers, Inc.            660         10,158
    Cash America International, Inc.                    3,419        140,179
    Credit Acceptance Corp.*                              220          5,982
    Dollar Financial Corp.*                             1,460         36,938
    EzCorp, Inc.*                                          60            884
    First Cash Financial Services, Inc.*                3,544         78,960
    Rewards Network, Inc.*                                752          3,986
    United PanAm Financial Corp.*                         210          2,625
    World Acceptance Corp.*                               274         10,946
                                                                ------------
                                                                     290,658
                                                                ------------
    DIVERSIFIED FINANCIAL SERVICES -- 0.1%
    Asset Acceptance Capital Corp.*                       180          2,785
    Asta Funding, Inc.                                    100          4,318
    Compass Diversified Trust                              20            335
    Financial Federal Corp.                               723         19,029
    International Securities Exchange Holdings, Inc.       80          3,904
    Medallion Financial Corp.                             770          8,809
    Portfolio Recovery Associates, Inc.*                  291         12,993
    Resource America, Inc.                                 20            473
                                                                ------------
                                                                      52,646
                                                                ------------
    INSURANCE -- 3.5%
    Affirmative Insurance Holdings, Inc.                   20            346
    Alfa Corp.                                            900         16,632
    American Equity Investment Life Holding Co.            10            131
    Argonaut Group, Inc.*                                 530         17,151
    Baldwin & Lyons, Inc. - Class B                       360          9,162
    CNA Surety Corp.*                                     380          8,018


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Commerce Group, Inc.                                  820   $     24,633
    Delphi Financial Group, Inc. - Class A              1,449         58,293
    EMC Insurance Group, Inc.                             210          5,418
    FBL Financial Group, Inc.                             380         14,869
    First Acceptance Corp.*                                90            942
    Harleysville Group, Inc.                              360         11,696
    Hilb, Rogal & Hamilton Co.                            958         46,990
    Horace Mann Educators Corp.                           860         17,673
    Infinity Property & Casual Corp.                      341         15,979
    IPC Holdings, Ltd.                                  2,280         65,778
    Kansas City Life Insurance Co.                        130          5,850
    LandAmerica Financial Group, Inc.                     707         52,254
    Meadowbrook Insurance Group, Inc.*                    200          2,198
    Midland Co.                                           150          6,363
    National Financial Partners Corp.                   1,810         84,907
    National Western Life Insurance Co.                    50         12,240
    Navigators Group, Inc.*                               270         13,546
    Odyssey Re Holdings Corp.                           1,080         42,455
    Ohio Casualty Corp.                                 3,680        110,216
    Philadelphia Consolidated Holding Corp.*            3,234        142,264
    Presidential Life Corp.                               582         11,477
    ProAssurance Corp.*                                 2,380        121,737
    RLI Corp.                                             648         35,595
    Safety Insurance Group, Inc.                          528         21,183
    SCPIE Holdings, Inc.*                                 249          5,652
    Seabright Insurance Holdings*                          20            368
    Selective Insurance Group, Inc.                     8,424        214,475
    State Auto Financial Corp.                            390         12,531
    Stewart Information Services Corp.                    778         32,513
    The Phoenix Cos., Inc.                              1,070         14,852
    Tower Group, Inc.                                      80          2,578
    United Fire & Casualty Co.                          3,960        139,115
    Zenith National Insurance Corp.                     1,285         60,742
                                                                ------------
                                                                   1,458,822
                                                                ------------
    INTERNET SOFTWARE & SERVICES -- 0.0%
    HouseValues, Inc.*                                    200          1,012
                                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 5.9%
    Acadia Realty Trust                                 1,247         32,509
    Alexandria Real Estate Equities, Inc.                 170         17,063
    American Campus Communities, Inc.                      80          2,423
    American Financial Realty Trust                     1,930         19,454
    Arbor Realty Trust, Inc.                            2,030         61,793
    Ashford Hospitality Trust                             620          7,403
    BioMed Realty Trust, Inc.                             330          8,679
    Brandywine Realty Trust                             2,900         96,889
    Capital Lease Funding, Inc.                         1,060         11,353
    Capital Trust, Inc.                                   120          5,468
    CBL & Associates, Inc.                              1,600         71,744
    CBRE Realty Finance, Inc.                             100          1,323
    Cedar Shopping Centers, Inc.                          250          4,050
    Colonial Properties Trust                           1,122         51,242
    Corporate Office Properties Trust                     310         14,161
    Cousins Properties, Inc.                              910         29,903
    Cresent Real Estate Equities Co.                      390          7,823
    Crystal River Capital, Inc.                           810         21,740

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    DiamondRock Hospitality Co.                         3,980   $     75,620
    Digital Realty Trust, Inc.                            420         16,758
    Eastgroup Properties, Inc.                            957         48,836
    Education Realty Trust, Inc.                          180          2,660
    Entertainment Properties Trust                        918         55,309
    Equity Inns, Inc.                                     860         14,087
    Equity Lifestyle Properties, Inc.                     160          8,642
    Equity One, Inc.                                    3,760         99,640
    Essex Property Trust, Inc.                            550         71,214
    Extra Space Storage, Inc.                             150          2,841
    FelCor Lodging Trust, Inc.                          4,400        114,268
    First Industrial                                      710         32,163
    First Potomac Realty Trust                            170          4,857
    Franklin Street Properties Corp.                      410          7,864
    Getty Realty Corp.                                    490         14,083
    Glimcher Realty Trust                                 830         22,427
    GMH Communities Trust                                 630          6,294
    Healthcare Realty Trust, Inc.                         700         26,110
    Hersha Hospitality Trust                              240          2,827
    Highland Hospitality Corp.                            260          4,628
    Home Properties, Inc.                               1,710         90,305
    Inland Real Estate Corp.                            2,245         41,173
    Innkeepers USA Trust                                  770         12,536
    Investors Real Estate Trust                           630          6,672
    Kilroy Realty Corp.                                   774         57,082
    Kite Realty Group Trust                                40            798
    KKR Financial Corp.                                 3,200         87,776
    LaSalle Hotel Properties                              310         14,372
    Lexington Realty Trust                              2,683         56,692
    LTC Properties, Inc.                                  975         25,262
    Maguire Properties, Inc.                              430         15,291
    Medical Properties Trust, Inc.                      1,375         20,199
    Mid-America Apartment Communities, Inc.               965         54,291
    National Retail Properties, Inc.                    6,712        162,363
    Nationwide Health Properties, Inc.                    900         28,134
    NorthStar Realty Finance Corp.                        940         14,297
    Omega Healthcare Investors, Inc.                    5,620         96,383
    Parkway Properties, Inc.                              614         32,081
    Pennsylvania Real Estate Investment Trust             480         21,278
    Post Properties, Inc.                                 490         22,408
    Potlatch Corp.                                        590         27,010
    PS Business Parks, Inc.                               635         44,780
    Ramco-Gershenson Properties Trust                     240          8,570
    Realty Income Corp.                                   970         27,354
    Republic Property Trust                               250          2,873
    Saul Centers, Inc.                                    120          6,828
    Senior Housing Properties Trust                     2,662         63,622
    Sovran Self Storage, Inc.                             823         45,602
    Strategic Hotel Capital, Inc.                       1,040         23,785
    Sun Communities, Inc.                                 550         17,061
    Sunstone Hotel Investors, Inc.                        680         18,537
    Tanger Factory Outlet Centers, Inc.                   330         13,329
    U-Store-It Trust                                      240          4,829
    Universal Health Realty Income Trust                  240          8,580
    Urstadt Biddle Properties - Class A                   290          5,672
    Washington Real Estate Investment Trust             2,300         86,066


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Weingarten Realty, Inc.                             1,600   $     76,096
    Wintrhop Realty Trust                                 190          1,256
                                                                ------------
                                                                   2,437,391
                                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    Affordable Residential Communities L.P.*               10            121
    Move, Inc.*                                           120            665
                                                                ------------
                                                                         786
                                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 2.7%
    Anchor BanCorp Wisconsin, Inc.                        334          9,469
    Astoria Financial Corp.                             5,900        156,881
    Bank Mutual Corp.                                   1,459         16,589
    BankAtlantic Bancorp, Inc. - Class A                1,368         14,993
    BankUnited Financial Corp. - Class A                  733         15,547
    Berkshire Hills Bancorp, Inc.                         700         23,555
    Brookline Bancorp, Inc.                             2,503         31,713
    Charter Financial Corp./Georgia                       270         12,960
    CharterMac                                          1,300         25,155
    City Bank/Lynnwood, Washington                        750         24,082
    Clayton Holdings, Inc.*                               170          2,608
    Corus Bankshares, Inc.                              1,400         23,884
    Dime Community Bancshares                           6,683         88,416
    Downey Financial Corp.                                493         31,818
    Federal Agricultural Mortgage Corp.                   500         13,600
    First Financial Holdings, Inc.                        220          7,612
    FirstFed Financial Corp.*                           1,936        110,023
    Flagstar Bancorp, Inc.                              2,107         25,179
    Franklin Bank Corp.*                                  271          4,843
    Fremont General Corp.                               1,894         13,125
    MAF Bancorp, Inc.                                     831         34,354
    NASB Financial, Inc.                                   30          1,045
    Northwest Bancorp, Inc.                               350          9,481
    PFF Bancorp, Inc.                                   4,900        148,617
    Triad Guaranty, Inc.*                                 268         11,098
    TrustCo Bank Corp. NY                               3,111         29,803
    United Community Financial Corp.                       80            884
    Washington Federal, Inc.                            5,500        129,030
    Webster Financial Corp.                             2,500        120,025
    Willow Financial Bancorp, Inc.                        190          2,451
                                                                ------------
                                                                   1,138,840
                                                                ------------
  TOTAL FINANCIALS                                                 7,821,523
                                                                ------------
  HEALTH CARE -- 9.4%
    BIOTECHNOLOGY -- 0.7%
    Acadia Pharmaceuticals, Inc.*                          70          1,051
    Alkermes, Inc.*                                        30            463
    Arena Pharmaceuticals, Inc.*                           30            326
    ArQule, Inc.*                                         625          4,663
    BioCryst Pharmaceuticals, Inc.*                        60            502
    BioMarin Pharmaceutical, Inc.*                      2,450         42,287
    Coley Pharmaceutical Group, Inc.*                      10             96
    Combinatorx, Inc.*                                     90            629
    Cubist Pharmaceuticals, Inc.*                       1,360         30,015
    CV Therapeutics, Inc.*                                 70            551
    Digene Corp.*                                         418         17,727
    Encysive Pharmaceuticals, Inc.*                       260            705
    Idenix Pharmaceuticals, Inc.*                          70            511

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Keryx Biopharmaceuticals, Inc*                         30   $        316
    Ligand Pharmaceuticals, Inc.                        2,390         24,091
    Martek Bioscience Corp.*                               10            206
    Neurocrine Biosciences, Inc.*                          40            500
    Omrix Biopharmaceuticals, Inc.*                     1,660         63,528
    Onyx Pharmaceuticals, Inc.*                            10            248
    Osiris Therapeutics, Inc.*                             10            187
    QLT, Inc.*                                          4,050         31,712
    Regeneron Pharmaceuticals, Inc.*                    2,462         53,229
    Sangamo Biosciences, Inc.*                             20            136
    Savient Pharmaceuticals, Inc.*                        967         11,623
    Telik, Inc.*                                           90            489
    United Therapeutics Corp.*                             10            538
                                                                ------------
                                                                     286,329
                                                                ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
    American Medical Systems Holdings, Inc.*            1,358         28,749
    Analogic Corp.                                        406         25,529
    AngioDynamics, Inc.*                                   30            507
    Arrow International, Inc.                             210          6,754
    Arthrocare Corp.*                                     499         17,984
    Aspect Medical Systems, Inc.*                          50            780
    Biolase Technology, Inc.*                             431          4,194
    Biosite, Inc.*                                        291         24,435
    Candela Corp.*                                        100          1,142
    Cerus Corp.*                                          130            877
    Conmed Corp.*                                       2,309         67,492
    Cyberonics, Inc.*                                     391          7,343
    Datascope Corp.                                     5,637        204,003
    DexCom, Inc.*                                          90            707
    DJ Orthopedics, Inc.*                                 440         16,676
    Foxhollow Technologies, Inc.*                          10            209
    Haemonetics Corp.*                                    566         26,460
    HealthTronics, Inc.*                                   10             54
    Hologic, Inc.*                                        988         56,948
    ICU Medical, Inc.*                                    266         10,427
    IDEXX Laboratories, Inc.*                             562         49,248
    Immucor, Inc.*                                      1,292         38,024
    Integra LifeSciences Holdings Corp.*                  336         15,315
    International Remote Imaging Systems, Inc.*            50            698
    Invacare Corp.                                      1,036         18,068
    Inverness Medical Innovations, Inc.*                1,950         85,371
    Kensey Nash Corp.*                                    235          7,167
    Kyphon, Inc.*                                          10            451
    Mentor Corp.                                        2,173         99,958
    Meridian Diagnostics, Inc.                            480         13,325
    Merit Medical Systems, Inc.*                          499          6,262
    Natus Medical, Inc.*                                   20            355
    Neurometrix, Inc.*                                     80            777
    NxStage Medical, Inc.*                                 30            400
    Osteotech, Inc.*                                      440          3,362
    Palomar Medical Technologies, Inc.*                   946         37,793
    PolyMedica Corp.                                      558         23,620
    Possis Medical, Inc.*                                 323          4,202
    Quidel Corp.*                                       1,720         20,640
    Respironics, Inc.*                                  1,321         55,469
    STERIS Corp.                                          310          8,234
    SurModics, Inc.*                                      243          8,748


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Symmetry Medical, Inc.*                                50   $        817
    The Cooper Companies, Inc.                            810         39,382
    Theragenics Corp.*                                    838          5,246
    Thoratec Corp.*                                     3,310         69,179
    Viasys Healthcare, Inc.*                              753         25,594
    Vital Signs, Inc.                                     156          8,109
    West Pharmaceutical Services, Inc.                  2,740        127,218
    Wilson Greatbatch Technologies, Inc.*                 334          8,517
    Zoll Medical Corp.*                                 1,670         44,505
                                                                ------------
                                                                   1,327,324
                                                                ------------
    HEALTH CARE PROVIDERS & SERVICES -- 3.3%
    Alliance Imaging, Inc.*                               340          2,968
    Amedisys, Inc.*                                       490         15,891
    AMERIGROUP Corp.*                                   1,477         44,901
    AMN Healthcare Services, Inc.*                      8,681        196,364
    AmSurg Corp.*                                         487         11,927
    Apria Healthcare Group, Inc.*                         620         19,995
    Bio-Reference Laboratories, Inc.*                   3,010         76,454
    Centene Corp.*                                      1,153         24,201
    Chemed Corp.                                          774         37,895
    Corvel Corp.*                                          30            907
    Cross Country Healthcare, Inc.*                       681         12,415
    Cryolife, Inc.*                                       701          5,895
    Genesis Healthcare Corp.*                             521         32,880
    Gentiva Health Services, Inc.*                      1,624         32,756
    HealthExtras, Inc.*                                   593         17,066
    Healthspring, Inc.*                                 3,680         86,664
    Healthways, Inc.*                                     635         29,686
    Hooper Holmes, Inc.*                                1,644          7,349
    Inventiv Health, Inc.*                              3,144        120,384
    Kindred Healthcare, Inc.*                             420         13,768
    LCA-Vision, Inc.                                      495         20,389
    Magellan Health Services, Inc.*                       210          8,820
    Matria Healthcare, Inc.*                              495         13,048
    Medcath Corp.*                                      1,120         30,576
    Molina Healthcare*                                     50          1,529
    Odyssey Healthcare, Inc.*                             723          9,493
    Option Care, Inc.                                     476          6,331
    Owens & Minor, Inc.                                 1,423         52,267
    Pediatrix Medical Group, Inc.*                        882         50,327
    Providence Service Corp.*                              30            712
    PSS World Medical, Inc.*                            1,807         38,200
    Psychiatric Solutions, Inc.*                          180          7,256
    Radiation Therapy Services, Inc.*                   2,290         70,166
    RehabCare Group, Inc.*                                483          7,665
    Res-Care, Inc.*                                     4,400         77,000
    Sierra Health Services, Inc.*                       1,014         41,746
    Sunrise Senior Living, Inc.*                        1,105         43,670
    United Surgical Partners International, Inc.*         938         28,900
    Visicu, Inc.*                                          40            312
    Wellcare Health Plans, Inc.*                          910         77,577
                                                                ------------
                                                                   1,376,350
                                                                ------------
    HEALTH CARE TECHNOLOGY -- 0.1%
    Allscripts Healthcare Solutions, Inc.*              1,044         27,990
    Computer Programs and Systems, Inc.                   100          2,682
    Dendrite International, Inc.*                         975         15,269

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Emageon, Inc.*                                         40   $        440
    Merge Technologies, Inc.*                             190            925
    Trizetto Group, Inc.*                                  20            400
                                                                ------------
                                                                      47,706
                                                                ------------
    LIFE SCIENCES TOOLS & SERVICES -- 0.6%
    Affymetrix, Inc.*                                      70          2,105
    Bio-Rad Laboratories, Inc.*                            90          6,286
    Bruker Biosciences Corp.*                           4,610         48,497
    Cambrex Corp.                                         801         19,705
    Dionex Corp.*                                         347         23,634
    Enzo Biochem, Inc.*                                   610          9,199
    eResearch Technology, Inc.*                           240          1,886
    Illumina, Inc.*                                       710         20,803
    Kendle International, Inc.*                           287         10,194
    Nektar Therapeutics*                                   80          1,045
    PARAXEL International Corp.*                        2,725         98,018
    Pharmanet Development Group, Inc.*                    319          8,294
    Varian, Inc.*                                          20          1,165
                                                                ------------
                                                                     250,831
                                                                ------------
    PHARMACEUTICALS -- 1.5%
    Adams Respiratory Therapeutics*                     2,730         91,810
    Adolor Corp.*                                          90            788
    Alpharma, Inc.                                      1,338         32,219
    Atherogenics, Inc.*                                   120            337
    Bentley Pharmaceuticals, Inc.*                         70            573
    Bradley Pharmamaceuticals, Inc.*                      390          7,484
    Hi-Tech Pharmacal Co., Inc.*                          100          1,115
    K-V Pharmaceutical Company - Class A*               3,670         90,759
    Medicis Pharmaceutical Corp.                        2,250         69,345
    MGI Pharma, Inc.*                                   1,754         39,412
    Noven Pharmaceuticals, Inc.*                          450         10,440
    Par Pharmaceutical Co., Inc.*                          90          2,261
    PenWest Pharmaceuticals Co.*                           60            605
    Perrigo Co.                                         5,050         89,183
    Pozen, Inc.*                                           20            295
    Sciele Pharmaceutical Co.*                          3,867         91,571
    The Medicines Company                                 950         23,826
    Valeant Pharmaceuticals International               1,580         27,318
    ViroPharma, Inc.*                                   1,630         23,390
                                                                ------------
                                                                     602,731
                                                                ------------
  TOTAL HEALTH CARE                                                3,891,271
                                                                ------------
  INDUSTRIALS -- 16.6%
    AEROSPACE & DEFENSE -- 1.3%
    AAR Corp.*                                            938         25,851
    Applied Signal Technology, Inc.                       346          6,204
    Armre Holdings, Inc.*                                 550         37,031
    Ceradyne, Inc.*                                     3,004        164,439
    Cubic Corp.                                           309          6,687
    Curtiss Wright Corp.                                3,034        116,930
    DynCorp International, Inc.*                          230          3,471
    EDO Corp.                                             283          7,414
    Esterline Technologies Corp.*                         625         25,669
    Gencorp, Inc.*                                      1,150         15,916
    Heico Corp New Common                                  50          1,824
    Herley Industries, Inc.*                               40            625
    Hexcel Corp.*                                         130          2,580
    Ionatron, Inc.*                                       110            513


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Moog, Inc. - Class A*                                 966   $     40,234
    Teledyne Technologies, Inc.*                          931         34,857
    Triumph Group, Inc.                                   764         42,280
    United Industrial Corp.                                50          2,760
                                                                ------------
                                                                     535,285
                                                                ------------
    AIR FREIGHT & LOGISTICS -- 1.0%
    Atlas Air Worldwide Holdings, Inc.*                 1,150         60,639
    EGL, Inc.*                                            823         32,615
    Forward Air Corp.                                     575         18,906
    Hub Group, Inc. - Class A*                          7,639        221,455
    Pacer International, Inc.                           2,800         75,432
                                                                ------------
                                                                     409,047
                                                                ------------
    AIRLINES -- 0.5%
    AirTran Holdings, Inc.*                             5,000         51,350
    Alaska Air Group, Inc.*                             2,340         89,154
    ExpressJet Holdings, Inc.*                          1,310          7,651
    Frontier Airlines Holdings, Inc.*                     925          5,559
    JetBlue Airways Corp.*                                100          1,151
    Mesa Air Group, Inc.*                                 861          6,483
    Republic Airways Holdings, Inc.*                      620         14,235
    SkyWest, Inc.                                       1,668         44,753
                                                                ------------
                                                                     220,336
                                                                ------------
    BUILDING PRODUCTS -- 0.7%
    Ameron International Corp.                             10            659
    Apogee Enterprises, Inc.                              745         14,930
    Builders FirstSource, Inc.*                           460          7,392
    Goodman Global, Inc.*                               2,800         49,336
    Griffon Corp.*                                        642         15,889
    Insteel Industries, Inc.                               20            336
    Lennox International, Inc.                          3,858        137,731
    NCI Building Systems, Inc.*                           550         26,257
    Simpson Manufacturing Company, Inc.                   834         25,721
    Universal Forest Products, Inc.                       601         29,779
                                                                ------------
                                                                     308,030
                                                                ------------
    COMMERCIAL SERVICES & SUPPLIES -- 4.8%
    ABM Industries, Inc.                                1,822         48,083
    Acco Brands Corp.*                                  1,110         26,740
    Administaff, Inc.                                   2,557         90,006
    American Ecology Corp.                                 30            576
    Amrep Corp.                                            40          3,090
    Angelica Corp.                                        251          6,912
    Bowne & Co., Inc.                                     789         12,411
    Brady Corp. - Class A                               1,673         52,198
    CDI Corp.                                             768         22,211
    Central Parking Corp.                                 316          7,009
    Clean Harbors, Inc.*                                1,100         49,742
    Comsys IT Partners, Inc.*                           3,260         64,874
    Consolidated Graphics, Inc.*                        1,483        109,816
    Deluxe Corp.                                        1,320         44,260
    Ennis, Inc.                                           410         10,972
    First Advantage Corp.*                                 30            719
    First Consulting Group, Inc.*                       2,120         19,292
    FTI Consulting, Inc.*                               2,330         78,265
    G & K Services, Inc. - Class A                        609         22,094
    Harland Co.                                           555         28,433
    Healthcare Services Group, Inc.                       575         16,474
    Heidrick & Struggles International, Inc.*           1,909         92,491
    Herman Miller, Inc.                                 6,630        222,039

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    ICT Group, Inc.*                                    1,180   $     20,650
    IKON Office Solutions, Inc.                         2,390         34,344
    Interface, Inc. - Class A                           1,202         19,220
    Kelly Services, Inc. - Class A                        250          8,050
    Knoll, Inc.                                        10,100        240,683
    Labor Ready, Inc.*                                  3,169         60,179
    M&F Worldwide Corp.*                                  110          5,237
    McGrath RentCorp                                       90          2,850
    Mine Safety Appliances Co.                            270         11,356
    Mobile Mini, Inc.*                                    646         17,300
    On Assignment, Inc.*                                  753          9,345
    PHH Corp.*                                            550         16,808
    Quebecor World                                      2,030         25,822
    School Specialty, Inc.*                             2,092         75,542
    Spherion Corp.*                                     1,398         12,330
    Standard Parking Corp.*                               370         13,087
    Standard Register Co.                               1,111         14,054
    Steelcase, Inc.                                     5,400        107,406
    Teletech Holdings, Inc.*                               70          2,568
    Tetra Tech, Inc.*                                   1,262         24,054
    The Geo Group, Inc.*                                   20            906
    United Stationers, Inc.*                            1,105         66,212
    Viad Corp.                                            615         23,739
    Volt Information Sciences, Inc.*                    1,820         47,666
    Waste Connections, Inc.*                            1,576         47,185
    Watson Wyatt Worldwide, Inc.                          994         48,358
                                                                ------------
                                                                   1,983,658
                                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.8%
    Comfort Systems USA, Inc.                           4,800         57,504
    EMCOR Group, Inc.*                                    940         55,441
    Granite Construction, Inc.                            260         14,367
    Insituform Technologies, Inc.*                        558         11,601
    Integrated Electrical Services, Inc.*                  20            495
    Perini Corp.*                                          30          1,106
    Sterling Construction Co., Inc.*                       10            191
    The Shaw Group, Inc.*                               2,056         64,291
    URS Corp.*                                          3,134        133,477
                                                                ------------
                                                                     338,473
                                                                ------------
    ELECTRICAL EQUIPMENT -- 2.8%
    Acuity Brands, Inc.                                 3,157        171,867
    Baldor Electric Co.                                 1,357         51,213
    Belden CDT, Inc.                                    3,115        166,933
    C & D Technologies, Inc.                              574          2,887
    Encore Wire Corp.                                      60          1,519
    Energy Conversion Devices, Inc.*                       30          1,048
    Evergreen Solar, Inc.*                                 80            780
    Franklin Electric Co., Inc.                           140          6,510
    Fuelcell Energy, Inc.*                                170          1,336
    General Cable Corp.*                                2,960        158,153
    LSI Industries, Inc.                                   60          1,005
    Magnetek, Inc.*                                       600          3,024
    Medis Technologies, Ltd.*                              30            507
    Power-One, Inc.*                                    2,280         13,042
    Regal-Beloit Corp.                                  6,122        283,938
    Smith, Corp.                                          908         34,704
    Superior Essex, Inc.*                                  10            347
    The Genlyte Group, Inc.*                            2,800        197,540
    Vicor Corp.                                           643          6,443
    Woodward Governor Co.                               1,001         41,211
                                                                ------------
                                                                   1,144,007
                                                                ------------

      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    INDUSTRIAL CONGLOMERATES -- 0.1%
    Raven Industries, Inc.                                 50   $      1,403
    Standex International Corp.                           576         16,422
    Tredegar Industries Corp.                             798         18,186
                                                                ------------
                                                                      36,011
                                                                ------------
    MACHINERY -- 3.1%
    A.S.V., Inc.*                                         349          5,326
    Actuant Corp. - Class A                               120          6,097
    Albany International Corp.                          2,598         93,372
    American Science & Engineering, Inc.*                  30          1,580
    Ampco-Pittsburgh Corp.                                 20            578
    Astec Industries, Inc.*                               443         17,831
    Barnes Group, Inc.                                  1,514         34,837
    Basin Water, Inc.*                                     40            275
    Blount International, Inc.*                           180          2,241
    Briggs & Stratton Corp.                             1,748         53,926
    Cascade Corp.                                         917         54,910
    Chart Industries, Inc.*                               420          7,627
    Circor International, Inc.                          2,000         71,400
    Clarcor, Inc.                                       1,400         44,520
    Columbus McKinnon Corp.*                            2,720         60,901
    Dynamic Materials Corp.                                40          1,309
    EnPro Industries, Inc.*                             3,275        118,064
    Federal Signal Corp.                                  570          8,846
    Freightcar America, Inc.                               40          1,927
    Gardner Denver, Inc.*                               3,936        137,170
    Gehl Co.*                                              10            254
    Gorman-Rupp Co.                                        40          1,281
    Greenbrier Cos., Inc.                                  40          1,068
    IDEX Corp.                                          1,198         60,954
    Kaydon Corp.                                          972         41,368
    Kennametal, Inc.                                    1,100         74,371
    Lindsay Manufacturing Co.                             204          6,485
    Lydall, Inc.*                                         380          6,038
    Middleby Corp.*                                        50          6,592
    Miller Industries, Inc.*                               20            436
    Mueller Industries, Inc.                            3,252         97,885
    Nordson Corp.                                         220         10,221
    Robbins & Myers, Inc.                                 380         14,170
    Tecumseh Products Co. - Class A*                      150          1,511
    The Manitowoc Co., Inc.                             1,130         71,789
    The Toro Co.                                          725         37,149
    Valmont Industries, Inc.                              508         29,378
    Wabash National Corp.                                 936         14,433
    Watts Water Technologies, Inc. - Class A              813         30,918
    Westinghouse Air Brake Co.                          2,220         76,568
                                                                ------------
                                                                   1,305,606
                                                                ------------
    MARINE -- 0.1%
    American Commercial Lines, Inc.*                      610         19,184
    Horizon Lines, Inc.                                    20            656
    Kirby Corp.*                                          967         33,826
                                                                ------------
                                                                      53,666
                                                                ------------
    ROAD & RAIL -- 0.7%
    Amerco, Inc.*                                          60          4,199
    Arkansas Best Corp.                                   967         34,377
    Celadon Group, Inc.*                                   10            167
    Florida East Coast Industries, Inc.                   130          8,150

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Genesee & Wyoming, Inc.*                              200   $      5,322
    Heartland Express, Inc.                             1,512         24,010
    Kansas City Southern Industries, Inc.*              1,977         70,342
    Knight Transportation, Inc.                           935         16,662
    Landstar System, Inc.                               1,020         46,757
    Marten Transport, Ltd.*                                40            635
    Old Dominion Freight Line, Inc.*                      546         15,730
    Universal Truckload Services, Inc.*                    90          2,179
    Werner Enterprises, Inc.                              490          8,903
    YRC Worldwide, Inc.*                                1,600         64,352
                                                                ------------
                                                                     301,785
                                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.7%
    Applied Industrial Technologies, Inc.               1,398         34,295
    Beacon Roofing Supply, Inc.*                           90          1,456
    BlueLINX Holdings, Inc.                               140          1,470
    Electro Rent Corp.*                                   610          8,784
    Houston Wire & Cable Co.*                           1,450         40,629
    Interline Brands, Inc.*                               880         19,290
    Kaman Corp. - Class A                                 697         16,247
    Lawson Products, Inc.                                 160          6,061
    MSC Industrial Direct Co., Inc. - Class A           1,970         91,959
    TransDigm Group, Inc.*                                 60          2,183
    UAP Holding Corp.                                     280          7,238
    Watsco, Inc.                                          749         38,251
                                                                ------------
                                                                     267,863
                                                                ------------
  TOTAL INDUSTRIALS                                                6,903,767
                                                                ------------
  INFORMATION TECHNOLOGY -- 15.9%
    COMMUNICATIONS EQUIPMENT -- 2.5%
    Adtran, Inc.                                          810         19,723
    Andrew Corp.*                                         360          3,812
    Arris Group, Inc.*                                  3,740         52,659
    Avocent Corp.*                                      3,140         84,686
    Bel Fuse, Inc. - Class B                              263         10,181
    Black Box Corp.                                       668         24,409
    Blue Coat Systems, Inc.*                              368         13,517
    C-COR.net Corp.*                                    1,203         16,674
    CommScope, Inc.*                                    2,320         99,528
    Comtech Telecommunications Corp.*                     421         16,305
    Digi International, Inc.*                             644          8,179
    Ditech Networks, Inc.*                                622          5,051
    Foundry Networks, Inc.*                             5,030         68,257
    Harmonic, Inc.*                                     1,853         18,196
    Inter-Tel, Inc.                                       542         12,813
    Interdigital Communications Corp.*                    220          6,967
    IXYS Corp.*                                           110          1,023
    KVH Industries, Inc.*                               8,100         75,492
    Loral Space & Communications, Ltd.*                    70          3,562
    NETGEAR, Inc.*                                      5,124        146,188
    Network Equipment Technologies, Inc.*                 588          5,704
    PC-Tel, Inc.*                                         413          4,200
    Plantronics, Inc.                                     280          6,614
    Polycom, Inc.*                                      6,180        205,979
    Powerwave Technologies, Inc.*                         160            910


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Radyne Corp.*                                          70   $        638
    Sirenza Microdevices, Inc.*                            20            172
    Sycamore Networks, Inc.*                            9,500         35,530
    Symmetricom, Inc.*                                  1,233         10,234
    Tekelec*                                            2,830         42,195
    Tollgrade Communications, Inc.*                       246          3,090
    UTStarcom, Inc.*                                      460          3,813
    Viasat, Inc.*                                         480         15,826
                                                                ------------
                                                                   1,022,127
                                                                ------------
    COMPUTERS & PERIPHERALS -- 0.9%
    Adaptec, Inc.*                                      3,341         12,930
    Avid Technology, Inc.*                              1,090         38,019
    Brocade Communications Systems, Inc.*                 210          1,999
    Cray, Inc.*                                         5,900         81,361
    Electronics for Imaging, Inc.*                      4,540        106,463
    Emulex Corp.*                                         440          8,048
    Hutchinson Technology, Inc.*                          649         15,154
    Hypercom Corp.*                                        50            298
    Imation Corp.                                         170          6,865
    Intermec, Inc.*                                     2,340         52,276
    Komag, Inc.*                                          673         22,027
    Neoware, Inc.*                                        444          4,471
    Novatel Wireless, Inc.*                               719         11,533
    Palm, Inc.*                                            50            906
    Prestek, Inc.*                                        210          1,270
    Rackable Systems, Inc.*                                60          1,018
    Synaptics, Inc.*                                      474         12,125
                                                                ------------
                                                                     376,763
                                                                ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
    Aeroflex, Inc.*                                     1,612         21,198
    Agilysys, Inc.                                      1,059         23,796
    Anixter International, Inc.*                        1,052         69,369
    Bell Microproducts, Inc.*                             745          4,768
    Benchmark Electronics, Inc.*                        7,314        151,107
    Brightpoint, Inc.*                                  1,560         17,846
    CalAmp Corp.*                                          80            690
    Checkpoint Systems, Inc.*                             916         21,673
    Cogent, Inc.*                                         660          8,877
    Cognex Corp.                                        1,681         36,427
    Coherent, Inc.*                                       837         26,566
    CPI International, Inc.*                            3,500         67,270
    CTS Corp.                                           1,940         26,811
    Daktronics, Inc.                                      610         16,738
    Dolby Laboratories, Inc.*                           1,120         38,651
    Electro Scientific Industries, Inc.*                4,253         81,828
    FLIR Systems, Inc.*                                 1,472         52,506
    Gerber Scientific, Inc.*                              595          6,313
    Global Imaging Systems, Inc.*                       1,033         20,144
    Insight Enterprises, Inc.*                          1,242         22,331
    Itron, Inc.*                                          498         32,390
    Keithley Instruments, Inc.                            359          5,489
    Littelfuse, Inc.*                                     473         19,204
    LoJack Corp.*                                         425          8,067
    Maxwell Technologies, Inc.*                            10            125
    Mercury Computer Systems, Inc.*                       387          5,368
    Methode Electronics, Inc. - Class A                 1,613         23,824
    MTS Systems Corp.                                     533         20,702
    Multi-Fineline Electronix, Inc.*                       60            921
    Park Electrochemical Corp.                            610         16,543

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Paxar Corp.*                                        1,017   $     29,188
    Photon Dynamics, Inc.*                              5,884         74,197
    Planar Systems, Inc.*                                 410          3,555
    Plexus Corp.*                                         110          1,887
    Radisys Corp.*                                        571          9,330
    Rofin-Sinar Technologies, Inc.*                     1,300         76,934
    Rogers Corp.*                                         340         15,079
    ScanSource, Inc.*                                     468         12,561
    Technitrol, Inc.                                    1,025         26,845
    Trimble Navigation, Ltd.*                           2,080         55,827
    TTM Technologies, Inc.*                                50            477
    X-Rite, Inc.                                          775         10,036
                                                                ------------
                                                                   1,163,458
                                                                ------------
    INTERNET SOFTWARE & SERVICES -- 1.4%
    Access Integrated Technologies, Inc.*                 100            543
    Ariba, Inc.*                                        5,100         47,940
    Bankrate, Inc.*                                       218          7,682
    CNET Networks, Inc.*                                   90            784
    Digital River, Inc.*                                1,560         86,190
    Earthlink, Inc.*                                    1,180          8,673
    eCollege.Com, Inc.*                                    30            539
    Imergent, Inc.                                      2,300         44,758
    Infospace, Inc.*                                      896         23,000
    Ipass, Inc.*                                          220          1,107
    j2 Global Communications, Inc.*                     4,698        130,229
    Jupitermedia Corp.*                                   210          1,390
    Liquidity Services, Inc.*                              20            339
    Marchex, Inc.                                          80          1,226
    Miva, Inc.*                                           799          3,068
    Openwave Systems, Inc.*                               100            815
    SonicWALL, Inc.*                                    8,800         73,568
    The Knot, Inc.*                                        10            215
    Travelzoo, Inc.*                                      470         17,282
    United Online, Inc.                                 2,750         38,582
    Valueclick, Inc.*                                      80          2,090
    Webex Communications, Inc.*                           841         47,819
    Websense, Inc.*                                     1,041         23,933
    WebSideStory, Inc.*                                    40            518
    Website Pros, Inc.*                                 3,500         31,535
                                                                ------------
                                                                     593,825
                                                                ------------
    IT SERVICES -- 1.0%
    CACI International, Inc. - Class A*                   657         30,787
    Carreker Corp.*                                       680          5,454
    Cass Information Systems, Inc.                         30          1,013
    CIBER, Inc.*                                        1,321         10,396
    Covansys Corp.*                                        70          1,728
    CSG Systems International, Inc.*                      500         12,510
    eFunds Corp.*                                       1,093         29,139
    Euronet Worldwide, Inc.*                               80          2,149
    Gartner, Inc. - Class A*                              440         10,538
    Gevity HR, Inc.                                       820         16,187
    InfoUSA, Inc.                                         350          3,367
    Keane, Inc.*                                        1,155         15,685
    Mantech International Corp. - Class A*                279          9,321
    MAXIMUS, Inc.                                         631         21,757
    Modis Professional Services, Inc.*                  5,660         80,089
    Ness Technologies, Inc.*                            1,840         23,515
    Perot Systems Corp.*                                1,350         24,124
    RightNow Technologies, Inc.*                        1,400         22,932


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    SRA International, Inc. - Class A*                    150   $      3,654
    StarTek, Inc.                                         673          6,589
    Sykes Enterprises, Inc.*                              705         12,859
    Syntel, Inc.                                          500         17,325
    TALX Corp.                                            573         18,983
    The BISYS Group, Inc.*                              1,250         14,325
    Wright Express Corp.*                                 530         16,075
                                                                ------------
                                                                     410,501
                                                                ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
    Actel Corp.*                                          643         10,622
    Advanced Analogic Technologies, Inc.*                  80            526
    Advanced Energy Industries, Inc.*                   2,964         62,363
    AMIS Holdings, Inc.*                                2,820         30,879
    Amkor Technology, Inc.*                             1,840         22,963
    ANADIGICS, Inc.*                                    6,300         74,466
    Asyst Technologies, Inc.*                             130            914
    ATMI, Inc.*                                           860         26,290
    Axcelis Technologies, Inc.*                         2,561         19,566
    Brooks Automation, Inc.*                            2,061         35,346
    Cabot Microelectronics Corp.*                       2,138         71,644
    Cirrus Logic, Inc.*                                 2,300         17,618
    Cohu, Inc.                                            650         12,220
    Credence Systems Corp.*                               130            430
    Cymer, Inc.*                                        2,863        118,958
    Diodes, Inc.*                                       1,060         36,941
    DSP Group, Inc*                                     6,433        122,227
    Eagle Test Systems, Inc.*                           3,410         56,742
    Exar Corp.*                                           917         12,141
    FEI Co.*                                              569         20,518
    Genesis Microchip, Inc.*                              210          1,951
    Hittite Microwave Corp.*                               80          3,214
    Ikanos Communications*                                110            855
    Intevac, Inc.*                                        469         12,368
    Kopin Corp.*                                        1,433          4,844
    Kulicke & Soffa Industries, Inc.*                   1,577         14,587
    Micrel, Inc.*                                         110          1,212
    Microsemi Corp.*                                    1,855         38,603
    MKS Instruments, Inc.*                              2,166         55,276
    Monolithic Power Systems, Inc.*                        60            774
    Netlogic Microsystems, Inc.*                           60          1,597
    Omnivision Technologies, Inc.*                        380          4,925
    ON Semiconductor Corp.*                             7,300         65,116
    PDF Solutions, Inc.*                                   30            339
    Pericom Semiconductor Corp.*                          587          5,741
    Photronics, Inc.*                                   1,043         16,219
    RF Micro Devices, Inc.*                             5,760         35,885
    Rudolph Technologies, Inc.*                           496          8,650
    Semtech Corp.*                                        580          7,818
    Silicon Image, Inc.*                                  130          1,061
    Sirf Technology Holdings, Inc.*                        70          1,943
    Skyworks Solutions, Inc.*                           4,206         24,184
    Standard Microsystems Corp.*                          455         13,896
    Supertex, Inc.*                                       357         11,856
    Techwell, Inc.*                                        50            624
    Trident Microsystems, Inc.*                         2,840         56,970
    TriQuint Semiconductor, Inc.*                       8,310         41,550
    Ultratech, Inc.*                                      619          8,425
    Varian Semiconductor Equipment Associates, Inc.*    4,372        233,377
    Veeco Instruments, Inc.*                              797         15,542

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Zoran Corp.*                                        1,410   $     23,998
                                                                ------------
                                                                   1,466,774
                                                                ------------
    SOFTWARE -- 3.8%
    Altiris, Inc.*                                        440         14,480
    ANSYS, Inc.*                                          724         36,757
    Blackbaud, Inc.                                       760         18,559
    Bottomline Technologies, Inc.*                         10            109
    Captaris, Inc.*                                       839          4,858
    Catapult Communications Corp.*                        178          1,734
    Concur Technologies, Inc.*                            573         10,005
    Epicor Software Corp.*                              1,205         16,762
    EPIQ Systems, Inc.*                                   262          5,340
    eSpeed, Inc.*                                       1,190         11,305
    FactSet Research Systems, Inc.                        686         43,115
    FalconStor Software, Inc.*                             20            208
    Hyperion Solutions Corp.*                           1,232         63,855
    Interactive Intelligence, Inc.*                     3,190         48,616
    Jack Henry & Associates, Inc.                       7,320        176,046
    JDA Software Group, Inc.*                             675         10,145
    Kronos, Inc.*                                         826         44,191
    Lawson Software, Inc.*                                 60            485
    Macrovision Corp.*                                    180          4,509
    Manhattan Associates, Inc.*                           666         18,268
    MapInfo Corp.*                                        456          9,179
    MICROS Systems, Inc.*                                 919         49,617
    MicroStrategy, Inc. - Class A*                        470         59,403
    Midway Games, Inc.*                                    10             63
    Napster, Inc.*                                      1,064          4,405
    Nuance Communications, Inc.*                        2,835         43,404
    Parametric Technology Corp.*                        6,680        127,521
    Phoenix Technologies, Ltd.*                           865          5,406
    Progress Software Co.*                              3,590        112,008
    Quality Systems, Inc.                                 337         13,480
    Quest Software, Inc.*                                 700         11,389
    Radiant Systems, Inc.*                                609          7,935
    Renaissance Learning, Inc.                            450          5,927
    Secure Computing Corp.*                             3,891         29,961
    Smith Micro Software, Inc.*                         5,700        106,191
    Sonic Solutions*                                      679          9,574
    SPSS, Inc.*                                           519         18,736
    Sybase, Inc.*                                       7,700        194,656
    Synchronoss Technologies, Inc.*                        10            174
    Take-Two Interactive Software, Inc.*                1,586         31,942
    THQ, Inc.*                                          1,390         47,524
    TIBCO Software, Inc.*                              18,810        160,261
    Vasco Data Security International, Inc.*               10            179
    Wind River Systems, Inc.*                              30            298
                                                                ------------
                                                                   1,578,580
                                                                ------------
  TOTAL INFORMATION TECHNOLOGY                                     6,612,028
                                                                ------------
  MATERIALS -- 5.2%
    CHEMICALS -- 1.9%
    Albemarle Corp.                                     2,100         86,814
    American Vanguard Corp.                                50            854
    Arch Chemicals, Inc.                                  903         28,192
    Calgon Carbon Corp.*                                  120            997
    CF Industries Holdings, Inc.                          110          4,240
    Ferro Corp.                                           370          7,996
    Fuller, Co.                                         5,281        144,013
    Georgia Gulf Corp.                                  2,970         48,144
    Hercules, Inc.*                                     7,170        140,102


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Koppers Holdings, Inc.                              1,910   $     49,010
    Kronos Worldwide, Inc.                                370         11,992
    MacDermid, Inc.                                       610         21,271
    Material Sciences Corp.*                              264          2,635
    Minerals Technologies, Inc.                           140          8,702
    NewMarket Corp.                                        90          3,660
    NL Industries, Inc.                                 1,380         15,042
    Octel Corp.                                           140          8,070
    Olin Corp.                                            790         13,382
    OM Group, Inc.*                                     1,947         86,992
    Omnova Solutions, Inc.*                               947          5,171
    Penford Corp.                                         179          3,605
    Pioneer Cos., Inc.*                                   230          6,357
    PolyOne Corp.*                                      2,598         15,848
    Quaker Chemical Corp.                                 214          5,095
    Schulman, Inc.                                        896         21,110
    Sensient Technologies Corp.                           400         10,312
    Spartech Corp.                                        300          8,802
    Symvx Technologies, Inc.*                              60          1,063
    Terra Industries, Inc.*                               980         17,150
    Tronox, Inc. - Class B                              1,150         16,077
    W.R. Grace & Co.*                                     430         11,361
    Wellman, Inc.                                         569          2,048
                                                                ------------
                                                                     806,107
                                                                ------------
    CONSTRUCTION MATERIALS -- 0.2%
    Headwaters, Inc.*                                     993         21,697
    Texas Industries, Inc.                                769         58,083
    US Concrete, Inc.*                                    210          1,642
                                                                ------------
                                                                      81,422
                                                                ------------
    CONTAINERS & PACKAGING -- 0.4%
    AptarGroup, Inc.                                      918         61,442
    Caraustar Industries, Inc.*                           655          4,113
    Chesapeake Corp.                                      543          8,199
    Greif Brothers Corp. - Class A                        100         11,111
    Myers Industries, Inc.                                683         12,759
    Rock Tenn Co. - Class A                             1,311         43,525
    Silgan Holdings, Inc.                                 260         13,289
                                                                ------------
                                                                     154,438
                                                                ------------
    METALS & MINING -- 2.2%
    AK Steel Holding Corp.*                             1,824         42,663
    Amcol International Corp.                             631         18,709
    Brush Engineered Materials, Inc.*                   2,132        103,338
    Carpenter Technology Corp.                            609         73,543
    Castle & Co.                                          363         10,658
    Century Aluminum Co.*                                 762         35,722
    Chaparral Steel Co.                                 3,667        213,309
    Cleveland-Cliffs, Inc.                              1,063         68,043
    Compass Minerals International, Inc.                  210          7,014
    Gibraltar Industries, Inc                             739         16,716
    Hecla Mining Co.*                                      10             91
    Metal Management, Inc.                                210          9,702
    Quanex Corp.                                        4,376        185,324
    Royal Gold, Inc.                                       10            301
    RTI International Metals, Inc.*                       520         47,325
    Ryerson Tull, Inc.*                                   714         28,289
    Schnitzer Steel Industries, Inc. - Class A            100          4,017
    Steel Technologies, Inc.                              301          8,903
    Stillwater Mining Co.*                                 40            508
    Wheeling-Pittsburgh Corp.*                             20            474

                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    Worthington Industries, Inc.                          830   $     17,081
                                                                ------------
                                                                     891,730
                                                                ------------
    PAPER & FOREST PRODUCTS -- 0.5%
    Buckeye Technologies, Inc.*                         1,016         13,188
    Deltic Timber Corp.                                   208          9,976
    Glatfelter                                          5,530         82,452
    Neenah Paper, Inc.                                    380         15,101
    Pope & Talbot, Inc.*                                  348          2,349
    Schweitzer-Mauduit International, Inc.                540         13,419
    Wausau Paper Corp.                                  5,622         80,732
                                                                ------------
                                                                     217,217
                                                                ------------
  TOTAL MATERIALS                                                  2,150,914
                                                                ------------
  TELECOMMUNICATION SERVICES -- 0.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
    Alaska Communications Systems Group, Inc.           3,150         46,463
    Atlantic Tele-Network, Inc.                            90          2,352
    Cogent Communications Group, Inc.*                     10            236
    Consolidated Communications Holdings, Inc.             90          1,790
    CT Communications, Inc.                               539         12,990
    Fairpoint Communications, Inc.                        290          5,571
    General Communication, Inc. - Class A*                814         11,396
    Golden Telecom, Inc.                                  240         13,291
    Iowa Telecommunications Services, Inc.                640         12,800
    North Pittsburgh Systems, Inc.                        300          6,531
    SureWest Communications                               100          2,487
                                                                ------------
                                                                     115,907
                                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
    Centennial Communications, Inc.*                    4,220         34,730
    Dobson Communications Corp.*                       14,560        125,070
    FiberTower Corp.*                                     120            623
    Inphonic, Inc.*                                        30            327
    Syniverse Holdings, Inc.*                              70            738
    USA Mobility, Inc.                                  1,300         25,909
                                                                ------------
                                                                     187,397
                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                                   303,304
                                                                ------------
  UTILITIES -- 3.4%
    ELECTRIC UTILITIES -- 1.3%
    ALLETE, Inc.                                        1,047         48,811
    Central Vermont Public Service Corp.                  252          7,263
    Cleco Corp.                                         2,196         56,723
    El Paso Electric Co.*                               1,130         29,775
    Green Mountain Power Corp.                            116          4,045
    Hawaiian Electric Industries, Inc.                  2,900         75,371
    Idacorp, Inc.                                         440         14,890
    ITC Holdings Corp.                                     20            866
    MGE Energy, Inc.                                    5,140        182,264
    Otter Tail Power Co.                                  440         15,066
    The Empire District Electric Co.                      550         13,640
    UIL Holdings Corp.                                    929         32,236
    Unisource Energy Corp.                              1,268         47,613
    Westar Energy, Inc.                                   740         20,365
                                                                ------------
                                                                     548,928
                                                                ------------

      The accompanying notes are integral part of the financial statements.



                                       13
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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                   VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------   ------------

    GAS UTILITIES -- 1.6%
    Atmos Energy Corp.                                  2,206   $     69,004
    Cascade Natural Gas Corp.                             383         10,092
    Energen Corp.                                       1,459         74,249
    New Jersey Resources Corp.                          1,101         55,105
    Nicor, Inc.                                           440         21,305
    Northwest Natural Gas Co.                           1,052         48,045
    Piedmont Natural Gas Co.                            2,796         73,759
    South Jersey Industries, Inc.                       1,163         44,252
    Southern Union Co.                                  2,379         72,296
    Southwest Gas Corp.                                 2,182         84,814
    The Laclede Group, Inc.                               863         26,822
    UGI Corp.                                           2,672         71,369
    WGL Holdings, Inc.                                    490         15,670
                                                                ------------
                                                                     666,782
                                                                ------------
    MULTI-UTILITIES -- 0.4%
    Avista Corp.                                        1,682         40,755
    Black Hills Corp.                                   2,190         80,526
    CH Energy Group, Inc.                                 512         24,929
    PNM Resources, Inc.                                   400         12,920
                                                                ------------
                                                                     159,130
                                                                ------------
    WATER UTILITIES -- 0.1%
    American States Water Co.                             668         24,629
    California Water Service Group                        250          9,580
    SJW Corp.                                              40          1,619
                                                                ------------
                                                                      35,828
                                                                ------------
  TOTAL UTILITIES                                                  1,410,668
                                                                ------------

  TOTAL COMMON STOCK
    (Cost $32,632,059)                                            39,667,238
                                                                ------------

EXCHANGE TRADED FUNDS -- 3.9%
    iShares S&P SmallCap 600
      Growth Index Fund
      (Cost $1,568,159)                                12,126      1,620,034
                                                                ------------
SHORT-TERM INVESTMENTS -- 0.6%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                            124,414        124,414
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                            124,414        124,414
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $248,828)                                                  248,828
                                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $34,449,046)+                                         $ 41,536,100
                                                                ============


*    Non-income producing security.
+ The cost for Federal income tax purposes is $34,744,516. At March 31, 2007 net unrealized appreciation was $6,791,584. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,627,090, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $835,506.



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------




                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
COMMON STOCK -- 88.6%

  AUSTRALIA -- 4.5%
    Amcor Ltd.                                          6,739   $     41,167
    AMP, Ltd.                                         142,843      1,200,818
    Ansell Ltd.*                                       46,018        431,905
    APN News & Media Ltd.*                              8,114         38,602
    Australia & New Zealand Banking Group, Ltd.        73,076      1,756,038
    Australian Worldwide Exploration Ltd.*            145,600        335,744
    Axa Asia Pacific Holdings Ltd.                      5,677         33,163
    Babcock & Brown Ltd.*                              21,600        480,082
    BHP Billiton, Ltd.                                 98,307      2,377,459
    BlueScope Steel, Ltd.*                             88,319        750,319
    Brambles Industries Ltd.                           44,211        486,845
    Caltex Australia, Ltd.                             35,887        692,804
    Centro Properties Group                             4,811         33,904
    Challenger Financial Services Group*              104,500        403,308
    Cochlear, Ltd.*                                     6,700        350,846
    Coles Myer Ltd.*                                   81,549      1,072,197
    Commonwealth Bank of Australia*                    98,959      4,024,208
    Computershare Ltd.*                                35,000        307,256
    CSL, Ltd.                                          13,666        910,779
    Downer Group of Australia                          94,339        520,569
    Foster's Group Ltd.*                              122,625        679,629
    General Property Trust                             66,075        264,099
    Goodman Fielder,  Ltd.*                           204,600        403,923
    Harvey Norman Holdings,  Ltd.*                     16,969         64,804
    Incitec Pivot, Ltd.*                               11,800        472,596
    Insurance Australia Group Ltd.                     83,695        396,826
    Investa Property Group*                           243,498        478,745
    John Fairfax Holdings Ltd.*                        50,673        204,178
    Jubilee Mines NL*                                  17,341        245,816
    Leighton Holdings, Ltd.*                           69,750      1,891,694
    Lend Lease Corp. Ltd.*                              1,688         27,302
    Macquarie Airports*                               855,098      2,760,523
    Minara Resources Ltd.*                              7,323         43,786
    Mirvac Group*                                     297,729      1,262,278
    Multiplex Group*                                   12,447         45,017
    National Australia Bank Ltd.                       31,747      1,037,735
    Newcrest Mining, Ltd.*                             65,192      1,254,849
    News Corp. - Class B                               66,422      1,625,346
    Orica Ltd.                                         19,220        394,216
    Origin Energy Ltd.*                               100,393        731,865
    Oxiana Resources Nl*                              328,305        746,425
    Pacific Brands, Ltd.                              153,100        380,291
    Publishing & Broadcasting Ltd.*                    12,824        205,962
    Qantas Airways, Ltd.*                              85,862        364,723
    QBE Insurance Group, Ltd.*                        222,284      5,672,474
    Record Investments                                 45,400        411,412
    Rio Tinto, Ltd.                                    42,588      2,715,634
    Santos, Ltd.                                      150,845      1,238,795
    Tattersall's Ltd.*                                189,588        789,988
    Telstra Corp., Ltd.                               219,473        827,503
    Woolworths, Ltd.*                                  26,325        579,135
    Zinifex Ltd.*                                     163,148      2,083,010
                                                                ------------
  TOTAL AUSTRALIA                                                 46,548,592
                                                                ------------

                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
  AUSTRIA -- 1.7%
    Andritz AG*                                         1,830   $    459,071
    Boehler-Uddeholm AG                                 7,200        692,502
    Erste Bank der oesterreichischen Sparkassen AG*    30,843      2,402,045
    Flughafen Wien AG*                                  3,433        336,196
    Immoeast AG*                                      111,471      1,667,769
    OMV AG*                                            64,136      4,039,611
    Raiffeisen International Bank-Holding AG*          15,083      2,123,254
    Telekom Austria AG                                 36,073        901,596
    Voestalpine AG                                     45,148      3,274,872
    Wiener Staedtische Allgemeine Verischerung AG      10,661        756,220
    Wienerberger AG*                                   14,958        934,138
                                                                ------------
  TOTAL AUSTRIA                                                   17,587,274
                                                                ------------

  BELGIUM -- 1.3%
    Almancora Comm. VA*                                10,217      1,549,085
    Cofinimmo                                             241         50,190
    Colruyt NV*                                         1,740        398,188
    Delhaize Group*                                    13,623      1,252,219
    Dexia                                              49,051      1,463,818
    Fortis*                                            55,436      2,531,902
    KBC Bancassurance Holding NV*                      27,258      3,390,364
    Mobistar SA*                                        6,200        524,266
    Solvay SA*                                          6,277        964,622
    Telenet Group Holding NV*                          10,600        341,821
    UCB SA*                                             2,110        122,808
    Umicore*                                            3,800        675,643
                                                                ------------
  TOTAL BELGIUM                                                   13,264,926
                                                                ------------

  BERMUDA -- 0.1%
    Central European Media Enterprises, Ltd.*           7,685        680,123
                                                                ------------
  TOTAL BERMUDA                                                      680,123
                                                                ------------

  CANADA -- 1.1%
    Aspreva Pharmaceuticals Corp.*                      3,300         71,148
    Astral Media, Inc.                                 12,100        421,325
    Aur Resources, Inc.*                                2,700         56,830
    Axcan Pharma Inc.                                  18,900        313,172
    Bank Of Nova Scotia                                23,900      1,101,118
    Biovail Corp.                                       8,600        188,090
    Canaccord Capital, Inc.                            18,630        356,947
    Canadian Imperial Bank of Commerce                  9,100        789,718
    Eldorado Gold Corp.*                               23,857        139,484
    Gildan Activewear Inc.                              6,000        353,400
    Inmet Mining Corp.                                 14,800        814,032
    Ipsco, Inc.                                         5,900        774,487
    Ivanhoe Mines, Ltd.*                              141,134      1,650,333
    Kingsway Financial Services, Inc.                  14,600        273,284
    Kinross Gold Corp.                                 47,064        649,805
    LionOre Mining International Ltd.*                  6,500        108,211
    Mega Brands, Inc.*                                 12,500        274,578
    Methanex Corp.                                     19,000        423,447
    Metro, Inc.                                        11,300        357,254


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------



                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Northbridge Financial Corp.*                        8,700   $    246,720
    Potash Corp. of Saskatchewan, Inc.                  3,801        606,119
    Quebecor, Inc.                                     11,900        398,384
    Teck Cominco Ltd.                                  10,200        711,129
    Trican Well Service,Ltd.*                          16,100        318,653
    WestJet Airlines Ltd.*                             27,600        365,769
                                                                ------------
  TOTAL CANADA                                                    11,763,437
                                                                ------------
  CHILE -- 0.0%
    Sociedad Quimica y Minera de Chile SA ADR           1,177        171,842
                                                                ------------
  TOTAL CHILE                                                        171,842
                                                                ------------
  CHINA -- 0.1%
    Sherritt International Corp.                       41,300        595,264
                                                                ------------
  TOTAL CHINA                                                        595,264
                                                                ------------
  CZECH REPUBLIC -- 0.6%
    Komercni Banka AS                                  34,036      5,917,653
                                                                ------------
  TOTAL CZECH REPUBLIC                                             5,917,653
                                                                ------------
  DENMARK -- 0.5%
    Alk-Abello*                                         1,749        324,856
    Carlsberg A/S                                       4,887        531,829
    Danske Bank A/S*                                   29,600      1,377,114
    Jyske Bank A/S*                                     1,600        128,797
    Novo Nordisk A/S - Class B*                        10,285        938,562
    Rockwool International A/S- B Shares                  942        196,076
    Royal Unibrew A/S                                   1,671        202,219
    Sydbank A/S*                                       19,300      1,038,053
    Topdanmark*                                           450         87,132
    Vestas Wind Systems A/S*                            3,559        199,397
                                                                ------------
  TOTAL DENMARK                                                    5,024,035
                                                                ------------
  FINLAND -- 1.6%
    Cargotec Corp.                                      5,900        356,322
    Elisa Oyj (A Shares)                               14,307        414,538
    Fortum Oyj                                         66,771      1,947,142
    KCI Konecranes Oyj                                 15,900        533,122
    Kesko Oyj                                           6,300        336,044
    Nokia Oyj*                                        282,503      6,502,260
    Orion Oyj                                           6,872        165,606
    Outokumpu Oyj                                      23,648        812,812
    Rautaruukki Oyj                                    19,600        913,509
    Sampo Oyj*                                         16,881        512,345
    Sanomawsoy Oyj                                     20,785        616,672
    Stockmann Oyj Abp                                  12,092        528,689
    Uponor Oyj                                          6,305        222,859
    Wartsila Oyj - Class B                              8,709        538,532
    YI Oyj                                             53,596      1,847,175
                                                                ------------
  TOTAL FINLAND                                                   16,247,627
                                                                ------------
  FRANCE -- 9.7%
    Accor SA*                                           1,816        173,549
    Aeroports De Paris                                 16,719      1,609,834
    Air France                                        200,042      9,125,735
    Alstom                                              2,400        311,466
    Atos Origin SA                                      2,020        135,271
    BNP Paribas SA                                    143,339     14,971,715
    Bouygues SA                                        29,019      2,242,548
    Cap Gemini SA*                                     67,747      5,157,565
    Carrefour SA                                        8,246        603,092
    Ciments Francais                                    2,750        579,874
    CNP Assurances                                      6,946        808,924
                                                                ------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Compagnie de Saint-Gobain*                         19,641   $  1,919,785
    Compagnie Generale de Geophysique SA (CGG)*         2,900        608,210
    Compagnie Generale des Etablissements Michelin*     4,800        530,085
    Electricite de France                              21,296      1,785,406
    Euler SA                                            5,400        760,598
    Eurazeo                                             3,147        474,326
    Eutelsat Communications                            14,800        334,517
    France Telecom SA                                  52,879      1,396,516
    Gaz de France*                                      3,496        162,240
    Groupe Steria SCA*                                  5,200        340,443
    Haulotte Group*                                    13,400        429,429
    Havas SA*                                          25,734        148,163
    Hermes International*                               1,509        208,796
    Iliad SA*                                           3,600        374,769
    Ipsen*                                              6,500        319,274
    JC Decaux SA*                                      10,606        312,970
    L' Air Liquide SA*                                  8,571      2,089,538
    Lafarge SA                                         25,024      3,934,162
    Lagardere SCA*                                      3,536        272,265
    LVMH Moet Hennessy Louis Vuitton SA                24,574      2,726,286
    Natexis*                                           31,357        762,782
    Nexans SA*                                          5,100        674,468
    Pernod-Ricard SA*                                   8,923      1,809,655
    Pierre & Vacances*                                  2,400        330,221
    Pinault-Printemps-Redoute SA*                       8,527      1,363,586
    PSA Peugeot Citroen                                 3,290        231,877
    Publicis Groupe SA                                 48,576      2,346,422
    Renault SA*                                         3,353        392,144
    Rhodia SA*                                         81,200        298,294
    Sanofi-Synthelabo SA                               37,287      3,242,608
    Schneider Electric SA                              13,000      1,650,289
    Societe BIC SA*                                     1,503        105,107
    Societe Generale*                                  40,177      6,943,318
    Societe Television Francaise 1*                     9,243        309,421
    Sodexho Alliance SA*                               82,465      6,037,893
    SOITEC*                                            10,800        257,668
    Suez SA                                            24,044      1,268,060
    Total SA*                                         115,652      8,103,164
    Veolia Environnement*                               6,526        485,228
    Vinci SA                                            7,651      1,185,788
    Vivendi Universal SA                              171,129      6,954,066
                                                                ------------
  TOTAL FRANCE                                                    99,599,410
                                                                ------------
  GERMANY -- 7.9%
    Aareal Bank AG*                                    14,100        681,842
    Adidas-Salomon AG*                                  2,696        147,407
    Allianz AG                                         17,472      3,587,573
    BASF AG*                                           26,291      2,959,972
    Beiersdorf AG*                                     22,972      1,566,573
    Bilfinger Berger AG                                10,528        958,024
    Celesio AG                                          2,379        149,492
    Commerzbank AG                                     78,562      3,475,832
    Continental AG*                                     1,627        210,300
    DaimlerChrysler AG                                 25,060      2,055,443
    Deutsche Bank AG*                                  69,541      9,367,630
    Deutsche Boerse AG*                                 8,954      2,051,338
    Deutsche Lufthansa AG*                            245,442      6,665,646
    Deutsche Post AG*                                  84,514      2,558,259


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Deutsche Post AG (London Exchange)*                 3,239   $     97,711
    Deutsche Postbank AG*                              17,430      1,519,732
    E.On AG*                                           18,779      2,553,236
    Fraport AG                                         42,707      3,119,490
    Fresenius AG                                       19,965      1,603,675
    Fresenius Medical Care AG*                          9,999      1,454,857
    Fuchs Petrolub AG                                   3,700        324,434
    Heidelberger Druckmaschinen AG*                     2,769        126,874
    Henkel KGaA*                                        4,098        549,400
    Hochtief AG                                        17,132      1,737,024
    Hugo Boss AG*                                       7,400        430,008
    Hypo Real Estate Holding AG*                       17,577      1,120,942
    IKB Deutsche Industries*                           19,157        763,885
    Infineon Technologies AG*                         168,689      2,625,238
    IVG Immobilien AG*                                 38,758      1,856,122
    KarstadtQuelle AG                                  12,262        452,091
    Landesbank Berlin Holding AG*                      17,458        160,916
    Lanxess*                                            9,600        494,498
    Leoni AG                                            3,800        156,500
    MAN AG                                             57,875      6,733,876
    Merck KGaA                                          2,541        327,626
    Metro AG*                                           2,382        168,677
    MPC Muenchmeyer Petersen                            2,100        177,546
    MTU Aero Engines Holding AG                        16,242        971,799
    Muenchener Rueckversicherungs-Gesellschaft AG*     23,266      3,935,009
    Puma AG*                                              198         72,395
    Rhoen-Klinkum AG Common*                           15,376        916,287
    Salzgitter AG*                                     11,314      1,652,235
    Siemens AG*                                        24,348      2,602,662
    Software AG*                                        5,700        486,631
    Stada Arzneimittel AG*                              9,000        546,427
    Symrise AG*                                         1,282         33,292
    ThyssenKrupp AG                                    43,505      2,152,614
    Vivacon AG*                                         8,100        293,231
    Volkswagen AG*                                     12,244      1,840,059
    Volkswagen AG - Preferred Shares*                   1,018        104,752
    Wincor Nixdorf AG                                   4,100        382,073
                                                                ------------
  TOTAL GERMANY                                                   80,979,155
                                                                ------------
  GREECE -- 0.6%
    Bank of Cyprus, Ltd.*                             209,877      3,184,925
    Hellenic Exchanges Holding SA                      25,732        590,544
    Hellenic Telecommunications Organization SA*       76,266      2,086,493
    Intracom SA*                                       40,350        215,605
                                                                ------------
  TOTAL GREECE                                                     6,077,567
                                                                ------------
  HONG KONG -- 1.6%
    Beijing Capital International
      Airport Co., Ltd.                             1,377,031      1,367,602
    BOC Hong Kong , Ltd.*                              82,000        198,769
    Cathay Pacific Airways, Ltd.                       68,000        173,013
    Cheung Kong, Ltd.*                                 32,000        405,043


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    China Merchants Holdings
      International Co., Ltd.                         481,329   $  2,026,713
    Clear Media, Ltd.*                                153,000        166,247
    CLP, Ltd.                                          21,500        156,982
    Esprit Holdings Ltd.                                3,600         42,227
    FOXCONN International Holdings*                    59,000        180,092
    Galaxy Entertainment Group Ltd.*                  437,560        428,404
    Giordano International Ltd.                       194,000         94,350
    Gome Electrical Appliances                        532,498        592,232
    Henderson Land Development Co., Ltd.               49,000        286,280
    Hengan International Group Co.,  Ltd.             170,000        498,240
    Hong Kong Exchanges & Clearing Ltd.               159,500      1,554,479
    Hongkong Electric , Ltd.                          125,000        641,518
    Hutchinson Whampoa, Ltd.                           58,000        557,842
    Hutchison Telecommunications
       International, Ltd.                             73,552        149,109
    Kerry Properties, Ltd.                             37,000        190,126
    Kingboard Chemicals Holdings Ltd.                   2,500         10,511
    Li & Fung Ltd.                                     80,000        251,360
    Melco International Development, Ltd.             478,389        860,837
    Melco PBL Entertainment (Macau), Ltd.*              8,027        129,556
    Orient Overseas International, Ltd.                40,000        371,664
    Shangri-La Asia Ltd.                               10,000         24,752
    Shun Tak Holdings, Ltd.                         1,257,760      1,670,896
    Sino Land Co., Ltd.                                 6,000         12,916
    Swire Pacific Ltd.                                 97,500      1,094,356
    Texwinca Holdings, Ltd.                           137,633         92,830
    The Link                                           60,000        144,366
    The Wharf, Ltd.                                    84,000        311,768
    Weiqiao Textile Co., Ltd.                          47,684         68,961
    Wing Hang Bank, Ltd.                               74,500        917,246
    Wumart Stores Inc.*                               289,556        203,821
    Yue Yuen Industrial, Ltd.                         102,000        345,940
                                                                ------------
  TOTAL HONG KONG                                                 16,221,048
                                                                ------------
  HUNGARY -- 1.1%
    Gedeon Richter Rt                                   3,881        700,797
    Magyar Tavkozlesi Rt.*                            426,084      2,151,982
    Mol Hungarian Oil and Gas Nyrt.*                   12,186      1,405,655
    OTP Bank Rt                                       146,629      6,718,039
                                                                ------------
  TOTAL HUNGARY                                                   10,976,473
                                                                ------------
  INDIA -- 0.7%
    Canara Bank*                                       76,486        337,685
    ICICI Bank Ltd                                     72,785      2,674,849
    State Bank of India, GDR*                          66,997      4,086,817
                                                                ------------
  TOTAL INDIA                                                      7,099,351
                                                                ------------
  INDONESIA -- 0.0%
    PT Semen Gresik (Persero) Tbk*                     55,943        244,003
                                                                ------------
  TOTAL INDONESIA                                                    244,003
                                                                ------------


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
  IRELAND -- 0.3%
    Allied Irish Banks PLC*                            40,183   $  1,188,973
    Bank of Ireland*                                    7,660        164,949
    DCC*                                                1,247         43,777
    Dragon Oil PLC*                                    10,229         35,477
    Grafton Group PLC*                                 24,600        369,695
    Greencore Group PLC*                                6,444         39,598
    Iaws Group PLC*                                    22,400        520,659
    Independent News & Media PLC*                      60,473        274,661
    Independent Newspapers PLC*                         9,122         41,431
    Kerry Group PLC*                                   18,113        503,280
                                                                ------------
  TOTAL IRELAND                                                    3,182,500
                                                                ------------
  ITALY -- 3.5%
    Assicurazioni Generali SPA*                        12,045        512,314
    Autogrill SPA                                       2,751         52,698
    Azimut Holding SPA*                                36,400        537,303
    Banca CR Firenze                                  181,189      1,342,111
    Banca Intesa SPA*                                 126,310        944,891
    Banca Italese SPA*                                  4,790        306,817
    Banca Monte dei Paschi di Siena SPA*              296,256      1,856,077
    Banca Popolare dell'Emilia Romagna Scrl            10,247        262,817
    Banca Popolare di Milano Scrl*                     93,902      1,453,832
    Banca Popolare di Sondrio Scrl                      7,885        170,005
    Banca Popolare Italiana*                           52,868        826,294
    Banche Popolari Unite Scrl*                        14,940        442,059
    Banco Popolare di Verona e Novara Scrl*            17,520        544,143
    Benetton Group SPA                                 28,619        463,354
    Bulgari SPA*                                        9,436        136,260
    Buzzi Unicem SPA*                                  33,721      1,025,247
    Capitalia SPA*                                    173,722      1,569,924
    Cementir S.p.A                                     33,200        421,104
    Credito Emiliano SPA                               82,174      1,293,111
    Enel SPA*                                         131,839      1,410,693
    Eni SPA                                           140,490      4,571,710
    Fiat SPA                                          144,024      3,630,469
    Finmeccanica SPA*                                 200,603      6,032,105
    Fondiaria Sai SPA*                                 14,575        669,182
    Geox SPA*                                          23,820        415,249
    Imprefilo Spa*                                     24,726        175,060
    Indesit Co. SpA*                                   14,600        312,053
    Luxottica Group SPA                                 5,882        187,557
    Mediolanum SPA                                     34,900        282,989
    Milano Assicurazioni                               57,200        493,993
    Pirelli & C Real Estate*                            6,400        485,521
    Recordati SPA*                                     48,800        388,202
    Telecom Italia SPA*                                92,102        262,678
    UniCredito Italiano SPA*                           87,980        837,384
    UniCredito Italiano SPA*                          116,620      1,102,966
                                                                ------------
  TOTAL ITALY                                                     35,418,172
                                                                ------------
  JAPAN -- 14.2%
    Acom Co. Ltd.                                       3,590        152,630
    Aeon Credit Service Co., Ltd.                       3,853         64,936
    Aiful Corp.                                         4,000        123,897
    Aisin Seiki Co., Ltd.                               3,901        136,720
    Alpine Electronics, Inc.                           22,900        411,982


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Amada Co.*                                        208,000   $  2,377,597
    Aoyama Trading Co., Ltd.*                          41,100      1,304,430
    Aozora Bank, Ltd.                                 150,000        543,534
    Ardepro Co. Ltd.*                                     821        294,707
    Asahi Breweries Ltd.                               13,800        221,334
    Asahi Kasei Corp.*                                395,000      2,876,018
    Asahi Pretec Corp.*                                16,650        418,228
    Autobacs Seven Co., Ltd.*                           9,100        325,883
    Bosch Corp.*                                        6,000         27,189
    Brother Industries Ltd.                            66,000        893,890
    Canon Sales Co., Inc.*                             22,400        469,518
    Canon, Inc.*                                       91,221      4,900,110
    Capcom Co. Ltd.                                     3,000         43,075
    Central Glass Co.                                  47,000        317,880
    Central Japan Railway Co.*                            111      1,262,220
    Chiyoda Integre Co., Ltd.                           8,400        197,454
    Comsys Holdings Corp.*                             20,000        214,698
    Credit Saison Co., Ltd.*                            3,462        113,990
    CSK Corp.*                                         39,700      1,664,274
    Dai Nippon Printing Co., Ltd.*                     83,000      1,305,855
    Daihatsu Motor Co. Ltd.                            13,987        133,176
    Daikin Industries, Ltd.                             8,600        299,219
    Dainippon Screen Manufacturing, Ltd.*              42,000        317,566
    Daiwa Securities Group, Inc.                      144,904      1,749,817
    Denso Corp.                                         7,349        273,155
    Dentsu, Inc.                                           88        246,436
    Diamond Lease Co.                                   1,800         89,969
    East Japan Railway Co., Ltd.*                          49        381,721
    Eisai Co., Ltd.*                                    5,100        244,526
    Epilda Memory, Inc.*                               64,600      2,505,278
    Exedy Corp.                                        16,400        467,617
    FamilyMart Co. Ltd.*                                1,200         33,401
    Fanuc, Ltd.                                         2,200        204,803
    Fuji Film Holdings Corp.*                          76,500      3,129,073
    Fuji Heavy Industries Ltd                         116,000        602,444
    Fuji Machine Manufacturing Co. Ltd.                 4,500         73,052
    Fuji Soft ABC, Inc.                                 1,800         53,615
    Fuji Television Network, Inc.*                         54        125,102
    Fujikura, Ltd.                                     69,000        486,584
    Fujitsu, Ltd.*                                     12,000         79,939
    Gigas K'S Denki Corp.*                             16,300        434,335
    Glory, Ltd.                                           400          7,790
    Goldcrest Co. Ltd.                                  6,710        368,982
    Gunze, Ltd.*                                      306,000      1,778,768
    Hankyu Department Stores, Inc.                    178,000      1,652,512
    Haseko Corp.*                                     109,500        399,567
    Hino Motors, Ltd.                                  44,000        234,487
    Hisamitsu Pharmaceutical Co. Inc.*                 10,900        321,894
    Hitachi Construction Machinery Co., Ltd.*          47,100      1,275,025
    Hitachi High-Technologies Corp.*                   14,200        388,018
    Hitachi, Ltd.*                                     91,000        705,821
    Hogy Medical Co. Ltd.*                              6,400        299,253
    Honda Motor Co., Ltd.                             178,770      6,235,104
    Hoya Corp.*                                        10,700        355,032
    Ibiden Co., Ltd.                                    2,500        129,625
    Itochu Corp.*                                       9,000         89,206
    Izumi Co., Ltd.*                                   27,800        516,650


      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Japan Prime Realty Investment Corp.                    13   $     57,145
    Japan Real Estate Investment Corp.                     12        158,859
    Japan Retail Fund Investment Corp.                      1          9,844
    Japan Tobacco, Inc.*                                  207      1,017,082
    JFE Holdings, Inc.*                                22,600      1,336,745
    Joint Corp.                                        15,300        581,670
    JSR Corp.                                           3,831         88,428
    Kamigumi Co. Ltd.*                                 30,000        258,147
    Kansai Paint Co. Ltd.*                             40,000        341,819
    Kawasaki Kisen Kaisha, Ltd.*                        2,000         18,975
    KDDI Corp.*                                           221      1,764,774
    Keihin Corp.                                       11,800        267,863
    Kenedix, Inc.                                         173        883,792
    Keyence Corp.                                         640        144,413
    Kintetsu World Express, Inc.*                      10,500        372,454
    Koito Manufacturing Co., Ltd.                      13,489        185,210
    Kokusai Securities Ltd.*                           11,000        125,645
    Komatsu Ltd.*                                     169,800      3,573,523
    Komori, Corp.                                      13,000        302,826
    Kubota Corp.*                                      25,286        221,660
    Kyocera Corp.                                      11,800      1,112,508
    Kyowa Exeo Corp.*                                  36,000        394,705
    Leopalace21 Corp.                                  86,600      2,866,090
    Makita Corp.                                       11,636        431,512
    Matsushita Electric Industrial Co., Ltd.           71,069      1,432,356
    Matsushita Electric Works, Ltd.                    33,000        378,335
    Mazda Motor Corp.                                  66,000        365,173
    Meiji Dairies Corp.*                               66,996        525,894
    Millea Holdings, Inc.                                 900         33,299
    Mistui Mining & Smelting Co., Ltd.*                     2             11
    Mitsubishi Chemical Holdings Corp.                 97,000        825,619
    Mitsubishi Electric Corp.*                        359,000      3,698,456
    Mitsubishi Gas Chemical Co., Ltd.                  35,000        335,625
    Mitsubishi Steel Mfg. Co., Ltd.                    11,000         58,062
    Mitsubishi Tokyo Financial Group, Inc.*               283      3,188,659
    Mitsui Chemicals, Inc.*                            37,000        323,405
    Mitsui Fudosan Co., Ltd.                            3,923        115,187
    Mitsui O.S.K Lines, Ltd.*                          19,000        210,896
    Mizuho Financial Group, Inc.                          149        959,700
    Mori Seiki*                                        27,900        664,117
    NGK Spark Plug Co., Ltd.*                          28,000        523,931
    NHK Spring Co., Ltd.                                8,921         89,558
    Nichirei Corp.                                     59,000        344,968
    Nikon Corp.*                                       42,000        885,692
    Nintendo Co., Ltd.*                                   601        174,680
    Nippon Building Fund, Inc.                             16        264,766
    Nippon Chemi-Con Corp.                             35,000        310,973
    Nippon Electric Glass Co., Ltd.                     7,500        131,428
    Nippon Express Co., Ltd.*                         385,000      2,414,418
    Nippon Mining Holdings, Inc.*                       8,000         69,043
    Nippon Oil Corp.*                                 371,000      3,009,810
    Nippon Soda Co., Ltd.                               7,000         32,553
    Nippon Steel Corp.*                             1,059,000      7,441,039


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Nippon Suisan Kaisha Ltd*                          69,100   $    452,105
    Nippon System Development Co., Ltd.*               23,600        365,295
    Nippon Telegraph & Telephone Corp.*                   981      5,186,380
    Nippon Yakin Kogyo Co., Ltd.*                      36,500        337,929
    Nissan Chemical Industries, Ltd.                    7,000         90,411
    Nissan Motor Co., Ltd.                              9,575        102,624
    Nisshin Steel Co., Ltd.*                            3,000         12,933
    Nissin Kogyo Co., Ltd.                             23,500        576,332
    Nitto Boseki Co., Ltd.                            111,000        405,983
    Nitto Denko Corp.                                   7,601        356,700
    Nomura Holdings, Inc.                              77,870      1,622,292
    NSK Ltd.                                           43,000        410,149
    NTN Corp.*                                         50,000        432,790
    NTT Data Corp.*                                       175        889,554
    NTT DoCoMo, Inc.*                                     158        292,295
    Ohbayashi Corp.*                                  243,000      1,567,210
    ORIX Corp.                                          1,730        450,704
    Pacific Management Corp.*                              31         67,872
    Promise Co. Ltd.                                    3,796        143,026
    Resona Holdings, Inc.                                  85        228,658
    Ricoh Co., Ltd.*                                  137,000      3,086,685
    Sapporo Hokuyo Holdings, Inc.                           8         80,109
    SBI Holdings Inc.                                   2,778      1,053,773
    Sega Sammy Holdings, Inc.                           7,200        168,024
    Seiko Epson Corp.                                  13,300        391,641
    Seino Transportation Co. Ltd.*                      3,000         28,335
    Sekisui Chemical Co., Ltd.*                        31,000        247,021
    Seven And I Holdings Co., Ltd.*                     5,032        153,300
    Sharp Corp.                                         7,000        134,844
    Shimachu Co., Ltd.                                 35,900      1,063,230
    Shinsei Bank, Ltd.*                                49,000        234,937
    Sompo Japan Insurance, Inc.                       453,000      5,647,123
    Sony Corp.                                         14,990        761,966
    Stanley Electric Co., Ltd.                         10,499        213,383
    Sumco Corp.*                                       12,100        503,140
    Sumitomo Chemical Co., Ltd.                        27,000        203,921
    Sumitomo Corp.*                                     4,973         89,467
    Sumitomo Electric Industries, Ltd.                  9,500        144,467
    Sumitomo Metal Industries, Ltd.*                   17,962         92,828
    Sumitomo Metal Mining Co., Ltd.                    93,000      1,795,443
    Sumitomo Mitsui Financial Group, Inc.                 336      3,050,916
    Suzuken Co., Ltd.*                                  3,800        134,793
    Suzuki Motor Corp.                                 26,700        693,330
    Taihei Kogyo Co. Ltd                               10,000         54,990
    Taisei Corp.*                                      15,000         55,626
    Taiyo Nippon Sanso Corp.                           48,000        433,401
    Takata Corp.                                        2,900        115,173
    Takeda Chemical Industries, Ltd.*                  20,200      1,325,068
    Takefuji Corp.                                      3,810        152,930
    Takeuchi Manufacturing Co. Ltd.                     6,500        270,833
    Tanabe Seiyaku Co., Ltd.*                          84,000      1,142,668
    Teijin, Ltd.*                                      16,000         90,292



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    The Bank of Fukuoka, Ltd.                          18,000   $    145,265
    The Bank of Kyoto, Ltd.                             9,506        109,145
    The Bank of Yokohama, Ltd.                         18,996        141,696
    The Chiba Bank, Ltd.*                              16,000        141,208
    The Gunma Bank, Ltd.                               16,000        113,374
    The Nishi-Nippon City Bank, Ltd.                  105,000        466,013
    The Shizuoka Bank, Ltd.                            11,229        119,589
    The Sumitomo Trust and Banking Co., Ltd.           13,756        143,467
    The Suruga Bank, Ltd.*                             49,000        638,697
    Toho Pharmaceutical Co., Ltd.*                     21,100        381,390
    Tokyo Electric Power Co., Inc.                    124,600      4,261,185
    Toppan Printing Co., Ltd.*                          8,000         83,503
    Toray Industries, Inc.*                            14,000        101,222
    Toshiba Corp.*                                    180,000      1,202,138
    Tosoh Corp.*                                       83,000        427,537
    Tostem Inax Holding Corp.                           4,685        101,580
    Towa Real Estate*                                   6,000         32,485
    Toyota Boshoku Corp.*                              45,400      1,074,898
    Toyota Motor Corp.                                 26,012      1,666,587
    Ube Industries, Ltd.                               99,000        314,206
    Ulvac, Inc.                                        11,600        350,441
    UNY Co. Ltd.*                                      70,000        960,540
    Urban Corp.                                        20,600        302,602
    USS Co.,  Ltd.*                                     3,530        230,361
    Yamada Denki Co., Ltd.                              6,370        593,539
    Yamaha Corp.*                                       1,500         33,478
    Yamaha Motor Co., Ltd.                              5,101        142,849
    Yamato Kogyo Co., Ltd*                              4,700        147,573
    Yamato Transport Co., Ltd.*                         2,560         41,276
    Yaskawa Electric Corp.*                            29,000        342,566
    Yokogawa Electric                                   9,901        151,741
                                                                ------------
  TOTAL JAPAN                                                    145,241,003
                                                                ------------
  KOREA -- 0.3%
    Daegu Bank*                                        13,700        249,012
    GS Engineering & Construction Corp.                 5,400        483,291
    Hite Brewery Co., Ltd.*                             3,000        358,737
    Honam Petrochemical Corp.*                          3,900        337,851
    Hyundai Mipo Dockyard Co. Ltd.*                     4,400        811,437
    Jusung Engineering Co. Ltd.*                       31,900        379,762
    Korea Zinc Co Ltd*                                  4,600        491,390
                                                                ------------
  TOTAL KOREA                                                      3,111,480
                                                                ------------
  LUXEMBOURG -- 0.1%
    Millicom International Cellular SA*                12,776      1,001,127
                                                                ------------
  TOTAL LUXEMBOURG                                                 1,001,127
                                                                ------------
  MALAYSIA -- 0.0%
    Sime Darby Berhad                                  76,700        179,688

  TOTAL MALAYSIA                                                     179,688
                                                                ------------
  MEXICO -- 0.2%
    Consorcio ARA, SA de CV                            24,564         42,282
    Corporacion Moctezuma, S.A.B. de C.V               14,699         41,947
    Desarrolladora Homex-ADR*                           2,666        154,495
    Fomento Economico Mexicano SA de CV, ADR            4,164        459,664
    Grupo Televisa SA, ADR                             16,302        485,799
                                                                ------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Urbi, Desarrollos Urbanos SA de CV*               132,670   $    548,672
                                                                ------------
  TOTAL MEXICO                                                     1,732,859
                                                                ------------
  NETHERLANDS -- 5.5%
    Aalberts Industries NV*                             6,600        651,898
    Aegon NV                                           86,328      1,720,586
    ASML Holding NV*                                   33,541        828,455
    Endemol NV                                         19,503        609,379
    Fortis Group*                                      74,022      3,379,783
    Fugro NV                                           12,900        654,831
    Heineken NV                                        63,652      3,329,743
    Hunter Douglas N.V                                    831         73,266
    ING Groep NV                                      148,350      6,272,162
    KKR Private Equity Investors LP*                   97,037      2,353,147
    Koninklijke  KPN NV                               326,631      5,087,588
    Koninklijke  Philips Electronics NV                28,825      1,100,879
    Koninklijke Ahold NV*                              73,099        854,428
    Koninklijke Boskalis Westminister NV*                 596         59,314
    Oce NV*                                            21,519        394,396
    ProLogis European Properties*                      14,831        308,075
    Randstad Holdings NV*                               4,300        333,504
    Rodamco Europe NV*                                  7,274      1,011,047
    Royal Dutch Shell PLC*                            389,595     12,958,917
    Royal Numico NV                                    24,080      1,241,973
    SBM Offshore NV*                                   13,200        475,919
    Sligro Food Group N.V.                              4,100        316,952
    SNS Reaal                                          12,900        298,293
    TNT NV                                             60,517      2,775,282
    TomTom NV*                                          8,800        358,658
    Unilever NV                                       256,077      7,457,325
    Univar NV                                           8,300        460,464
    USG PEOPLE NV*                                      8,900        367,133
    Wolters Kluwer NV                                  13,200        396,040
                                                                ------------
  TOTAL NETHERLANDS                                               56,129,437
                                                                ------------
  NEW ZEALAND -- 0.1%
    Auckland International Airport, Ltd.*             131,432        226,272
    Contact Energy, Ltd.*                               7,743         50,942
    The Warehouse Group, Ltd.*                        111,542        537,842
                                                                ------------
  TOTAL NEW ZEALAND                                                  815,056
                                                                ------------
  NORWAY -- 0.9%
    Aker Yards ASA*                                    19,000        328,217
    Cermaq ASA*                                         6,000        112,531
    DNB NOR ASA                                        10,997        155,231
    Ementor ASA*                                       65,800        576,452
    Norsk Hydro ASA                                    81,913      2,715,475
    Orkla ASA*                                         26,335      1,856,530
    Petroluem Geo-Services ASA*                        11,350        296,434
    Statoil ASA                                        12,226        332,890
    Storebrand ASA*                                     8,371        134,139
    Tandberg ASA*                                      37,300        779,346
    Telenor ASA*                                       38,438        682,971
    TGS Nopec Geophysical Co.*                         37,600        869,125
    Yara International ASA*                             5,500        151,790
                                                                ------------
  TOTAL NORWAY                                                     8,991,131
                                                                ------------
  PHILIPPINES -- 0.0%
    Ayala Corp. Class A*                               29,972        347,861


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Ayala Land Inc.*                                  478,920   $    163,776
                                                                ------------
  TOTAL PHILIPPINES                                                  511,637
                                                                ------------
  POLAND -- 1.3%
    Agora SA                                           10,142        165,722
    Bank Handlowy w Warszawie S.A.*                    37,779      1,262,041
    Bank Millennium SA*                                13,484         52,125
    Bank Pekao SA                                      29,191      2,596,705
    Bank Przemyslowo-Handlowy PBK SA*                   3,663      1,247,700
    Bank Zachodni WBK SA*                              18,835      1,757,465
    BRE Bank SA                                         2,390        395,485
    Budimex SA                                         11,491        402,921
    Cersanit-Krasnystaw SA*                            62,860        888,818
    Globe Trade Centre SA*                             35,169        625,697
    KGHM Polaksa Miedz SA*                              8,338        281,995
    Powszechna Kasa Oszczednosci Bank Polski SA*      146,825      2,445,815
    Telekomunikacja Polska SA*                        130,274      1,075,153
                                                                ------------
  TOTAL POLAND                                                    13,197,642
                                                                ------------
  PORTUGAL -- 0.3%
    Banco BPI SA*                                      44,000        382,052
    Banco Espirito Santo SA*                           50,850        970,687
    Energias De Portugal SA                            28,538        153,252
    Jeronimo Martins, SGPS SA*                         54,160      1,410,812
    Sonae, SGPS SA                                    212,466        479,658
                                                                ------------
  TOTAL PORTUGAL                                                   3,396,461
                                                                ------------
  ROMANIA -- 0.1%
    Romanian Development Bank*                        104,680        880,032
    SIF 1 Banat-Crisana Arad                           60,000         67,893
    SIF 2 Moldova Bacau                                65,000         75,622
    SIF 3 Transilvania Brasov                          49,000         63,645
    SIF 4 Muntenia Bucuresti                           90,500         63,823
    SIF 5 Oltenia Craiova                              57,500         72,853
    SNP Petrom SA                                     177,034         40,205
    Socep Constanta*                                  652,000         62,346
                                                                ------------
  TOTAL ROMANIA                                                    1,326,419
                                                                ------------
  RUSSIA -- 1.8%
    CTC Media Inc.*                                    25,572        656,689
    Gazprom, ADR                                       18,089        754,311
    LUKOIL, ADR                                        11,228        970,099
    LUKOIL, GDR*                                       40,187      3,476,175
    Mining and Metallurgical Co.,
       Norilsk Nickel, AD                               9,575      1,776,163
    Mobile Telesystems OJSC                            46,300      2,590,948
    NovaTek OAO*                                       91,562        503,591
    OAO GAZPROM                                         1,758         73,309
    OAO Rosneft Oil Company GDR*                      112,606        943,638
    OJSC EVROCEMENT GROUP-BRD*                              7         98,000
    OJSC TNK-BP Holding                               107,870        238,932
    Polyus Gold ADR*                                   13,979        675,186
    RAO Unified Energy System                          17,276      2,353,855
    Sberbank RF*                                          824      2,937,560
    Uralkaliy                                          36,156         63,996
    Uralsvyazinform, ADR                               23,453        304,889
    Vimpel-Communications*                              3,100        294,004



                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Wimm-Bill-Dann Foods OJSC, ADR*                       700   $     55,902
                                                                ------------
  TOTAL RUSSIA                                                    18,767,247
                                                                ------------
  SINGAPORE -- 0.4%
    Allgreen Properties, Ltd.*                        137,500        158,603
    Ascendas Real Estate Investment Trust              17,000         26,780
    Creative Technology Ltd.                           30,950        198,901
    Cycle & Carriage, Ltd.                             32,123        251,962
    DBS Group Holdings, Ltd.*                          19,000        268,002
    Fraser & Neave Ltd.*                                4,000         13,446
    Keppel Corp. Ltd.                                  26,000        325,611
    Neptune Orient Lines Ltd.*                         53,000        113,186
    SembCorp Industries, Ltd.                           1,100          3,698
    Singapore Airlines, Ltd.*                          41,000        448,604
    Singapore Telecommunications Ltd.*                210,740        455,609
    Suntec Real Estate Investment Trust               122,000        159,220
    United Overseas Bank, Ltd.*                        64,000        885,872
    United Test & Assembly Center, Ltd.*              568,000        340,691
    Want Want Holdings, Ltd.                            2,000          3,900
    Wing Tai Holdings, Ltd.                           344,000        721,036
                                                                ------------
  TOTAL SINGAPORE                                                  4,375,121
                                                                ------------
  SOUTH KOREA -- 0.1%
    Hyundai Motor Co. Ltd.*                             2,913        204,665
    NHN Corp.*                                            768        112,653
    Samsung Electronics Co., Ltd.                       1,452        868,916
                                                                ------------
  TOTAL SOUTH KOREA                                                1,186,234
                                                                ------------
  SPAIN -- 2.8%
    Abengoa SA                                          8,600        356,366
    ASM SpA*                                           82,200        531,189
    Banco Bilbao Vizcaya Argentaria SA*               138,387      3,397,792
    Banco Pastor SA                                    17,000        391,736
    Banco Popular Espanol SA*                          64,568      1,331,744
    Banco Santander Central Hispano SA                 45,936        819,814
    Bolsas Y Mercadps Espanoles                         8,800        431,307
    Bonduelle SCA*                                      2,400        276,937
    Corporacion Mapfre SA*                            118,684        608,807
    Ebro Puleva SA*                                    15,800        372,949
    EDF Energies Nouvelles S.A.*                        1,098         66,869
    Endesa SA                                         167,403      9,052,316
    Fomento de Construcciones y Contratas SA*          16,756      1,722,404
    Gamesa Corporacion Tecnologia SA                    6,622        239,726
    Gas Natural SDG, SA                                 9,226        433,206
    Grifols SA                                         10,548        169,368
    Hannover Rueckversicherungs AG*                     6,700        298,488
    Iberia Lineas Aereas de Espana SA*                147,452        785,922
    Icade*                                              5,900        433,482
    Industria de Diseno Textil SA*                     11,630        722,884
    Koninklijke Vopak NV*                               4,509        252,980
    Neuf Cegetel*                                       4,419        165,346
    Nexity                                              5,100        434,657
    Nokian Renkaat Oyj                                 13,600        372,433
    Omega Pharma S.A.*                                  4,100        315,802


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Repsol YPF SA                                      77,091   $  2,599,256
    Sol Melia, SA*                                     22,200        533,803
    Telefonica SA                                      52,806      1,163,920
    Total Produce PLC                                 218,519        242,283
    Union Fenosa SA                                     7,600        409,853
                                                                ------------
  TOTAL SPAIN                                                     28,933,639
                                                                ------------
  SWEDEN -- 2.4%
    Alfa Laval AB                                       8,600        445,838
    Autoliv, Inc.*                                      2,578        147,308
    Electrolux AB                                     146,700      3,718,551
    Ericsson LM - Class B*                            100,239        368,927
    ForeningsSparbanken AB                             66,682      2,334,844
    Getinge AB - Class B                               40,755        928,001
    Hennes & Mauritz AB  - Class B                     11,052        636,264
    JM AB*                                              4,696        161,739
    Lindex AB*                                          7,600         90,880
    Modern Times - Class B*                            14,048        821,821
    NCC AB*                                            15,500        498,332
    Nordea AB*                                        180,147      2,876,552
    Oriflame Cosmetics SA                               7,400        285,072
    Securitas AB - Class B                              4,200         64,057
    Skandinaviska Enskilda Banken AB*                 114,383      3,661,082
    Skanska AB - Class B*                              43,288        963,981
    TeliaSonera AB*                                   640,301      5,524,737
    Volvo AB - Class A*                                 2,550        219,475
    Volvo AB - Class B*                                 7,950        669,445
                                                                ------------
  TOTAL SWEDEN                                                    24,416,906
                                                                ------------
  SWITZERLAND -- 5.5%
    Actelion Ltd. AG*                                   5,618      1,309,549
    Adecco SA*                                          8,776        557,189
    Barry Callebaut AG*                                   900        669,547
    BKW FMB Energie AG*                                 1,100        114,965
    Compagnie Financiere Richemont AG                  48,692      2,722,809
    Credit Suisse Group*                               50,939      3,655,418
    Galenica Holding AG*                                1,120        355,775
    Geberit AG*                                           231        355,487
    Georg Fischer AG*                                     888        643,081
    Givaudan SA*                                          313        289,522
    Holcim, Ltd. - Class B*                            30,039      3,008,473
    Kudelski SA*                                       11,194        394,275
    Nestle SA*                                         17,671      6,882,114
    Novartis AG*                                       47,623      2,731,616
    PSP Swiss Property AG*                              1,268         77,218
    Rieter Holdings AG                                  1,020        508,258
    Roche Holding AG - Genusschein*                    60,829     10,762,651
    SGS Societe Generale de Surveillance
       Holding SA*                                        538        642,421
    Sika AG*                                              497        844,591
    Sulzer AG                                             272        382,096
    Swatch Group AG*                                    9,915      2,621,235
    Swiss Life Holding*                                   700        175,699
    Syngenta AG*                                        2,509        480,058
    Valora Holding AG*                                    960        274,534
    Zurich Financial Services AG*                      54,963     15,864,932
                                                                ------------
  TOTAL SWITZERLAND                                               56,323,513
                                                                ------------
  TAIWAN -- 0.1%
    Siliconware Precision -ADR                         11,400        111,834


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    United Microelectronics Corp., ADR*               193,000   $    613,740
                                                                ------------
  TOTAL TAIWAN                                                       725,574
                                                                ------------
  THAILAND -- 0.1%
    Bangkok Bank Public Co., Ltd.*                     47,396        146,209
    Krung Thai Bank Public Co., Ltd.*                 415,056        143,450
    Siam Commercial Bank Public Company Ltd.           60,600        117,704
    Thai Oil Public Co. Ltd.*                         120,000        200,514
    Thai Petrochemical Industry Public Co. Ltd.*      467,292         80,084
                                                                ------------
  TOTAL THAILAND                                                     687,961
                                                                ------------
  TURKEY -- 0.5%
    Akbank TAS                                         95,545        638,344
    Anadolu Efes Biracilik ve Malt Sanayii AS, ADR          1              7
    Dogan Sirketler Grubu Holding AS                  635,174      1,058,623
    Goldas Kuyumculuk Sanayi A.S.*                     80,595         94,954
    Haci Omer Sabinci Holding AS                       86,737        355,173
    Koc Holding AS*                                        --             --
    Migros Turk TAS*                                    7,061         90,799
    Petrol Ofisi AS                                    12,544         53,618
    Tupras-Turkiye Petrol Rafine                       13,719        305,524
    Turk Hava Yollari Anonim Ortakligi*                38,937        195,804
    Turkcell Iletisim Hizmetleri AS                    73,900        376,932
    Turkiye Garanti Bankasi AS*                       109,346        490,957
    Turkiye Is Bankasi                                143,990        693,055
    Turkiye Vakiflar Bankasi T.A.O.*                   51,258        114,889
    Turkiye Vakiflar Bankasi TAO                       53,693        134,232
    Yapi ve Kredi Bankasi AS*                         209,029        444,487
                                                                ------------
  TOTAL TURKEY                                                     5,047,398
                                                                ------------
  UKRAINE -- 0.1%
    UKRNAFTA ADR*                                       1,174        513,910
    UkrTelecom                                         80,589        888,149
                                                                ------------
  TOTAL UKRAINE                                                    1,402,059
                                                                ------------
  UNITED KINGDOM -- 14.9%
    3I GROUP*                                         228,664      5,111,721
    Admiral Group PLC                                  11,400        257,760
    Aegis Group PLC*                                  186,189        549,587
    AMEC Plc*                                          17,666        184,249
    Amlin PLC*                                         68,800        383,824
    Anglo American PLC*                               122,675      6,462,424
    Antofagasta Holdings*                             397,735      4,052,331
    Arriva PLC*                                        10,771        157,696
    Ashtead Group PLC                                 110,138        327,269
    AstraZeneca PLC                                   198,238     10,665,381
    Aviva PLC*                                          8,150        120,044
    BAE Systems PLC*                                   44,459        402,447
    Barratt Developments PLC*                          19,300        419,673
    BG Group PLC*                                       6,408         92,431
    BHP Billiton PLC*                                  73,665      1,642,412
    Boots Group PLC*                                   15,122        305,463
    BP PLC*                                            23,593        256,279


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    BP PLC ADR                                         63,539   $  4,114,150
    British Airways PLC                               684,363      6,545,062
    BT Group PLC*                                      63,561        379,925
    Burberry Group PLC*                                42,114        541,166
    Burren Energy PLC*                                 40,500        636,785
    Carphone Warehouse PLC                             40,200        218,930
    Catlin Group, Ltd.*                                18,008        177,362
    Cattles PLC*                                       53,800        433,538
    Centrica PLC*                                     122,409        931,009
    Charter PLC*                                       35,100        613,008
    Chemring Group PLC                                 13,900        507,946
    Close Brothers Group PLC*                          28,100        560,153
    Compass Group PLC*                                251,270      1,681,166
    Cookson Group PLC*                                 98,341      1,202,726
    Crest Nicholson PLC                                33,100        403,516
    Croda International PLC*                           49,600        622,721
    Daily Mail and General Trust*                     174,291      2,784,979
    Dairy Crest Group*                                 30,600        401,340
    Diageo PLC*                                       157,104      3,182,765
    Drax Group PLC*                                    49,862        772,210
    DS Smith PLC*                                     121,500        534,971
    Enterprise Inns PLC*                               39,900        524,886
    FirstGroup PLC                                     13,706        179,224
    Galiform PLC*                                      26,995         82,737
    GlaxoSmithKline PLC                               137,123      3,769,621
    Greene King PLC                                    20,500        444,959
    IMI PLC                                            51,199        584,360
    Imperial Tobacco Group PLC                         24,349      1,090,068
    Inchcape PLC*                                     268,057      3,009,357
    Informa PLC*                                       56,200        672,405
    International Power PLC                           103,900        810,680
    Interserve Plc*                                    36,600        350,573
    Intertek Group PLC*                                27,227        485,689
    John Wood Group PLC*                              100,100        529,387
    Kazakhmys PLC*                                     81,103      1,868,895
    Kelda Group PLC*                                   35,600        657,119
    Kier Group PLC                                      9,900        467,755
    Kingfisher PLC*                                    29,049        159,059
    LogicaCMG PLC*                                     95,900        335,915
    Marks & Spencer Group PLC*                        172,827      2,300,755
    Mcbride Plc*                                       72,000        339,689
    Michael Page International PLC*                    71,200        750,292
    Morgan Sindall PLC*                                14,100        347,665
    N Brown Group PLC*                                 48,585        310,008
    National Express Group PLC*                         7,552        187,548
    Next Group PLC*                                   165,757      7,335,882
    Persimmon PLC*                                     77,224      2,136,626
    Peter Hambro Mining PLC*                           18,112        400,968
    Petrofac Ltd.*                                     71,600        620,302
    Prudential PLC                                     33,329        470,582
    Qinetiq PLC*                                       77,321        284,912
    Reckitt Benckiser PLC*                             44,897      2,337,750
    Regus Group*                                      131,900        384,796
    Renshares Utilities, Ltd.*                         69,061        233,426
    Rentokil Initial Plc*                              70,664        226,661
    Restaurant Group PLC                               50,000        359,132
    Rio Tinto PLC                                      23,355      1,333,731
    Rolls-Royce Group PLC*                            194,553      1,892,237
    Rolls-Royce Group PLC - Class B*                16,002,647        32,278
    Royal & Sun Alliance Insurance Group PLC*       2,063,769      6,579,109



                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
    Royal Bank of Scotland Group PLC*                 338,367   $ 13,210,542
    Royal Dutch Shell PLC                              33,017      2,199,262
    Royal Dutch Shell PLC - Class B*                   80,942      2,693,448
    SABMiller PLC                                      12,522        274,751
    Savills Plc*                                       43,800        570,589
    Scottish & Newcastle PLC*                          18,394        217,722
    Scottish & Southern Energy PLC*                    30,818        934,540
    SIG PLC                                            12,400        309,408
    Smith & Nephew PLC*                               207,071      2,632,345
    Smiths Group PLC*                                  11,187        226,307
    Speedy Hire PLC                                    13,700        315,426
    Stagecoach Group PLC                               53,890        190,885
    Sthree Plc*                                        36,500        312,445
    Tate & Lyle PLC*                                    8,964        101,429
    Tesco PLC*                                        547,412      4,785,560
    The Berkeley Group Holdings PLC                       813         25,214
    The Davis Service Group PLC*                        3,671         42,080
    Trinity Mirror PLC*                                 4,362         45,666
    Unilever PLC*                                     326,404      9,833,806
    Vodafone Group PLC                              1,665,685      4,441,433
    Vodafone Group PLC ADR                            141,292      3,795,103
    William Hill PLC                                   46,696        584,424
    Wolseley PLC                                       10,144        237,745
    WPP Group PLC                                      63,139        956,708
                                                                ------------
  TOTAL UNITED KINGDOM                                           152,460,295
                                                                ------------
  TOTAL COMMON STOCK
    (Cost $729,412,275)                                          907,558,339
                                                                ------------
EXCHANGE TRADED FUNDS -- 10.0%
    iShares MSCI Emerging Markets Index Fund          452,281     52,690,737
    Vanguard Emerging Markets Fund                    633,721     49,981,575
                                                                ------------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $95,320,275)                                           102,672,312
                                                                ------------
PREFERRED STOCK -- 0.5%

  GERMANY -- 0.5%
    Fresenius AG*                                       9,900        788,202
    Porsche AG*                                         2,495      3,811,975
    ProSiebenSat.1 Media AG*                           26,031        919,060
                                                                ------------
  TOTAL GERMANY                                                    5,519,237
                                                                ------------
  TOTAL PREFERRED STOCK
    (Cost $3,819,364)                                              5,519,237
                                                                ------------
WARRANTS -- 0.2%
    Citigroup Global Markets Holdings Warrants*       153,082      1,848,312
                                                                ------------
SHORT-TERM INVESTMENTS -- 0.7%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series              3,367,985      3,367,985



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------



                                                                       VALUE
                                                     SHARES          (NOTE 2)
                                                   ----------     --------------
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series              3,367,985     $    3,367,985
                                                                  --------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $6,735,970)                                                  6,735,970
                                                                  --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $837,071,695)+                                            $1,024,334,170
                                                                  ==============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $838,366,630. At March 31, 2007 net unrealized appreciation was $185,967,540. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $191,408,677, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,441,137.
ADR - American Depository Receipt

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
COMMON STOCK -- 3.0%

  FINANCIALS -- 1.4%
    Colonial Properties Trust                        35,100     $  1,603,017
    Digital Realty Trust, Inc.                        8,800          351,120
    HRPT Properties Trust                            65,500          805,650
    Maguire Properties, Inc.                         34,300        1,219,708
    MI Developments, Inc. - Class A                  20,800          777,712
    UDR, Inc.                                        74,800        2,290,376
                                                                ------------
  TOTAL FINANCIALS                                                 7,047,583
                                                                ------------
  INDUSTRIAL/OFFICE -- 0.6%
    Brookfield Properties Corp.                      41,100        1,656,330
    Florida East Coast Industries, Inc.              23,400        1,466,946
                                                                ------------
  TOTAL INDUSTRIAL/OFFICE                                          3,123,276
                                                                ------------
  LODGING/RESORTS -- 1.0%
    Gaylord Entertainment Co. - Class A*             15,000          793,050
    Hilton Hotels Corp.                              70,500        2,535,180
    Morgans Hotel Group*                             46,200          970,662
    Starwood Hotels & Resorts Worldwide, Inc.        15,700        1,018,145
                                                                ------------
  TOTAL LODGING/RESORTS                                            5,317,037
                                                                ------------
  TOTAL COMMON STOCK
  (Cost $13,249,100)                                              15,487,896
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS -- 18.3%

  DIVERSIFIED/OTHER -- 1.7%
    Annaly Mortgage Management, Inc.                 80,000        1,238,400
    Cousins Properties, Inc.                         23,300          765,638
    iStar Financial, Inc.                            42,339        1,982,736
    Plum Creek Timber Co., Inc.                      20,700          815,994
    Spirit Finance Corp.                             26,200          390,380
    Vornado Realty Trust                             21,700        2,589,678
    Washington Real Estate Investment Trust          29,400        1,100,148
                                                                ------------
  TOTAL DIVERSIFIED/OTHER                                          8,882,974
                                                                ------------
  FINANCIALS -- 0.5%
    BioMed Realty Trust, Inc. - Series A             14,500          365,400
    Canadian Apartment Properties
      Real Estate Investment Trust                   46,500          826,430
    Primaris Retail Real Estate
      Investment Trust                               31,800          558,033
    Urstadt Biddle Properties                        16,800          304,920
    Weingarten Realty Investors                      14,700          367,353
                                                                ------------
  TOTAL FINANCIALS                                                 2,422,136
                                                                ------------
  HEALTH CARE -- 0.6%
    Health Care Property Investors, Inc.             12,000          432,360
    Healthcare Realty Trust, Inc.                    18,000          671,400
    Nationwide Health Properties, Inc.               40,600        1,269,156
    Omega Healthcare Investors, Inc.                 35,400          607,110
                                                                ------------
  TOTAL HEALTH CARE                                                2,980,026
                                                                ------------
  INDUSTRIAL/OFFICE -- 5.4%
    Allied Properties Real Estate
      Investment Trust                               80,400        1,458,086
    AMB Property Corp.                               25,600        1,505,024


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
    BioMed Realty Trust, Inc.                        73,100     $  1,922,530
    Boston Properties, Inc.                          34,000        3,991,600
    Brandywine Realty Trust                          36,500        1,219,465
    Corporate Office Properties Trust                14,000          639,520
    DCT Industrial Trust, Inc.                      176,300        2,085,629
    Duke Realty Corp.                                25,800        1,121,526
    First Potomac Realty Trust                       16,200          462,834
    Government Properties Trust, Inc.                52,400          560,680
    Highwoods Properties, Inc.                       27,800        1,097,822
    Kilroy Realty Corp.                              13,700        1,010,375
    Liberty Property Trust                           78,100        3,805,032
    Mack-Cali Realty Corp.                           38,900        1,852,807
    Mission West Properties, Inc.                   126,500        1,829,190
    ProLogis                                         40,000        2,597,200
    PS Business Parks, Inc.                          10,200          719,304
                                                                ------------
  TOTAL INDUSTRIAL/OFFICE                                         27,878,624
                                                                ------------
  LODGING/RESORTS -- 0.9%
    Ashford Hospitality Trust                        24,800          296,112
    Equity Lifestyle Properties, Inc.                25,500        1,377,255
    Hospitality Properties Trust                      6,500          304,200
    Host Marriott Corp.                              92,600        2,436,306
                                                                ------------
  TOTAL LODGING/RESORTS                                            4,413,873
                                                                ------------
  RESIDENTIAL -- 3.0%
    American Campus Communities, Inc.                33,100        1,002,599
    Apartment Investment &
      Management Co. - Class A                       40,800        2,353,752
    Archstone-Smith Trust                            42,600        2,312,328
    Avalon Bay Communities, Inc.                     19,200        2,496,000
    Camden Property Trust                            26,400        1,856,184
    Equity Residential                               71,100        3,429,153
    Home Properties, Inc.                             6,900          364,389
    Post Properties, Inc.                            29,900        1,367,327
    Sun Communities, Inc.                            17,400          539,748
                                                                ------------
  TOTAL RESIDENTIAL                                               15,721,480
                                                                ------------
  RETAIL -- 5.5%
    Acadia Realty Trust                              22,900          597,003
    Cedar Shopping Centers, Inc.                     23,300          377,460
    Developers Diversified Realty Corp.              40,300        2,534,870
    Federal Realty Investment Trust                  19,200        1,739,904
    General Growth Properties, Inc.                  28,800        1,859,616
    Kimco Realty Corp.                               23,200        1,130,768
    Kite Realty Group Trust                          96,100        1,917,195
    National Retail Properties, Inc. -
      Series C                                       11,900          304,045
    Pennsylvania Real Estate
      Investment Trust                               33,100        1,467,323
    Ramco-Gershenson Properties
      Trust                                          52,000        1,856,920
    Realty Income Corp.                              16,500          465,300
    Realty Income Corp. - Series E                    7,600          190,760
    Regency Centers Corp.                            24,800        2,072,040
    Simon Property Group, Inc.                       54,600        6,074,250
    Tanger Factory Outlet Centers,
      Inc.                                           17,700          714,903
    Taubman Centers, Inc.                            32,900        1,907,871
    The Macerich Co.                                 23,200        2,142,752

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------        --------
    Urstadt Biddle Properties - Class A              47,800     $    934,968
                                                                ------------
  TOTAL RETAIL                                                    28,287,948
                                                                ------------
  SELF STORAGE -- 0.7%
    Extra Space Storage, Inc.                        47,500          899,650
    Public Storage, Inc.                             29,500        2,792,765
                                                                ------------
  TOTAL SELF STORAGE                                               3,692,415
                                                                ------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Cost $76,496,184)                                              94,279,476
                                                                ------------
PREFERRED STOCK -- 1.1%

  DIVERSIFIED/OTHER -- 0.2%
    Colonial Property Trust - Series D, 8.125%        5,800          149,408
    iStar Financial, Inc. - Series D, 8.000%          7,000          178,430
    Vornado Realty Trust - Series H, 6.750%*         24,700          620,217
                                                                ------------
  TOTAL DIVERSIFIED/OTHER                                            948,055
                                                                ------------
  HEALTH CARE -- 0.0%
    Health Care REIT - Series F, 7.625%               9,200          236,900
                                                                ------------
  TOTAL HEALTH CARE                                                  236,900
                                                                ------------
  INDUSTRIAL/OFFICE -- 0.2%
    Alexandria Real Estate - Series C, 8.375%         3,600           97,596
    AMB Property Corp. - Series O, 7.000%             2,900           74,820
    Kilroy Realty Corp. - Series F, 7.500%            5,000          128,050
    Maguire Properties, Inc. - Series A, 7.625%      19,900          491,530
    PS Business Parks, Inc. - Series H, 7.000%*       6,600          166,056
    PS Business Parks, Inc. - Series O, 7.375%        3,100           78,957
    SL Green Realty Corp. - Series C, 7.625%          1,000           25,380
                                                                ------------
  TOTAL INDUSTRIAL/OFFICE                                          1,062,389
                                                                ------------
  LODGING/RESORTS -- 0.1%
    Highland Hospitality Corp. - Series A, 7.875%    13,500          340,200
    LaSalle Hotel Properties - Series D, 7.500%       3,300           83,622
    Winston Hotels, Inc. - Series B, 8.000%           8,921          208,751
                                                                ------------
  TOTAL LODGING/RESORTS                                              632,573
                                                                ------------
  MORTGAGE -- 0.1%
    Annaly Mortgage Management -
      Series A, 7.875%                                5,700          143,640
    MFA Mortgage Investment,  Inc. -
      Series A, 8.500%                               11,200          280,448
                                                                ------------
  TOTAL MORTGAGE                                                     424,088
                                                                ------------
  RESIDENTIAL -- 0.2%
    Apartment Investment & Management Co. -
      Series U, 7.750%                               17,900          456,987


                                                   PRICIPAL
                                                    AMOUNT/        MARKET
                                                    SHARES         VALUE
                                                    ------         ------
    BRE Properties, Inc. - Series C, 6.750%          14,400     $    362,160
                                                                ------------
  TOTAL RESIDENTIAL                                                  819,147
                                                                ------------
  RETAIL -- 0.2%
    Pennsylvania Real Estate
      Investment Trust - Series A,
      11.000%                                         6,200          328,600
    Saul Centers, Inc. - Series A, 8.000%             8,600          220,160
    Tanger Factory Outlet Centers, Inc. -
      Series C, 7.500%                               12,300          318,017
    Taubman Centers, Inc. - Series G,
      8.000%*                                         8,800          227,304
                                                                ------------
  TOTAL RETAIL                                                     1,094,081
                                                                ------------
  SELF STORAGE -- 0.1%
    Public Storage, Inc. - Series A, 10.000%         17,500          463,750
                                                                ------------
  TOTAL SELF STORAGE                                                 463,750
                                                                ------------
  TOTAL PREFERRED STOCK
  (Cost $5,637,748)                                                5,680,983
                                                                ------------
EXCHANGE TRADED SECURITIES -- 27.7%
    iPATH Dow Jones-AIG
      Commodity Index Total Return Note*          1,316,144       66,886,438
    iShares Cohen & Steers Realty
      Majors Index Fund                             228,740       23,603,681
    iShares Dow Jones U.S. Real Estate
      Index Fund                                     19,900        1,696,276
    iShares Lehman U.S. Treasury
      Inflation Protected Securities
      Index Fund                                    314,569       31,771,469
    PowerShares DB Commodity Index
      Tracking Fund*                                705,250       17,899,245
    streetTRACKS Dow Jones Wilshire
      REIT Index Fund                                 6,100          551,745
                                                                ------------
  TOTAL EXCHANGE TRADED SECURITIES
  (Cost $130,246,312)                                            142,408,854
                                                                ------------
INVESTMENT COMPANIES -- 5.0%
    PIMCO Commodity RealReturn
      Strategy Fund - Institutional Shares
      (Cost $24,933,619)                          1,753,178       25,596,395
                                                                ------------
U.S. TREASURY OBLIGATIONS -- 43.2%
      U.S. Treasury Inflation
      Indexed Notes, 0.88%, 04/15/10          $  18,042,000       18,635,862
      U.S. Treasury Inflation
      Indexed Notes, 3.50%, 01/15/11             22,190,000       27,242,361
      U.S. Treasury Inflation
      Indexed Notes, 3.00%, 07/15/12             17,024,000       20,085,177
      U.S. Treasury Inflation
      Indexed Notes, 1.88%, 07/15/13             28,690,000       31,200,483
      U.S. Treasury Inflation
      Indexed Notes, 2.00%, 01/15/14             16,432,000       17,821,550

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                   PRICIPAL
                                                    AMOUNT/        MARKET
                                                    SHARES         VALUE
                                                    ------         ------
      U.S. Treasury Inflation
      Indexed Notes, 2.00%, 07/15/14            $16,750,000     $ 17,809,080
      U.S. Treasury Inflation
      Indexed Notes, 1.63%, 01/15/15             20,780,000       21,143,135
      U.S. Treasury Inflation
      Indexed Notes, 2.38%, 01/15/25             10,224,000       11,047,967
      U.S. Treasury Inflation
      Indexed Notes, 2.00%, 01/15/26             18,248,000       17,683,346
      U.S. Treasury Inflation
      Indexed Notes, 3.63%, 04/15/28             13,050,000       19,875,713
      U.S. Treasury Inflation
      Indexed Notes, 3.88%, 04/15/29             12,723,000       19,881,775
                                                                ------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $218,007,812)                                            222,426,449
                                                                ------------
SHORT-TERM INVESTMENTS -- 1.7%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                        4,448,339        4,448,339
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                        4,448,339        4,448,339
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $8,896,678)                                              8,896,678
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $477,467,453)+                                            $514,776,731
                                                                ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $477,875,159. At March 31, 2007 net unrealized appreciation was $36,901,572. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $36,901,572.












      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Aggressive Asset Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
    Wilmington Multi-Manager International Fund     1,746,214    $19,278,207
    Wilmington Multi-Manager Large-Cap Fund         1,286,787     17,577,509
    Wilmington Multi-Manager Mid-Cap Fund              79,515      1,034,490
    Wilmington Multi-Manager Real Asset Fund          655,684     10,425,383
    Wilmington Multi-Manager Small-Cap Fund            77,041      1,036,195
    Wilmington Prime Money Market Fund              2,615,108      2,615,108
                                                                 -----------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $46,017,159)                                            51,966,892
                                                                 -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $46,017,159)+                                            $51,966,892
                                                                 ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $46,177,540. At March 31, 2007 net unrealized appreciation was $5,789,352. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,789,352.



      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Moderate Asset Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
    Wilmington Multi-Manager International Fund       616,376   $  6,804,792
    Wilmington Multi-Manager Large-Cap Fund           515,437      7,040,875
    Wilmington Multi-Manager Mid-Cap Fund              51,772        673,554
    Wilmington Multi-Manager Real Asset Fund          319,511      5,080,219
    Wilmington Multi-Manager Small-Cap Fund            50,145        674,446
    Wilmington Prime Money Market Fund              1,666,004      1,666,004
    Wilmington Short/Intermediate-Term Bond Fund    1,160,367     11,615,271
                                                                ------------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $30,016,047)                                            33,555,161
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $30,016,047)+                                           $ 33,555,161
                                                                ============

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $30,180,139. At March 31, 2007 net unrealized appreciation was $3,375,022. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,375,022.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Conservative Asset Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES       (NOTE 2)
                                                   ----------    -----------
AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
    Wilmington Multi-Manager International Fund        62,419    $   689,107
    Wilmington Multi-Manager Large-Cap Fund            57,761        789,018
    Wilmington Multi-Manager Real Asset Fund           33,360        530,431
    Wilmington Multi-Manager Small-Cap Fund             7,838        105,426
    Wilmington Prime Money Market Fund                264,382        264,382
    Wilmington Short/Intermediate-Term Bond Fund      290,239      2,905,297
                                                                 -----------

  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $5,025,697)                                              5,283,661
                                                                 -----------

TOTAL INVESTMENTS -- 100.0%
  (Cost $5,025,697)+                                             $ 5,283,661
                                                                 ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $5,046,572. At March 31, 2007 net unrealized appreciation was $237,089. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $237,089.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND / ETF Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                      SHARES       (NOTE 2)
                                                     --------   ------------
EXCHANGE TRADED FUNDS -- 99.6%
    iShares Cohen & Steers Realty Majors Index Fund    39,636   $  4,090,039
    iShares MSCI EAFE Index Fund                      134,250     10,237,905
    iShares MSCI Emerging Markets Index Fund           17,589      2,049,119
    iShares Russell 1000 Value Index Fund             293,360     24,389,950
                                                                ------------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $35,967,366)                                            40,767,013
                                                                ------------
SHORT-TERM INVESTMENTS -- 0.4%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                 84,135         84,135
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                 84,134         84,134
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $168,269)                                                  168,269
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $36,135,635)+                                           $ 40,935,282
                                                                ============

+ The cost for Federal income tax purposes is $36,209,143. At March 31, 2007, net unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,726,139. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,726,139.


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

COMMON STOCK -- 99.1%

  CONSUMER DISCRETIONARY -- 8.6%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.1%
    Coach, Inc.*                                           60    $     3,003
    Jones Apparel Group, Inc.                              90          2,766
    Liz Claiborne, Inc.                                    50          2,142
    Polo Ralph Lauren Corp. - Class A                      30          2,644
    V.F. Corp.                                            140         11,567
                                                                 -----------
                                                                      22,122
                                                                 -----------
    AUTO COMPONENTS -- 0.4%
    Autoliv, Inc.                                         370         21,131
    BorgWarner, Inc.                                      110          8,296
    Gentex Corp.                                           70          1,137
    Johnson Controls, Inc.                                 90          8,516
    The Goodyear Tire & Rubber Co.*                        40          1,248
    TRW Automotive Holdings Corp.*                        510         17,758
                                                                 -----------
                                                                      58,086
                                                                 -----------
    AUTOMOBILES -- 1.1%
    Ford Motor Co.                                     13,910        109,750
    General Motors Corp.                                1,430         43,815
    Harley-Davidson, Inc.                                 200         11,750
    Thor Industries, Inc.                                  90          3,545
                                                                 -----------
                                                                     168,860
                                                                 -----------
    CASINOS & GAMING -- 0.1%
    Boyd Gaming Corp.                                      20            953
    International Game Technology                         230          9,287
    Las Vegas Sands Corp.*                                 10            866
    Penn National Gaming, Inc.*                            10            424
    Scientific Games Corp.*                                20            657
    Wynn Resorts Ltd.                                      10            949
                                                                 -----------
                                                                      13,136
                                                                 -----------
    DISTRIBUTORS -- 0.1%
    Genuine Parts Co.                                     400         19,600
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.1%
    Apollo Group, Inc. - Class A*                          60          2,634
    Career Education Corp.*                                40          1,220
    Service Corp. International                           100          1,186
    The ServiceMaster Co.                                 230          3,540
    Weight Watchers International, Inc.                    20            922
                                                                 -----------
                                                                       9,502
                                                                 -----------
    FOOTWEAR -- 0.1%
    Nike, Inc. - Class B                                  160         17,002
                                                                 -----------
    HOTELS, RESORTS & CRUISE LINES -- 0.2%
    Carnival Corp.                                         10            469
    Choice Hotels International, Inc.                      20            709
    Hilton Hotels Corp.                                    70          2,517
    Marriott International, Inc. - Class A                170          8,323
    Starwood Hotels & Resorts Worldwide, Inc.             160         10,376
    Wyndham Worldwide Corp.*                              240          8,196
                                                                 -----------
                                                                      30,590
                                                                 -----------
    HOTELS, RESTAURANTS, & LEISURE -- 0.1%
    MGM MIRAGE*                                           220         15,294
                                                                 -----------
    HOUSEHOLD DURABLES -- 0.7%
    Beazer Homes USA, Inc.                                 20            581


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Black & Decker Corp.                                   60    $     4,897
    Centex Corp.                                           40          1,671
    D.R. Horton, Inc.                                     340          7,480
    Fortune Brands, Inc.                                  130         10,246
    Harman International Industries, Inc.                  20          1,922
    Jarden Corp.*                                          20            766
    KB Home Co.                                            40          1,707
    Leggett & Platt, Inc.                                 330          7,481
    Lennar Corp. - Class A                                200          8,442
    M.D.C. Holdings, Inc.                                  10            481
    Mohawk Industries, Inc.*                               50          4,102
    Newell Rubbermaid, Inc.                               710         22,074
    NVR, Inc.*                                             10          6,650
    Pulte Corp.                                           270          7,144
    Ryland Group, Inc.                                     20            844
    Snap-On, Inc.                                          20            962
    Standard Pacific Corp.                                 40            835
    The Stanley Works                                     150          8,304
    Toll Brothers, Inc.*                                   40          1,095
    Whirlpool Corp.                                        90          7,642
                                                                 -----------
                                                                     105,326
                                                                 -----------
    INTERNET & CATALOG RETAIL -- 0.1%
    Amazon.Com, Inc.*                                      40          1,592
    Expedia, Inc.*                                        150          3,477
    IAC/Interactive Corp.*                                140          5,279
    Nutri System, Inc*                                     10            524
                                                                 -----------
                                                                      10,872
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.2%
    Brunswick Corp.                                        80          2,548
    Eastman Kodak Co.                                     580         13,085
    Hasbro, Inc.                                           70          2,003
    Mattel, Inc.                                          640         17,645
    Pool Corp.                                             20            716
                                                                 -----------
                                                                      35,997
                                                                 -----------
    LEISURE FACILITIES -- 0.0%
    International Speedway Corp. - Class A                 40          2,068
                                                                 -----------
    MEDIA -- 3.1%
    Cablevision Systems New York Group - Class A          490         14,911
    CBS Corp., Class B                                  1,430         43,744
    Comcast Corp. - Class A*                              985         25,561
    Discovery Holding Co. - Class A*                      610         11,669
    Dow Jones & Co., Inc.                                  50          1,724
    DreamWorks Animation*                                  30            917
    EchoStar Communications Corp.*                        100          4,343
    Gannett Co., Inc.                                     300         16,887
    Getty Images, Inc.*                                    20            973
    Harte-Hanks, Inc.                                      30            828
    Hearst-Argyle Television, Inc.                         90          2,447
    Hughes Electronics Corp.*                             590         13,611
    John Wiley & Sons, Inc. Class A                       280         10,573
    Lamar Advertising Co.                                  20          1,259
    Liberty Global, Inc.*                                  50          1,647
    Meredith Corp.                                         20          1,148
    News Corp. - Class A                                3,140         72,597
    Omnicom Group, Inc.                                    90          9,214
    R.H. Donnelley Corp.                                   30          2,127

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Regal Entertainment Group - Class A                 1,520    $    30,202
    The E.W. Scripps Co.                                   50          2,234
    The Interpublic Group of Cos., Inc.*                  120          1,477
    The McClatchy Co.                                      30            948
    The McGraw-Hill Cos., Inc.                            230         14,462
    The New York Times Co.                                110          2,586
    The Walt Disney Co.                                 1,350         46,480
    Time Warner, Inc.                                   2,470         48,708
    Tribune Co.                                           360         11,560
    Viacom, Inc., Class B*                              2,210         90,853
    Virgin Media, Inc.                                     20            505
    Warner Music Group, Inc.                               30            512
                                                                 -----------
                                                                     486,707
                                                                 -----------
    MULTILINE RETAIL -- 0.3%
    Big Lots, Inc.*                                        20            626
    Dillard's, Inc. - Class A                              20            655
    Dollar Tree Stores, Inc.*                              20            765
    Family Dollar Stores, Inc.                             50          1,481
    Federated Department Stores, Inc.                     190          8,559
    J.C. Penney Co., Inc.                                 130         10,681
    Kohl's Corp.*                                          60          4,596
    Nordstrom, Inc.                                        60          3,176
    Saks, Inc.                                            280          5,835
    Sears Holdings Corp.*                                  10          1,802
    Target Corp.                                          320         18,963
                                                                 -----------
                                                                      57,139
                                                                 -----------
    RESTAURANTS -- 0.5%
    Brinker International, Inc.                            30            981
    Darden Restaurants, Inc.                               50          2,059
    McDonald's Corp.                                    1,180         53,159
    Panera Bread Co. - Class A*                            10            591
    Starbucks Corp.*                                       50          1,568
    The Cheesecake Factory, Inc.*                          10            267
    Wendy's International, Inc.                            50          1,565
    Yum! Brands, Inc.                                     350         20,216
                                                                 -----------
                                                                      80,406
                                                                 -----------
    SPECIALTY RETAIL -- 1.4%
    Abercrombie & Fitch Co.                                20          1,514
    Advance Auto Parts, Inc.                               50          1,927
    American Eagle Outfitters, Inc.                        60          1,799
    AnnTaylor Stores Corp.*                                30          1,163
    AutoNation, Inc.*                                     720         15,293
    AutoZone, Inc.*                                        30          3,844
    Barnes & Noble, Inc.                                   10            394
    Bed Bath & Beyond, Inc.*                               60          2,410
    Best Buy Co., Inc.                                    260         12,667
    Chico's FAS, Inc.*                                     40            977
    Circuit City Stores, Inc.                              40            741
    Circuit City Stores, Inc. - Carmax Group*              40            982
    Claire's Stores, Inc.                                  30            964
    Coldwater Creek, Inc.*                                 20            406
    Dick's Sporting Goods, Inc.*                           10            583
    Foot Locker, Inc.                                      40            942
    GameStop Corp. - Class A*                              20            651
    Limited Brands, Inc.                                  330          8,600
    Lowe's Cos., Inc.                                     440         13,856
    O'Reilly Automotive, Inc.*                             10            331
    Office Depot, Inc.*                                    60          2,108


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    OfficeMax, Inc.                                        30    $     1,582
    PetSmart                                               10            330
    RadioShack Corp.                                      370         10,001
    Ross Stores, Inc.                                      40          1,376
    Staples, Inc.                                         390         10,078
    The Gap, Inc.                                         540          9,293
    The Home Depot, Inc.                                1,920         70,541
    The Sherwin-Williams Co.                              160         10,566
    The TJX Cos., Inc.                                    300          8,088
    Tiffany & Co.                                          20            910
    Tractor Supply Co.*                                    10            515
    Travel  Centers of America LLC*                        18            692
    United Auto Group, Inc.                             1,460         29,638
    Urban Outfitters, Inc.*                                20            530
    Williams-Sonoma, Inc.                                  20            709
                                                                 -----------
                                                                     227,001
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     1,359,708
                                                                 -----------
  CONSUMER STAPLES -- 10.7%
    BEVERAGES -- 2.0%
    Anheuser-Busch Companies, Inc.                        960         48,442
    Brown-Forman Corp. - Class B                          180         11,801
    Coca-Cola Co.                                       2,780        133,440
    Coca-Cola Enterprises, Inc.                           570         11,543
    Constellation Brands, Inc.*                            30            635
    Hansen Natural Corp.*                                  10            379
    Molson Coors Brewing Co. - Class B                     70          6,623
    Pepsi Bottling Group, Inc.                            240          7,654
    PepsiAmericas, Inc.                                    70          1,562
    PepsiCo, Inc.                                       1,600        101,696
                                                                 -----------
                                                                     323,775
                                                                 -----------
    FOOD & STAPLES RETAILING -- 1.4%
    BJ's Wholesale Club, Inc.*                             20            677
    Costco Wholesale Corp.                                170          9,153
    CVS Corp.                                             310         10,583
    Kroger Co.                                            110          3,107
    Rite Aid Corp.*                                     2,370         13,675
    Safeway, Inc.                                         300         10,992
    SUPERVALU, Inc.                                       100          3,907
    Sysco Corp.                                           580         19,621
    Wal-Mart Stores, Inc.                               2,710        127,234
    Walgreen Co.                                          320         14,685
    Whole Foods Market, Inc.                               50          2,243
                                                                 -----------
                                                                     215,877
                                                                 -----------
    FOOD PRODUCTS -- 2.5%
    Archer-Daniels Midland Co.                            460         16,882
    Campbell Soup Co.                                     540         21,033
    ConAgra Foods, Inc.                                   920         22,917
    Corn Products International, Inc.                      20            712
    Dean Foods Co.                                         30          1,402
    Del Monte Foods Co.                                 2,310         26,519
    General Mills, Inc.                                   680         39,589
    Hershey Foods Corp.                                   380         20,771
    HJ Heinz Co.                                          780         36,754
    Hormel Foods Corp.                                    580         21,570
    Kellogg Co.                                           630         32,401
    Kraft Foods, Inc.                                   2,360         74,717
    McCormick & Co., Inc.                                 380         14,638
    Sara Lee Corp.                                      2,090         35,363
    Smithfield Foods, Inc.*                                60          1,797
    The J.M. Smucker Co.                                   20          1,066

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Tyson Foods, Inc. - Class A                           460    $     8,929
    Wm. Wrigley Jr. Co.                                   230         11,714
                                                                 -----------
                                                                     388,774
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 2.2%
    Church and Dwight Co., Inc.                            10            503
    Colgate-Palmolive Co.                                 650         43,413
    Energizer Holdings, Inc.*                              30          2,560
    Kimberly-Clark Corp.                                  900         61,641
    Procter & Gamble Co.                                3,010        190,112
    The Clorox Co.                                        700         44,583
                                                                 -----------
                                                                     342,812
                                                                 -----------
    PERSONAL PRODUCTS -- 0.2%
    Alberto-Culver Co.                                     60          1,373
    Avon Products, Inc.                                   630         23,474
    Estee Lauder Companies, Inc. - Class A                200          9,770
                                                                 -----------
                                                                      34,617
                                                                 -----------
    TOBACCO -- 2.4%
    Altria Group, Inc.                                  3,790        332,800
    Loews Corp. - Carolina Group                          240         18,147
    Reynolds American, Inc.                               300         18,723
    UST, Inc.                                             180         10,436
                                                                 -----------
                                                                     380,106
                                                                 -----------
  TOTAL CONSUMER STAPLES                                           1,685,961
                                                                 -----------
  ENERGY -- 8.1%
    COAL & CONSUMABLE FUELS -- 0.1%
    Arch Coal, Inc.                                        40          1,228
    Consol Energy, Inc.                                    40          1,565
    Foundation Coal Holdings, Inc.                         60          2,060
    Massey Energy Co.                                      20            480
    Peabody Energy Corp.                                  370         14,889
                                                                 -----------
                                                                      20,222
                                                                 -----------
    ELECTRIC & GAS UTILITIES -- 0.0%
    Spectra Energy Corp.                                  280          7,355
                                                                 -----------
    ENERGY EQUIPMENT & SERVICES -- 0.4%
    Baker Hughes, Inc.                                    140          9,258
    BJ Services Co.                                       100          2,790
    Cameron International Corp.*                           40          2,512
    Diamond Offshore Drilling, Inc.                        40          3,238
    Dresser-Rand Group, Inc.*                             260          7,920
    ENSCO International, Inc.                              30          1,632
    FMC Technologies, Inc.*                                10            698
    Global Industries, Ltd.*                               50            914
    Grant Prideco, Inc.*                                   20            997
    Halliburton Co.                                       420         13,331
    Helmerich & Payne, Inc.                                20            607
    National Oilwell, Inc.*                                20          1,556
    Oceaneering International, Inc.*                       20            842
    Patterson-UTI Energy, Inc.                             50          1,122
    Pride International, Inc.*                             20            602
    Rowan Cos., Inc.                                       30            974
    SEACOR Holdings, Inc.*                                 20          1,968
    Smith International, Inc.                              50          2,402
    Superior Energy Services, Inc.*                        30          1,034
    TETRA Technologies, Inc.*                              10            247
    Tidewater, Inc.                                        30          1,757
    Todco - Class A*                                       20            807
    Unit Corp.*                                            10            506
    Weatherford International, Inc.*                       10            451
                                                                 -----------
                                                                      58,165
                                                                 -----------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    INTEGRATED OIL & GAS -- 6.3%
    ChevronTexaco Corp.                                 3,100    $   229,276
    ConocoPhillips                                      1,850        126,448
    Exxon Mobil Corp.                                   7,470        563,611
    Marathon Oil Corp.                                    370         36,567
    Murphy Oil Corp.                                       50          2,670
    Occidental Petroleum Corp.                            860         42,407
                                                                 -----------
                                                                   1,000,979
                                                                 -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.0%
    Helix Energy Solutions Group, Inc.*                    10            373
                                                                 -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.8%
    Anadarko Petroleum Corp.                              300         12,894
    Apache Corp.                                          150         10,605
    Cabot Oil & Gas Corp.                                  30          2,019
    Cheniere Energy, Inc.*                                 10            311
    Chesapeake Energy Corp.                               610         18,837
    Cimarex Energy Co.                                     20            740
    Denbury Resources, Inc.*                               30            894
    Devon Energy Corp.                                    390         26,996
    EOG Resources, Inc.                                   130          9,274
    Forest Oil Corp.*                                      30          1,001
    Hess Corp.                                            110          6,102
    Newfield Exploration Co.*                              20            834
    Noble Energy, Inc.                                     40          2,386
    Pioneer Natural Resources Co.                         380         16,382
    Plains Exploration & Production Co.*                   20            903
    Pogo Producing Co.                                     30          1,443
    Quicksilver Resources, Inc.*                           10            398
    Range Resources Corp.                                  30          1,002
    Southwestern Energy Co.*                               10            410
    St. Mary Land & Exploration Co.                        50          1,834
    W&T Offshore, Inc.                                     20            579
    XTO Energy, Inc.                                      100          5,481
                                                                 -----------
                                                                     121,325
                                                                 -----------
    OIL & GAS REFINING & MARKETING -- 0.4%
    Frontier Oil Corp.                                     60          1,958
    Holly Corp.                                            10            593
    Sunoco, Inc.                                          160         11,271
    Tesoro Corp.                                          100         10,043
    Valero Energy Corp.                                   510         32,890
                                                                 -----------
                                                                      56,755
                                                                 -----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
    El Paso Corp.                                         210          3,038
    Overseas Shipholding Group, Inc.                       30          1,878
    The Williams Cos., Inc.                               380         10,815
                                                                 -----------
                                                                      15,731
                                                                 -----------
  TOTAL ENERGY                                                     1,280,905
                                                                 -----------
  FINANCIALS -- 28.5%
    CAPITAL MARKETS -- 2.1%
    A.G. Edwards, Inc.                                     60          4,151
    Affiliated Managers Group, Inc.*                       20          2,167
    Allied Capital Corp.                                  430         12,388
    American Capital Strategies, Ltd.                     170          7,533
    Ameriprise Financial, Inc.                            120          6,857
    Bank of New York Co., Inc.                            880         35,684
    BlackRock, Inc.                                        20          3,126
    Charles Schwab Corp.                                  570         10,425
    E*TRADE Group, Inc.*                                  470          9,973

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Eaton Vance Corp.                                      30    $     1,069
    Federated Investors, Inc.                              50          1,836
    Franklin Resources, Inc.                              140         16,916
    Goldman Sachs Group, Inc.                             190         39,260
    Investment Technology Group, Inc.*                     20            784
    Janus Capital Group, Inc.                              90          1,882
    Jefferies Group, Inc.                                  30            869
    Legg Mason, Inc.                                       90          8,479
    Lehman Brothers Holdings, Inc.                        400         28,028
    Merrill Lynch & Co., Inc.                             600         49,002
    Morgan Stanley                                        810         63,796
    Northern Trust Corp.                                  130          7,818
    Nuveen Investments - Class A                           30          1,419
    Raymond James Financial, Inc.                          30            893
    SEI Investments Co.                                    30          1,807
    State Street Corp.                                    150          9,712
    T.Rowe Price Group, Inc.                              160          7,550
    The Bear Stearns Companies, Inc.                       50          7,518
                                                                 -----------
                                                                     340,942
                                                                 -----------
    COMMERCIAL BANKS -- 5.0%
    Associated Banc-Corp                                  250          8,400
    BancorpSouth, Inc.                                     40            978
    Bank of Hawaii Corp.                                  100          5,303
    BB&T Corp.                                          1,030         42,251
    Bok Financial Corp.                                    10            495
    City National Corp.                                    20          1,472
    Comerica, Inc.                                        230         13,598
    Commerce Bancorp, Inc.                                 40          1,335
    Commerce Bancshares, Inc.                             320         15,459
    Cullen/Frost Bankers, Inc.                            210         10,989
    East West Bancorp, Inc.                                10            368
    Fifth Third Bancorp                                   770         29,791
    First Citizens BancShares, Inc.                        30          6,030
    First Horizon National Corp.                          150          6,230
    Fulton Financial Corp.                              2,410         35,017
    Huntington Bancshares, Inc.                         2,280         49,818
    KeyCorp                                               590         22,107
    M&T Bank Corp.                                         60          6,950
    Marshall & Ilsley Corp.                               180          8,336
    National City Corp.                                 1,320         49,170
    PNC Financial Services Group                          330         23,750
    Popular, Inc.                                         580          9,605
    Regions Financial Corp.                               880         31,126
    SunTrust Banks, Inc.                                  370         30,725
    Synovus Financial Corp.                               280          9,055
    TCF Financial Corp.                                   550         14,498
    The Colonial BancGroup, Inc.                          110          2,723
    The South Financial Group, Inc.                        30            742
    U.S. Bancorp                                        2,630         91,971
    UnionBanCal Corp.                                     160         10,147
    Valley National Bancorp                               560         14,140
    Wachovia Corp.                                      1,870        102,943
    Wells Fargo & Co.                                   3,680        126,702
    Whitney Holdings Corp.                                 30            917
    Zions Bancorp                                          80          6,762
                                                                 -----------
                                                                     789,903
                                                                 -----------
    CONSUMER FINANCE -- 0.8%
    American Express Co.                                1,310         73,884
    Capital One Financial Corp.                           380         28,675
    Nelnet, Inc.                                           30            719
    SLM Corp.                                             420         17,178


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    The First Marblehead Corp.                             20    $       898
    The Student Loan Corp.                                 40          7,437
                                                                 -----------
                                                                     128,791
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 7.9%
    Bank of America Corp.                               6,010        306,630
    CIT Group, Inc.                                        20          1,058
    Citigroup, Inc.                                    14,220        730,055
    IntercontinentalExchange, Inc.*                       120         14,665
    J.P. Morgan Chase & Co.                             3,650        176,587
    Leucadia National Corp.                                50          1,471
    Moody's Corp.                                         130          8,068
    Nasdaq Stock Market, Inc.*                             20            588
    NYSE Group, Inc.*                                      60          5,625
    The Chicago Mercantile Exchange                        10          5,325
                                                                 -----------
                                                                   1,250,072
                                                                 -----------
    INSURANCE -- 7.2%
    AFLAC, Inc.                                           860         40,472
    Alleghany Corp.*                                       10          3,811
    Ambac Financial Group, Inc.                           120         10,367
    American Financial Group, Inc.                        320         10,893
    American International Group, Inc.                  3,430        230,565
    American National Insurance Co.                        10          1,279
    Aon Corp.                                             390         14,804
    Arthur J. Gallagher & Co.                              90          2,550
    Assurant, Inc.                                         70          3,754
    Berkley W.R. Corp.                                    370         12,254
    Brown & Brown, Inc.                                    40          1,082
    Chubb Corp.                                         1,030         53,220
    Cincinnati Financial Corp.                            610         25,864
    CNA Financial Corp.*                                  360         15,512
    Conseco, Inc.*                                        300          5,190
    Erie Indemnity Co.                                     50          2,639
    Fidelity National Financial, Inc.                     440         10,564
    First American Corp.                                  200         10,144
    Genworth Financial, Inc.                              810         28,301
    Hanover Insurance Group, Inc.                          30          1,384
    Hartford Financial Services Group, Inc.               430         41,099
    HCC Insurance Holdings, Inc.                           70          2,156
    Lincoln National Corp.                                260         17,625
    Loews Corp.                                         1,000         45,430
    Markel Corp.*                                          20          9,697
    Marsh & McLennan Cos., Inc.                           950         27,826
    MBIA, Inc.                                            200         13,098
    Mercury General Corp.                                 330         17,503
    MetLife, Inc.                                       1,610        101,671
    Nationwide Financial Services, Inc.                   410         22,083
    Old Republic International Corp.                    1,210         26,765
    Philadelphia Consolidated Holding Corp.*               50          2,200
    Principal Financial Group, Inc.                       570         34,126
    Protective Life Corp.                                 190          8,368
    Prudential Financial, Inc.                            650         58,669
    Reinsurance Group of America, Inc.                    320         18,470
    SAFECO Corp.                                          190         12,622
    StanCorp Financial Group, Inc.                         60          2,950
    The Allstate Corp.                                  1,340         80,480
    The Progressive Corp.                                 830         18,111
    The Travelers Companies, Inc.                         920         47,628

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Torchmark Corp.                                        90    $     5,903
    TransAtlantic Holdings, Inc.                          140          9,117
    Unitrin, Inc.                                         190          8,943
    UnumProvident Corp.                                   640         14,739
    XL Capital, Ltd. - Class A                             10            700
                                                                 -----------
                                                                   1,132,628
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.5%
    AMB Property Corp.                                    130          7,643
    Annaly Mortgage Management, Inc.                      670         10,372
    Apartment Investment & Management Co. - Class A       220         12,692
    Archstone-Smith Trust                                 230         12,484
    Avalon Bay Communities, Inc.                           60          7,800
    Boston Properties, Inc.                               130         15,262
    Brandywine Realty Trust                                60          2,005
    BRE Properties, Inc. - Class A                         30          1,895
    Camden Property Trust                                  10            703
    CBL & Associates, Inc.                                110          4,932
    Colonial Properties Trust                             330         15,071
    Developers Diversified Realty Corp.                   140          8,806
    Duke Realty Corp.                                     270         11,737
    Equity Residential                                    380         18,327
    Essex Property Trust, Inc.                             10          1,295
    Federal Realty Investment Trust                        80          7,250
    General Growth Properties, Inc.                       320         20,662
    Health Care Property Investors, Inc.                  240          8,647
    Health Care REIT, Inc.                                 60          2,634
    Hospitality Properties Trust                          180          8,424
    Host Marriott Corp.                                   600         15,786
    HRPT Properties Trust                               1,290         15,867
    iStar Financial, Inc.                                 210          9,834
    Kilroy Realty Corp.                                    20          1,475
    Kimco Realty Corp.                                    220         10,723
    Liberty Property Trust                                190          9,257
    Mack-Cali Realty Corp.                                 30          1,429
    Plum Creek Timber Co., Inc.                           340         13,403
    ProLogis                                              210         13,635
    Public Storage, Inc.                                  190         17,987
    Rayonier, Inc.                                        110          4,730
    Regency Centers Corp.                                  50          4,177
    Simon Property Group, Inc.                            330         36,712
    SL Green Realty                                        20          2,744
    Taubman Centers, Inc.                                  30          1,740
    The Macerich Co.                                       80          7,389
    UDR, INC                                              270          8,267
    Vencor, Inc.                                           60          2,528
    Vornado Realty Trust                                  230         27,448
    Weingarten Realty, Inc.                               170          8,085
                                                                 -----------
                                                                     391,857
                                                                 -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    CB Richard Ellis Group, Inc.*                          30          1,025
    Forest City Enterprises, Inc.                          10            662
    Jones Lang LaSalle, Inc.                               10          1,043
    The St. Joe Co.                                        20          1,046
                                                                 -----------
                                                                       3,776
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 3.0%
    Capitol Federal Financial                              90          3,403
    Fannie Mae                                          2,720        148,458
    Freddie Mac                                         3,250        193,343


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Hudson City Bancorp, Inc.                             190    $     2,599
    New York Community Bancorp, Inc.                      470          8,267
    People's Bank*                                         40          1,776
    Sovereign Bancorp, Inc.                                80          2,035
    Washington Federal, Inc.                            1,100         25,806
    Washington Mutual, Inc.                             2,180         88,028
    Webster Financial Corp.                               110          5,281
                                                                 -----------
                                                                     478,996
                                                                 -----------
  TOTAL FINANCIALS                                                 4,516,965
                                                                 -----------
  HEALTH CARE -- 10.1%
    BIOTECHNOLOGY -- 0.3%
    Amgen, Inc.*                                          410         22,911
    Amylin Pharmaceuticals, Inc.*                         150          5,604
    Biogen Idec, Inc.*                                     20            888
    Celgene Corp.*                                         10            525
    Cephalon, Inc.*                                        20          1,424
    Genentech, Inc.*                                      110          9,033
    Genzyme Corp.*                                         30          1,800
    Gilead Sciences, Inc.*                                100          7,650
    MedImmune, Inc.*                                       20            728
    Millennium Pharmaceuticals, Inc.*                      30            341
    PDL BioPharma, Inc.*                                   10            217
    Vertex Pharmaceuticals, Inc.*                          10            280
                                                                 -----------
                                                                      51,401
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
    Bausch & Lomb, Inc.                                    30          1,535
    Baxter International, Inc.                            430         22,648
    Beckman Coulter, Inc.                                  20          1,278
    Becton, Dickinson and Co.                             140         10,765
    Boston Scientific Corp.*                              580          8,433
    C.R. Bard, Inc.                                        20          1,590
    Cytyc Corp.*                                          210          7,184
    Dentsply International, Inc.                          530         17,357
    Edwards Lifesciences Corp.*                            90          4,563
    Gen-Probe, Inc.*                                      100          4,708
    Hillenbrand Industries, Inc.                           40          2,375
    Hospira, Inc.*                                         10            409
    Intuitive Surgical, Inc.*                              10          1,216
    Medtronic, Inc.                                       620         30,417
    Respironics, Inc.*                                     20            840
    St. Jude Medical, Inc.*                               210          7,898
    Stryker Corp.                                         130          8,622
    The Cooper Companies, Inc.                             10            486
    Varian Medical Systems, Inc.*                          10            477
    Zimmer Holdings, Inc.*                                210         17,936
                                                                 -----------
                                                                     150,737
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 1.7%
    Aetna, Inc.                                           310         13,575
    AmerisourceBergen Corp.                               460         24,265
    Cardinal Health, Inc.                                 400         29,180
    CIGNA Corp.                                           120         17,119
    Community Health Systems*                              40          1,410
    Coventry Health Care, Inc.*                           150          8,407
    DaVita, Inc.*                                          30          1,600
    Express Scripts, Inc. - Class A*                      130         10,494
    Health Management Associates, Inc.                    420          4,565
    Health Net, Inc.*                                      40          2,152
    Henry Schein, Inc.*                                    10            552
    Humana, Inc.*                                          60          3,481

      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Laboratory Corp. of America Holdings*                  30    $     2,179
    Lifepoint Hospitals, Inc.*                             10            382
    Lincare Holdings, Inc.*                                30          1,099
    Manor Care, Inc.                                       30          1,631
    McKesson Corp.                                        460         26,928
    Medco Health Solutions, Inc.*                         290         21,034
    Omnicare, Inc.                                         40          1,591
    Patterson Companies., Inc.*                            60          2,129
    Pediatrix Medical Group, Inc.*                         30          1,712
    Quest Diagnostics, Inc.                                90          4,488
    Tenet Healthcare Corp.*                                50            322
    UnitedHealth Group, Inc.                            1,140         60,386
    Universal Health Services, Inc. - Class B              20          1,145
    VCA Antech, Inc.*                                      10            363
    Wellcare Health Plans, Inc.*                           10            853
    WellPoint, Inc*                                       220         17,842
                                                                 -----------
                                                                     260,884
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 0.1%
    Cerner Corp.*                                          20          1,089
    Emdeon Corp.*                                          50            756
    IMS Health, Inc.                                      610         18,093
                                                                 -----------
                                                                      19,938
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.0%
    Applera Corporation - Applied Biosystems Group         60          1,775
    Charles River Laboratories International, Inc.*        20            925
    Invitrogen Corp.*                                      20          1,273
    PerkinElmer, Inc.                                      10            242
    Pharmaceutical Product Development, Inc.               10            337
    Thermo Electron Corp.*                                 40          1,870
    Waters Corp.*                                          20          1,160
                                                                 -----------
                                                                       7,582
                                                                 -----------
    PHARMACEUTICALS -- 7.0%
    Abbott Laboratories                                 1,950        108,810
    Abraxis Bioscience, Inc.*                              30            801
    Allergan, Inc.                                         30          3,325
    Barr Pharmaceuticals, Inc.*                            30          1,390
    Bristol-Myers Squibb Co.                            3,710        102,990
    Eli Lilly & Co.                                     1,490         80,028
    Endo Pharmaceuticals Holdings, Inc.*                   20            588
    Forest Laboratories, Inc.*                            180          9,259
    Johnson & Johnson                                   3,550        213,923
    King Pharmaceuticals, Inc.*                           110          2,164
    Merck & Co., Inc.                                   4,490        198,323
    Mylan Laboratories, Inc.                               80          1,691
    Pfizer, Inc.                                       11,870        299,836
    Schering-Plough Corp.                                 970         24,745
    Sepracor, Inc.*                                        10            466
    Watson Pharmaceuticals, Inc.*                          50          1,322
    Wyeth                                               1,310         65,539
                                                                 -----------
                                                                   1,115,200
                                                                 -----------
  TOTAL HEALTH CARE                                                1,605,742
                                                                 -----------
  INDUSTRIALS -- 9.5%
    AEROSPACE & DEFENSE -- 2.2%
    Alliant Techsystems, Inc.*                             30          2,638
    Armre Holdings, Inc.*                                  20          1,347


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    DRS Technologies, Inc.                                 10    $       522
    General Dynamics Corp.                                390         29,796
    Goodrich Corp.                                        290         14,929
    Honeywell International, Inc.                         770         35,466
    L-3 Communications Holdings, Inc.                      60          5,248
    Lockheed Martin Corp.                                 420         40,748
    Northrop Grumman Corp.                                400         29,688
    Precision Castparts Corp.                              20          2,081
    Raytheon Co.                                          530         27,804
    Rockwell Collins, Inc.                                100          6,693
    Spirit Aerosystems Holdings, Inc.*                     40          1,274
    The Boeing Co.                                        860         76,462
    United Technologies Corp.                           1,090         70,850
                                                                 -----------
                                                                     345,546
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.6%
    C.H. Robinson Worldwide, Inc.                          60          2,865
    Expeditors International                               50          2,066
    FedEx Corp.                                            90          9,669
    United Parcel Service, Inc. - Class B               1,110         77,811
                                                                 -----------
                                                                      92,411
                                                                 -----------
    AIRLINES -- 0.1%
    AMR Corp.*                                             90          2,740
    Continental Airlines, Inc. - Class B*                  20            728
    Southwest Airlines Co.                                250          3,675
    UAL Corporation*                                      470         17,940
                                                                 -----------
                                                                      25,083
                                                                 -----------
    BUILDING PRODUCTS -- 0.2%
    American Standard Companies, Inc.                     210         11,134
    Lennox International, Inc.                             40          1,428
    Masco Corp.                                           560         15,344
    USG Corp.*                                             20            934
                                                                 -----------
                                                                      28,840
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.5%
    Allied Waste Industries, Inc.*                        130          1,637
    Avery Dennison Corp.                                   60          3,856
    ChoicePoint, Inc.*                                     30          1,123
    Cintas Corp.                                           70          2,527
    Copart, Inc.*                                          70          1,961
    Corrections Corp. of America*                          20          1,056
    Covanta Holding Corp*                                  30            665
    Equifax, Inc.                                          50          1,823
    HNI Corp.                                              30          1,378
    Manpower, Inc.                                         30          2,213
    Monster Worldwide, Inc.*                               30          1,421
    Pitney Bowes, Inc.                                    260         11,801
    R.R. Donnelley & Sons Co.                             270          9,879
    Republic Services, Inc.                                45          1,252
    Robert Half International, Inc.                        40          1,480
    Steelcase, Inc.                                        50            995
    The Corporate Executive Board Co.                      10            760
    The Dun & Bradstreet Corp.                             20          1,824
    Waste Management, Inc.                                950         32,689
                                                                 -----------
                                                                      80,340
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 0.0%
    Fluor Corp.                                            20          1,794

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Jacobs Engineering Group, Inc.*                        20    $       933
    Quanta Services, Inc.*                                 60          1,513
    The Shaw Group, Inc.*                                  10            313
                                                                 -----------
                                                                       4,553
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 0.3%
    AMETEK, Inc.                                           60          2,072
    Cooper Industries, Ltd. - Class A                      20            900
    Emerson Electric Co.                                  770         33,179
    Hubbell, Inc. - Class B                                30          1,447
    Rockwell Automation, Inc.                             150          8,981
    Roper Industries, Inc.                                 20          1,098
    Thomas & Betts Corp.*                                  20            976
                                                                 -----------
                                                                      48,653
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 3.7%
    3M Co.                                                830         63,437
    Carlisle Cos., Inc.                                    40          1,717
    General Electric Co.                               14,160        500,698
    Teleflex, Inc.                                         30          2,042
    Textron, Inc.                                         130         11,674
    Walter Industries, Inc.                                30            742
                                                                 -----------
                                                                     580,310
                                                                 -----------
    MACHINERY -- 1.1%
    AGCO Corp.*                                            40          1,479
    Caterpillar, Inc.                                     390         26,142
    Crane Co.                                              20            808
    Cummins, Inc.                                          40          5,789
    Danaher Corp.                                         140         10,003
    Deere & Co.                                           160         17,382
    Donaldson Co., Inc.                                    30          1,083
    Dover Corp.                                           110          5,369
    Eaton Corp.                                           160         13,369
    Flowserve Corp.                                        20          1,144
    Gardner Denver, Inc.*                                  20            697
    Graco, Inc.                                            30          1,175
    Harsco Corp.                                           20            897
    IDEX Corp.                                             20          1,018
    Illinois Tool Works, Inc.                             490         25,284
    ITT Industries, Inc.                                  150          9,048
    Joy Global, Inc.                                       40          1,716
    Lincoln Electric Holdings, Inc.                        20          1,191
    Oshkosh Truck Corp.                                    20          1,060
    PACCAR, Inc.                                          400         29,360
    Pall Corp.                                             40          1,520
    Parker Hannifin Corp.                                 110          9,494
    Pentair, Inc.                                          60          1,870
    SPX Corp.                                              30          2,106
    Terex Corp.*                                           30          2,153
    The Manitowoc Co., Inc.                                20          1,271
    The Timken Co.                                         40          1,212
    The Toro Co.                                           20          1,025
    Trinity Industries, Inc.                               20            838
                                                                 -----------
                                                                     175,503
                                                                 -----------
    MARINE -- 0.0%
    Alexander & Baldwin, Inc.                              30          1,513
    Kirby Corp.*                                           20            700
                                                                 -----------
                                                                       2,213
                                                                 -----------
    ROAD & RAIL -- 0.7%
    Avis Budget Group, Inc.*                              540         14,753
    Burlington Northern Santa Fe Corp.                    200         16,086
    Con-way, Inc.                                         140          6,978


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    CSX Corp.                                             100    $     4,005
    Hertz Global Ho.*                                   1,060         25,122
    JB Hunt Transport Services, Inc.                       10            262
    Kansas City Southern Industries, Inc.*                 60          2,135
    Landstar System, Inc.                                 300         13,752
    Norfolk Southern Corp.                                270         13,662
    Ryder Systems, Inc.                                    30          1,480
    Union Pacific Corp.                                   150         15,232
    YRC Worldwide, Inc.*                                  140          5,631
                                                                 -----------
                                                                     119,098
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.1%
    Fastenal Co.                                           20            701
    GATX Corp.                                             30          1,434
    MSC Industrial Direct Co., Inc. - Class A              20            934
    United Rentals, Inc.*                                  10            275
    W.W. Grainger, Inc.                                    60          4,634
    Wesco International, Inc.*                             10            628
                                                                 -----------
                                                                       8,606
                                                                 -----------
  TOTAL INDUSTRIALS                                                1,511,156
                                                                 -----------
  INFORMATION TECHNOLOGY -- 11.0%
    COMMUNICATIONS EQUIPMENT -- 1.6%
    ADC Telecommunications, Inc.*                          30            502
    Avaya, Inc.*                                          110          1,299
    Ciena Corp.*                                           10            280
    Cisco Systems, Inc.*                                3,560         90,887
    Comverse Technology, Inc.*                             30            641
    Corning, Inc.*                                        720         16,373
    F5 Networks, Inc.*                                     10            667
    Harris Corp.                                           30          1,528
    JDS Uniphase Corp.*                                   950         14,468
    Juniper Networks, Inc.*                               880         17,318
    Motorola, Inc.                                      1,890         33,396
    QUALCOMM, Inc.                                      1,210         51,619
    Tellabs, Inc.*                                      1,620         16,038
                                                                 -----------
                                                                     245,016
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 2.1%
    Apple Computer, Inc.*                                  80          7,433
    Dell, Inc.*                                         1,770         41,082
    Diebold, Inc.                                          50          2,385
    EMC Corp.*                                            970         13,434
    Hewlett-Packard Co.                                 1,840         73,858
    International Business Machines Corp.               1,720        162,127
    Lexmark International Group, Inc. - Class A*          170          9,938
    NCR Corp.*                                             50          2,388
    Network Appliance, Inc.*                               40          1,461
    QLogic Corp.*                                          70          1,190
    Sandisk Corp.*                                        410         17,958
    Sun Microsystems, Inc.*                               900          5,409
    Western Digital Corp.*                                 70          1,177
                                                                 -----------
                                                                     339,840
                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
    Amphenol Corp. - Class A                               20          1,291
    Arrow Electronics, Inc.*                               70          2,643
    Avnet, Inc.*                                          470         16,986
    AVX Corp.                                              50            760
    CDW Corp.                                              30          1,843
    Dolby Laboratories, Inc.*                              20            690

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------
    Ingram Micro, Inc. - Class A*                         720    $    13,903
    Jabil Circuit, Inc.                                   620         13,274
    Mettler-Toledo International, Inc.*                    10            896
    Molex, Inc.                                            60          1,692
    National Instruments Corp.                             20            525
    Tech Data Corp.*                                      130          4,655
    Tektronix, Inc.                                        30            845
    Trimble Navigation, Ltd.*                              60          1,610
    Vishay Intertechnology, Inc.*                         160          2,237
                                                                 -----------
                                                                      63,850
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 0.2%
    Akamai Technologies, Inc.*                             20            998
    eBay, Inc.*                                           410         13,591
    Google, Inc.- Class A*                                 30         13,745
    VeriSign, Inc.*                                        80          2,010
    Yahoo!, Inc.*                                         250          7,823
                                                                 -----------
                                                                      38,167
                                                                 -----------
    IT SERVICES -- 0.9%
    Affiliated Computer Services, Inc.*                    50          2,944
    Alliance Data Systems Corp.*                           30          1,849
    Automatic Data Processing, Inc.                       370         17,908
    Ceridian Corp.*                                        30          1,045
    CheckFree Corp.*                                       20            742
    Cognizant Technology Solutions Corp.*                  10            883
    Computer Sciences Corp.*                               90          4,692
    Convergys Corp.*                                       60          1,525
    Electronic Data Systems Corp.                         660         18,269
    Fidelity National Information Services, Inc.          390         17,729
    First Data Corp.                                      860         23,134
    Fiserv, Inc.*                                          50          2,653
    Global Payments, Inc.                                  10            341
    Hewitt Associates, Inc.*                               50          1,461
    Iron Mountain, Inc.*                                   35            914
    Mastercard, Inc.                                       50          5,312
    MoneyGram International, Inc.                          60          1,666
    Paychex, Inc.                                         280         10,603
    Total System Services, Inc.                            70          2,229
    Unisys Corp.*                                         190          1,602
    VeriFone Holdings, Inc.*                               10            367
    Western Union Co.                                     760         16,682
                                                                 -----------
                                                                     134,550
                                                                 -----------
    OFFICE ELECTRONICS -- 0.1%
    Xerox Corp.*                                          950         16,046
    Zebra Technologies Corp. - Class A*                    20            772
                                                                 -----------
                                                                      16,818
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
    Advanced Micro Devices, Inc.*                         930         12,146
    Altera Corp.*                                         110          2,199
    Analog Devices, Inc.                                  310         10,692
    Applied Materials, Inc.                               710         13,007
    Atmel Corp.*                                          960          4,829
    Broadcom Corp. - Class A*                             430         13,790
    Cree, Inc.*                                           910         14,979
    Cypress Semiconductor Corp.*                           50            928
    Fairchild Semiconductor International, Inc.*           20            334


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Integrated Device Technology, Inc.*                 1,270    $    19,583
    Intel Corp.                                         6,480        123,962
    International Rectifier Corp.*                         20            764
    Intersil Holding Corp. - Class A                       40          1,060
    KLA-Tencor Corp.                                       50          2,666
    Lam Research Corp.*                                    30          1,420
    Linear Technology Corp.                               350         11,057
    LSI Logic Corp.*                                       80            835
    Maxim Integrated Products, Inc.                       300          8,820
    MEMC Electronic Materials, Inc.*                      280         16,962
    Microchip Technology, Inc.                             40          1,421
    Micron Technology, Inc.*                            1,320         15,946
    National Semiconductor Corp.                           70          1,690
    Novellus Systems, Inc.*                                60          1,921
    NVIDIA Corp.*                                         400         11,512
    PMC-Sierra, Inc.*                                   1,970         13,810
    Rambus, Inc.*                                          40            850
    Silicon Laboratories, Inc.*                           540         16,157
    Spansion Inc.*                                        450          5,486
    Teradyne, Inc.*                                        10            165
    Texas Instruments, Inc.                               700         21,070
    Xilinx, Inc.                                          110          2,830
                                                                 -----------
                                                                     352,891
                                                                 -----------
    SOFTWARE -- 3.5%
    Activision, Inc.*                                      60          1,136
    Adobe Systems, Inc.*                                  260         10,842
    Autodesk, Inc.*                                        60          2,256
    BEA Systems Inc.*                                     100          1,159
    BMC Software, Inc.*                                    70          2,155
    CA, Inc.                                              460         11,919
    Cadence Design Systems, Inc.*                         160          3,370
    Citrix Systems, Inc.*                                  50          1,601
    Compuware Corp.*                                      150          1,423
    Electronic Arts, Inc.*                                180          9,065
    FactSet Research Systems, Inc.                         20          1,257
    Fair Isaac & Co., Inc.                                 30          1,160
    Intuit, Inc.*                                         120          3,283
    McAfee, Inc.*                                          60          1,745
    Microsoft Corp.                                    15,390        428,919
    NAVTEQ*                                                20            690
    Novell, Inc.*                                         140          1,011
    Oracle Corp.*                                       3,020         54,753
    Parametric Technology Corp.*                           20            382
    Red Hat, Inc.*                                         20            459
    Salesforce.com, Inc.*                                  20            856
    Symantec Corp.*                                       510          8,823
    Synopsys, Inc.*                                        50          1,312
                                                                 -----------
                                                                     549,576
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                     1,740,708
                                                                 -----------
  MATERIALS -- 3.5%
    CHEMICALS -- 1.9%
    Air Products & Chemicals, Inc.                        150         11,094
    Airgas, Inc.                                           30          1,264
    Albemarle Corp.                                        40          1,654
    Ashland, Inc.                                         150          9,840
    Cabot Corp.                                            30          1,432
    Celanese Corporation                                  670         20,663
    Chemtura Corp.                                         70            765
    Cytec Industries, Inc.                                 20          1,125
    Dow Chemical Co.                                    1,640         75,210

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------
    E.I. DuPont de Nemours & Co.                        1,360    $    67,225
    Eastman Chemical Co.                                   50          3,166
    Ecolab, Inc.                                          200          8,600
    FMC Corp.                                              20          1,509
    Hercules, Inc.*                                        20            391
    Huntsman Corp.                                         40            764
    International Flavors & Fragrances, Inc.               50          2,361
    Lyondell Chemical Co.                                 410         12,288
    Monsanto Co.                                          240         13,190
    Nalco Holding Co.                                      40            956
    PPG Industries, Inc.                                  470         33,046
    Praxair, Inc.                                         190         11,962
    Rohm & Haas Co.                                       240         12,413
    RPM International, Inc.                               150          3,465
    Sigma-Aldrich Corp.                                    70          2,906
    The Lubrizol Corp.                                     40          2,061
    The Mosaic Co.*                                        30            800
    The Scotts Miracle - Gro Co. - Class A                 30          1,321
    The Valspar Corp.                                      60          1,670
    Valhi, Inc.                                            50            660
    Westlake Chemical Corp.                                50          1,357
                                                                 -----------
                                                                     305,158
                                                                 -----------
    CONSTRUCTION MATERIALS -- 0.1%
    Eagle Materials, Inc.                                  40          1,785
    Martin Marietta Materials Corp.                        20          2,704
    Vulcan Materials Co.                                   90         10,483
                                                                 -----------
                                                                      14,972
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.2%
    Ball Corp.                                             30          1,376
    Bemis Company, Inc.                                    60          2,003
    Crown Holdings, Inc.*                                 230          5,626
    Owens-Illinois, Inc.*                                  60          1,546
    Packaging Corp.                                       110          2,684
    Pactiv Corp.*                                          60          2,024
    Sealed Air Corp.                                      100          3,160
    Smurfit-Stone Container Corp.*                         60            676
    Sonoco Products Co.                                    60          2,255
    Temple-Inland, Inc.                                   210         12,545
                                                                 -----------
                                                                      33,895
                                                                 -----------
    METALS & MINING -- 1.0%
    Alcoa, Inc.                                           640         21,696
    Allegheny Technologies, Inc.                           50          5,334
    Carpenter Technology Corp.                             20          2,415
    Commercial Metals Co.                                  40          1,254
    Freeport-McMoRan Copper & Gold, Inc. - Class B        280         18,533
    Newmont Mining Corp.                                  120          5,039
    Nucor Corp.                                           490         31,914
    Reliance Steel & Aluminum Co.                          30          1,452
    Southern Copper Corp.                                 450         32,247
    Steel Dynamics, Inc.                                  380         16,416
    Titanium Metals Corp.*                                 54          1,933
    United States Steel Corp.                             140         13,884
                                                                 -----------
                                                                     152,117
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.3%
    International Paper Co.                               500         18,200
    Louisiana-Pacific Corp.                               110          2,207
    MeadWestvaco Corp.                                    130          4,009


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------

    Weyerhaeuser Co.                                      420    $    31,391
                                                                 -----------
                                                                      55,807
                                                                 -----------
  TOTAL MATERIALS                                                    561,949
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 4.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.2%
    AT&T, Inc.                                          9,410        371,036
    CenturyTel, Inc.                                      320         14,461
    Citizens Communications Co.                           540          8,073
    Embarq Corp.                                          120          6,762
    Level 3 Communications, Inc.*                          40            244
    Verizon Communications, Inc.                        6,590        249,893
    Windstream Corp.                                      980         14,396
                                                                 -----------
                                                                     664,865
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
    Alltel Corp.                                          430         26,660
    American Tower Corp.*                                 110          4,284
    Crown Castle International Corp.*                     180          5,783
    NII Holdings, Inc.*                                    20          1,484
    SBA Communications Corp. - Class A*                    20            591
    Sprint Corp.                                        3,180         60,293
    Telephone & Data Systems, Inc.                         40          2,385
    United States Cellular Corp.*                          20          1,469
                                                                 -----------
                                                                     102,949
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                   767,814
                                                                 -----------
  UTILITIES -- 4.2%
    ELECTRIC UTILITIES -- 2.4%
    Allegheny Energy, Inc.*                                30          1,474
    American Electric Power Co., Inc.                     690         33,637
    DPL, Inc.                                             180          5,596
    Duke Energy Corp.                                   2,740         55,594
    Edison International Co.                              230         11,300
    Entergy Corp.                                         180         18,886
    Exelon Corp.                                          770         52,907
    FirstEnergy Corp.                                     320         21,197
    FPL Group, Inc.                                       540         33,032
    Great Plains Energy, Inc.                             440         14,278
    Hawaiian Electric Industries, Inc.                  1,260         32,747
    Northeast Utilities Co.                                70          2,294
    Pepco Holdings, Inc.                                  350         10,157
    Pinnacle West Capital Corp.                           200          9,650
    PPL Corp.                                             320         13,088
    Progress Energy, Inc.                                 460         23,202
    Reliant Energy, Inc.*                                 130          2,642
    Sierra Pacific Resources Corp.*                        20            348
    The Southern Co.                                    1,100         40,315
                                                                 -----------
                                                                     382,344
                                                                 -----------
    GAS UTILITIES -- 0.1%
    AGL Resources, Inc.                                   190          8,117
    Atmos Energy Corp.                                     50          1,564
    Energen Corp.                                          30          1,527
    Equitable Resources, Inc.                              40          1,933
    National Fuel Gas Co.                                  40          1,730
    Nicor, Inc.                                            10            484
    ONEOK, Inc.                                            50          2,250
    Questar Corp.                                          20          1,784
    Southern Union Co.                                     40          1,216
    UGI Corp.                                              50          1,335
                                                                 -----------
                                                                      21,940
                                                                 -----------

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                       ------    -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    AES Corp.*                                             80    $     1,722
    Constellation Energy Group                            120         10,434
    Dynegy, Inc.*                                         130          1,204
    NRG Energy, Inc.*                                      10            720
                                                                 -----------
                                                                      14,080
                                                                 -----------
    MULTI-UTILITIES -- 1.6%
    Alliant Energy Corp.                                   70          3,137
    Ameren Corp.                                          590         29,677
    CenterPoint Energy, Inc.                              570         10,226
    CMS Energy Corp.                                      440          7,832
    Consolidated Edison, Inc.                             460         23,488
    Dominion Resources, Inc.                              390         34,620
    DTE Energy Co.                                        240         11,496
    Energy East Corp.                                     760         18,514
    Integrys Energy Group, Inc.                            30          1,665
    MDU Resources Group, Inc.                              70          2,012
    NiSource, Inc.                                        420         10,265
    NSTAR                                                  70          2,458
    OGE Energy Corp.                                       70          2,716
    PG&E Corp.                                            220         10,620
    Public Service Enterprise Group, Inc.                 250         20,760
    Puget Energy, Inc.                                     80          2,054
    SCANA Corp.                                           160          6,907
    Sempra Energy Co.                                     190         11,592
    TECO Energy, Inc.                                     230          3,958
    Vectren Corp.                                         590         16,874
    Wisconsin Energy Corp.                                 50          2,426
    Xcel Energy, Inc.                                     430         10,617
                                                                 -----------
                                                                     243,914
                                                                 -----------
    WATER UTILITIES -- 0.0%
    Aqua America, Inc.                                     40            898
                                                                 -----------
  TOTAL UTILITIES                                                    663,176
                                                                 -----------
  TOTAL COMMON STOCK
    (Cost $15,723,714)                                            15,694,084
                                                                 -----------
SHORT-TERM INVESTMENTS -- 0.9%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                 68,039         68,039
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series                 68,039         68,039
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $136,078)                                                  136,078
                                                                 -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $15,859,792)+                                            $15,830,162
                                                                 ===========

*  Non-income producing security.
+ The cost for Federal income tax purposes is $15,860,245. At March 31, 2007 net unrealized depreciation was $30,083. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $361,368, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $391,451.

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

COMMON STOCK -- 99.9%
  CONSUMER DISCRETIONARY -- 18.2%
    APPAREL RETAIL -- 0.2%
    The Warnaco Group, Inc.*                              540     $   15,336
                                                                  ----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.8%
    Ashworth, Inc.*                                        60            454
    Carter's, Inc.*                                       230          5,828
    Cherokee, Inc.                                         90          3,875
    Columbia Sportswear Co.                               110          6,854
    Fossil, Inc.*                                          80          2,118
    Hartmarx Corp.*                                       290          2,146
    Kellwood Co.                                          330          9,679
    Kenneth Cole Productions, Inc.                        100          2,567
    Maidenform Brands, Inc.*                               70          1,615
    Movado Group, Inc.                                     50          1,473
    Oxford Industries, Inc.                               100          4,944
    Perry Ellis International, Inc.*                       25            800
    Phillips-Van Heusen Corp.                             140          8,232
    Quiksilver, Inc.*                                     270          3,132
    Under Armour Inc.*                                     10            513
    Unifirst Corp.                                         90          3,453
    Volcom, Inc.*                                         130          4,467
                                                                  ----------
                                                                      62,150
                                                                  ----------
    AUTO COMPONENTS -- 1.4%
    Aftermarket Technology Corp.*                         130          3,156
    American Axle & Manufacturing Holdings, Inc.          630         17,231
    ArvinMeritor, Inc.                                    930         16,973
    Cooper Tire & Rubber Co.                              700         12,803
    Drew Industries, Inc.*                                 60          1,721
    Fuel Systems Solutions, Inc.*                          20            370
    Gentek, Inc.*                                         630         21,458
    Modine Manufacturing Co.                              340          7,786
    Noble International, Ltd.                              50            839
    Sauer-Danfoss, Inc.                                   250          7,525
    Shiloh Industries, Inc.                               280          3,158
    Standard Motor Products, Inc.                          20            341
    Superior Industries International, Inc.               270          5,624
    Tenneco, Inc.*                                        230          5,856
    Visteon Corp.*                                        700          5,978
                                                                  ----------
                                                                     110,819
                                                                  ----------
    AUTOMOBILES -- 0.1%
    Coachmen Industries, Inc.                              20            211
    Fleetwood Enterprises, Inc.*                           50            395
    Monaco Coach Corp.                                    250          3,982
    Winnebago Industries, Inc.                            120          4,036
                                                                  ----------
                                                                       8,624
                                                                  ----------
    CASINOS & GAMING -- 0.4%
    Ameristar Casinos, Inc.                               160          5,138
    Bally Technologies, Inc.*                             140          3,301
    Churchill Downs, Inc.                                  70          3,177
    Dover Downs Entertainment, Inc.                       210          2,705
    Isle of Capri Casinos, Inc.*                           50          1,281
    Monarch Casino & Resort, Inc.*                         80          2,080
    MTR Gaming Group, Inc.*                                60            785
    Multimedia Games, Inc.*                               170          2,023
    Pinnacle Entertainment, Inc.*                          10            291
    Progressive Gaming International Corp.*                40            180


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Shuffle Master, Inc.*                                 150     $    2,737
    Trump Entertainment Resorts, Inc.*                    180          3,253
                                                                  ----------
                                                                      26,951
                                                                  ----------
    DISTRIBUTORS -- 0.1%
    Audiovox Corp.*                                        10            147
    Building Materials Holding Corp.                      360          6,520
    DXP Enterprises, Inc.*                                 20            764
    Source Interlink Cos., Inc.*                           50            335
                                                                  ----------
                                                                       7,766
                                                                  ----------
    DIVERSIFIED CONSUMER SERVICES -- 0.9%
    Bright Horizons Family Solutions, Inc.*                40          1,510
    Capella Education Co.*                                310         10,397
    CoinMach Service Corp.                                300          3,183
    Coinstar, Inc.*                                        90          2,817
    Corinthian Colleges, Inc.*                            370          5,088
    CPI Corp.                                              10            525
    DeVry, Inc.                                           210          6,163
    Investools, Inc.*                                      20            278
    Jackson Hewitt Tax Service, Inc.                       10            322
    Matthews International Corp. - Class A                110          4,477
    Pre-Paid Legal Services, Inc.*                         80          4,009
    Regis Corp.                                           250         10,092
    Sotheby's Holdings, Inc. - Class A                     60          2,669
    Stewart Enterprises, Inc.                             850          6,851
    Strayer Education, Inc.                                30          3,750
    Universal Technical Institute, Inc.*                   80          1,846
    Vertrue, Inc.*                                         60          2,887
                                                                  ----------
                                                                      66,864
                                                                  ----------
    FOOTWEAR -- 0.4%
    Crocs, Inc.*                                           30          1,418
    Deckers Outdoor Corp.*                                 20          1,420
    Iconix Brand Group, Inc.*                              50          1,020
    K-Swiss, Inc. - Class A                               200          5,404
    Skechers U.S.A., Inc.*                                120          4,028
    Steven Madden, Ltd.                                    90          2,628
    The Stride Rite Corp.                                 260          4,001
    The Timberland Co. - Class A*                         220          5,727
    Weyco Group, Inc.                                     110          2,858
    Wolverine World Wide, Inc.                            190          5,428
                                                                  ----------
                                                                      33,932
                                                                  ----------
    HOTELS, RESORTS & CRUISE LINES -- 0.3%
    Ambassadors Group, Inc.                               110          3,656
    Ambassadors International, Inc.                        30          1,384
    Bluegreen Corp.*                                      150          1,694
    Gaylord Entertainment Co. - Class A*                   20          1,057
    The Marcus Corp.                                      610         14,189
                                                                  ----------
                                                                      21,980
                                                                  ----------
    HOUSEHOLD DURABLES -- 2.2%
    American Greetings Corp.                              750         17,407
    Avatar Holdings, Inc.*                                 10            714
    Blyth, Inc.                                           180          3,800
    Brookfield Homes Corp.                                430         13,803
    California Coastal Communities, Inc.*                 430          8,725

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Cavco Industries, Inc.*                                20     $      699
    Champion Enterprises, Inc.*                           310          2,728
    CSS Industries, Inc.                                   80          2,998
    Directed Electronics, Inc.*                            20            179
    Ethan Allen Interiors, Inc.                           420         14,843
    Furniture Brands International, Inc.                  940         14,833
    Hooker Furniture Corp.                                 50          1,003
    Hovnanian Enterprises, Inc.*                          360          9,058
    iRobot Corp.*                                          40            523
    Kimball International, Inc.                           340          6,555
    La-Z-Boy Chair Co.                                    740          9,161
    Libbey, Inc.                                           30            421
    Lifetime Brands, Inc.                                  70          1,462
    M/I Homes, Inc.                                       110          2,920
    Meritage Homes Corp.*                                 150          4,818
    National Presto Industries, Inc.                       40          2,466
    Orleans Homebuilders, Inc.                            120          1,062
    Palm Harbor Homes, Inc.*                               40            574
    Sealy Corp.                                           460          8,041
    Skyline Corp.                                          50          1,687
    Standard Pacific Corp.                                 70          1,461
    Stanley Furniture Co., Inc.                            70          1,456
    Tarragon Corporation*                                 220          2,281
    Technical Olympic USA, Inc.                         1,730          6,903
    Tempur Pedic International, Inc.                      190          4,938
    Tupperware Corp.                                      700         17,451
    Universal Electronics, Inc.*                           20            557
                                                                  ----------
                                                                     165,527
                                                                  ----------
    INTERNET & CATALOG RETAIL -- 0.2%
    1-800-FLOWERS.COM, Inc.*                               60            467
    Audible, Inc.*                                        220          2,286
    Blue Nile, Inc.*                                       10            407
    FTD Group, Inc.                                        40            661
    Gaiam, Inc.*                                           20            315
    GSI Commerce, Inc.*                                    20            452
    Netflix, Inc.*                                        180          4,174
    Overstock.com, Inc.*                                   40            664
    PetMed Express, Inc.*                                  80            948
    Priceline.com, Inc.*                                  110          5,859
    Stamps.com, Inc*                                       50            718
    Systemax, Inc.                                         40            749
                                                                  ----------
                                                                      17,700
                                                                  ----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.9%
    Arctic Cat, Inc.                                      560         10,914
    Callaway Golf Co.                                     530          8,353
    JAKKS Pacific, Inc.*                                  290          6,931
    K2, Inc.*                                              40            484
    Leapfrog Enterprises, Inc.*                            30            321
    Marine Products Corp.                                 340          3,254
    MarineMax, Inc.*                                       90          2,086
    Oakley, Inc.                                          110          2,215
    Polaris Industries, Inc.                              410         19,672
    Pool Corp.                                             10            358
    RC2 Corp.*                                             80          3,231
    Smith & Wesson Holdings Corp.*                         20            262
    Steinway Musical Instruments                           30            968
    Sturm, Ruger & Co., Inc.*                              30            403
    The Nautilus Group, Inc.                              430          6,635
                                                                  ----------
                                                                      66,087
                                                                  ----------


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    LEISURE FACILITIES -- 0.8%
    Dover Motorsports, Inc.                               840     $    4,410
    Life Time Fitness, Inc.*                               10            514
    Six Flags, Inc.*                                    3,680         22,117
    Speedway Motorsports, Inc.                            440         17,050
    Town Sports International Holdings, Inc.*              20            436
    Vail Resorts, Inc.*                                   330         17,929
                                                                  ----------
                                                                      62,456
                                                                  ----------
    MEDIA -- 3.3%
    Arbitron, Inc.                                        150          7,043
    Belo Corp.                                          1,430         26,698
    Carmike Cinemas, Inc.                                  80          1,856
    Citadel Broadcasting Corp.                          1,050          9,985
    CKX, Inc.*                                             30            333
    Courier Corp.                                          60          2,344
    Cox Radio, Inc.*                                      460          6,279
    Cumullus Media, Inc.*                                 330          3,095
    Emmis Communications Corp. - Class A                  840          7,090
    Entercom Communications Corp.                         410         11,554
    Entravision Communications Corp.*                     110          1,027
    Gray Communications Systems, Inc.                     640          6,669
    Harris Interactive, Inc.*                             120            724
    Interactive Data Corp.                                440         10,890
    Journal Communications, Inc. -  Class A               950         12,454
    Journal Register Co.                                  900          5,364
    Lakes Entertainment Inc*                               70            781
    Lee Enterprises, Inc.                                 640         19,232
    Lin TV Corp.*                                         260          4,134
    Martha Stewart Living Omnimedia, Inc.                  20            340
    Marvel Entertainment, Inc.*                           410         11,377
    Media General, Inc. - Class A                         270         10,303
    Mediacom Communications Corp.*                         80            651
    Morningstar, Inc.*                                     40          2,066
    Outdoor Channel Holdings, Inc.*                        30            307
    Playboy Enterprises, Inc.*                             40            412
    ProQuest Co.*                                         250          2,250
    Radio One, Inc. -  Class D*                         1,370          8,850
    RCN Corp.*                                            230          5,877
    Salem Communications Corp.                             90          1,125
    Scholastic Corp.*                                     300          9,330
    Sinclair Broadcast Group, Inc.                        910         14,059
    Sun-Times Media Group, Inc.                         1,190          5,902
    Tivo, Inc.*                                           260          1,651
    Valassis Communications, Inc.*                        720         12,377
    Value Line, Inc.                                      240         11,472
    Westwood One, Inc.                                  2,010         13,809
    World Wrestling Entertainment, Inc.                   450          7,335
                                                                  ----------
                                                                     257,045
                                                                  ----------
    MULTILINE RETAIL -- 0.2%
    99 Cents Only Stores*                                 310          4,566
    Big Lots, Inc.*                                        20            626
    Bon-Ton Stores, Inc.                                   20          1,125
    Fred's, Inc.                                           10            147
    Retail Ventures, Inc.*                                 10            210


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Tuesday Morning Corp.                                 500     $    7,420
                                                                  ----------
                                                                      14,094
                                                                  ----------
    RESTAURANTS -- 1.5%
    AFC Enterprises, Inc.*                              1,290         25,864
    Applebee's International, Inc.                        430         10,655
    Bob Evans Farms, Inc.                                 180          6,651
    Buffalo Wild Wings, Inc.*                              20          1,274
    CBRL Group, Inc.                                      230         10,649
    CEC Entertainment, Inc.*                              170          7,062
    CKE Restaurants, Inc.                                 100          1,886
    Cosi, Inc.*                                            80            446
    Domino's Pizza, Inc.                                  210          6,819
    IHOP Corp.                                            150          8,798
    Jack in the Box, Inc.*                                 90          6,222
    Krispy Kreme Doughnuts, Inc.*                          20            204
    Landry's Restaurants, Inc.                             70          2,072
    Luby's, Inc.*                                         110          1,075
    P.F. Chang's China Bistro, Inc.*                       50          2,094
    Papa John's International, Inc.*                      220          6,468
    RARE Hospitality International, Inc.*                  10            301
    Ruby Tuesday, Inc.                                    270          7,722
    Sonic Corp.*                                          310          6,907
    Texas Roadhouse, Inc.*                                160          2,280
    The Steak 'n Shake Co.*                                20            335
                                                                  ----------
                                                                     115,784
                                                                  ----------
    SPECIALTY RETAIL -- 4.5%
    Aaron Rents, Inc.                                      70          1,851
    AC Moore Arts & Crafts, Inc.*                          20            427
    Aeropostale, Inc.*                                    110          4,425
    America's Car-Mart, Inc.*                              90          1,202
    Asbury Automotive Group                               400         11,300
    Bebe Stores, Inc.                                     290          5,040
    Big 5 Sporting Goods Corp                              60          1,555
    Blockbuster, Inc. - Class A*                       21,090        135,820
    Books-A-Million, Inc.                                  60            854
    Borders Group, Inc.                                   130          2,655
    Brown Shoe Co., Inc.                                  140          5,880
    Build-A-Bear-Workshop, Inc.*                           40          1,099
    Cabela's, Inc. - Class A*                              30            744
    Cache, Inc.*                                           20            355
    Casual Male Retail Group, Inc.*                        10            118
    Charlotte Russe Holdings, Inc.*                        50          1,443
    Charming Shoppes, Inc.*                               200          2,590
    Christopher & Banks Corp.                             240          4,673
    Citi Trends, Inc.*                                     20            855
    Conn's, Inc.*                                          60          1,485
    Cost Plus, Inc.*                                       50            500
    CSK Auto Corp.*                                       310          5,332
    DEB Shops, Inc.                                       370         10,020
    Dress Barn, Inc.*                                     160          3,330
    DSW, Inc.*                                             10            422
    Genesco, Inc.*                                         30          1,246
    Group 1 Automotive, Inc.                              240          9,545
    Guess, Inc.                                           180          7,288
    Haverty Furniture Cos., Inc.                          170          2,380
    Hibbett Sports Inc.*                                   50          1,429
    Hot Topic, Inc.*                                       70            777
    J. Crew Group, Inc.*                                   10            402
    Jo-Ann Stores, Inc.*                                   10            273
    Jos. A. Bank Clothiers, Inc.*                          40          1,414
    Lithia Motors, Inc.                                   140          3,837
    Monro Muffler Brake, Inc.                              10            351


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    New York & Co., Inc.*                                  30     $      474
    Pacific Sunwear of California, Inc.*                  210          4,374
    Payless ShoeSource, Inc.*                             310         10,292
    Pier 1 Imports, Inc.                                1,570         10,849
    Rent-A-Center, Inc.*                                  700         19,586
    Select Comfort Corp.*                                 320          5,696
    Shoe Carnival, Inc.*                                   10            333
    Sonic Automotive, Inc.                                360         10,260
    Stage Stores, Inc.                                    300          6,993
    Stein Mart, Inc.                                      300          4,896
    Syms Corp.*                                            70          1,305
    Talbots, Inc.                                         440         10,393
    The Buckle, Inc.                                       90          3,213
    The Cato Corp. - Class A                              330          7,719
    The Finish Line, Inc. - Class A                       150          1,890
    The Gymboree Corp.*                                    80          3,206
    The Men's Wearhouse, Inc.                              30          1,411
    The Pep Boys - Manny, Moe & Jack                      320          6,109
    Tractor Supply Co.*                                    10            515
    Tween Brands, Inc.*                                    50          1,786
    West Marine, Inc.*                                     30            546
    Zale Corp.*                                           220          5,804
    Zumiez Inc*                                            10            401
                                                                  ----------
                                                                     350,968
                                                                  ----------
    TEXTILES & APPAREL -- 0.0%
    Xerium Technologies, Inc.                             350          2,807
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY                                     1,406,890
                                                                  ----------
  CONSUMER STAPLES -- 4.5%
    BEVERAGES -- 0.3%
    Coca-Cola Bottling Co.                                210         11,892
    MGP Ingredients, Inc.                                  50          1,019
    National Beverage Corp.*                              320          5,613
    The Boston Beer Co., Inc. - Class A*                   40          1,334
                                                                  ----------
                                                                      19,858
                                                                  ----------
    FOOD & STAPLES RETAILING -- 1.3%
    Andersons, Inc.                                        40          1,776
    Arden Group, Inc.                                      50          6,675
    Casey's General Stores, Inc.                          120          3,001
    Central European Distribution Corp.*                   10            291
    Great Atlantic & Pacific Tea Co., Inc.*               560         18,581
    Ingles Markets, Inc. - Class A                        200          8,168
    Long's Drug Stores Corp.                              130          6,713
    Nash Finch Co.                                        180          6,203
    Performance Food Group Co.*                           430         13,274
    PriceSmart, Inc.                                       30            461
    Ruddick Corp.                                         210          6,317
    Spartan Stores, Inc.                                   30            804
    Susser Holdings Corp.*                                570          9,889
    The Pantry, Inc.*                                      80          3,617
    United Natural Foods, Inc.*                            20            613
    Village Super Market                                   30          2,865
    Weis Markets, Inc.                                    300         13,410
                                                                  ----------
                                                                     102,658
                                                                  ----------
    FOOD PRODUCTS -- 1.3%
    Alico, Inc.                                            20          1,147
    American Italian Pasta Co.*                            30            315

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Chiquita Brands International, Inc.                   520     $    7,290
    Darling International, Inc.*                          180          1,170
    Farmer Brothers Co.                                   470         10,669
    Flowers Foods, Inc.                                   370         11,163
    Hain Celestial Group, Inc.*                            60          1,804
    Imperial Sugar Co.                                     90          3,018
    J&J Snack Foods Corp.                                  60          2,369
    Lancaster Colony Corp.                                400         17,676
    Lance, Inc.                                           220          4,453
    Pilgrim's Pride Corp.                                 390         12,944
    Ralcorp Holdings, Inc.*                               140          9,002
    Reddy Ice Holdings, Inc.                              130          3,923
    Sanderson Farms, Inc.                                 110          4,077
    Tootsie Roll Industries, Inc.                         319          9,570
                                                                  ----------
                                                                     100,590
                                                                  ----------
    HOUSEHOLD PRODUCTS -- 0.3%
    Central Garden & Pet Co.*                             250          3,693
    Central Garden & Pet Co. Class A*                     140          2,058
    Spectrum Brands, Inc.*                              1,910         12,090
    WD-40 Co.                                             150          4,756
                                                                  ----------
                                                                      22,597
                                                                  ----------
    PERSONAL PRODUCTS -- 0.7%
    American Oriental Bioengineering, Inc.*                90            845
    Chattem, Inc.*                                         80          4,715
    French Fragrances, Inc.*                               50          1,091
    International Parfums, Inc.                            40            840
    Mannatech, Inc.                                       140          2,248
    Medifast, Inc.*                                       120            859
    NBTY, Inc.*                                           270         14,321
    NU Skin Enterprises, Inc.                             730         12,060
    Parlux Fragrances, Inc.*                              170            949
    Physicians Formula Holdings, Inc.*                    510          9,629
    Playtex Products, Inc.*                               340          4,614
    Prestige Brands Holdings, Inc.*                        70            829
    USANA Health Sciences, Inc.*                           50          2,343
                                                                  ----------
                                                                      55,343
                                                                  ----------
    TOBACCO -- 0.6%
    Alliance One International, Inc.*                     620          5,723
    Universal Corp.                                       270         16,564
    Vector Group, Ltd.                                  1,170         21,891
                                                                  ----------
                                                                      44,178
                                                                  ----------
  TOTAL CONSUMER STAPLES                                             345,224
                                                                  ----------
  ENERGY -- 2.6%
    Coal & Consumable Fuels -- 0.4%
    Alpha Natural Resources, Inc.*                        350          5,471
    Evergreen Energy, Inc.*                                90            591
    International Coal Group, Inc.*                       100            525
    James River Coal Co.*                               1,170          8,740
    Massey Energy Co.                                      30            720
    Pacific Ethanol, Inc.*                                 70          1,192
    USEC, Inc.*                                           700         11,375
    Westmoreland Coal Co.*                                 40            806
                                                                  ----------
                                                                      29,420
                                                                  ----------
    ENERGY EQUIPMENT & SERVICES -- 0.6%
    Allis-Chalmers Energy Inc.*                            20            315
    Atwood Oceanics, Inc.*                                 20          1,174
    Basic Energy Services, Inc.*                           40            932


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Bristow Group, Inc.*                                   70     $    2,551
    Bronco Drilling Co., Inc.*                            140          2,320
    CARBO Ceramics, Inc.                                  100          4,655
    Dril-Quip, Inc*                                        20            866
    EnGlobal, Corp.*                                       60            333
    Grey Wolf, Inc.*                                      500          3,350
    Gulf Island Fabrication, Inc.                          40          1,070
    GulfMark Offshore, Inc.*                               10            436
    Hercules Offshore, Inc.*                              160          4,202
    Hornbeck Offshore Services, Inc.*                      40          1,146
    Input/Output, Inc.*                                    30            413
    Lone Star Technologies, Inc.*                         110          7,263
    Lufkin Industries, Inc.                                30          1,685
    Matrix Service Co.*                                    20            405
    NATCO Group, Inc.*                                     30          1,024
    Oil States International, Inc.*                       120          3,851
    Parker Drilling Co.*                                   30            282
    Pioneer Drilling Co.*                                  50            634
    RPC, Inc.                                             150          2,499
    Superior Well Services, Inc.*                          20            457
    T-3 Energy Services, Inc.*                             10            201
    Unit Corp.*                                            10            506
    Universal Compression Holdings, Inc.*                  70          4,738
    W-H Energy Services, Inc.*                             30          1,402
                                                                  ----------
                                                                      48,710
                                                                  ----------
    INTEGRATED OIL & GAS -- 0.0%
    NGP Capital Resources Co.                              30            474
                                                                  ----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
    Atlas America, Inc.*                                  160          9,038
    ATP Oil & Gas Co.*                                     10            376
    Berry Petroleum Co. - Class A                         170          5,212
    Bill Barret Corp.*                                     30            972
    Bois d'Arc Energy, Inc.*                               30            397
    Brigham Exploration Co.*                              160            995
    Callon Petroleum Co.*                                  50            679
    Carrizo Oil & Gas, Inc.*                               10            350
    Cimarex Energy Co.                                     20            740
    Clayton Williams Energy, Inc.*                         10            284
    Comstock Resources, Inc.*                              50          1,369
    Delta Petroleum Corp.*                                 50          1,148
    Edge Petroleum Corp.*                                  60            751
    Encore Acquisition Co.*                               100          2,419
    Energy Partners, Ltd.*                                 40            726
    Exco Resources. Inc.*                                  30            497
    GeoGlobal Resources, Inc.*                             40            244
    Goodrich Petroleum Corp.*                              30          1,009
    Harvest Natural Resources*                            280          2,727
    Mariner Energy, Inc.*                                 170          3,252
    McMoRan Exploration Co.*                              110          1,508
    Parallel Petroleum Corp.*                              70          1,607
    Penn Virginia Corp.                                    60          4,404
    Petrohawk Energy Corp.*                                30            395
    Petroleum Development Corp.*                           70          3,750
    Petroquest Energy, Inc.*                               60            701
    St. Mary Land & Exploration Co.                        30          1,100
    Stone Energy Corp.*                                   100          2,969
    Swift Energy Co.*                                      40          1,671
    The Exploration Co. of Delaware, Inc.*                 50            543
    Toreador Resources Corp.*                              40            726
    Warren Resources, Inc.*                               160          2,085

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Whiting Petroleum Corp.*                               60     $    2,365
                                                                  ----------
                                                                      57,009
                                                                  ----------
    OIL & GAS REFINING & MARKETING -- 0.8%
    Alon USA Energy, Inc.                                 800         28,960
    Aventine Renewable Energy Holdings, Inc.*              50            911
    VeraSun Energy Corp.*                                  80          1,589
    Western Refining, Inc.                                640         24,973
    World Fuel Services Corp.                             100          4,626
                                                                  ----------
                                                                      61,059
                                                                  ----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
    Crosstex Energy, Inc.                                 120          3,450
    Markwest Hydrocarbon, Inc.                             60          3,720
                                                                  ----------
                                                                       7,170
                                                                  ----------
  TOTAL ENERGY                                                       203,842
                                                                  ----------
  FINANCIALS -- 35.6%
    CAPITAL MARKETS -- 2.0%
    Apollo Investment Corp.                             1,077         23,048
    Ares Capital Corp.                                    890         16,171
    Calamos Asset Management, Inc.                        410          9,151
    Capital Southwest Corp.                                10          1,537
    Cohen & Steers, Inc.                                  130          5,600
    GAMCO Investors, Inc.                                 110          4,766
    GFI Group, Inc.*                                       20          1,359
    Gladstone Capital Corp.                               320          7,578
    Greenhill & Co., Inc.                                  40          2,456
    KBW, Inc.*                                            100          3,476
    Knight Capital Group, Inc. - Class A*                 260          4,118
    Labranche & Co., Inc.*                                890          7,263
    Marketaxess Holdings, Inc.*                            60          1,004
    MCG Capital Corp.                                   1,130         21,199
    MVC Capital, Inc.                                      50            783
    optionsXpress Holdings, Inc.                          250          5,885
    Penson Worldwide, Inc.*                                30            906
    Piper Jaffray Cos., Inc.*                              60          3,716
    Sanders Morris Harris Group, Inc.                     160          1,704
    Stifel Financial Corp.*                                20            886
    SWS Group, Inc.                                       165          4,094
    Technology Investment Capital Corp.                   431          7,288
    Thomas Weisel Partners Group, Inc.*                    70          1,331
    Tradestation Group, Inc.*                              20            252
    Waddell & Reed Financial, Inc. - Class A              660         15,391
                                                                  ----------
                                                                     150,962
                                                                  ----------
    COMMERCIAL BANKS -- 8.3%
    1st Source Corp.                                       90          2,355
    Alabama National Bancorp                              140          9,913
    Amcore Financial, Inc.                                220          6,985
    Ameris Bancorp                                        380          9,302
    Arrow Financial Corp.                                 320          7,168
    Bancfirst Corp.                                        60          2,781
    BancTrust Financial Group, Inc.                        60          1,270
    Bank of Granite Corp.                                 110          1,971
    Bank of the Ozarks, Inc.                               40          1,149
    Banner Corp.                                           50          2,077
    Boston Private Financial Holdings, Inc.                70          1,954


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Cadence Financial Corp.                               340     $    6,800
    Camden National Corp.                                  50          2,170
    Capital City Bank Group, Inc.                          80          2,664
    Capital Corp of The West                               20            531
    Capitol Bancorp, Ltd.                                  70          2,579
    Cascade Bancorp                                        60          1,556
    Cathay General Bancorp                                200          6,796
    Central Pacific Financial Corp.                       190          6,948
    Chemical Financial Corp.                              330          9,831
    Chittenden Corp.                                      370         11,170
    Citizens Banking Corp.                                600         13,296
    City Holding Co.                                       90          3,640
    CoBiz, Inc.                                            70          1,394
    Columbia Bancorp                                       50          1,201
    Columbia Banking System, Inc.                          40          1,349
    Community Bank Systems, Inc.                          590         12,343
    Community Banks, Inc.                                 110          2,626
    Community Trust Bancorp, Inc.                         100          3,623
    CVB Financial Corp.                                   752          8,949
    Enterprise Financial Services Corp.                   100          2,800
    Farmers Capital Bank Corp.                             60          1,763
    First Bancorp/North Carolina                          110          2,352
    First Charter Corp.                                   580         12,470
    First Commonwealth Financial Corp.                    990         11,632
    First Community Bancorp, Inc.                          90          5,089
    First Community Bancshares, Inc.                       90          3,510
    First Financial Bancorp                               410          6,195
    First Financial Bankshares, Inc.                      140          5,855
    First Financial Corp./Indiana                          90          2,785
    First Indiana Corp.                                    90          1,966
    First Merchants Corp.                                 190          4,507
    First Midwest Bancorp, Inc.                           360         13,230
    First Regional Bancorp, Inc.*                          30            891
    First South Bancorp                                    50          1,535
    FirstMerit Corp.                                    1,380         29,132
    FNB Corp.                                             880         14,828
    FNB Corp.                                              50          1,791
    Frontier Financial Corp.                              160          3,992
    GB&T Bancshares, Inc.                                  60          1,088
    Glacier Bancorp, Inc.                                 190          4,568
    Great Southern Bancorp, Inc.                           70          2,050
    Greater Bay Bancorp                                   420         11,294
    Greene County Bancshares, Inc.                         40          1,356
    Hancock Holding Co.                                   120          5,278
    Hanmi Financial Corp.                                 110          2,097
    Harleysville National Corp.                           470          8,375
    Heartland Financial USA, Inc.                          60          1,605
    Heritage Commerce Corp.                               340          8,667
    Horizon Financial Corp                                 70          1,546
    IBERIABANK Corp.                                       40          2,226
    Independent Bank Corp./Massachussetts                  80          2,635
    Independent Bank Corp./Michigan                       170          3,463
    Integra Bank Corp.                                    130          2,898
    International Bancshares Corp.                        420         12,461
    Irwin Financial Corp.                                 180          3,355
    Lakeland Bancorp, Inc.                                130          1,762
    Lakeland Financial Corp.                               80          1,816
    Macatawa Bank Corp.                                    10            184

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    MainSource Financial Group, Inc.                       94     $    1,596
    MB Financial, Inc.                                    190          6,842
    MBT Financial Corp.                                   560          7,230
    Mercantile Bank Corp.                                  30            974
    Midwest Banc Holdings Inc                             240          4,250
    Nara Bancorp, Inc.                                     40            700
    National Penn Bancshares, Inc.                        500          9,450
    NBT Bancorp, Inc.                                     290          6,795
    Old National Bancorp/Indiana                          960         17,453
    Old Second Bancorp, Inc.                               50          1,370
    Omega Financial Corp.                                  90          2,566
    Oriental Financial Group                              380          4,476
    Pacific Capital Bancorp                               320         10,278
    Park National Corp.                                   220         20,786
    Peoples Bancorp,Inc./Ohio                              90          2,377
    Pinnacle Financial Partners, Inc.*                     10            305
    Preferred Bank                                         30          1,176
    PremierWest Bancorp                                    40            540
    PrivateBancorp, Inc.                                   20            731
    Prosperity Bancshares, Inc.                            70          2,432
    Provident Bankshares Corp.                            300          9,858
    R-G Financial Corp.*                                   80            400
    Renasant Corp.                                         80          1,974
    Republic Bancorp, Inc./Kentucky                        95          2,137
    Royal Bancshares of Pennsylvania                      157          3,729
    S&T Bancorp, Inc.                                     310         10,242
    S.Y. Bancorp, Inc.                                     60          1,492
    Sandy Springs Bancorp, Inc.                           180          6,235
    Santander BanCorp                                     520          9,157
    SCBT Financial Corp.                                   52          1,886
    Seacoast Banking Corp. of Florida                      60          1,360
    Security Bank Corp.                                    30            604
    Shore Bancshares, Inc.                                 50          1,323
    Sierra Bancorp                                         40          1,122
    Simmons First National Corp.                           80          2,406
    Southside Bancshares, Inc.                             50          1,146
    Southwest Bancorp, Inc.                                60          1,541
    Sterling Bancorp                                      400          7,240
    Sterling Bancshares, Inc.                             190          2,124
    Sterling Financial Corp./Pensylvania                  180          3,996
    Sterling Financial Corp./Washington                    60          1,871
    Suffolk Bancorp                                        70          2,260
    Susquehanna Bancshares, Inc.                          510         11,827
    Taylor Capital Group, Inc.                             10            350
    The Bancorp Bank*                                      10            260
    The South Financial Group, Inc.                       180          4,450
    Tompkins Trustco, Inc.                                 60          2,512
    Trico Bancshares                                       90          2,130
    Trustmark Corp.                                       480         13,459
    UCBH Holdings, Inc.                                   140          2,607
    UMB Financial Corp.                                   210          7,930
    Umpqua Holdings Corp.                                 110          2,945
    Union Bankshares Corp.                                 60          1,556
    United Bankshares, Inc.                               420         14,713
    United Community Banks, Inc./Georgia                  100          3,279
    United Security Bancshares                             50            954
    Univest Corp. of PA                                    90          2,229
    USB Holding Co., Inc.                                 130          2,950


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------
    Virginia Commerce Bancorp, Inc.*                       10     $      217
    Virginia Financial Group, Inc.                         80          2,074
    W Holding Co., Inc.                                 2,040         10,200
    Washington Trust Bancorp, Inc.                        100          2,681
    WesBanco, Inc.                                        180          5,557
    West Bancorp, Inc.                                    140          2,113
    West Coast Bancorp/Oregon                              60          1,918
    Westamerica Bancorp                                   240         11,561
    Wilshire Bancorp, Inc.                                 80          1,312
    Wintrust Financial Corp.                               30          1,338
    Yardville National Bancorp                             40          1,452
                                                                  ----------
                                                                     642,442
                                                                  ----------
    CONSUMER FINANCE -- 0.4%
    Advance America Cash Advance Centers, Inc.            660         10,157
    Cash America International, Inc.                      140          5,740
    Credit Acceptance Corp.*                              170          4,622
    Dollar Financial Corp.*                                30            759
    EzCorp, Inc.*                                         170          2,504
    First Cash Financial Services, Inc.*                   70          1,560
    QC Holdings, Inc.                                      20            266
    Rewards Network, Inc.*                                210          1,113
    United PanAm Financial Corp.*                         220          2,750
                                                                  ----------
                                                                      29,471
                                                                  ----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.6%
    Asset Acceptance Capital Corp.*                       730         11,293
    Asta Funding, Inc.                                    110          4,750
    Compass Diversified Trust                             150          2,515
    Financial Federal Corp.                               270          7,106
    International Securities Exchange Holdings, Inc.      100          4,880
    Marlin Business Services Corp.*                        20            438
    Medallion Financial Corp.                             680          7,779
    PICO Holdings, Inc.*                                   80          3,417
    Portfolio Recovery Associates, Inc.*                   50          2,233
    Resource America, Inc.                                 70          1,654
                                                                  ----------
                                                                      46,065
                                                                  ----------
    INSURANCE -- 6.4%
    Affirmative Insurance Holdings, Inc.                  120          2,076
    Alfa Corp.                                            930         17,186
    American Equity Investment Life Holding Co.           160          2,101
    American Physicians Capital, Inc.*                     50          2,004
    Argonaut Group, Inc.*                                 500         16,180
    Baldwin & Lyons, Inc. - Class B                       260          6,617
    CNA Surety Corp.*                                     280          5,908
    Commerce Group, Inc.                                1,050         31,542
    Delphi Financial Group, Inc. - Class A                540         21,724
    Donegal Group, Inc.                                   180          3,056
    EMC Insurance Group, Inc.                             210          5,418
    FBL Financial Group, Inc.                             380         14,869
    First Acceptance Corp.*                                80            838
    FPIC Insurance Group, Inc.*                           210          9,381
    Harleysville Group, Inc.                              440         14,296
    Hilb, Rogal & Hamilton Co.                            290         14,225
    Horace Mann Educators Corp.                           860         17,673

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Independence Holding Co.                              230     $    4,977
    Infinity Property & Casual Corp.                       70          3,280
    James River Group, Inc.                               120          3,757
    Kansas City Life Insurance Co.                        130          5,850
    LandAmerica Financial Group, Inc.                     320         23,651
    Meadowbrook Insurance Group, Inc.*                    320          3,517
    Midland Co.                                           200          8,484
    National Financial Partners Corp.                     150          7,037
    National Interstate Corp.                              90          2,318
    National Western Life Insurance Co.                    50         12,240
    Navigators Group, Inc.*                               190          9,532
    NyMagic, Inc.                                          30          1,226
    Odyssey Re Holdings Corp.                           1,240         48,745
    Ohio Casualty Corp.                                   600         17,970
    PMA Capital Corp.*                                     30            282
    Presidential Life Corp.                               370          7,296
    ProAssurance Corp.*                                   390         19,949
    RLI Corp.                                             310         17,028
    Safety Insurance Group, Inc.                          160          6,419
    SCPIE Holdings, Inc.*                                  30            681
    Seabright Insurance Holdings*                         100          1,840
    Selective Insurance Group, Inc.                       960         24,442
    State Auto Financial Corp.                            440         14,137
    Stewart Information Services Corp.                    270         11,283
    The Phoenix Cos., Inc.                              1,240         17,211
    Tower Group, Inc.                                     110          3,544
    United Fire & Casualty Co.                            330         11,593
    Zenith National Insurance Corp.                       530         25,053
                                                                  ----------
                                                                     498,436
                                                                  ----------
    INTERNET SOFTWARE & SERVICES -- 0.0%
    HouseValues, Inc.*                                    170            860
                                                                  ----------
    REAL ESTATE INVESTMENT TRUSTS -- 14.6%
    Acadia Realty Trust                                   480         12,514
    Alexander's, Inc.*                                     10          4,117
    Alexandria Real Estate Equities, Inc.                 190         19,070
    American Campus Communities, Inc.                     370         11,207
    American Financial Realty Trust                     3,850         38,808
    Ashford Hospitality Trust                           1,340         16,000
    BioMed Realty Trust, Inc.                             360          9,468
    Capital Lease Funding, Inc.                         1,020         10,924
    Capital Trust, Inc.                                   150          6,835
    CBRE Realty Finance, Inc.                              90          1,191
    Cedar Shopping Centers, Inc.                          360          5,832
    Colonial Properties Trust                             290         13,244
    Corporate Office Properties Trust                     330         15,074
    Cousins Properties, Inc.                            1,120         36,803
    Cresent Real Estate Equities Co.                      540         10,832
    DiamondRock Hospitality Co.                           180          3,420
    Digital Realty Trust, Inc.                            430         17,157
    Eastgroup Properties, Inc.                            220         11,227
    Education Realty Trust Inc                            280          4,138
    Entertainment Properties Trust                        300         18,075
    Equity Inns, Inc.                                   1,080         17,690
    Equity Lifestyle Properties, Inc.                      80          4,321
    Equity One, Inc.                                      960         25,440
    Extra Space Storage, Inc.                             300          5,682
    FelCor Lodging Trust, Inc.                            800         20,776


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    First Industrial                                      900     $   40,770
    First Potomac Realty Trust                             70          2,000
    Franklin Street Properties Corp.                      870         16,687
    Getty Realty Corp.                                    670         19,256
    Glimcher Realty Trust                               1,070         28,911
    GMH Communities Trust                                 710          7,093
    Healthcare Realty Trust, Inc.                         890         33,197
    Hersha Hospitality Trust                              370          4,359
    Highland Hospitality Corp.                            370          6,586
    Home Properties, Inc.                                 610         32,214
    Inland Real Estate Corp.                              680         12,471
    Innkeepers USA Trust                                  650         10,582
    Investors Real Estate Trust                         2,130         22,557
    Kite Realty Group Trust                                90          1,795
    LaSalle Hotel Properties                              280         12,981
    Lexington Realty Trust                              1,260         26,624
    LTC Properties, Inc.                                  470         12,178
    Maguire Properties, Inc.                              520         18,491
    Medical Properties Trust, Inc.                        340          4,995
    Mid-America Apartment Communities, Inc.               330         18,566
    National Retail Properties, Inc.                      940         22,739
    Nationwide Health Properties, Inc.                  1,200         37,512
    NorthStar Realty Finance Corp.                      1,190         18,100
    Omega Healthcare Investors, Inc.                      800         13,720
    Parkway Properties, Inc.                              280         14,630
    Pennsylvania Real Estate Investment Trust             590         26,155
    Post Properties, Inc.                                 560         25,609
    Potlatch Corp.                                        600         27,468
    PS Business Parks, Inc.                               300         21,156
    Ramco-Gershenson Properties Trust                     240          8,570
    Realty Income Corp.                                 1,190         33,558
    Republic Property Trust                               150          1,724
    Saul Centers, Inc.                                    100          5,690
    Senior Housing Properties Trust                       990         23,661
    Sovran Self Storage, Inc.                             230         12,744
    Strategic Hotel Capital, Inc.                       1,480         33,848
    Sun Communities, Inc.                                 770         23,885
    Sunstone Hotel Investors, Inc.                      1,860         50,704
    Tanger Factory Outlet Centers, Inc.                   280         11,309
    U-Store-It Trust                                      330          6,640
    Universal Health Realty Income Trust                  220          7,865
    Urstadt Biddle Properties - Class A                   370          7,237
    Washington Real Estate Investment Trust               470         17,587
    Wintrhop Realty Trust                                 530          3,503
                                                                  ----------
                                                                   1,127,772
                                                                  ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
    Affordable Residential Communities L.P.*              200          2,426
    Consolidated Tomoka Land Co.                           40          3,018
    Move, Inc.*                                           110            609
                                                                  ----------
                                                                       6,053
                                                                  ----------
    THRIFTS & MORTGAGE FINANCE -- 3.2%
    Anchor BanCorp Wisconsin, Inc.                      1,510         42,808
    Bank Mutual Corp.                                     250          2,842
    Brookline Bancorp, Inc.                               780          9,883


      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Charter Financial Corp./Georgia                       200     $    9,600
    CharterMac                                          1,850         35,797
    Citizens First Bancorp, Inc.                           30            683
    City Bank/Lynnwood, Washington                        130          4,174
    Clayton Holdings, Inc.*                               220          3,375
    Clifton Savings Bancorp, Inc.                          80            955
    Corus Bankshares, Inc.                                600         10,236
    Dime Community Bancshares                           1,160         15,347
    Federal Agricultural Mortgage Corp.                   180          4,896
    First Busey Corp.                                     130          2,786
    First Financial Holdings, Inc.                         90          3,114
    First Place Financial Corp.                            50          1,073
    FirstFed Financial Corp.*                              40          2,273
    Flagstar Bancorp, Inc.                              1,030         12,308
    Flushing Financial Corp.                              140          2,272
    Kearny Financial Corp.                                 70          1,007
    KNBT Bancorp, Inc.                                     80          1,179
    MAF Bancorp, Inc.                                     350         14,469
    NASB Financial, Inc.                                   60          2,089
    NewAlliance Bancshares, Inc.                        1,260         20,425
    Northwest Bancorp, Inc.                               230          6,231
    OceanFirst Financial Corp.                            150          2,603
    Partners Trust Financial Group, Inc.                  190          2,172
    PFF Bancorp, Inc.                                     100          3,033
    Provident Financial Services, Inc.                    380          6,631
    Provident New York Bancorp                            110          1,557
    Rockville Financial, Inc.                              80          1,202
    Star States Corp.                                      20          1,290
    TrustCo Bank Corp. NY                               1,780         17,052
    United Community Financial Corp.                      210          2,321
    Westfield Financial, Inc.                             110          1,179
    Willow Financial Bancorp, Inc.                         42            542
                                                                  ----------
                                                                     249,404
                                                                  ----------
  TOTAL FINANCIALS                                                 2,751,465
                                                                  ----------
  HEALTH CARE -- 4.9%
    BIOTECHNOLOGY -- 0.4%
    Acadia Pharmaceuticals, Inc.*                          90          1,352
    Alexion Pharmaceuticals, Inc.*                         20            865
    Alkermes, Inc.*                                        50            772
    Alnylam Pharmaceuticals, Inc.*                         30            540
    Altus Pharmaceuticals, Inc.*                           30            457
    Applera Corp. - Celera Group*                          30            426
    Arena Pharmaceuticals, Inc.*                           70            760
    ArQule, Inc.*                                          40            298
    Array Biopharma, Inc.*                                 20            254
    BioCryst Pharmaceuticals, Inc.*                        60            502
    BioMarin Pharmaceutical, Inc.*                         10            173
    Coley Pharmaceutical Group, Inc.*                      40            383
    Combinatorx, Inc.*                                    130            909
    Cubist Pharmaceuticals, Inc.*                         200          4,414
    CV Therapeutics, Inc.*                                100            787
    Digene Corp.*                                          10            424
    Encysive Pharmaceuticals, Inc.*                       280            759
    Genomic Health, Inc.*                                  40            694
    GTx, Inc.*                                             20            408
    Human Genome Sciencs, Inc.*                            10            106
    Idenix Pharmaceuticals, Inc.*                          80            584


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Incyte Corp.*                                          80     $      527
    Indevus Pharmaceuticals, Inc.*                         20            141
    InterMune, Inc.*                                       30            740
    Isis Pharmaceuticals, Inc.*                            50            463
    Keryx Biopharmaceuticals, Inc*                         50            526
    Lifecell Corp.*                                        10            250
    MannKind Corp.*                                        10            143
    Martek Bioscience Corp.*                               40            825
    Medarex, Inc.*                                         70            906
    Nabi Biopharmaceuticals*                               30            159
    Neurocrine Biosciences, Inc.*                          50            625
    Northfield Laboratories, Inc.*                        160            578
    Onyx Pharmaceuticals, Inc.*                            80          1,987
    OSI Pharmaceuticals, Inc.*                             10            330
    Osiris Therapeutics, Inc.*                             40            748
    Panacos Pharmaceuticals, Inc.*                        220          1,018
    Pharmion Corp.*                                        20            526
    Regeneron Pharmaceuticals, Inc.*                       30            649
    Rigel Pharmaceuticals, Inc.*                           80            869
    Sangamo Biosciences, Inc.*                             70            476
    Savient Pharmaceuticals, Inc.*                         50            601
    Telik, Inc.*                                          110            597
    United Therapeutics Corp.*                             20          1,075
                                                                  ----------
                                                                      30,626
                                                                  ----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
    Abaxis Inc .*                                         320          7,798
    Align Technology, Inc.*                                30            476
    American Medical Systems Holdings, Inc.*              130          2,752
    Analogic Corp.                                         70          4,402
    AngioDynamics, Inc.*                                   40            676
    Arrow International, Inc.                             290          9,326
    Aspect Medical Systems, Inc.*                          50            780
    Biolase Technology, Inc.*                              30            292
    Biosite, Inc.**                                        30          2,519
    Candela Corp.*                                        110          1,256
    Cerus Corp.*                                          120            810
    Conceptus, Inc.*                                       10            200
    Conmed Corp.*                                         140          4,092
    Cyberonics, Inc.*                                      30            563
    Datascope Corp.                                       100          3,619
    DexCom, Inc.*                                          90            707
    DJ Orthopedics, Inc.*                                  40          1,516
    Foxhollow Technologies, Inc.*                          70          1,462
    Haemonetics Corp.*                                     50          2,337
    HealthTronics, Inc.*                                  380          2,048
    Hologic, Inc.*                                        120          6,917
    ICU Medical, Inc.*                                     10            392
    Immucor, Inc.*                                         90          2,649
    Integra LifeSciences Holdings Corp.*                   10            456
    International Remote Imaging Systems, Inc.*            50            698
    Invacare Corp.                                        430          7,499
    Inverness Medical Innovations, Inc.*                   10            438
    Kyphon, Inc.*                                          60          2,708
    Medical Action Industries, Inc.*                       45          1,076
    Mentor Corp.                                          310         14,260
    Meridian Diagnostics, Inc.                             70          1,943
    Merit Medical Systems, Inc.*                           10            126
    Natus Medical, Inc.*                                   20            355

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Neurometrix, Inc.*                                     80     $      777
    NxStage Medical, Inc.*                                 60            799
    OraSure Technologies, Inc.*                            20            147
    Osteotech, Inc.*                                       20            153
    Palomar Medical Technologies, Inc.*                    50          1,998
    PolyMedica Corp.                                       60          2,540
    Quidel Corp.*                                          70            840
    Sirona Dental Systems, Inc.                            30          1,034
    Stereotaxis Inc*                                       20            238
    STERIS Corp.                                          390         10,358
    Symmetry Medical, Inc.*                                70          1,143
    Thoratec Corp.*                                        50          1,045
    Vital Signs, Inc.                                      40          2,079
    Volcano Corp.*                                         20            360
    West Pharmaceutical Services, Inc.                    110          5,107
    Wilson Greatbatch Technologies, Inc.*                  20            510
    Young Innovations, Inc.                                30            817
    Zoll Medical Corp.*                                    40          1,066
                                                                  ----------
                                                                     118,159
                                                                  ----------
    HEALTH CARE PROVIDERS & SERVICES -- 1.8%
    Air Methods Corp.*                                     20            480
    Alliance Imaging, Inc.*                               470          4,103
    Amedisys, Inc.*                                        20            649
    AMERIGROUP Corp.*                                     280          8,512
    AMN Healthcare Services, Inc.*                        110          2,488
    AmSurg Corp.*                                         130          3,184
    Apria Healthcare Group, Inc.*                         400         12,900
    Capital Senior Living Corp.*                           40            464
    Centene Corp.*                                        210          4,408
    Chemed Corp.                                          120          5,875
    Corvel Corp.*                                          50          1,513
    Cross Country Healthcare, Inc.*                       150          2,735
    Cryolife, Inc.*                                        20            168
    Gentiva Health Services, Inc.*                        540         10,892
    HealthExtras, Inc.*                                    80          2,302
    Healthways, Inc.*                                      40          1,870
    Inventiv Health, Inc.*                                 60          2,297
    Kindred Healthcare, Inc.*                             440         14,423
    Landauer, Inc.                                         60          3,029
    LCA-Vision, Inc.                                      100          4,119
    Magellan Health Services, Inc.*                       220          9,240
    Matria Healthcare, Inc*                                50          1,318
    Medcath Corp.*                                         50          1,365
    Molina Healthcare*                                    100          3,059
    Natiional HealthCare Corp.                             60          3,059
    Odyssey Healthcare, Inc.*                             150          1,970
    Option Care, Inc.                                     100          1,330
    Owens & Minor, Inc.                                   220          8,081
    Providence Service Corp.*                              30            712
    PSS World Medical, Inc.*                              130          2,748
    Psychiatric Solutions, Inc.*                           70          2,822
    Radiation Therapy Services, Inc.*                      60          1,838
    RehabCare Group, Inc.*                                120          1,904
    Res-Care Inc.*                                        110          1,925
    Sunrise Senior Living, Inc.*                          210          8,299
    Symbion, Inc.*                                         10            196
    Visicu, Inc.*                                          80            624
    VistaCare, Inc.*                                       10             87
                                                                  ----------
                                                                     136,988
                                                                  ----------


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    HEALTH CARE TECHNOLOGY -- 0.2%
    Allscripts Healthcare Solutions, Inc.*                 20     $      536
    Computer Programs and Systems, Inc.                   110          2,950
    Eclipsys Corp.*                                        10            193
    Merge Technologies, Inc.*                           2,350         11,444
    Omnicell, Inc.*                                        10            209
    Phase Forward, Inc.*                                   50            657
    Trizetto Group, Inc.*                                  70          1,401
    Vital Images, Inc.*                                    10            333
                                                                  ----------
                                                                      17,723
                                                                  ----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.4%
    Advanced Magnetics, Inc.*                              10            603
    Affymetrix, Inc.*                                      90          2,706
    Albany Molecular Research, Inc.*                       10             99
    Bio-Rad Laboratories, Inc.*                            60          4,190
    Bruker Biosciences Corp.*                              60            631
    Cambrex Corp.                                          70          1,722
    Dionex Corp.*                                          50          3,406
    Diversa Corp.*                                         20            156
    eResearch Technology, Inc.*                           290          2,279
    Exelixis, Inc.*                                        40            398
    Illumina, Inc.*                                        30            879
    Kendle International, Inc.*                            30          1,066
    Luminex, Corp.*                                        10            137
    Nektar Therapeutics*                                  100          1,306
    PARAXEL International Corp.*                           10            360
    Pharmanet Development Group, Inc.*                     50          1,300
    PRA International*                                     20            431
    Varian, Inc.*                                          90          5,243
                                                                  ----------
                                                                      26,912
                                                                  ----------
    PHARMACEUTICALS -- 0.6%
    Adams Respiratory Therapeutics*                        70          2,354
    Adolor Corp.*                                         100            875
    Alpharma, Inc.                                        400          9,632
    Atherogenics, Inc.*                                   140            393
    Auxilium Pharmaceuticals, Inc.*                        30            440
    Bentley Pharmaceuticals, Inc.*                         70            573
    Bradley Pharmamaceuticals, Inc.*                      120          2,303
    Caraco Pharmaceutical Laboratories, Ltd.*              30            365
    Emisphere Technologies, Inc.*                         100            320
    Hi-Tech Pharmacal Co., Inc.*                          110          1,226
    K-V Pharmaceutical Company - Class A*                  40            989
    Medicis Pharmaceutical Corp.                          250          7,705
    MGI Pharma, Inc.*                                      10            225
    Nastech Pharmaceutical Company, Inc.*                  20            216
    Noven Pharmaceuticals, Inc.*                           40            928
    Par Pharmaceutical Co., Inc.*                         140          3,517
    PenWest Pharmaceuticals Co.*                           50            504
    Perrigo Co.                                           260          4,592
    Pozen, Inc.*                                           40            590
    Replidyne, Inc.*                                       60            334
    Salix Pharmaceuticals, Ltd.*                           20            252
    Sciele Pharmaceutical Co.*                            110          2,605
    Somaxon Pharmaceuticals, Inc.*                         30            366

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Supergen, Inc.*                                        30     $      177
    The Medicines Company*                                 20            502
    Valeant Pharmaceuticals International                 330          5,706
    ViroPharma, Inc.*                                      70          1,004
                                                                  ----------
                                                                      48,693
                                                                  ----------
  TOTAL HEALTH CARE                                                  379,101
                                                                  ----------
  INDUSTRIALS -- 11.7%
    AEROSPACE & DEFENSE -- 0.7%
    AAR Corp.*                                             20            551
    Applied Signal Technology, Inc.                        40            717
    Argon ST, Inc.*                                        10            265
    BE Aerospace, Inc*                                     10            317
    Ceradyne, Inc.*                                        50          2,737
    Cubic Corp.                                           120          2,597
    Curtiss Wright Corp.                                  200          7,708
    DynCorp International, Inc.*                          530          7,998
    EDO Corp.                                              90          2,358
    Esterline Technologies Corp.*                          80          3,286
    Gencorp, Inc.*                                         50            692
    Heico Corp New Common                                  70          2,554
    Herley Industries, Inc.*                               70          1,093
    Hexcel Corp.*                                         190          3,771
    Innovative Solutions & Support, Inc.*                  20            506
    Ionatron, Inc.*                                       110            513
    Ladish Co., Inc.*                                      10            376
    Moog, Inc. - Class A*                                  30          1,250
    MTC Technologies, Inc.*                                30            631
    Orbital Sciences Corp.*                               170          3,186
    Taser International, Inc.*                             40            321
    Teledyne Technologies, Inc.*                          140          5,242
    Triumph Group, Inc.                                    80          4,427
    United Industrial Corp.                                40          2,208
                                                                  ----------
                                                                      55,304
                                                                  ----------
    AIR FREIGHT & LOGISTICS -- 0.4%
    ABX Air, Inc.*                                      1,220          8,357
    Atlas Air Worldwide Holdings, Inc.*                   270         14,237
    Forward Air Corp.                                      90          2,959
    Hub Group, Inc. - Class A*                             80          2,319
    Pacer International, Inc.                             140          3,772
                                                                  ----------
                                                                      31,644
                                                                  ----------
    AIRLINES -- 0.3%
    AirTran Holdings, Inc.*                               160          1,643
    Alaska Air Group, Inc.*                                20            762
    ExpressJet Holdings, Inc.*                          1,460          8,526
    Frontier Airlines Holdings, Inc.*                      90            541
    JetBlue Airways Corp.*                                200          2,302
    Mesa Air Group, Inc.*                                 190          1,431
    Republic Airways Holdings, Inc.*                      210          4,822
    SkyWest, Inc.                                         160          4,293
                                                                  ----------
                                                                      24,320
                                                                  ----------
    BUILDING PRODUCTS -- 0.6%
    Aaon, Inc.                                            300          7,839
    American Woodmark Corp.                                60          2,206
    Ameron International Corp                              50          3,293
    Apogee Enterprises, Inc.                              150          3,006
    Builders FirstSource, Inc.*                           720         11,570
    Goodman Global, Inc.*                                  10            176


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Griffon Corp.*                                        120     $    2,970
    Insteel Industries, Inc.                              240          4,030
    Lennox International, Inc.                             10            357
    NCI Building Systems, Inc.*                            60          2,864
    Simpson Manufacturing Company, Inc.                   190          5,860
    Trex Co., Inc.*                                        70          1,507
    Universal Forest Products, Inc.                        80          3,964
                                                                  ----------
                                                                      49,642
                                                                  ----------
    COMMERCIAL SERVICES & SUPPLIES -- 4.1%
    ABM Industries, Inc.                                  690         18,209
    Acco Brands Corp.*                                  1,310         31,558
    Administaff, Inc.                                     100          3,520
    American Ecology Corp.                                 40            768
    American Reprographics Co.*                            70          2,155
    Amrep Corp.                                            50          3,862
    Angelica Corp.                                         30            826
    Bowne & Co., Inc.                                     120          1,888
    Brady Corp. - Class A                                 250          7,800
    Casella Waste Systems, Inc.*                           30            293
    CBIZ, Inc.*                                           240          1,704
    CDI Corp.                                             310          8,965
    Cenveo, Inc.*                                          10            243
    Clean Harbors, Inc.*                                   30          1,357
    Compx International, Inc.                             120          1,936
    Comsys IT Partners,Inc.*                               40            796
    Consolidated Graphics, Inc.*                           60          4,443
    CoStar Group, Inc.*                                    20            894
    CRA International, Inc.*                               10            522
    Deluxe Corp.                                        1,420         47,613
    Diamond Management & Technology Consultants, Inc.      50            584
    Ennis, Inc.                                           180          4,817
    Failure Group, Inc.*                                   60          1,197
    First Advantage Corp.*                                 40            959
    First Consulting Group, Inc.*                          30            273
    FTI Consulting, Inc.*                                 160          5,374
    G & K Services, Inc. - Class A                        110          3,991
    Healthcare Services Group, Inc.                        70          2,005
    Heidrick & Struggles International, Inc.*              30          1,453
    Herman Miller, Inc.                                   200          6,698
    Hudson Highland Group, Inc.*                           30            468
    Huron Consulting Group, Inc.*                          20          1,217
    ICT Group, Inc.*                                       10            175
    IHS, Inc.*                                            130          5,344
    IKON Office Solutions, Inc.                           550          7,903
    Interface, Inc. - Class A                              30            480
    Kelly Services, Inc. - Class A                        200          6,440
    Kenexa Corp.*                                          30            934
    Kforce, Inc.*                                          70            964
    Knoll, Inc.                                            70          1,668
    Korn/Ferry International, Inc.*                        20            459
    Labor Ready, Inc.*                                    290          5,507
    Layne Christensen Co.*                                 10            364
    M&F Worldwide Corp.*                                  170          8,094
    McGrath RentCorp                                      120          3,800
    Mine Safety Appliances Co.                            180          7,571
    Mobile Mini, Inc*                                      10            268
    Navigant Consulting, Inc.*                            110          2,174
    On Assignment, Inc.*                                   20            248
    PeopleSupport, Inc.*                                   50            572
    PHH Corp.*                                            520         15,891

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Pike Electric Corp.*                                   10     $      181
    Resources Connection, Inc.*                            80          2,559
    Rollins, Inc.                                         320          7,363
    SAIC, Inc.*                                           220          3,810
    Schawk, Inc.                                          110          1,992
    School Specialty, Inc.*                               180          6,500
    Spherion Corp.*                                       120          1,058
    Standard Parking Corp.*                                10            354
    Standard Register Co.                                 560          7,084
    Taleo Corp.*                                           20            332
    Teletech Holdings, Inc.*                              130          4,770
    Tetra Tech, Inc.*                                      80          1,525
    The Advisory Board Co.*                                40          2,025
    The Geo Group, Inc.*                                   40          1,813
    United Stationers, Inc.*                              160          9,587
    Viad Corp.                                             30          1,158
    Volt Information Sciences, Inc.*                      390         10,214
    Waste Connections, Inc.*                              240          7,186
    Waste Industries USA, Inc.                             40          1,099
    Watson Wyatt Worldwide, Inc.                          120          5,838
                                                                  ----------
                                                                     313,692
                                                                  ----------
    CONSTRUCTION & ENGINEERING -- 0.3%
    Comfort Systems USA, Inc.                              70            839
    EMCOR Group, Inc.*                                    120          7,077
    Granite Construction, Inc.                            190         10,499
    Infrasource Services, Inc.*                            20            611
    Integrated Electrical Services, Inc.*                  50          1,236
    Perini Corp.*                                          60          2,212
    Sterling Construction Co., Inc.*                       20            381
    The Shaw Group, Inc.*                                  10            313
    Washington Group International, Inc.*                  10            664
                                                                  ----------
                                                                      23,832
                                                                  ----------
    ELECTRICAL EQUIPMENT -- 1.1%
    Acuity Brands, Inc.                                   270         14,699
    American Superconductor Co.*                           90          1,212
    Baldor Electric Co.                                   190          7,170
    Belden CDT, Inc.                                      110          5,895
    Encore Wire Corp.                                      90          2,279
    Energy Conversion Devices, Inc.*                       50          1,747
    EnerSys*                                               20            344
    Evergreen Solar, Inc.*                                170          1,657
    FIRST SOLAR INC*                                       10            520
    Franklin Electric Co., Inc.                            90          4,185
    Fuelcell Energy, Inc.*                                230          1,808
    General Cable Corp.*                                   90          4,809
    Graftech International, Ltd.*                          40            363
    II-VI, INC.*                                           40          1,354
    Lamson & Sessions Co.*                                 10            278
    LSI Industries, Inc.                                  130          2,176
    Magnetek, Inc.*                                        40            202
    Medis Technologies, Ltd.*                              40            676
    Powell Industries, Inc.*                               10            320
    Regal-Beloit Corp.                                    130          6,029
    Smith, Corp.                                          240          9,173
    Superior Essex, Inc.*                                  70          2,427
    The Genlyte Group, Inc.*                               80          5,644
    Vicor Corp.                                           240          2,405
    Woodward Governor Co.                                 170          6,999
                                                                  ----------
                                                                      84,371
                                                                  ----------


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------
    INDUSTRIAL CONGLOMERATES -- 0.2%
    Raven Industries, Inc.                                 70     $    1,964
    Sequa Corp. - Class A*                                 30          3,593
    Standex International Corp.                           110          3,136
    Tredegar Industries Corp.                             170          3,874
                                                                  ----------
                                                                      12,567
                                                                  ----------
    MACHINERY -- 2.5%
    3-D Systems Corp.*                                     40            876
    A.S.V., Inc.*                                          80          1,221
    Accuride Corp.*                                       190          2,774
    Actuant Corp. - Class A                               100          5,081
    Albany International Corp.                            200          7,188
    American Science & Engineering, Inc.*                  40          2,107
    Ampco-Pittsburgh Corp.                                 50          1,445
    Astec Industries, Inc.*                                40          1,610
    Badger Meter, Inc.                                     20            531
    Barnes Group, Inc.                                    310          7,133
    Basin Water, Inc.*                                     70            481
    Blount International, Inc.*                           250          3,112
    Briggs & Stratton Corp.                               520         16,042
    Bucyrus International, Inc.                            20          1,030
    Cascade Corp.                                          70          4,192
    Chart Industries, Inc.*                               600         10,896
    Circor International, Inc.                             70          2,499
    Clarcor, Inc.                                         400         12,720
    Columbus McKinnon Corp.*                               60          1,343
    Commercial Vehicle Group, Inc.*                        60          1,236
    Dynamic Materials Corp.*                               40          1,309
    EnPro Industries, Inc.*                                80          2,884
    ESCO Technologies, Inc.*                               70          3,137
    Federal Signal Corp.                                  450          6,984
    Freightcar America, Inc.                               80          3,854
    Gardner Denver, Inc.*                                  10            349
    Gehl Co.*                                              20            508
    Gorman-Rupp Co.                                        80          2,562
    Greenbrier Cos., Inc.                                  60          1,602
    Kaydon Corp.                                          150          6,384
    Lindsay Manufacturing Co.                              30            954
    Middleby Corp.*                                        30          3,955
    Miller Industries, Inc.*                               20            436
    Mueller Industries, Inc.                              610         18,361
    NACCO Industries, Inc.                                 60          8,245
    Navistar International Corp.*                         260         11,895
    Nordson Corp.                                         200          9,292
    Robbins & Myers, Inc.                                  60          2,237
    Tecumseh Products Co. - Class A*                      310          3,122
    Tennant Co.                                           170          5,353
    The Manitowoc Co., Inc.                                10            635
    Thermo Fibertek, Inc.*                                 40          1,014
    Turbochef Technologies, Inc.*                          20            304
    Valmont Industries, Inc.                               90          5,205
    Wabash National Corp.                                 120          1,850
    Watts Water Technologies, Inc. - Class A              120          4,564
    Westinghouse Air Brake Co.                            100          3,449
                                                                  ----------
                                                                     193,961
                                                                  ----------
    MARINE -- 0.1%
    American Commercial Lines, Inc.*                       20            629
    Horizon Lines, Inc.                                   150          4,923

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Kirby Corp.*                                           80     $    2,798
                                                                  ----------
                                                                       8,350
                                                                  ----------
    ROAD & RAIL -- 0.6%
    Amerco, Inc.*                                          50          3,499
    Arkansas Best Corp.                                   410         14,575
    Celadon Group, Inc.*                                   30            501
    Dollar Thrifty Automotive Group, Inc.*                 20          1,021
    Florida East Coast Industries, Inc.                    80          5,015
    FRP Properties, Inc.*                                  10            896
    Genesee & Wyoming, Inc.*                              140          3,725
    Heartland Express, Inc.                               370          5,876
    Knight Transportation, Inc.                           100          1,782
    Landstar System, Inc.                                  30          1,375
    Marten Transport, Ltd.*                                50            794
    Old Dominion Freight Line, Inc.*                       50          1,441
    PAM Transportation Services*                           40            825
    Quality Distribution, Inc.*                            10             87
    Saia, Inc.*                                            20            475
    U.S. Xpress Enterprises, Inc.*                         30            518
    Universal Truckload Services, Inc.*                   110          2,663
    Werner Enterprises, Inc.                              270          4,906
                                                                  ----------
                                                                      49,974
                                                                  ----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.8%
    Applied Industrial Technologies, Inc.                 220          5,399
    Beacon Roofing Supply, Inc.*                          130          2,103
    BlueLINX Holdings, Inc.                               250          2,625
    Electro Rent Corp.*                                   310          4,464
    Kaman Corp. - Class A                                 120          2,797
    Lawson Products, Inc.                                  90          3,409
    NuCo2, Inc.*                                           10            252
    Rush Enterprises, Inc.*                               420          8,068
    TAL International Group, Inc.                          80          1,920
    TransDigm Group, Inc.*                                330         12,006
    UAP Holding Corp.                                     310          8,014
    Watsco, Inc.                                          150          7,661
                                                                  ----------
                                                                      58,718
                                                                  ----------
  TOTAL INDUSTRIALS                                                  906,375
                                                                  ----------
  INFORMATION TECHNOLOGY -- 9.9%
    COMMUNICATIONS EQUIPMENT -- 1.5%
    Adtran, Inc.                                          730         17,775
    Anaren Microwave, Inc.*                                20            352
    Andrew Corp.*                                         400          4,236
    Arris Group, Inc.*                                    220          3,098
    Avocent Corp.*                                        150          4,045
    Bel Fuse, Inc. - Class B                               50          1,936
    Black Box Corp.                                       140          5,116
    Blue Coat Systems, Inc.*                               30          1,102
    C-COR.net Corp.*                                       60            832
    Carrier Access Corp.*                                 110            562
    CommScope, Inc.*                                      140          6,006
    Comtech Group, Inc.*                                   20            350
    Comtech Telecommunications Corp.*                      70          2,711
    Digi International, Inc.*                              40            508
    Ditech Networks, Inc.*                                180          1,462
    Dycom Industries, Inc.*                               170          4,430
    Foundry Networks, Inc.*                               470          6,378


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Harmonic, Inc.*                                        90     $      884
    Harris Stratex Networks, Inc.*                         20            384
    Inter-Tel, Inc.                                       310          7,328
    Interdigital Communications Corp.*                    240          7,601
    IXYS Corp.*                                           200          1,860
    Loral Space & Communications, Ltd.*                   100          5,088
    Mastec, Inc.*                                         180          1,982
    NETGEAR, Inc.*                                         20            571
    Network Equipment Technologies, Inc.*                  60            582
    Oplink Communications, Inc.*                           20            359
    Orbcomm, Inc.*                                         20            255
    Packeteer, Inc.*                                      110          1,366
    Parkervision, Inc.*                                    40            528
    Plantronics, Inc.                                     330          7,795
    Polycom, Inc.*                                        200          6,666
    Powerwave Technologies, Inc.*                         220          1,252
    Radyne Corp.*                                         100            912
    Sirenza Microdevices, Inc.*                            60            517
    Sonus Networks, Inc.*                                 390          3,147
    Symmetricom, Inc.*                                     30            249
    Tekelec*                                              150          2,236
    Tollgrade Communications, Inc.*                        50            628
    UTStarcom, Inc.*                                      460          3,813
                                                                  ----------
                                                                     116,902
                                                                  ----------
    COMPUTERS & PERIPHERALS -- 0.7%
    Avid Technology, Inc.*                                100          3,488
    Brocade Communications Systems, Inc.*                 360          3,427
    Electronics for Imaging, Inc.*                        140          3,283
    Emulex Corp.*                                         470          8,596
    Hutchinson Technology, Inc.*                           90          2,102
    Hypercom Corp.*                                       150            894
    Imation Corp.                                         270         10,903
    Intermec, Inc.*                                       130          2,904
    Komag, Inc.*                                          150          4,909
    Neoware, Inc.*                                        110          1,108
    Novatel Wireless, Inc.*                               230          3,689
    Palm, Inc.*                                           120          2,176
    Prestek, Inc.*                                        180          1,089
    Rackable Systems, Inc.*                                70          1,188
    Stratasys, Inc.*                                       10            427
    Synaptics, Inc.*                                       50          1,279
                                                                  ----------
                                                                      51,462
                                                                  ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
    Agilysys, Inc.                                        290          6,516
    Anixter International, Inc.*                          240         15,826
    Bell Microproducts, Inc.*                              70            448
    Benchmark Electronics, Inc.*                          140          2,892
    Brightpoint, Inc.*                                    360          4,118
    CalAmp Corp.*                                         130          1,122
    Checkpoint Systems, Inc.*                             170          4,022
    Cogent, Inc.*                                         720          9,684
    Cognex Corp.                                          140          3,034
    Coherent, Inc.*                                       120          3,809
    Color Kinetics, Inc.*                                  10            194
    CTS Corp.                                             120          1,658
    Daktronics, Inc.                                       50          1,372
    DTS, Inc.*                                             40            969
    Electro Scientific Industries, Inc.*                   40            770

      The accompanying notes are integral part of the financial statements.

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--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------
    FLIR Systems, Inc.*                                   140     $    4,994
    Gerber Scientific, Inc.*                               30            318
    Global Imaging Systems, Inc.*                         200          3,900
    Insight Enterprises, Inc.*                            140          2,517
    Itron, Inc.*                                           50          3,252
    Keithley Instruments, Inc.                             10            153
    KEMET Corp.*                                           80            612
    Littelfuse, Inc.*                                      60          2,436
    LoJack Corp.*                                          40            759
    Maxwell Technologies, Inc.*                            20            250
    Measurement Specialties, Inc.*                         10            226
    Mercury Computer Systems, Inc.*                       150          2,081
    Methode Electronics, Inc. - Class A                   330          4,874
    MTS Systems Corp.                                     140          5,438
    Multi-Fineline Electronix, Inc.*                       70          1,075
    Newport Corp.*                                         30            491
    Park Electrochemical Corp.                            140          3,797
    Paxar Corp.*                                          110          3,157
    Photon Dynamics, Inc.*                                 60            757
    Planar Systems, Inc.*                                  70            607
    Plexus Corp.*                                         150          2,572
    Radisys Corp.*                                        340          5,556
    Rofin-Sinar Technologies, Inc.*                        30          1,775
    Rogers Corp.*                                          20            887
    Sunpower Corp.*                                        20            910
    Synnex Corp.*                                          20            425
    Technitrol, Inc.                                      100          2,619
    Trimble Navigation, Ltd.*                              20            537
    TTM Technologies, Inc.*                               160          1,526
    Universal Display Corp.*                               30            453
    X-Rite, Inc.                                           60            777
    Zygo Corp.*                                            10            160
                                                                  ----------
                                                                     116,325
                                                                  ----------
    INTERNET SOFTWARE & SERVICES -- 1.0%
    24/7 Media, Inc.*                                      70            562
    Access Integrated Technologies, Inc.*                 110            597
    aQuantive, Inc.*                                      120          3,349
    Ariba, Inc.*                                          130          1,222
    Bankrate, Inc.*                                        40          1,410
    CNET Networks, Inc.*                                  140          1,219
    Cybersource Corp.*                                     10            125
    Digital River, Inc.*                                  100          5,525
    Divx, Inc.*                                            10            200
    Earthlink, Inc.*                                      910          6,688
    eCollege.Com, Inc.*                                    50            898
    Equinix, Inc.*                                         10            856
    Infospace, Inc.*                                      210          5,391
    Internap Network Services Corp.*                       30            473
    Internet Capital Group, Inc.*                          10            107
    Interwoven, Inc.*                                     250          4,225
    Ipass, Inc.*                                          330          1,660
    j2 Global Communications, Inc.*                       110          3,049
    Jupitermedia Corp.*                                   240          1,589
    Liquidity Services, Inc.*                              40            678
    Loopnet, Inc.*                                         10            171
    Marchex, Inc.                                         130          1,992
    NIC, Inc.                                             110            590
    Omniture, Inc.*                                        40            729
    Openwave Systems, Inc.*                               130          1,059


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Perficient, Inc.*                                      20     $      396
    RealNetworks, Inc.*                                   260          2,041
    Savvis, Inc.*                                          10            479
    Sohu.com, Inc.*                                        70          1,500
    SonicWALL, Inc.*                                      170          1,421
    Terremark Worldwide, Inc.*                             40            322
    The Knot, Inc.*                                        40            861
    TheStreet.com, Inc.                                    20            245
    Travelzoo, Inc.*                                       30          1,103
    United Online, Inc                                    740         10,382
    Valueclick, Inc.*                                     130          3,397
    Vignette Corp.*                                        10            186
    Webex Communications, Inc.*                           110          6,255
    WebMethods, Inc.*                                      60            431
    Websense, Inc.*                                       230          5,288
    WebSideStory, Inc.*                                    90          1,165
                                                                  ----------
                                                                      79,836
                                                                  ----------
    IT SERVICES -- 1.7%
    CACI International, Inc. - Class A*                   210          9,841
    Cass Information Systems, Inc.                         40          1,350
    CIBER, Inc.*                                          250          1,968
    Covansys Corp.*                                       180          4,442
    CSG Systems International, Inc.*                      350          8,757
    eFunds Corp.*                                         110          2,933
    Euronet Worldwide, Inc.*                               60          1,612
    Forrester Research, Inc.*                              30            851
    Gartner, Inc. - Class A*                              270          6,466
    Gevity HR, Inc.                                       120          2,369
    iGate Corp.*                                           30            247
    Infocrossing, Inc.*                                    20            297
    InfoUSA, Inc.                                         480          4,618
    Integral Systems, Inc.                                 30            725
    Lightbridge, Inc.*                                     60          1,054
    Lionbridge Technologies, Inc.*                         90            458
    Mantech International Corp. - Class A*                 60          2,005
    MAXIMUS, Inc.                                         140          4,827
    Modis Professional Services, Inc.*                    310          4,387
    Ness Technologies, Inc.*                               10            128
    Perot Systems Corp.*                                  550          9,828
    RightNow Technologies, Inc.*                           40            655
    Sapient Corp.*                                         50            343
    SRA International, Inc. - Class A*                    190          4,628
    StarTek, Inc.                                         630          6,168
    Sykes Enterprises, Inc.*                               80          1,459
    Syntel, Inc.                                          430         14,899
    The BISYS Group, Inc.*                              1,240         14,210
    Tyler Technologies, Inc.*                             100          1,270
    Wright Express Corp.*                                 530         16,075
                                                                  ----------
                                                                     128,870
                                                                  ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
    Actel Corp.*                                           30            496
    Advanced Analogic Technologies, Inc.*               1,220          8,028
    Advanced Energy Industries, Inc.*                      20            421
    AMIS Holdings, Inc.*                                   30            329
    Amkor Technology, Inc.*                               730          9,110
    ANADIGICS, Inc.*                                      120          1,418
    Asyst Technologies, Inc.*                             190          1,336

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------
    Atheros Communications, Inc.*                         210     $    5,025
    ATMI, Inc.*                                            20            611
    Axcelis Technologies, Inc.*                            50            382
    Brooks Automation, Inc.*                               50            857
    Cabot Microelectronics Corp.*                          90          3,016
    Cirrus Logic, Inc.*                                    90            689
    Cohu, Inc.                                             90          1,692
    Credence Systems Corp.*                             2,490          8,242
    Cymer, Inc.*                                           40          1,662
    Diodes, Inc.*                                          40          1,394
    DSP Group, Inc*                                        90          1,710
    Emcore Corp.*                                       1,810          9,050
    Entegris, Inc.*                                       120          1,284
    FEI Co.*                                               10            361
    Form Factor, Inc.*                                     40          1,790
    Genesis Microchip, Inc.*                            1,120         10,405
    Hittite Microwave Corp.*                              120          4,820
    Ikanos Communications*                                 90            699
    Intevac, Inc.*                                         40          1,055
    IXYS Corp.*                                            20            205
    Kulicke & Soffa Industries, Inc.*                      20            185
    Lattice Semiconductor Corp.*                          140            819
    LTX Corp.*                                             60            367
    Mattson Technology, Inc.*                             120          1,092
    Micrel, Inc.*                                         200          2,204
    Microsemi Corp.*                                      130          2,705
    MKS Instruments, Inc.*                                 40          1,021
    Monolithic Power Systems, Inc.*                        50            645
    MoSys, Inc.*                                           40            336
    Netlogic Microsystems, Inc.*                           70          1,863
    Omnivision Technologies, Inc.*                        610          7,906
    ON Semiconductor Corp.*                               470          4,192
    PDF Solutions, Inc.*                                   70            790
    Pericom Semiconductor Corp.*                           30            293
    Photronics, Inc.*                                      10            156
    PLX Technology, Inc.*                                 140          1,364
    RF Micro Devices, Inc.*                               140            872
    Rudolph Technologies, Inc.*                            40            698
    Semitool, Inc.*                                        20            260
    Semtech Corp.*                                        360          4,853
    Sigma Designs, Inc.*                                   20            525
    Silicon Image, Inc.*                                  200          1,632
    Sirf Technology Holdings, Inc.*                       100          2,776
    Skyworks Solutions, Inc.*                             110            633
    Standard Microsystems Corp.*                           30            916
    Supertex, Inc.*                                        30            996
    Techwell, Inc.*                                        50            624
    Tessera Techonologies, Inc.*                           50          1,987
    Trident Microsystems, Inc.*                            90          1,805
    Ultratech, Inc.*                                       60            817
    Varian Semiconductor Equipment Associates, Inc.*      110          5,872
    Veeco Instruments, Inc.*                               20            390
    Virage Logic Corp.*                                    70            509
    Zoran Corp.*                                          220          3,744
                                                                  ----------
                                                                     131,934
                                                                  ----------
    SOFTWARE -- 1.8%
    Actuate Corp.*                                         80            418
    Agile Software Corp.*                                  80            556
    Ansoft Corp.*                                          40          1,266
    ANSYS, Inc.*                                           80          4,062
    Aspen Technology, Inc.*                               180          2,340
    Blackbaud, Inc.                                       190          4,640


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Blackboard, Inc.*                                      40     $    1,345
    Bottomline Technologies, Inc.*                         70            763
    Captaris, Inc.*                                        70            405
    Catapult Communications Corp.*                         90            877
    Concur Technologies, Inc.*                             10            175
    Epicor Software Corp.*                                 40            556
    EPIQ Systems, Inc.*                                    60          1,223
    eSpeed, Inc.*                                         240          2,280
    FalconStor Software, Inc.*                             10            104
    i2 Technologies, Inc.*                                 30            720
    InterVoice, Inc.*                                     130            863
    Jack Henry & Associates, Inc.                         540         12,987
    Kronos, Inc.*                                         130          6,955
    Lawson Software, Inc.*                                280          2,265
    Macrovision Corp.*                                    130          3,256
    Magma Design Automation, Inc.*                         70            837
    Manhattan Associates, Inc.*                           100          2,743
    Mentor Graphics Corp.*                                 20            327
    MICROS Systems, Inc.*                                  90          4,859
    MicroStrategy, Inc. - Class A*                         60          7,583
    Midway Games, Inc.*                                   110            688
    Netscout Systems, Inc.*                                40            362
    Nuance Communications, Inc.*                          140          2,143
    Opnet Technologies, Inc.*                              20            270
    OpsWare, Inc.*                                        330          2,393
    Parametric Technology Corp.*                          150          2,863
    Pegasystems, Inc.                                     130          1,203
    Progress Software Co.*                                120          3,744
    Quality Systems, Inc.                                  80          3,200
    Quest Software, Inc.*                                 300          4,881
    Radiant Systems, Inc.*                                 10            130
    Renaissance Learning, Inc.                            360          4,741
    Secure Computing Corp.*                               340          2,618
    Smith Micro Software, Inc.*                           220          4,099
    Sonic Solutions*                                       30            423
    SPSS, Inc.*                                            50          1,805
    Sybase, Inc.*                                         490         12,387
    Synchronoss Technologies, Inc.*                        40            696
    Take-Two Interactive Software, Inc.*                  300          6,042
    THQ, Inc.*                                             50          1,710
    TIBCO Software, Inc.*                                 160          1,363
    Transaction Systems Architects, Inc.*                 260          8,421
    VA Software Corp.*                                     40            161
    Vasco Data Security International, Inc.*              230          4,110
    Verint Systems, Inc.*                                  70          2,251
    Wind River Systems, Inc.*                              80            795
                                                                  ----------
                                                                     137,904
                                                                  ----------
  TOTAL INFORMATION TECHNOLOGY                                       763,233
                                                                  ----------
  MATERIALS -- 6.2%
    CHEMICALS -- 3.3%
    American Vanguard Corp.                                70          1,196
    Arch Chemicals, Inc.                                  190          5,932
    Calgon Carbon Corp.*                                  200          1,662
    CF Industries Holdings, Inc.                          150          5,783
    Ferro Corp.                                           430          9,292
    Fuller, Co.                                           430         11,726
    Georgia Gulf Corp.                                    630         10,212
    Hercules, Inc.*                                        20            391
    Koppers Holdings, Inc.                                120          3,079

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Kronos Worldwide, Inc.                                340     $   11,019
    Material Sciences Corp.*                               10            100
    Minerals Technologies, Inc.                            80          4,973
    NewMarket Corp.                                       100          4,067
    NL Industries, Inc.                                 1,550         16,895
    Octel Corp.                                           120          6,917
    Olin Corp.                                            920         15,585
    OM Group, Inc.*                                     1,800         80,424
    Penford Corp.                                          60          1,208
    Pioneer Cos., Inc.*                                   110          3,040
    PolyOne Corp.*                                        350          2,135
    Quaker Chemical Corp.                                 100          2,381
    Rockwood Holdings, Inc.*                              130          3,598
    Schulman, Inc.                                        310          7,304
    Sensient Technologies Corp.                           470         12,117
    Spartech Corp.                                        220          6,455
    Stepan Co.                                            130          3,413
    Symvx Technologies, Inc.*                              90          1,595
    Terra Industries, Inc.*                               550          9,625
    W.R. Grace & Co.*                                     310          8,190
    Zoltek Cos., Inc.*                                     10            349
                                                                  ----------
                                                                     250,663
                                                                  ----------
    CONSTRUCTION MATERIALS -- 0.2%
    Headwaters, Inc.*                                     420          9,177
    Texas Industries, Inc.                                 90          6,798
    US Concrete, Inc.*                                    280          2,189
                                                                  ----------
                                                                      18,164
                                                                  ----------
    CONTAINERS & PACKAGING -- 0.6%
    AptarGroup, Inc.                                      150         10,040
    Caraustar Industries, Inc.*                           290          1,821
    Chesapeake Corp.                                      370          5,587
    Greif Brothers Corp. - Class A                         90         10,000
    Myers Industries, Inc.                                180          3,362
    Rock Tenn Co. - Class A                               280          9,296
    Silgan Holdings, Inc.                                 140          7,156
                                                                  ----------
                                                                      47,262
                                                                  ----------
    METALS & MINING -- 1.8%
    AK Steel Holding Corp.*                               360          8,420
    Amcol International Corp.                             110          3,262
    Brush Engineered Materials, Inc.*                      20            969
    Carpenter Technology Corp.                             10          1,208
    Castle & Co.                                           40          1,174
    Century Aluminum Co.*                                 140          6,563
    Chaparral Steel Co.                                   450         26,177
    Cleveland-Cliffs, Inc.                                250         16,003
    Coeur d'Alene Mines Corp.*                            220            904
    Compass Minerals International, Inc.                  190          6,346
    Gibraltar Industries, Inc                             170          3,845
    Hecla Mining Co.*                                      70            634
    Metal Management, Inc.                                150          6,930
    NN, Inc.                                              180          2,248
    Quanex Corp.                                          390         16,517
    Royal Gold, Inc.                                       20            602
    RTI International Metals, Inc.*                        20          1,820
    Ryerson Tull, Inc.                                    130          5,151
    Schnitzer Steel Industries, Inc. - Class A            130          5,222
    Stillwater Mining Co.*                                 90          1,142
    Wheeling-Pittsburgh Corp.*                            130          3,080


                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    Worthington Industries, Inc.                        1,140     $   23,461
                                                                  ----------
                                                                     141,678
                                                                  ----------
    PAPER & FOREST PRODUCTS -- 0.3%
    Bowater, Inc.                                          50          1,191
    Buckeye Technologies, Inc.*                           160          2,077
    Deltic Timber Corp.                                    10            480
    Glatfelter                                            410          6,113
    Mercer International, Inc.*                            50            598
    Neenah Paper, Inc.                                     10            397
    Pope & Talbot, Inc.*                                   60            405
    Schweitzer-Mauduit International, Inc.                170          4,224
    Wausau Paper Corp.                                    380          5,457
                                                                  ----------
                                                                      20,942
                                                                  ----------
  TOTAL MATERIALS                                                    478,709
                                                                  ----------
  TELECOMMUNICATION SERVICES -- 2.0%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
    Alaska Communications Systems Group, Inc.             200          2,950
    Atlantic Tele-Network, Inc.                           120          3,136
    Cbeyond, Inc.*                                         20            587
    Cogent Communications Group, Inc.*                     80          1,890
    Consolidated Communications Holdings, Inc.            210          4,177
    CT Communications, Inc.                               180          4,338
    Fairpoint Communications, Inc.                        390          7,492
    General Communication, Inc. - Class A*                 50            700
    Globalstar, Inc.*                                      50            530
    Golden Telecom, Inc.                                  170          9,414
    Iowa Telecommunications Services, Inc.                280          5,600
    North Pittsburgh Systems, Inc.                        170          3,701
    NTelos Holdings Corp.*                                230          4,421
    Paetec Holdings Corp.*                                830          8,698
    Premiere Global Services, Inc.*                       220          2,468
    Shenandoah Telecom Co.                                 80          3,767
    SureWest Communications                               180          4,477
    Time Warner Telecom, Inc. - Class A*                   30            623
                                                                  ----------
                                                                      68,969
                                                                  ----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
    Centennial Communications, Inc.*                    4,390         36,130
    Dobson Communications Corp.*                          320          2,749
    FiberTower Corp.*                                   1,730          8,979
    Inphonic, Inc.*                                       120          1,308
    Syniverse Holdings, Inc.*                             110          1,159
    USA Mobility, Inc.                                  1,630         32,486
                                                                  ----------
                                                                      82,811
                                                                  ----------
  TOTAL TELECOMMUNICATION SERVICES                                   151,780
                                                                  ----------
  UTILITIES -- 4.3%
    ELECTRIC UTILITIES -- 1.7%
    ALLETE, Inc.                                          530         24,709
    Central Vermont Public Service Corp.                   20            576
    Cleco Corp.                                           500         12,915
    El Paso Electric Co.*                                  40          1,054
    Idacorp, Inc.                                         460         15,566
    ITC Holdings Corp.                                    100          4,329

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                        ------    ----------

    MGE Energy, Inc.                                      210     $    7,447
    Otter Tail Power Co.                                  280          9,587
    Portland General Electric Co.                         130          3,796
    The Empire District Electric Co.                      380          9,424
    UIL Holdings Corp.                                    340         11,798
    Unisource Energy Corp.                                200          7,510
    Westar Energy, Inc.                                   900         24,768
                                                                  ----------
                                                                     133,479
                                                                  ----------
    GAS UTILITIES -- 1.5%
    Atmos Energy Corp.                                     50          1,564
    Energen Corp.                                          10            509
    EnergySouth, Inc.                                     140          5,870
    New Jersey Resources Corp.                            210         10,510
    Nicor, Inc.                                           510         24,694
    Northwest Natural Gas Co.                             230         10,504
    Piedmont Natural Gas Co.                              600         15,828
    South Jersey Industries, Inc.                         200          7,610
    Southern Union Co.                                    140          4,255
    Southwest Gas Corp.                                   210          8,163
    The Laclede Group, Inc.                               250          7,770
    UGI Corp.                                              30            801
    WGL Holdings, Inc.                                    570         18,229
                                                                  ----------
                                                                     116,307
                                                                  ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
    Ormat Technologies, Inc.                               30          1,259
                                                                  ----------
    MULTI-UTILITIES -- 0.9%
    Avista Corp.                                          270          6,542
    Black Hills Corp.                                     430         15,811
    CH Energy Group, Inc.                                 600         29,214
    PNM Resources, Inc.                                   520         16,796
                                                                  ----------
                                                                      68,363
                                                                  ----------
    WATER UTILITIES -- 0.2%
    American States Water Co.                             100          3,687
    California Water Service Group                        130          4,982
    SJW Corp.                                              80          3,238
    Southwest Water Co.                                    40            577
                                                                  ----------
                                                                      12,484
                                                                  ----------
  TOTAL UTILITIES                                                    331,892
                                                                  ----------
  TOTAL COMMON STOCK
    (Cost $7,582,274)                                              7,718,511
                                                                  ----------
SHORT-TERM INVESTMENTS -- 0.1%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series                  4,410          4,410
    BlackRock Liquidity Funds TempFund
     Portfolio - Institutional Series                   4,410          4,410
                                                                  ----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $8,820)                                                      8,820
                                                                  ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $7,591,094)+                                              $7,727,331
                                                                  ==========

*  Non-income producing security.
+ The cost for Federal income tax purposes is $7,597,410. At March 31, 2007 net unrealized appreciation was $129,921. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $397,521, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $267,600.

    The accompanying notes are an integral part of the financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
          or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WT Mutual Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Neil Wolfson
                         -------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date     May 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Neil Wolfson
                         -------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date     May 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date     May 29, 2007
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.